UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-177731
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 29	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 856	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM All American Gold New York 2.0
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2020.
The contracts described in this prospectus are only available in the state of New York.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 101. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III

•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Service Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Global Fund: Series II
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account.

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Adjusted Roll-up Income Benefit Base – The Original Income Benefit Base after it has been reduced proportionally as a result of a Non-Lifetime Withdrawal.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Attained Age – For purposes of the Nationwide Lifetime Income Capture option, the Contract Owner’s age on each Option Anniversary. If the Joint Option for the Nationwide Lifetime Income Capture option is elected, the age of the younger of the determining life and joint determining life on each Option Anniversary.
Attained Age Lifetime Withdrawal Percentage – For purposes of the Nationwide Lifetime Income Capture option, a percentage based on the Attained Age of the determining life, or if the Joint Option for the Nationwide Lifetime Income Capture option is elected, based on the Attained Age of the younger of the determining life and joint determining life.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, early withdrawals (if applicable), reset opportunities, and if elected, the Non-Lifetime Withdrawal. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the maximum amount that can be withdrawn during a calendar year without reducing the Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit Base by the applicable Lifetime Withdrawal Percentage. For purposes of the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, the maximum amount that can be withdrawn between Contract/Option Anniversaries (and after the Withdrawal Start Date for the Nationwide Lifetime Income Track option) without reducing the Current Income Benefit Base. It is calculated annually, on each Contract/Option Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are currently available for new contracts.
Monthly Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option, each recurring one-month anniversary of the date the option was elected.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, a one-time only election to take a withdrawal from the contract that will not initiate the benefit under the option.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Option Anniversary – For purposes of the Nationwide Lifetime Income Capture option and Nationwide Lifetime Income Track option, each recurring one-year anniversary of the date the option was elected.
Option Year – For purposes of the Nationwide Lifetime Income Capture option, each year the option is in force beginning with the date the option is elected.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.

Purchase Payment Credits or PPCs – Additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Rate Sheet Supplement – Supplements to the prospectus that we file periodically with the SEC to provide for and modify certain rates that are associated with various optional benefits available under the contract. The Rate Sheet Supplements disclose the Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and Interest Anniversary Rate that are currently available for new contracts.
Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, beginning with the date the contract is issued, the Roll-up Crediting Period is the maximum period of time that the Roll-up Interest Rate will apply for. The Rate Sheet Supplement discloses the Roll-up Crediting Periods that are currently available for new contracts.
Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Interest Rates that are currently available for new contracts. For purposes of the Nationwide Lifetime Income Capture option, the indexed simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Track option, the date the Contract Owner reaches age 59½, or if the Joint Option for the Nationwide Lifetime Income Track option is elected, the date the younger spouse reaches age 59½.

Page
Glossary of Special Terms	5
Contract Expenses	12
Underlying Mutual Fund Annual Expenses	14
Example	14
Synopsis of the Contracts	14
Surrenders/Withdrawals	15
Minimum Initial and Subsequent Purchase Payments	15
Dollar Limit Restrictions	15
Credits on Purchase Payments	16
Mortality and Expense Risk Charge	16
Administrative Charge	16
Contract Maintenance Charge	16
Contingent Deferred Sales Charge	16
Reduced CDSC Option ("Liquidity Option")	17
Death Benefit Options	17
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	17
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	18
Nationwide Lifetime Income Capture Option	18
Nationwide Lifetime Income Track Option	19
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	19
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	20
Joint Option for the Nationwide Lifetime Income Capture Option	20
Joint Option for the Nationwide Lifetime Income Track Option	20
Charges for Optional Benefits	20
Underlying Mutual Fund Annual Expenses	20
Annuity Payments	21
Taxation	21
Death Benefit	21
Cancellation of the Contract	21
Condensed Financial Information	21
Financial Statements	21
Nationwide Life Insurance Company	21
Nationwide Investment Services Corporation	22
Investing in the Contract	22
The Variable Account and Underlying Mutual Funds	22
The Fixed Account	24
Contacting the Service Center	25
The Contract in General	25
Cybersecurity	26
Reservation of Rights	26
Distribution, Promotional, and Sales Expenses	27
Underlying Mutual Fund Service Fee Payments	27
Treatment of Unclaimed Property	28
Profitability	29
Contract Modification	29
Standard Charges and Deductions	29
Mortality and Expense Risk Charge	29
Administrative Charge	29
Contract Maintenance Charge	29
Contingent Deferred Sales Charge	29
Premium Taxes	31
Optional Contract Benefits, Charges, and Deductions	31
Reduced CDSC Option ("Liquidity Option")	31
One-Year Enhanced Death Benefit Option	31
Optional Living Benefits	32

Table of Contents (continued)
Page
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max	32
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)	41
Nationwide Lifetime Income Capture Option	47
Nationwide Lifetime Income Track Option	57
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max	62
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)	64
Joint Option for the Nationwide Lifetime Income Capture Option	65
Joint Option for the Nationwide Lifetime Income Track Option	67
Income Benefit Investment Options	68
Ownership and Interests in the Contract	72
Contract Owner	72
Joint Owner	72
Contingent Owner	73
Annuitant	73
Contingent Annuitant	73
Co-Annuitant	73
Joint Annuitant	73
Beneficiary and Contingent Beneficiary	73
Changes to the Parties to the Contract	73
Operation of the Contract	74
Purchase Payment Credits	74
Pricing	75
Application and Allocation of Purchase Payments	76
Determining the Contract Value	76
Transfer Requests	77
Transfer Restrictions	77
Transfers Prior to Annuitization	79
Transfers After Annuitization	80
Right to Examine and Cancel	80
Surrender/Withdrawal Prior to Annuitization	80
Partial Withdrawals	80
Full Surrenders	81
Surrender/Withdrawal After Annuitization	81
Withdrawals Under Certain Plan Types	82
Withdrawals Under a Tax Sheltered Annuity	82
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan	82
Loan Privilege	83
Minimum and Maximum Loan Amounts	83
Maximum Loan Processing Fee	83
How Loan Requests are Processed	83
Interest Charged and Credited	83
Accrual of Principal and Interest After Default	84
Loan Repayment	85
Distributions and Annuity Payments	86
Transferring the Contract	86
Grace Period and Loan Default	86
Assignment	86
Contract Owner Services	86
Asset Rebalancing	86
Dollar Cost Averaging	87
Enhanced Fixed Account Dollar Cost Averaging	87
Dollar Cost Averaging for Living Benefits	88
Fixed Account Interest Out Dollar Cost Averaging	88
Systematic Withdrawals	89
Custom Choice Asset Rebalancing Service	89

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%

Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge (assessed as a reduction to the credited interest rate)	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
Reduced CDSC Option ("Liquidity Option")[5] Charge	0.50%
Total Variable Account Charges (including this option only)	1.65%
One-Year Enhanced Death Benefit Option Charge	0.20% [6]
Total Variable Account Charges (including this option only)	1.35%
Additional Optional Riders (assessed annually as a percentage of the Current Income Benefit Base7) (eligible applicants may purchase one living benefit rider)
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [8]
Maximum Nationwide Lifetime Income Rider Plus Accelerated Charge	1.50% [8]
Maximum Nationwide Lifetime Income Rider Plus Max Charge	1.50% [8]
Maximum 7% Nationwide Lifetime Income Rider Charge	1.50% [8]
Maximum Nationwide Lifetime Income Capture Option Charge	1.50% [8]
Maximum Nationwide Lifetime Income Track Option Charge	1.50% [8]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated Charge	0.40% [9]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Max Charge	0.40% [9]
Maximum Joint Option for the 7% Nationwide Lifetime Income Rider Charge	0.40% [10]
Maximum Joint Option for the Nationwide Lifetime Income Capture Option Charge	0.40% [11]
Maximum Joint Option for the Nationwide Lifetime Income Track Option Charge	0.40% [11]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (annualized rate, as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
Reduced CDSC Option ("Liquidity Option") Charge	0.50%
One-Year Enhanced Death Benefit Option Charge	0.20%
Maximum Nationwide Lifetime Income Rider Plus Core Charge	1.50% [12]
Maximum Joint Option for the Nationwide Lifetime Income Rider Plus Core Charge	0.40% [12]
Maximum Possible Total Variable Account Charges	3.75% [13]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance. The Annual Loan Interest Charge will not exceed 2.25%.
[5]	Election of the Liquidity Option replaces the standard 7 year CDSC schedule with the following reduced CDSC schedule:

Range of Liquidity Option CDSC over time:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%
Nationwide will discontinue deducting the charge associated with the Liquidity Option 4 years from the date the contract was issued.
[6]	The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[7]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal.
[8]	Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max is equal to 1.30% of the Current Income Benefit Base, the charge associated with the 7% Nationwide Lifetime Income Rider and Nationwide Lifetime Income Capture option is equal to 1.20% of the Current Income Benefit Base, and the charge associated with the Nationwide Lifetime Income Track option is equal to 0.80% of the Current Income Benefit Base.
[9]	The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max may only be elected if and when the corresponding optional living benefit (Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max) is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
[10]	The Joint Option for the 7% Nationwide Lifetime Income Rider may only be elected if and when the 7% Nationwide Lifetime Income Rider is elected. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is equal to 0.30% of the Current Income Benefit Base. This charge is in addition to the charge for the 7% Nationwide Lifetime Income Rider. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider.
[11]	The Joint Option for the Nationwide Lifetime Income Capture option may only be elected if and when the Nationwide Lifetime Income Capture option is elected, and the Joint Option for the Nationwide Lifetime Income Track option may only be elected if and when the Nationwide Lifetime Income Track option is elected. Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Capture option is equal to 0.30% of the Current Income Benefit Base, and the charge associated with the Joint Option for the Nationwide Lifetime Income Track option is equal to 0.15% of the Current Income Benefit Base. This charge is in addition to the charge for the Nationwide Lifetime Income Capture option or the Nationwide Lifetime Income Track option.
[12]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[13]	The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The following Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the maximum Contingent Deferred Sales Charge under the standard 7 year CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (3.75%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,788	$3,575	$5,136	$8,408	*	$3,075	$4,836	$8,408	$1,088	$3,075	$4,836	$8,408
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,167	$1,906	$2,652	$4,742	*	$1,406	$2,352	$4,742	$ 467	$1,406	$2,352	$4,742
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:

•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). A CDSC may apply to the withdrawal (see Contingent Deferred Sales Charge). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
If the Contract Owner elects the Liquidity Option, subsequent purchase payments are only permitted during the first Contract Year.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, or Nationwide Lifetime Income Capture option, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment. If the Contract Owner elects the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.

Reduced CDSC Option ("Liquidity Option")
The contract contains a standard seven-year CDSC schedule. For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), in lieu of the standard seven-year CDSC schedule, an applicant may elect the Liquidity Option at the time of application. Election of the Liquidity Option replaces the contract’s standard seven-year CDSC schedule with a four-year CDSC schedule that expires four years from the contract issue date.
If the applicant elects the Liquidity Option, Nationwide will assess a charge equal to an annualized rate of 0.50% of the Daily Net Assets during the first four Contract Years in exchange for a reduced CDSC schedule. Subsequent purchase payments will only be permitted during the first Contract Year.
Death Benefit Options
The contract contains a standard death benefit (the greater of (i) Contract Value or (ii) net purchase payments) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The One-Year Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for the duration of the applicable Roll-up Crediting Period, Nationwide will guarantee that the Current Income Benefit Base on the Contract Anniversary after the applicable Roll-up Crediting Period will be no less than the Original Income Benefit Base plus simple interest (simple interest is interest that is calculated and paid only on the premium payments deposited and not on previously earned interest) at the applicable Roll-up Interest Rate annually for each of those years. The Roll-up Interest Rate and Roll-up Crediting Period currently available to new contracts are disclosed in a Rate Sheet Supplement to the prospectus. For historical information, see Appendix F: Historical Rates and Percentages. The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits are available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. Only one optional living benefit may be elected.
If the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits is 1.30% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max requires that the Contract Owner, until annuitization, allocate the entire Contract Value to the permitted investment options. The permitted investment options are more conservative than those that are not permitted, and help Nationwide manage the likelihood that Lifetime Withdrawals will be paid from Nationwide’s General Account. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max optional living benefits may exceed the benefit. Certain actions by the Contract Owner will terminate the elected optional benefit.

Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals and does not elect to take a Non-Lifetime Withdrawal for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the 7% Nationwide Lifetime Income Rider will no longer be available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Nationwide Lifetime Income Rider.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the Nationwide Lifetime Income Capture option will no longer be available for election.
The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.
If the applicant elects the Nationwide Lifetime Income Capture option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then

Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Capture option may exceed the benefit.
Withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Capture option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option for the Nationwide Lifetime Income Track option is elected, both spouses reach age 59½) the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The Nationwide Lifetime Income Track option is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the Nationwide Lifetime Income Track option will no longer be available for election. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
If the applicant elects the Nationwide Lifetime Income Track option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The charge is deducted on each Option Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then Lifetime Withdrawals are paid from Nationwide's General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability. Certain actions by the Contract Owner will terminate this optional benefit. The cost of the Nationwide Lifetime Income Track option may exceed the benefit.
An early withdrawal (a withdrawal taken from the contract prior to the Withdrawal Start Date) or withdrawals in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0 will automatically terminate the Nationwide Lifetime Income Track option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
The Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max (herein each the "Joint Option") allow a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, as applicable, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the corresponding optional living benefit is elected.
If the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for each of these Joint Options is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base and the Lifetime Withdrawal Percentages will be reduced. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option, however, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Capture Option
The Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Capture option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Capture option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Joint Option for the Nationwide Lifetime Income Track Option
The Joint Option for the Nationwide Lifetime Income Track option ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the Nationwide Lifetime Income Track option is elected.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.40% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. In addition, if the Joint Option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be age 85 or younger at the time of application. The charge is deducted at the same time and in the same manner as the Nationwide Lifetime Income Track option charge. The cost of the Joint Option (including the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.
Charges for Optional Benefits
Optional benefits are irrevocable once elected. Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Liquidity Option will be assessed for four years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts. Amounts paid to Contract Owners under the contracts in excess of the Contract Value, such as amounts that may be paid under an elected death benefits option or a living benefit option, are paid from the General Account and are subject to Nationwide's creditors and ultimately, its overall claims paying ability.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts. Additionally, the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max limit how Contract Value may be allocated to help Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments, and the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option limit the list of underlying mutual funds available in connection with that option (see Income Benefit Investment Options).
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.

The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. These obligations may include certain death benefits and living benefits as described in this prospectus. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Purchase Payment Credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.

Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Except with respect to statements relating to age, sex, and identity, Nationwide will not contest the contract after it has been in force during the lifetime of the Annuitant for two years after the date of contract issuance.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account and the Fixed Account based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn. For contracts that have not elected the Liquidity Option, the standard CDSC schedule applies. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 1 by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.

Table 1
Standard CDSC Schedule
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
For contracts that have elected the Liquidity Option, the standard CDSC schedule is replaced with a reduced CDSC schedule. The CDSC is calculated by multiplying the applicable CDSC percentage shown in Table 2 by the amount of purchase payments withdrawn.
Table 2
Liquidity Option CDSC Schedule
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values for which the applicable CDSC period has expired:
(a)	for those contracts without the Liquidity Option, purchase payments held for at least seven years from the date of allocation to the contract; and
(b)	for those contracts with the Liquidity Option, for any withdrawals after the end of the fourth Contract Year.
No CDSC applies to transfers between or among the various investment options in the contract.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants.
Reduced CDSC Option ("Liquidity Option")
For contracts issued on or after May 1, 2014, or the date of state approval (whichever is later), for an additional charge equal to an annualized rate of 0.50% of the Daily Net Assets, an applicant may elect the Liquidity Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with the Liquidity Option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until the end of the fourth Contract Year. Nationwide may realize a profit from the charge assessed for this option.
If the Liquidity Option is elected, subsequent purchase payments are only permitted during the first Contract Year.
Election of the Liquidity Option replaces the contract’s standard seven year CDSC schedule with a four year CDSC schedule. The Liquidity Option CDSC schedule applies as follows:
Number of Completed Years from Date of Contract Issuance	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
Under this option, CDSC will not exceed 7% of purchase payments withdrawn and no CDSC will be assessed on any withdrawal taken after the end of the fourth Contract Year.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or

(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Optional Living Benefits
An applicant may elect one of the available optional living benefits under the contract at the time of application. If an applicant elects an optional living benefit, Nationwide will deduct an additional charge as applicable for the elected living benefit. The optional living benefits available under the contract include:
•	Nationwide Lifetime Income Rider Plus Core
•	Nationwide Lifetime Income Rider Plus Accelerated
•	Nationwide Lifetime Income Rider Plus Max
•	7% Nationwide Lifetime Income Rider
•	Nationwide Lifetime Income Capture option
•	Nationwide Lifetime Income Track option
Each of the optional living benefits has limitations and restrictions as discussed herein. Before selecting an optional living benefit, consult with a qualified financial professional to determine which option is best based on the Contract Owner’s individual financial situation and needs.
Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max
The Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max (collectively, the "Nationwide L.inc Plus" or "Nationwide L.inc+" Riders) are substantially similar living benefits; however, the Nationwide L.inc Plus Riders offer distinct benefits based upon differences in the applicable Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or permitted investment options, as discussed herein.
The Nationwide L.inc Plus Riders provide for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts with applications signed on or after March 2, 2020, or the date of state approval (whichever is later), the Nationwide L.inc Plus Riders are available under the contract at the time of application. Only one optional living benefit may be elected. Once elected, the Nationwide L.inc Plus Riders are irrevocable. The Nationwide L.inc Plus Riders are not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for that

Nationwide L.inc Plus Rider is elected, then the spouse may keep the applicable Nationwide L.inc Plus Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section.
Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide L.inc Plus Riders is 1.30% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide L.inc Plus Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Investment Requirements
Election of one of the Nationwide L.inc Plus Riders requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract, or if the Custom Choice Asset Rebalancing Service is elected (see Custom Choice Asset Rebalancing Service), all underlying mutual funds currently available in the contract are permitted subject to applicable allocation limitations of Custom Choice. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits).
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Choice Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Choice Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide L.inc Plus Riders as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the restriction will apply to all Contract Owners who have purchased the Nationwide L.inc Plus Rider, and the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability in the United States economy. Nationwide will notify Contract Owners if subsequent purchase payments are no longer being accepted, and Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Rate Sheet Supplements for the Nationwide L.inc Plus Riders
For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the

Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For contracts with applications signed prior to the date of the prospectus, see Appendix F: Historical Rates and Percentages.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus

(bb)	After the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the Contract Anniversary after the Roll-up Crediting Period, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period.
If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide L.inc Plus Riders will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Contract Anniversary after the Roll-up Crediting Period, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the Contract Anniversary after the Roll-up Crediting Period; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the Contract Anniversary after the Roll-up Crediting Period and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide L.inc Plus Riders. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.

A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after a Nationwide L.inc Plus Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The applicable Lifetime Withdrawal Percentage is determined as follows:
(1)	Nationwide Lifetime Income Rider Plus Core – For the Nationwide Lifetime Income Rider Plus Core, the applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. In contrast to the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Rider Plus Core uses a single applicable Lifetime Withdrawal Percentage, that once established, will not change for the life of the contract.
(2)	Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max – For the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, two applicable Lifetime Withdrawal Percentages are used – the first that is applicable when the Contract Value is greater than $0, and the second that becomes applicable once the Contract Value reaches $0. Both of the applicable Lifetime Withdrawal Percentages (for Contract Value greater than $0, and once Contract Value reaches $0) are determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, and once established, will not change for the life of the contract.

The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
For contracts that elect the Joint Option for that Nationwide L.inc Plus Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the corresponding Nationwide L.inc Plus Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar days from the date the contract was issued to the end of the calendar year (December 31st). The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
In addition, for the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max, if the Contract Value reaches $0, the applicable Lifetime Withdrawal Percentage will switch from the Lifetime Withdrawal Percentage applicable when Contract Value is greater than $0 to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0, as established at the time of the first Lifetime Withdrawal. If the Contract Value reaches zero due to a Lifetime Withdrawal, or on any Contract Anniversary as a result of the Variable Account charges or the Nationwide L.inc Plus Rider charge, the Lifetime Withdrawal Percentage will not switch to the Lifetime Withdrawal Percentage applicable once Contract Value reaches $0 until the immediately subsequent calendar year.
The following is an example of the Contract Value reaching $0 due to a Lifetime Withdrawal, and the switching of the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Accelerated or Nationwide Lifetime Income Rider Plus Max:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000. On April 1, 2023, assume the contract stands as follows:
Total purchase payments:	$100,000
Contract Value:	$103,929
Roll-up Interest Rate:	6.00%
Current Income Benefit Base:	$118,000
Assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on January 1, 2024. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentages are 5.50% for Contract Value greater than $0 and 3.00% for once Contract Value reaches $0. Assuming no change to the Current Income Benefit Base from April 1, 2023, the Lifetime Withdrawal Amount would be $6,490 ($118,000 x 0.055).
Thereafter, assume the Contract Owner takes the full Lifetime Withdrawal Amount of $6,490 on January 1 of each calendar year.
On January 1, 2039, assume that the Contract Value is now $6,037. The Contract Owner can again take the full Lifetime Withdrawal Amount of $6,490 on January 1, 2039, which would then reduce the Contract Value to $0.
On January 1, 2040, assuming the Current Income Benefit Base is still $118,000, the new Lifetime Withdrawal Amount would be $3,540 ($118,000 x .03).
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.

Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Income Carryforward
The Nationwide L.inc Plus Riders include an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals.
The Income Carryforward amount available in any given calendar year is not adjusted as a result of any additional purchase payments or reset opportunities during that year.
The following is an example of how the Income Carryforward privilege may apply:
Assume a Contract Owner purchases a contract on April 1, 2020 for $100,000, with a Roll-up Interest Rate of 6.00%. On April 1, 2021, assume the Current Income Benefit Base is $106,000 ($100,000 x 0.06). In May of 2021, assume the Contract Owner elects to begin lifetime income, taking the first Lifetime Withdrawal on May 1, 2021. At the time of the first Lifetime Withdrawal, assume the applicable Lifetime Withdrawal Percentage is 4.00%. Assuming no change to the Current Income Benefit Base from April 1, 2020, the Lifetime Withdrawal Amount would be $4,240 ($106,000 x 0.04).
Thereafter, assume the following withdrawal activity:
	Withdrawal Activity	Before Withdrawal Processing		After Withdrawal Processing
	Lifetime Withdrawals	Income Carryforward Amount	Lifetime Withdrawal Amount	Income Carryforward Amount	Lifetime Withdrawal Amount
May 1, 2021	$3,000	$ 0	$4,240	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2021 is the Income Carryforward amount for 2022.
January 1, 2022		--	--	$1,240	$4,240
March 1, 2022	$1,000	$1,240	$4,240	$ 240	$4,240	Lifetime Withdrawals first reduce any available Income Carryforward amount.
July 1, 2022	$4,000	$ 240	$4,240	$ 0	$ 480	The Income Carryforward amount can be taken in one or multiple withdrawals during the year.
January 1, 2023		--	--	$ 480	$4,240
June 1, 2023	$4,720	$ 480	$4,240	$ 0	$ 0	The entire Lifetime Withdrawal Amount is taken in 2023, so there is no Income Carryforward amount for 2024.
January 1, 2024		--	--	$ 0	$4,240
February 1, 2024	$3,000	$ 0	$3,000	$ 0	$1,240	The portion of the Lifetime Withdrawal Amount not taken in 2024 is the Income Carryforward amount for 2025.
January 1, 2025		--	--	$1,240	$4,240
December 31, 2025	$1,000	$1,240	$4,240	$ 240	$4,240	The Income Carryforward amount is forfeited if not withdrawn in the calendar year in which it is available.
January 1, 2026		--	--	$4,240	$4,240
September 1, 2026	$2,000	$4,240	$4,240	$2,240	$4,240

Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base.
The Nationwide L.inc Plus Riders will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0. For example, if the Current Income Benefit Base is $50,000, the Contract Value is $60,000, the Lifetime Withdrawal Amount is $5,000, there is no Income Carryforward amount available, and a withdrawal of $55,000 is taken, then $50,000 of the amount withdrawn is an excess withdrawal ($55,000-$5,000). As a result, the Current Income Benefit Base of $50,000 is reduced by $50,000 (the dollar amount of the excess withdrawal), which is the greater of $50,000 or $45,455 [[$50,000/($60,000-$5,000)] x $50,000], and therefore the rider terminates as the Current Income Benefit Base would be reduced to $0.
RMD Privilege
In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old (72 years old for those Contract Owners who turn age 72 on or after January 1, 2020) as of the date of the request, or will be at least age 70½ (age 72 for those Contract Owners who turn age 72 on or after January 1, 2020) in the calendar year that the RMD privilege would first apply;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the applicable Nationwide L.inc Plus Rider changes.
In the event the current charge for, or the list of permitted investment options of the applicable Nationwide L.inc Plus Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide notice to the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the applicable Nationwide L.inc Plus Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the applicable Nationwide L.inc Plus Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide L.inc Plus Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, the elected Nationwide L.inc Plus Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide L.inc Plus Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the Nationwide L.inc Plus Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide L.inc Plus Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide L.inc Plus Riders is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the Nationwide L.inc Plus Riders
Upon termination of the Nationwide L.inc Plus Riders, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide L.inc Plus Rider will terminate. In the following instances, the Nationwide L.inc Plus Riders will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;

(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Other Important Considerations
The Nationwide L.inc Plus Riders are designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide L.inc Plus Riders will be reduced, potentially significantly, if the Contract Owner takes Excess Withdrawals or a Non-Lifetime Withdrawal.
Other important considerations include the following:
•	The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the investment restrictions imposed on the Nationwide L.inc Plus Riders.
•	If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. Note: While the Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max provide for a higher applicable Lifetime Withdrawal Percentage when Contract Value is greater than $0, these riders can more quickly reduce your Contract Value.
•	If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.
•	Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 7% Nationwide Lifetime Income Rider is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the 7% Nationwide Lifetime Income Rider will no longer be available for election. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the 7% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of available investment options, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greater of:
(1)	Highest Contract Value: the highest Contract Value on any Contract Anniversary plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	Roll-up Value: the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
Contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), are eligible to take a Non-Lifetime Withdrawal. If a Non-Lifetime Withdrawal is taken on or before the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;

(2)	Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal, plus purchase payments submitted and any Purchase Payment Credits applied after that Contract Anniversary; or
(3)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: the sum of the following calculations:
(aa)	Before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(bb)	After the Non-Lifetime Withdrawal and before the 10th Contract Anniversary: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal and before the 10th Contract Anniversary, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary, the Current Income Benefit Base for the 7% Nationwide Linc Rider will equal the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Roll-up Value: the adjusted 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus 7% of the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Subsequent Purchase Payments with Roll-up: any purchase payments submitted and Purchase Payment Credits applied after contract issuance and before the 10th Contract Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of 7% each year from the date the subsequent purchase payments and/or Purchase Payment Credits are applied through the 10th Contract Anniversary; plus
(c)	Subsequent Purchase Payments with No Roll-up: the sum of the following calculations:
(aa)	After the 10th Contract Anniversary and before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the 10th Contract Anniversary and before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied on or after the Non-Lifetime Withdrawal; or
(3)	Highest Contract Value: the highest Contract Value on any Contract Anniversary after the 10th Contract Anniversary, plus purchase payments submitted and Purchase Payment Credits applied after that Contract Anniversary.
See Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
For contracts issued on or after August 12, 2013, or the date of state approval (whichever is later), after the first Contract Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the 7% Nationwide L.inc Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the 7% simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the 7% Nationwide L.inc Rider.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or

(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.

Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of the 7% Nationwide L.inc Rider
Upon termination of the 7% Nationwide L.inc Rider, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide 7% L.inc Rider will terminate. In the following instances, the 7% Nationwide L.inc Rider will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Nationwide Lifetime Income Capture Option
The Nationwide Lifetime Income Capture option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Capture option is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the Nationwide Lifetime Income Capture option will no longer be available for election.
Once elected, the Nationwide Lifetime Income Capture option is irrevocable. The Nationwide Lifetime Income Capture option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Capture option is elected, then the spouse may keep the Nationwide Lifetime Income Capture option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Capture option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option is elected.

Nationwide Lifetime Income Capture Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Capture option is 1.20% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Capture option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Nationwide Lifetime Income Capture Investment Requirements
Election of the Nationwide Lifetime Income Capture option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Capture option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may elect to automatically reallocate the Contract Value in accordance with the Asset Rebalancing provision.
Subsequent Purchase Payments
Currently, subsequent purchase payments are permitted under the Nationwide Lifetime Income Capture option as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.
Nationwide reserves the right to reject subsequent purchase payments in the event subsequent purchase payments create a financial risk that Nationwide is unwilling to bear. This reservation of right may limit the amount a Contract Owner can invest in the contract. Contract Owners should consider this reservation of right when making the initial purchase payment. If Nationwide exercises this right to refuse purchase payments, the entire purchase payment will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept subsequent purchase payments.
Roll-up Interest Rate
The Roll-up Interest Rate is the indexed simple interest rate used in the calculation of the Current Income Benefit Base until the earlier of the first Lifetime Withdrawal or the 15th Option Anniversary.
For the first Option Year, the Roll-up Interest Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date plus the Variable Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date plus the Variable Rate in effect on the Option Issue Date.
The Defined Rate and Variable Rate are defined below in the Defined Rate and Renewal Defined Rate and Variable Rate subsections, respectively.
For Option Years two through fifteen, the Roll-up Interest Rate is calculated by adding the Variable Rate in effect on the Option Anniversary plus the Renewal Defined Rate.
The Renewal Defined Rate is defined below in the Defined Rate and Renewal Defined Rate subsection.

For the purposes of this Roll-up Interest Rate section only, Application Date is the date a good order application is signed (or if the transaction is subject to the State of New York’s Regulation No. 60, then the date the required step 1 forms are signed and in good order); and Option Issue Date is either the date the contract is issued, or if the Nationwide Lifetime Income Capture Option was elected after the date the contract was issued, then the date Nationwide receives the proper form to add the Nationwide Lifetime Income Capture Option to the contract in good order.
Once calculated, the Roll-up Interest Rate will be rounded up or down to the nearest 0.25%. For example, if the Defined Rate is 3.00% and the Variable Rate is 2.83%, the Roll-up Interest Rate is 5.75% (3.00% + 2.83% = 5.83%, rounded up or down to the nearest 0.25%, results in 5.75%). If the Defined Rate is 3.00% and the Variable Rate is 2.91%, the Roll-up Interest Rate is 6.00% (3.00% + 2.91% = 5.91%, rounded up or down to the nearest 0.25%, results in 6.00%).
For contracts with applications signed on or after March 15, 2016, the Roll-up Interest Rate will not be less than 5.00% nor greater than 10.00%. For contracts with applications signed before March 15, 2016, the Roll-up Interest Rate will not be less than 4.00% nor greater than 10.00%.
In no event will the Roll-up Interest Rate be calculated by adding the Defined Rate in effect on the Application Date to the Variable Rate in effect on the Option Issue Date; or by adding the Defined Rate in effect on the Option Issue Date to the Variable Rate in effect on the Application Date.
Variable Rate
The Variable Rate is, at a minimum, the rate of return (the nominal interest rate) of the specified index. The specified index is the monthly 10-year Treasury constant maturity as published by the Board of Governors of the Federal Reserve System. Periodically, Nationwide may increase the Variable Rate to an amount greater than the rate of return of the specified index.
For the first Option Year, the Variable Rate is the Variable Rate that when added to its corresponding Defined Rate results in the greater Roll-up Interest Rate (the Variable Rate in effect on the Application Date corresponds with the Defined Rate in effect on the Application Date; and the Variable Rate in effect on the Option Issue Date corresponds with the Defined Rate in effect on the Option Issue Date).
For the first Option Year, the Variable Rate in effect depends upon the date of the Application Date or Option Issue Date, and is determined as follows:
(1)	if the Application Date or the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 10th, then Nationwide will use May's Variable Rate); or
(2)	if the Application Date or the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month in which the Application Date or Option Issue Date falls (e.g. if the Option Issue Date is July 17th, then Nationwide will use June's Variable Rate).
For each Option Year after the first Option Year, Nationwide will determine the Variable Rate in effect on the Option Anniversary as follows:
(1)	if the Option Issue Date is before the 15th calendar day of the month, Nationwide will use the Variable Rate for the month that is two months prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year; or
(2)	if the Option Issue Date is on or after the 15th calendar day of the month, Nationwide will use the Variable Rate for the month prior to the month that each Option Anniversary falls to calculate the Roll-up Interest Rate for the following Option Year.
Nationwide reserves the right to discontinue and substitute a comparable index if the index becomes unavailable (e.g. is no longer published) or if the calculation of the index is substantially changed (e.g. the index no longer provides a monthly average). If Nationwide exercises this right, Nationwide will provide written notice to Contract Owners.
Defined Rate and Renewal Defined Rate
The Defined Rate is an amount determined by Nationwide. Currently, the Defined Rate is 3.00%.
For the first Option Year, the Defined Rate is the Defined Rate that when added to its corresponding Variable Rate results in the greater Roll-up Interest Rate (the Defined Rate in effect on the Application Date corresponds with the Variable Rate in effect on the Application Date; and the Defined Rate in effect on the Option Issue Date corresponds with the Variable Rate in effect on the Option Issue Date).

For each Option Year after the first Option Year, the Renewal Defined Rate will be used instead of the Defined Rate to calculate the Roll-up Interest Rate. The Renewal Defined Rate is the greater of:
(1)	the Defined Rate in effect on the Application Date; or
(2)	the Defined Rate in effect on the Option Issue Date.
If the Defined Rate in effect on the Application Date and the Defined Rate in effect on the Option Issue Date are equal, then the Renewal Defined Rate will be the same as the Defined Rate.
Nationwide will not change the Defined Rate or the Renewal Defined Rate for contracts once issued.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Capture option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of election until the first Lifetime Withdrawal will reflect any additional purchase payments, Purchase Payment Credits, reset opportunities, and if elected, a Non-Lifetime Withdrawal, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, or Purchase Payment Credits applied on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary (on the first Option Anniversary, the Original Income Benefit Base); plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the Original Income Benefit Base and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, up to and including the 15th Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(d)	Subsequent Purchase Payments with No Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the 15th Option Anniversary.
If a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(2)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(3)	Roll-up Value: equal to the sum of the following calculations:

(a)	Adjusted Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the prior Option Anniversary, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: the sum of the following calculations:
(aa)	After the prior Option Anniversary and on or before the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied; plus
(bb)	After the Non-Lifetime Withdrawal: any purchase payments submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary;
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Monthly Option Anniversary; or
(4)	Roll-up Value: for each Option Anniversary up to and including the 15th Option Anniversary, it is equal to the sum of the following calculations:
(a)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary; plus
(b)	Roll-up: the Roll-up Interest Rate multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for a Non-Lifetime Withdrawal) and any purchase payments submitted and Purchase Payment Credits applied on or before the date of the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; plus the Roll-up Interest Rate multiplied by any Purchase Payment Credits submitted and Purchase Payment Credits applied after the date of the Non-Lifetime Withdrawal and prior to the previous Option Anniversary; plus
(c)	Subsequent Purchase Payments with Prorated Roll-up: any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary and before the 15th Option Anniversary, increased by the Roll-up Interest Rate prorated from the date the subsequent purchase payments and/or Purchase Payment Credits are applied.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
If a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary, the Current Income Benefit Base for the Nationwide Lifetime Income Capture option will equal:
For the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year and after the Non-Lifetime Withdrawal;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or

(3)	Monthly Option Anniversary Contract Value: the greater of:
(a)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and on or before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section; or
(b)	the highest Monthly Option Anniversary Contract Value during the previous Option Year and after the Non-Lifetime Withdrawal.
For each Option Anniversary after the Option Anniversary immediately following the Non-Lifetime Withdrawal, the greatest of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary plus any purchase payments submitted and Purchase Payment Credits applied during the Option Year;
(2)	Contract Value on the Option Anniversary: the Contract Value on the current Option Anniversary, excluding any purchase payments submitted, Purchase Payment Credits applied, or withdrawals on that Option Anniversary; or
(3)	Monthly Option Anniversary Contract Value: the highest Monthly Option Anniversary Contract Value during the previous Option Year.
See Appendix E: Nationwide Lifetime Income Capture Option Non-Lifetime Withdrawal Examples for example calculations.
When a purchase payment and any Purchase Payment Credits are applied on a date other than an Option Anniversary, the indexed simple interest roll-up value is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Option Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Option Anniversary minus adjustments made for excess withdrawals after that date, and the initial Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up value is only calculated for the first 15 Option Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Non-Lifetime Withdrawal
After the first Option Anniversary, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Capture option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the indexed simple interest roll-up. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In addition, it will be subject to the CDSC provisions of the contract.
A Non-Lifetime Withdrawal will cause a reduction to four factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); (3) Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal; and (4) the Monthly Option Anniversary Contract Value during the Option Year prior to the Non-Lifetime Withdrawal. All four factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments and Purchase Payment Credits applied before the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal

Reduction to Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal
Contract Value prior to the Non-Lifetime Withdrawal
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Nationwide Lifetime Income Capture option is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Roll-up and Roll-up Value terminate and the Current Income Benefit Base is locked in and will not change except as a result of the following:
•	an automatic reset (discussed later in this provision);
•	the Attained Age Income Benefit Base calculation (discussed later in this provision); or
•	the Contract Owner:
❍	takes excess withdrawals;
❍	submits additional purchase payments; or
❍	elects a reset opportunity (discussed later in this provision).
As long as the Nationwide Lifetime Income Capture option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.

For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the initial Lifetime Withdrawal Amount for that year.
On each Option Anniversary after the first Lifetime Withdrawal is taken, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Current Income Benefit Base will equal the greater of:
(1)	Current Income Benefit Base: the Current Income Benefit Base on the prior Option Anniversary, plus any purchase payments submitted and Purchase Payment Credits applied after the prior Option Anniversary, or
Note: The Current Income Benefit Base may change due to excess withdrawals, automatic resets, or election of a non-automatic reset opportunity (all discussed later in this provision). If the Non-Lifetime Withdrawal is taken in the same Option Year as the first Lifetime Withdrawal, then for the first Option Anniversary after the first Lifetime Withdrawal, the Current Income Benefit Base on the prior Option Anniversary will be proportionally reduced as described in the Non-Lifetime Withdrawal section;
(2)	Attained Age Income Benefit Base: determined based on the following formula:

Contract Value on the then current Option Anniversary prior to processing any purchase payments, Purchase Payment Credits, or withdrawals on that day	X	Attained Age Lifetime Withdrawal Percentage
Lifetime Withdrawal Percentage
The Attained Age Lifetime Withdrawal Percentage (which does not remain the same) is determined based on the age of the Contract Owner on the Option Anniversary.
For contracts with applications signed on or after May 1, 2020, the Attained Age Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Age Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Age Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Age Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Attained Age Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Age Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts that elect the Joint Option for the Nationwide Lifetime Income Capture option, the Attained Age Lifetime Withdrawal Percentages will be equal to or less than the Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option (see Joint Option for the Nationwide Lifetime Income Capture Option).
Contract Owners may cancel the attained age feature of the Nationwide Lifetime Income Capture option by cancelling the automatic reset feature discussed later in this section.

The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Capture option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. Prior to the first Lifetime Withdrawal, if on any Option Anniversary, the current Contract Value or the highest Monthly Option Anniversary Contract Value during the previous Option Year exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal the higher Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal or until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes. After the first Lifetime Withdrawal, on each Option Anniversary, the Current Income Benefit Base may be reset to the Attained Age Income Benefit Base, and this automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Capture option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Capture option changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Capture option; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same, the attained age feature (as described in the Lifetime Withdrawals section) will be cancelled, and the terms and conditions of the Nationwide Lifetime Income Capture option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Capture option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Capture option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Capture option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Capture option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:

First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Capture Option
Upon termination of the Nationwide Lifetime Income Capture Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Capture Option will terminate. In the following instances, the Nationwide Lifetime Income Capture Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Nationwide Lifetime Income Track Option
After the Contract Owner reaches age 59½ (or if the Joint Option is elected, both spouses reach age 59½) (the "Withdrawal Start Date"), the Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be 85 or younger at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the younger Annuitant. The determining life may not be changed.
Availability
The Nationwide Lifetime Income Track option is available under the contract at the time of application. Upon state approval of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max, the Nationwide Lifetime Income Track option will no longer be available for election. Once elected, the Nationwide Lifetime Income Track option is irrevocable. The Nationwide Lifetime Income Track option is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Lifetime Income Track option is elected, then the spouse may keep the Nationwide Lifetime Income Track option. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The Nationwide Lifetime Income Track option cannot be elected if the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Capture option is elected.
Nationwide Lifetime Income Track Charge
In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.50% of the Current Income Benefit Base. Currently, the charge for the Nationwide Lifetime Income Track option is 0.80% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner's election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.50% of the Current Income Benefit Base.
The charge will be assessed on each Option Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Lifetime Income Track option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Nationwide Lifetime Income Track Investment Requirements
Election of the Nationwide Lifetime Income Track option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. For the list of investment options available under the Nationwide Lifetime Income Track option, see Income Benefit Investment Options. Allocation requests to investment options other than those listed in the Income Benefit Investment Options section will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Additionally, if this option is elected, contract loans are unavailable.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the Nationwide Lifetime Income Track option as long as the Contract Value is greater than $0. There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear. If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year. The $50,000 threshold will take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Generally, Nationwide may invoke this right in times of economic instability. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment.
Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal
Upon election of the Nationwide Lifetime Income Track option, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount.
The Current Income Benefit Base for the Nationwide Lifetime Income Track option will equal the highest Contract Value on any Option Anniversary (unless the Contract Owner cancels this automatic reset feature as described in Reset Opportunities) adjusted by the following:
(1)	Additional purchase payments submitted after the Nationwide Lifetime Income Track option is elected. Additional purchase payments will result in an immediate increase to the Current Income Benefit Base equal to the dollar amount of the additional purchase payment(s).
(2)	Early withdrawals, which are withdrawals taken from the contract prior to the Withdrawal Start Date. Early withdrawals will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be the greater of (a) or (b), where:

(a)	=	the dollar amount of the early withdrawal; and
(b)	=	a figure representing the proportional amount of the early withdrawal. This amount is determined by the following formula:

Gross dollar amount of the early withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value
In situations where the Contract Value exceeds the existing Current Income Benefit Base, early withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, early withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

(3)	If requested, a one-time Non-Lifetime Withdrawal. A Non-Lifetime Withdrawal will result in a decrease to the Current Income Benefit Base. The amount of that decrease will be a figure representing the proportional amount of the Non-Lifetime Withdrawal. This amount is determined by the following formula:

Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Nationwide Lifetime Income Track option provides for Lifetime Withdrawals, up to a certain amount each year (the Lifetime Withdrawal Amount), even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking early or excess withdrawals.
Non-Lifetime Withdrawal
After the later of the first Option Anniversary or the Withdrawal Start Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Lifetime Income Track option. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage. However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base by the proportional amount of the withdrawal. In addition, it will be subject to the CDSC provisions of the contract. The proportional amount of the withdrawal is determined by the following formula:
Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value
All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal.
A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals.
Lifetime Withdrawals
At any time after the Withdrawal Start Date, the Contract Owner may begin taking the lifetime income benefit by taking a withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal after the Withdrawal Start Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. As long as the Nationwide Lifetime Income Track option is in effect, additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal as indicated in the following tables:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	4.50%	5.00%	5.50%

If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.50%	5.00%	5.50%	6.00%
For contracts that elect the Joint Option for the Nationwide Lifetime Income Track option, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see Joint Option for the Nationwide Lifetime Income Track Option).
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal from the contract prior the fifth Option Anniversary and prior to age 81. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Option Anniversary thereafter, the Lifetime Withdrawal Percentage (which remains the same) is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Option Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner's death or annuitization (assuming the Current Income Benefit Base is not depleted as a result of an excess withdrawal, and the option remains in force).
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year's Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year's Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
After the Withdrawal Start Date, the Contract Owner is permitted to withdraw Contract Value in excess of the Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the gross dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

Gross dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

The extent to which excess withdrawals negatively impact the overall benefit received under the Nationwide Lifetime Income Track option depends on market conditions and other factors that are specific to each contract. Consult with an advisor to determine what is best based on the Contract Owner’s individual financial situation and needs.
Note: If the Contract Value falls to $0 as a result of an excess withdrawal, the Current Income Benefit Base will be reduced to $0 and the contract will terminate.
RMD Privilege
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, Tax Sheltered Annuity or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0 (which could result from Contract Owner withdrawals, market performance, charges, or any combination thereof), the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option (the payment of Lifetime Withdrawals) the only income stream producing benefit remaining in the contract.
Difference between Early Withdrawals and Excess Withdrawals
Early withdrawals and excess withdrawals vary in their impact on the Current Income Benefit Base.
Early withdrawals are taken before the Withdrawal Start Date and the entire amount of the early withdrawal is considered when calculating the reduction to the Current Income Benefit Base.
Excess withdrawals are taken after the Withdrawal Start Date, when the Contract Owner takes withdrawals in excess of the Lifetime Withdrawal Amount, and only the amount in excess of the Lifetime Withdrawal Amount is considered when calculating the reduction to the Current Income Benefit Base.
This means that early withdrawals will have a greater overall negative impact on the Current Income Benefit Base than excess withdrawals, because early withdrawals will impact the Current Income Benefit Base in their entirety, where excess withdrawals will only impact the Current Income Benefit Base by the amount of the withdrawal that was in excess of the Lifetime Withdrawal Amount.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Option Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until the first Lifetime Withdrawal. After the first Lifetime Withdrawal, the automatic reset will continue until either the current charge or the list of permitted investment options associated with the Nationwide Lifetime Income Track option changes.
In the event the current charge or the list of permitted investment options of the Nationwide Lifetime Income Track option changes after the first Lifetime Withdrawal, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Option Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the Nationwide Lifetime Income Track option; and instructions on how to communicate an election to reset the benefit base.

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Option Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the Nationwide Lifetime Income Track option will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the Nationwide Lifetime Income Track option by notifying Nationwide as to such election.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Lifetime Income Track option will terminate.
Death of Determining Life
For contracts with no Joint Option, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Lifetime Income Track option which had been received by the deceased spouse, for the remainder of the survivor's lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Lifetime Income Track option is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
Automatic Termination of Nationwide Lifetime Income Track Option
Upon termination of the Nationwide Lifetime Income Track Option, Nationwide will no longer assess the charge associated with this option, and all benefits associated with the Nationwide Lifetime Income Track Option will terminate. In the following instances, the Nationwide Lifetime Income Track Option will automatically terminate:
(1)	When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;
(2)	On the Annuitization Date; or
(3)	Upon the death of the determining life for contracts with no Joint Option.
Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max
At the time the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, or Joint Option for the Nationwide Lifetime Income Rider Plus Max (each the "Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the corresponding Nationwide L.inc Plus Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide L.inc Plus Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide L.inc Plus Rider.
The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Lifetime Income Rider Plus Core, Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Joint Option for the Nationwide Lifetime Income Rider Plus Max are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Rate Sheet Supplements for the Nationwide L.inc Plus Riders.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide L.inc Plus Riders. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.

Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later), the charge for the Joint Option is 0.30% of the Current Income Benefit Base. For contracts issued before January 14, 2013, or the date of state approval (whichever is later), there is no charge for the Joint Option. If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.

Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the Nationwide Lifetime Income Capture Option
At the time the Nationwide Lifetime Income Capture option is elected, the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Capture option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Capture option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.30% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2020, the Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. The Rate Sheet Supplement discloses the Lifetime Withdrawal Percentages that are applicable during certain periods of time. In order to receive the applicable Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.
For contracts with applications signed on or after May 1, 2020, the Attained Age Lifetime Withdrawal Percentages for the Joint Option are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Attained Aged Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the stated time period during which such withdrawal percentages will be applicable. Attained Aged Lifetime Withdrawal Percentages for the Joint Option applicable in time periods other than the time period when the application is signed are not applicable to the contract. Nationwide reserves the right to change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option at any time; however, Nationwide will not change the Attained Aged Lifetime Withdrawal Percentages for the Joint Option for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Attained Aged Lifetime Withdrawal Percentages for the Joint Option that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the SEC’s EDGAR system at www.sec.gov (file number: 333-177731).
For historical rate information, see Appendix F: Historical Rates and Percentages.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin Lifetime Withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Capture option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.

Joint Option for the Nationwide Lifetime Income Track Option
At the time the Nationwide Lifetime Income Track option is elected (at time of application), the Contract Owner may elect the Joint Option for the Nationwide Lifetime Income Track option ("Joint Option"). The Joint Option is not available for contracts issued as Charitable Remainder Trusts. The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Lifetime Income Track option, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section.
The annual charge for the Joint Option will not exceed 0.40% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
If the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Lifetime Income Track option as follows:
If the first Lifetime Withdrawal is taken prior to the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	3.75%	4.25%	4.75%	5.25%
If the first Lifetime Withdrawal is taken on or after the fifth Option Anniversary:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	59½ through 64	65 through 74	75 through 80	81 and older
Lifetime Withdrawal Percentage	4.25%	4.75%	5.25%	5.75%
If the Contract Owner elects the Joint Option, the Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be age 85 or younger at the time of application;
(2)	Both spouses must be at least age 59½ before either spouse is eligible to begin Lifetime Withdrawals;
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Lifetime Income Track option. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.
Marriage Termination
If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. In addition, the reduction to the Lifetime Withdrawal Percentages will no longer apply and the Lifetime Withdrawal Percentages will be those that would have applied if the Joint Option had never been elected. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.

Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner's spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Income Benefit Investment Options
Only certain investment options are available to Contract Owners that elect the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, and unless the Custom Choice Asset Rebalancing Service is elected, only certain investment options are available to Contract Owners that elect the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below are available for election.
Note: Some of the underlying mutual funds listed are funds of funds and/or funds that are designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile. Additionally, some of the indicated underlying mutual funds may not be available to a particular Contract Owner due to the date the contract was issued. Refer to Appendix A: Underlying Mutual Fund Information for more information regarding underlying mutual fund designations and availability.
Nationwide Lifetime Income Rider Plus Core
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II

•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Rider Plus Accelerated and Nationwide Lifetime Income Rider Plus Max
•	Custom Choice Asset Rebalancing Service
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)

•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
7% Nationwide Lifetime Income Rider
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Capture Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Nationwide Lifetime Income Track Option
•	Custom Portfolio Asset Rebalancing Service - Balanced
•	Custom Portfolio Asset Rebalancing Service - Capital Appreciation
•	Custom Portfolio Asset Rebalancing Service - Conservative
•	Custom Portfolio Asset Rebalancing Service - Moderate
•	Custom Portfolio Asset Rebalancing Service - Moderately Conservative
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Static Asset Allocation Models - American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	Static Asset Allocation Models - American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)
•	Static Asset Allocation Models - BlackRock Option (34% BlackRock NVIT Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Static Asset Allocation Models - Fidelity® VIP Funds Option (35% Fidelity VIP Balanced Portfolio - Service Class 2, 30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Static Asset Allocation Models - J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund, 33% NVIT - NVIT J.P.Morgan Disciplined Equity Fund)
•	Static Asset Allocation Models - Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant must be named at the time of application and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);

•	joint owner;
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant’s spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the beneficiary in order to receive the benefit of the option or feature. Changes to the beneficiary may result in the termination or loss of benefit of these options or features. Further, changes to the beneficiary may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating beneficiary to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. The Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.
After the end of the contractual free look period, all PPCs are fully vested and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Purchase Payment Credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Fixed Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 1.85% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Purchase Payment Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.

Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account at any time.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Purchase Payment Credits, but all losses attributable to the Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.

Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, and Nationwide Lifetime Income Track option.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	charges associated with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states. Additionally, contract loans are unavailable if the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is elected.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.

When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)

2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.

When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract subject to Nationwide’s consent. Additionally, Nationwide reserves the right to refuse to recognize assignments on a non-discriminatory basis. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts. If a Contract Owner elected Custom Choice, Dollar Cost Averaging for Living Benefits transfers will be allocated to the Sub-Accounts in the same percentages as the most recent allocations for the contract’s Custom Choice portfolio. Refer to the Income Benefit Investment Options provision for the investment options available for the the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option . If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Refer to the Income Benefit Investment Options provision for the investment options available for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Custom Choice Asset Rebalancing Service
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max, Nationwide makes available the Custom Choice Asset Rebalancing Service ("Custom Choice") at no extra charge. Custom Choice is an asset allocation framework that Contract Owners can use to build their own customized portfolio of investments, subject to the applicable fund category (Groups A, B, and C) allocation limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and specialty funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Choice will result in a profit or protect against loss in a declining market.
Enrolling in Custom Choice
To participate in Custom Choice, eligible Contract Owners may enroll by submitting the proper Custom Choice administrative form to the Service Center in good order. While Custom Choice is elected, Contract Owners cannot participate in any asset reallocation or asset rebalancing program other than as permitted by Custom Choice, as described below. Only one Custom Choice program may be created and in effect at a time, and the entire Contract Value must participate in Custom Choice.

At the time of enrollment, the Contract Owner selects from the specific Sub-Accounts (classified according to Groups A, B, and C) and directs their investment percentages within the applicable allocation limitations, enabling the Contract Owner to create their own unique "Custom Choice" portfolio. The specific Sub-Accounts comprising Groups A, B, and C and the current allocation limitations are identified in the enrollment form.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Choice and to determine which Sub-Accounts and investment percentages are appropriate for them.
Once enrollment is complete, the contract’s Custom Choice portfolio is static. This means that the investment percentages allocated to each Sub-Account are not monitored or adjusted to reflect changing market conditions, except for quarterly rebalancing or other Contract Owner driven changes, as described below.
Note: Nationwide may subsequently change allocation limitations and/or Sub-Accounts within Groups A, B, and C; the changes will apply only to new enrollees in Custom Choice and existing participants in Custom Choice that implement a change to their Custom Choice portfolio after the change implementation date.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will automatically reallocate the Contract Values in each Sub-Account to make the Contract Values in each Sub-Account match the previously selected investment percentages. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Quarterly rebalancing is not considered a transfer event.
Changing Custom Choice Allocations
Contract Owners enrolled in Custom Choice may change the specified Sub-Accounts and/or the investment percentages at any time while their Custom Choice program is in effect. Any such changes will be subject to the allocation limitations applicable to new enrollees in Custom Choice. To implement changes, Contract Owners must submit new allocation instructions via written request and in good order (on Nationwide’s administrative form) to the Service Center, or by calling the Service Center. Any changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of allocation changes a Contract Owner can make each year.
Terminating Participation in Custom Choice
Contract Owners can terminate participation in Custom Choice by submitting a written request to the Service Center or by calling the Service Center. For the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, or Nationwide Lifetime Income Rider Plus Max as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified financial professional regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.

Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted (see Income Benefit Investment Options).
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected the 7% Nationwide Lifetime Income Rider or Nationwide Lifetime Income Track option may change the Sub-Account allocations within their elected model, percentages within their elected model and/or may change models and create a new Custom Portfolio within that new model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the the 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Model
For Contract Owners that have elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s):

•	American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund)
•	American Funds Managed Option (33% NVIT - American Funds NVIT Bond Fund, 33% NVIT - NVIT Managed American Funds Asset Allocation Fund, 34% NVIT - NVIT Managed American Funds Growth-Income Fund)
•	BlackRock Option (34% BlackRock Equity Dividend V.I. Fund, 33% BlackRock NVIT Managed Global Allocation Fund, 33% BlackRock Total Return V.I. Fund)
•	Fidelity® VIP Funds Option (30% Fidelity VIP Growth & Income Portfolio - Service Class 2, 35% Fidelity VIP Balanced Portfolio - Service Class 2, 35% Fidelity VIP Investment Grade Bond Portfolio - Service Class 2)
•	Nationwide Variable Insurance Trust iShares Option (50% Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II, 50% Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II)
•	J.P. Morgan Option (34% JPMorgan Insurance Trust Core Bond Portfolio, 33% NVIT J.P. Morgan Disciplined Equity Fund, 33% NVIT J.P. Morgan MozaicSM Multi-Asset Fund)
The availability of some models may be restricted (see Income Benefit Investment Options).
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner’s estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Premium) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.

Standard Death Benefit (Return of Premium)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where

A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the One-Year Enhanced Death Benefit Option include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if the death benefit option is elected, both spouses must meet the age requirements for the death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if the Contract Owner changes the beneficiary. Contract Owners contemplating changes to their beneficiary should contact their registered representative to determine how the changes impact the Spousal Protection Feature.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option. If the Contract Owner has elected the Liquidity Option, the charge for the Liquidity Option will continue to be assessed for four years from the date the contract was issued, even if the contract is annuitized.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Choice Asset Rebalancing Service, Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If no purchase payments are received in the 3 years before the Annuitization Date and if the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20. Nationwide will send annuity payments no later than seven days after each annuity payment date.

Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-177731

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
This underlying mutual fund is only available in contracts for which good order applications were received before July 14, 2014
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return from a diversified portfolio of equity securities.
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 1.85%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	2,567
2018	13.052099	11.953286	-8.42%	2,578
2017	11.549310	13.052099	13.01%	2,495
2016	11.302851	11.549310	2.18%	2,432
2015	11.584949	11.302851	-2.44%	2,439
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	2,104
2018*	10.000000	7.666634	-23.33%	1,315
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	38.881036	46.083112	18.52%	3,359
2018	46.438955	38.881036	-16.27%	3,390
2017	41.628464	46.438955	11.56%	3,660
2016	33.745167	41.628464	23.36%	1,388
2015	36.198936	33.745167	-6.78%	2,246
2014	33.613007	36.198936	7.69%	1,823
2013	24.705828	33.613007	36.05%	1,816
2012	21.097393	24.705828	17.10%	671
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.919413	14.984262	7.65%	6,115
2018	14.490699	13.919413	-3.94%	6,315
2017	14.139658	14.490699	2.48%	6,253
2016	13.702519	14.139658	3.19%	5,964
2015	14.212713	13.702519	-3.59%	4,226
2014	13.918761	14.212713	2.11%	4,123
2013	15.385268	13.918761	-9.53%	3,532
2012	14.494173	15.385268	6.15%	2,201

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.922118	34.328318	27.51%	220
2018	31.293423	26.922118	-13.97%	220
2017	28.399743	31.293423	10.19%	911
2016	23.410849	28.399743	21.31%	993
2015	24.063288	23.410849	-2.71%	1,281
2014	20.942467	24.063288	14.90%	919
2013	16.309491	20.942467	28.41%	981
2012	14.196027	16.309491	14.89%	762
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.577974	15.835793	16.63%	223,716
2018	14.443915	13.577974	-6.00%	227,557
2017	12.727275	14.443915	13.49%	244,774
2016	12.001909	12.727275	6.04%	254,183
2015	12.273034	12.001909	-2.21%	212,437
2014	12.064883	12.273034	1.73%	168,689
2013	10.122148	12.064883	19.19%	107,106
2012*	10.000000	10.122148	1.22%	12,843
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.458541	11.874779	13.54%	4,897
2018	10.895606	10.458541	-4.01%	4,401
2017	10.293399	10.895606	5.85%	4,418
2016	9.229679	10.293399	11.52%	837
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.942756	10.727432	7.89%	35,999
2018	10.132159	9.942756	-1.87%	37,595
2017	9.931291	10.132159	2.02%	32,393
2016	9.805385	9.931291	1.28%	21,407
2015*	10.000000	9.805385	-1.95%	1,274
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.821013	14.893893	26.00%	23,644
2018	12.917289	11.821013	-8.49%	24,109
2017	11.217354	12.917289	15.15%	24,252
2016	9.777334	11.217354	14.73%	19,567
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	36,731
2018	17.462522	15.952447	-8.65%	25,148
2017	15.535481	17.462522	12.40%	21,562
2016	15.139654	15.535481	2.61%	18,177
2015	15.470652	15.139654	-2.14%	17,978
2014	15.353952	15.470652	0.76%	15,083
2013	13.575527	15.353952	13.10%	7,716
2012	12.489067	13.575527	8.70%	4,329

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.337033	13.431767	18.48%	2,142
2018	13.603470	11.337033	-16.66%	1,983
2017	11.962136	13.603470	13.72%	2,060
2016	10.504113	11.962136	13.88%	2,172
2015	10.900598	10.504113	-3.64%	102
2014*	10.000000	10.900598	9.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	42.867476	51.787051	20.81%	0
2018	47.645408	42.867476	-10.03%	0
2017	42.879658	47.645408	11.11%	0
2016	34.501040	42.879658	24.29%	0
2015	35.734867	34.501040	-3.45%	0
2014	34.389346	35.734867	3.91%	0
2013	24.723264	34.389346	39.10%	0
2012	21.609807	24.723264	14.41%	416
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	32.048129	41.303982	28.88%	298
2018	34.077341	32.048129	-5.95%	309
2017	28.439917	34.077341	19.82%	795
2016	25.816234	28.439917	10.16%	839
2015	25.891724	25.816234	-0.29%	2,323
2014	23.158254	25.891724	11.80%	2,374
2013	17.787890	23.158254	30.19%	2,598
2012	15.583821	17.787890	14.14%	560
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	27.567342	36.942704	34.01%	0
2018	30.022263	27.567342	-8.18%	0
2017	23.912056	30.022263	25.55%	0
2016	22.473903	23.912056	6.40%	0
2015	23.369551	22.473903	-3.83%	0
2014	21.925375	23.369551	6.59%	0
2013	18.357321	21.925375	19.44%	0
2012	16.861989	18.357321	8.87%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	0
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	463
2018	16.924868	13.894548	-17.90%	0
2017	15.319916	16.924868	10.48%	0
2016	11.822522	15.319916	29.58%	0
2015	12.786348	11.822522	-7.54%	1,562
2014	12.246999	12.786348	4.40%	1,562
2013*	10.000000	12.246999	22.47%	1,562

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.669004	11.292869	5.85%	7,991
2018	10.803087	10.669004	-1.24%	6,897
2017	10.564739	10.803087	2.26%	4,500
2016	9.809744	10.564739	7.70%	0
2015	10.023323	9.809744	-2.13%	0
2014	10.082244	10.023323	-0.58%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	0
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.937448	19.379610	14.42%	51,767
2018	17.898356	16.937448	-5.37%	55,782
2017	16.051874	17.898356	11.50%	59,986
2016	15.431036	16.051874	4.02%	67,106
2015	15.693791	15.431036	-1.67%	67,206
2014	15.234807	15.693791	3.01%	50,872
2013	13.615311	15.234807	11.89%	46,977
2012	12.344227	13.615311	10.30%	14,233
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.866719	21.172126	18.50%	0
2018	19.245467	17.866719	-7.16%	0
2017	16.745796	19.245467	14.93%	9,089
2016	16.011015	16.745796	4.59%	9,073
2015	16.271976	16.011015	-1.60%	8,975
2014	15.738060	16.271976	3.39%	8,853
2013	13.768453	15.738060	14.31%	3,150
2012	12.318852	13.768453	11.77%	2,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	19.037076	23.355635	22.68%	187
2018	20.946970	19.037076	-9.12%	0
2017	17.556772	20.946970	19.31%	0
2016	16.696269	17.556772	5.15%	347
2015	16.980427	16.696269	-1.67%	83
2014	16.400060	16.980427	3.54%	230
2013	13.665277	16.400060	20.01%	151
2012	12.002448	13.665277	13.85%	151
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.325144	13.894579	22.69%	55,822
2018	11.990118	11.325144	-5.55%	43,983
2017	10.445752	11.990118	14.78%	29,819
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	36.421946	47.263088	29.77%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	13.074633	14.193962	8.56%	1,377
2018	17.582386	13.074633	-25.64%	1,081
2017	18.294076	17.582386	-3.89%	1,246
2016	13.861733	18.294076	31.98%	0
2015	17.694870	13.861733	-21.66%	0
2014	20.520501	17.694870	-13.77%	0
2013	16.721636	20.520501	22.72%	0
2012	16.151935	16.721636	3.53%	365
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	26.702890	33.550948	25.65%	11,970
2018	29.536986	26.702890	-9.60%	13,598
2017	26.524303	29.536986	11.36%	13,914
2016	22.795194	26.524303	16.36%	13,372
2015	24.081035	22.795194	-5.34%	17,140
2014	22.456933	24.081035	7.23%	17,071
2013	17.772487	22.456933	26.36%	17,045
2012	15.360050	17.772487	15.71%	7,812
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.664359	14.952439	28.19%	42,033
2018	12.995431	11.664359	-10.24%	31,563
2017	11.273485	12.995431	15.27%	22,147
2016*	10.000000	11.273485	12.73%	755
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	35.689890	47.266231	32.44%	3,628
2018	36.264168	35.689890	-1.58%	4,428
2017	27.210940	36.264168	33.27%	4,962
2016	27.376076	27.210940	-0.60%	4,098
2015	25.905931	27.376076	5.67%	6,041
2014	23.607433	25.905931	9.74%	6,076
2013	17.560229	23.607433	34.44%	6,262
2012	15.528478	17.560229	13.08%	3,437
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.978593	16.198752	8.15%	53,747
2018	15.274047	14.978593	-1.93%	44,703
2017	14.858137	15.274047	2.80%	32,856
2016	14.386323	14.858137	3.28%	8,252
2015	14.678405	14.386323	-1.99%	7,870
2014	14.059340	14.678405	4.40%	7,895
2013	14.523213	14.059340	-3.19%	7,891
2012	13.912926	14.523213	4.39%	2,764

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	41.642186	50.701790	21.76%	1,773
2018	49.431752	41.642186	-15.76%	2,304
2017	41.485406	49.431752	19.15%	2,474
2016	37.495992	41.485406	10.64%	2,646
2015	38.560249	37.495992	-2.76%	2,695
2014	36.789783	38.560249	4.81%	2,956
2013	27.392178	36.789783	34.31%	2,968
2012	24.189033	27.392178	13.24%	1,177
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	23.709025	29.881564	26.03%	474
2018	28.238290	23.709025	-16.04%	881
2017	21.975804	28.238290	28.50%	1,072
2016	23.467075	21.975804	-6.35%	1,187
2015	22.982464	23.467075	2.11%	1,673
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.588046	14.083572	21.54%	0
2018	12.532586	11.588046	-7.54%	0
2017	12.217219	12.532586	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	15,493
2018	14.686860	13.116311	-10.69%	7,490
2017	13.267937	14.686860	10.69%	2,837
2016	11.858820	13.267937	11.88%	2,946
2015	12.791557	11.858820	-7.29%	6,645
2014	12.582030	12.791557	1.67%	6,101
2013	10.283833	12.582030	22.35%	6,264
2012	9.020633	10.283833	14.00%	985
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	21,797
2018	17.464056	16.519149	-5.41%	22,189
2017	16.108477	17.464056	8.42%	24,775
2016	14.291261	16.108477	12.72%	23,239
2015	15.554820	14.291261	-8.12%	23,042
2014	15.041481	15.554820	3.41%	24,304
2013	13.354649	15.041481	12.63%	24,686
2012	11.992969	13.354649	11.35%	12,723
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	37.578202	46.933333	24.90%	165
2018	43.636823	37.578202	-13.88%	354
2017	39.893682	43.636823	9.38%	391
2016	30.998703	39.893682	28.69%	417
2015	33.860639	30.998703	-8.45%	480
2014	34.060063	33.860639	-0.59%	475
2013	25.291090	34.060063	34.67%	456
2012	21.612003	25.291090	17.02%	313

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.604466	9.685128	0.84%	9,100
2018	9.532101	9.604466	0.76%	8,392
2017	9.460508	9.532101	0.76%	8,341
2016	9.297078	9.460508	1.76%	1,976
2015	9.828317	9.297078	-5.41%	1,976
2014	9.763677	9.828317	0.66%	2,773
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	910
2017	11.334512	12.673601	11.81%	905
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	0
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	0
2015	10.261380	10.330904	0.68%	3,241
2014	9.918609	10.261380	3.46%	2,205
2013*	10.000000	9.918609	-0.81%	2,279
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	350
2018	15.637469	13.663723	-12.62%	362
2017	13.797174	15.637469	13.34%	369
2016	12.333799	13.797174	11.86%	385
2015	13.035277	12.333799	-5.38%	401
2014	12.659081	13.035277	2.97%	393
2013	9.968791	12.659081	26.99%	405
2012*	10.000000	9.968791	-0.31%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	36.333309	47.212400	29.94%	3,637
2018	42.442950	36.333309	-14.39%	3,746
2017	31.495987	42.442950	34.76%	3,738
2016	31.911521	31.495987	-1.30%	4,176
2015	31.139232	31.911521	2.48%	6,175
2014	30.866879	31.139232	0.88%	4,998

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.809953	11.142865	26.48%	4,310
2018	11.079236	8.809953	-20.48%	4,148
2017	8.863738	11.079236	25.00%	4,148
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	28.799363	37.503296	30.22%	1,574
2018	31.703444	28.799363	-9.16%	1,600
2017	27.496938	31.703444	15.30%	1,603
2016	24.992254	27.496938	10.02%	282
2015	24.521168	24.992254	1.92%	630
2014	22.469491	24.521168	9.13%	645
2013	17.293862	22.469491	29.93%	708
2012	15.003542	17.293862	15.27%	427
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	39.961755	49.825481	24.68%	1,014
2018	45.191918	39.961755	-11.57%	1,003
2017	40.133466	45.191918	12.60%	1,061
2016	34.501906	40.133466	16.32%	1,181
2015	37.168245	34.501906	-7.17%	1,099
2014	33.675868	37.168245	10.37%	1,100
2013	24.226087	33.675868	39.01%	1,131
2012	20.828212	24.226087	16.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.224312	18.326673	20.38%	6,329
2018	16.288345	15.224312	-6.53%	6,405
2017	13.931596	16.288345	16.92%	9,028
2016	14.464707	13.931596	-3.69%	9,275
2015	15.965561	14.464707	-9.40%	10,026
2014	17.048949	15.965561	-6.35%	4,490
2013	13.783255	17.048949	23.69%	1,808
2012	11.700313	13.783255	17.80%	484
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.901090	14.180108	9.91%	5,975
2018	13.334010	12.901090	-3.25%	5,994
2017	12.644255	13.334010	5.46%	6,541
2016	11.008964	12.644255	14.85%	3,860
2015	11.911916	11.008964	-7.58%	3,273
2014	11.825257	11.911916	0.73%	4,004
2013	10.826150	11.825257	9.23%	3,112
2012*	10.000000	10.826150	8.26%	595

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.710824	22.785994	36.35%	6,342
2018	16.916186	16.710824	-1.21%	779
2017	13.485385	16.916186	25.44%	160
2016	12.855627	13.485385	4.90%	174
2015	13.803004	12.855627	-6.86%	2,117
2014	12.944900	13.803004	6.63%	2,129
2013	10.078253	12.944900	28.44%	2,264
2012*	10.000000	10.078253	0.78%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.867861	10.659357	8.02%	601
2018	10.113382	9.867861	-2.43%	0
2017	9.898828	10.113382	2.17%	0
2016	9.796037	9.898828	1.05%	0
2015*	10.000000	9.796037	-2.04%	1,273
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	44.490404	60.185942	35.28%	150
2018	44.250304	44.490404	0.54%	165
2017	34.434579	44.250304	28.51%	168
2016	34.170332	34.434579	0.77%	358
2015	30.881449	34.170332	10.65%	1,224
2014	28.801846	30.881449	7.22%	1,209
2013	22.261226	28.801846	29.38%	1,401
2012	18.182690	22.261226	22.43%	1,058
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.992662	34.346541	43.15%	271
2018	24.054667	23.992662	-0.26%	445
2017	16.791786	24.054667	43.25%	475
2016	14.919967	16.791786	12.55%	503
2015	14.423477	14.919967	3.44%	0
2014	13.343943	14.423477	8.09%	0
2013	9.970499	13.343943	33.83%	0
2012*	10.000000	9.970499	-0.30%	621
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	27.734388	34.737209	25.25%	0
2018	33.063601	27.734388	-16.12%	0
2017	25.570288	33.063601	29.30%	0
2016	27.726728	25.570288	-7.78%	0
2015	30.757342	27.726728	-9.85%	0
2014	35.398964	30.757342	-13.11%	0
2013	31.335568	35.398964	12.97%	0
2012	28.009135	31.335568	11.88%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.957349	-0.43%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.914065	10.410153	16.78%	8,903
2018	11.073198	8.914065	-19.50%	6,929
2017	8.763183	11.073198	26.36%	4,996
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
2014	9.852806	9.287866	-5.73%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.028624	10.746985	7.16%	0
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	0
2016*	10.000000	9.984326	-0.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	7,364
2018	16.979338	16.494780	-2.85%	1,707
2017	13.596154	16.979338	24.88%	1,781
2016	12.641599	13.596154	7.55%	1,931
2015	13.069092	12.641599	-3.27%	1,982
2014	14.292266	13.069092	-8.56%	1,958
2013	10.238380	14.292266	39.59%	2,320
2012*	10.000000	10.238380	2.38%	3,444
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	32.810230	42.002548	28.02%	3,910
2018	37.029118	32.810230	-11.39%	3,695
2017	31.920916	37.029118	16.00%	6,150
2016	28.381463	31.920916	12.47%	6,018
2015	28.982349	28.381463	-2.07%	4,486
2014	26.605168	28.982349	8.94%	4,272
2013	19.849130	26.605168	34.04%	2,888
2012	17.328416	19.849130	14.55%	2,183
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	6,508
2018	20.424056	18.224748	-10.77%	5,222
2017	16.291646	20.424056	25.37%	7,706
2016	15.871014	16.291646	2.65%	8,326
2015	15.101235	15.871014	5.10%	7,304
2014	15.105813	15.101235	-0.03%	7,453
2013	11.972877	15.105813	26.17%	5,386
2012	10.447976	11.972877	14.60%	3,185

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.478930	11.981062	26.40%	1,562
2018	10.411184	9.478930	-8.95%	1,937
2017	9.358081	10.411184	11.25%	1,912
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	0
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	1,436
2014	17.482977	16.925236	-3.19%	1,408
2013	13.406784	17.482977	30.40%	1,332
2012	11.060501	13.406784	21.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	291,403
2018	18.315015	17.201856	-6.08%	278,091
2017	16.000522	18.315015	14.47%	265,551
2016	14.849732	16.000522	7.75%	259,596
2015	14.876089	14.849732	-0.18%	253,744
2014	14.333814	14.876089	3.78%	239,250
2013	11.761815	14.333814	21.87%	153,249
2012	10.282856	11.761815	14.38%	64,269
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	406,793
2018	12.189307	11.919041	-2.22%	405,084
2017	11.947024	12.189307	2.03%	368,054
2016	11.773591	11.947024	1.47%	302,170
2015	11.938142	11.773591	-1.38%	282,107
2014	11.504300	11.938142	3.77%	263,056
2013	11.945598	11.504300	-3.69%	177,084
2012	11.513086	11.945598	3.76%	59,488
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	2,902
2018	21.247212	19.022635	-10.47%	2,588
2017	16.411534	21.247212	29.47%	2,146
2016	16.570921	16.411534	-0.96%	2,386
2015	15.734209	16.570921	5.32%	1,157
2014	15.630348	15.734209	0.66%	1,204
2013	12.291636	15.630348	27.16%	1,225
2012	10.185364	12.291636	20.68%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	16,968
2018	21.559589	21.170405	-1.81%	12,305
2017	17.065869	21.559589	26.33%	17,253
2016	15.829159	17.065869	7.81%	12,257
2015	15.046269	15.829159	5.20%	12,234
2014	14.085094	15.046269	6.82%	12,733
2013	10.993629	14.085094	28.12%	12,251
2012	9.473308	10.993629	16.05%	4,172
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	245,605
2018	18.039988	17.441755	-3.32%	246,680
2017	14.967386	18.039988	20.53%	261,832
2016	13.629860	14.967386	9.81%	264,864
2015	13.640203	13.629860	-0.08%	257,847
2014	12.518558	13.640203	8.96%	255,197
2013	9.524179	12.518558	31.44%	187,781
2012	8.230825	9.524179	15.71%	78,174
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.682451	18.002549	7.91%	11,360
2018	17.282878	16.682451	-3.47%	11,743
2017	16.442359	17.282878	5.11%	12,174
2016	15.309363	16.442359	7.40%	11,989
2015	15.948421	15.309363	-4.01%	14,047
2014	15.530801	15.948421	2.69%	13,406
2013	15.890146	15.530801	-2.26%	13,340
2012	14.321138	15.890146	10.96%	2,947
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.742341	37.340093	25.55%	1,269
2018	32.516002	29.742341	-8.53%	1,211
2017	27.949469	32.516002	16.34%	706
2016	24.047691	27.949469	16.23%	204
2015	26.022987	24.047691	-7.59%	495
2014	24.168378	26.022987	7.67%	466
2013	18.070541	24.168378	33.74%	514
2012	15.470175	18.070541	16.81%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.011497	11.375394	13.62%	32,468
2018	11.066013	10.011497	-9.53%	32,371
2017	9.452026	11.066013	17.08%	27,516
2016	9.285482	9.452026	1.79%	20,228
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	5,107
2018*	10.000000	10.104953	1.05%	2,034

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.140168	26.245827	13.42%	2,051
2018	24.134655	23.140168	-4.12%	2,151
2017	22.869387	24.134655	5.53%	2,437
2016	20.265831	22.869387	12.85%	2,592
2015	21.050455	20.265831	-3.73%	2,203
2014	20.765745	21.050455	1.37%	2,616
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.878142	21.370002	26.61%	2,458
2018	17.975725	16.878142	-6.11%	2,681
2017	14.575396	17.975725	23.33%	1,753
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.598109	13.916383	31.31%	1,760
2018	12.867017	10.598109	-17.63%	1,817
2017	10.368566	12.867017	24.10%	1,732
2016	10.754701	10.368566	-3.59%	1,763
2015	10.951496	10.754701	-1.80%	1,686
2014	11.230744	10.951496	-2.49%	1,609
2013	9.383592	11.230744	19.68%	1,001
2012	8.217612	9.383592	14.19%	870
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	29.588011	37.736115	27.54%	0
2018	30.017386	29.588011	-1.43%	0
2017	25.253129	30.017386	18.87%	0
2016	22.981833	25.253129	9.88%	0
2015	23.096328	22.981833	-0.50%	596
2014	20.895881	23.096328	10.53%	598
2013	16.162472	20.895881	29.29%	661
2012	14.362170	16.162472	12.54%	762
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	1,456
2018	15.982846	14.100444	-11.78%	900
2017	13.496191	15.982846	18.42%	788
2016	12.599046	13.496191	7.12%	667
2015	12.973144	12.599046	-2.88%	474
2014	12.559301	12.973144	3.30%	476
2013	9.812976	12.559301	27.99%	427
2012	8.546808	9.812976	14.81%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	273,754
2018	14.567286	13.501284	-7.32%	277,015
2017	13.151370	14.567286	10.77%	283,629
2016	12.538101	13.151370	4.89%	304,470
2015	12.819763	12.538101	-2.20%	317,243
2014	12.434537	12.819763	3.10%	326,004
2013	10.971118	12.434537	13.34%	294,275
2012	9.993661	10.971118	9.78%	154,511
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	0
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	95,669
2018	12.894265	12.413160	-3.73%	102,737
2017	12.264060	12.894265	5.14%	88,116
2016	11.859292	12.264060	3.41%	90,698
2015	12.085949	11.859292	-1.88%	92,360
2014	11.831794	12.085949	2.15%	90,628
2013	11.406770	11.831794	3.73%	86,063
2012	10.734806	11.406770	6.26%	39,947
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	36,030
2018	12.268198	11.275995	-8.09%	37,436
2017	10.813782	12.268198	13.45%	40,367
2016	10.363390	10.813782	4.35%	32,942
2015	10.954322	10.363390	-5.39%	27,231
2014	10.836834	10.954322	1.08%	26,842
2013*	10.000000	10.836834	8.37%	1,030
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	144,287
2018	12.598315	11.571843	-8.15%	149,540
2017	10.819573	12.598315	16.44%	149,269
2016	10.304924	10.819573	4.99%	149,618
2015	10.959248	10.304924	-5.97%	157,450
2014	10.975511	10.959248	-0.15%	140,367
2013*	10.000000	10.975511	9.76%	29,604

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	219,283
2018	15.061604	13.832436	-8.16%	226,062
2017	13.368844	15.061604	12.66%	239,635
2016	12.670096	13.368844	5.51%	244,002
2015	12.955579	12.670096	-2.20%	249,097
2014	12.533509	12.955579	3.37%	245,417
2013	10.762993	12.533509	16.45%	228,117
2012	9.689863	10.762993	11.07%	7,946
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	0
2018	15.704238	14.047477	-10.55%	0
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	86,130
2018	14.066362	13.241451	-5.86%	113,537
2017	12.949443	14.066362	8.63%	118,585
2016	12.358450	12.949443	4.78%	170,004
2015	12.636825	12.358450	-2.20%	228,104
2014	12.282434	12.636825	2.89%	234,438
2013	11.169980	12.282434	9.96%	226,965
2012	10.268845	11.169980	8.78%	169,646
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	10,921
2018	17.271425	14.393241	-16.66%	11,389
2017	14.237352	17.271425	21.31%	11,070
2016	14.243671	14.237352	-0.04%	4,461
2015	14.994609	14.243671	-5.01%	5,105
2014	16.514477	14.994609	-9.20%	4,861
2013	13.911205	16.514477	18.71%	4,480
2012	11.770571	13.911205	18.19%	1,691
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.812523	13.766734	7.45%	1,685
2018	13.052192	12.812523	-1.84%	1,806
2017	12.673918	13.052192	2.98%	1,706
2016	12.209832	12.673918	3.80%	1,599
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.553996	14.683495	8.33%	1,572
2018	13.914804	13.553996	-2.59%	1,642
2017	13.565257	13.914804	2.58%	1,694
2016	13.279654	13.565257	2.15%	1,598
2015	13.503984	13.279654	-1.66%	3,793
2014	13.025248	13.503984	3.68%	3,693
2013	13.452380	13.025248	-3.18%	3,688
2012	12.704929	13.452380	5.88%	2,670
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.618721	14.939137	18.39%	14,527
2018	14.214146	12.618721	-11.22%	3,966
2017	12.197549	14.214146	16.53%	3,967
2016	11.077617	12.197549	10.11%	0
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.028443	13.972464	16.16%	0
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	31.703841	38.442305	21.25%	1,130
2018	38.951753	31.703841	-18.61%	1,154
2017	27.901948	38.951753	39.60%	1,079
2016	26.261721	27.901948	6.25%	1,234
2015	31.715737	26.261721	-17.20%	1,228
2014	34.035014	31.715737	-6.81%	1,051
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.229560	13.897420	5.05%	2,872
2018	13.390741	13.229560	-1.20%	2,599
2017	13.269527	13.390741	0.91%	2,498
2016	13.324658	13.269527	-0.41%	2,297
2015	13.494346	13.324658	-1.26%	19,541
2014	13.054852	13.494346	3.37%	20,376
2013	13.764967	13.054852	-5.16%	20,560
2012	13.512438	13.764967	1.87%	36,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.858834	9.919066	0.61%	19,823
2018	9.837354	9.858834	0.22%	25,731
2017	9.909723	9.837354	-0.73%	31,883
2016	10.023926	9.909723	-1.14%	26,927
2015	10.140543	10.023926	-1.15%	10,570
2014	10.258510	10.140543	-1.15%	10,710
2013	10.377853	10.258510	-1.15%	9,934
2012	10.498914	10.377853	-1.15%	23,076

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	9.089393	10.684210	17.55%	638
2018	10.793413	9.089393	-15.79%	598
2017	8.592293	10.793413	25.62%	585
2016	8.637247	8.592293	-0.52%	651
2015	9.028520	8.637247	-4.33%	644
2014	9.199775	9.028520	-1.86%	609
2013	7.916447	9.199775	16.21%	613
2012	6.950462	7.916447	13.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	0
2018	11.884646	10.087724	-15.12%	0
2017	9.660025	11.884646	23.03%	0
2016	9.721257	9.660025	-0.63%	3,870
2015	9.972865	9.721257	-2.52%	8,970
2014	10.754329	9.972865	-7.27%	8,915
2013	8.990410	10.754329	19.62%	7,304
2012	7.694006	8.990410	16.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	28.294948	34.607305	22.31%	183
2018	31.406973	28.294948	-9.91%	178
2017	26.827228	31.406973	17.07%	663
2016	24.791306	26.827228	8.21%	688
2015	25.332564	24.791306	-2.14%	682
2014	24.410332	25.332564	3.78%	695
2013	19.406489	24.410332	25.78%	711
2012	16.938944	19.406489	14.57%	526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	280,716
2018	17.852396	16.790251	-5.95%	276,944
2017	16.250688	17.852396	9.86%	296,873
2016	15.464566	16.250688	5.08%	332,172
2015	15.671697	15.464566	-1.32%	372,424
2014	15.158944	15.671697	3.38%	373,762
2013	13.520328	15.158944	12.12%	331,024
2012	12.504317	13.520328	8.13%	110,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	4,608
2018	21.276316	19.669523	-7.55%	4,817
2017	18.746995	21.276316	13.49%	12,306
2016	17.602214	18.746995	6.50%	12,525
2015	17.902199	17.602214	-1.68%	12,621
2014	17.213315	17.902199	4.00%	13,224
2013	14.572666	17.213315	18.12%	1,504
2012	13.133714	14.572666	10.96%	1,485

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.221855	16.481211	8.27%	25,981
2018	15.682719	15.221855	-2.94%	30,966
2017	15.011613	15.682719	4.47%	31,940
2016	14.564788	15.011613	3.07%	42,273
2015	14.695321	14.564788	-0.89%	52,515
2014	14.309590	14.695321	2.70%	50,388
2013	13.808862	14.309590	3.63%	34,394
2012	13.282450	13.808862	3.96%	7,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	93,840
2018	12.176209	11.358351	-6.72%	94,679
2017	10.801883	12.176209	12.72%	96,230
2016	10.337192	10.801883	4.50%	107,652
2015	10.807752	10.337192	-4.35%	100,715
2014	10.671417	10.807752	1.28%	94,844
2013*	10.000000	10.671417	6.71%	65,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	58,201
2018	12.557899	11.661195	-7.14%	61,383
2017	10.861216	12.557899	15.62%	61,515
2016	10.273175	10.861216	5.72%	63,090
2015	10.820654	10.273175	-5.06%	73,563
2014	10.759988	10.820654	0.56%	69,382
2013*	10.000000	10.759988	7.60%	22,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.962509	25.562376	16.39%	180,879
2018	23.557485	21.962509	-6.77%	216,947
2017	21.102865	23.557485	11.63%	221,925
2016	19.924520	21.102865	5.91%	214,648
2015	20.224004	19.924520	-1.48%	240,217
2014	19.451473	20.224004	3.97%	245,215
2013	16.872314	19.451473	15.29%	233,481
2012	15.403616	16.872314	9.53%	63,462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	25.677034	30.922114	20.43%	12,987
2018	28.152661	25.677034	-8.79%	17,189
2017	24.408297	28.152661	15.34%	18,135
2016	22.761033	24.408297	7.24%	18,551
2015	23.195107	22.761033	-1.87%	18,872
2014	22.356717	23.195107	3.75%	19,617
2013	18.481146	22.356717	20.97%	1,797
2012	16.435137	18.481146	12.45%	551

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.603051	20.868550	12.18%	24,901
2018	19.550246	18.603051	-4.84%	31,209
2017	18.109008	19.550246	7.96%	37,712
2016	17.330765	18.109008	4.49%	46,991
2015	17.537747	17.330765	-1.18%	57,549
2014	16.938973	17.537747	3.53%	63,166
2013	15.508419	16.938973	9.22%	78,665
2012	14.521734	15.508419	6.79%	45,499
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.968437	9.68%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.092605	0.93%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.430804	23.724360	28.72%	2,507
2018	19.292821	18.430804	-4.47%	2,615
2017	15.026794	19.292821	28.39%	2,977
2016	14.904528	15.026794	0.82%	3,140
2015	14.620369	14.904528	1.94%	3,719
2014	13.427775	14.620369	8.88%	3,940
2013	10.106069	13.427775	32.87%	3,014
2012	8.803074	10.106069	14.80%	2,126
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.280690	13.266295	17.60%	152,864
2018	11.990647	11.280690	-5.92%	132,959
2017	10.318553	11.990647	16.20%	115,862
2016	9.616317	10.318553	7.30%	39,416
2015	9.951825	9.616317	-3.37%	18,495
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.659846	15.265250	20.58%	43,984
2018	13.146444	12.659846	-3.70%	26,135
2017	10.927974	13.146444	20.30%	20,824
2016	10.045670	10.927974	8.78%	6,985
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	29.287812	39.759218	35.75%	2,513
2018	30.094108	29.287812	-2.68%	2,513
2017	23.958145	30.094108	25.61%	2,451
2016	23.456331	23.958145	2.14%	0
2015	22.637536	23.456331	3.62%	0
2014	21.094704	22.637536	7.31%	381
2013	15.658311	21.094704	34.72%	0
2012	13.376674	15.658311	17.06%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.494329	30.673154	25.23%	2,116
2018	27.373243	24.494329	-10.52%	2,093
2017	25.536111	27.373243	7.19%	2,186
2016	21.488963	25.536111	18.83%	634
2015	22.749450	21.488963	-5.54%	696
2014	20.375888	22.749450	11.65%	1,054
2013	15.654684	20.375888	30.16%	1,147
2012	13.838196	15.654684	13.13%	409
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	40.734220	50.594527	24.21%	2,318
2018	46.505004	40.734220	-12.41%	2,267
2017	40.632983	46.505004	14.45%	1,884
2016	34.171304	40.632983	18.91%	1,693
2015	35.467680	34.171304	-3.66%	2,798
2014	32.791237	35.467680	8.16%	2,835
2013	24.932794	32.791237	31.52%	2,851
2012	21.471749	24.932794	16.12%	990
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.455992	17.762073	14.92%	1,870
2018	18.916023	15.455992	-18.29%	1,716
2017	15.616337	18.916023	21.13%	1,655
2016	15.047914	15.616337	3.78%	1,823
2015	16.082691	15.047914	-6.43%	1,636
2014	18.012939	16.082691	-10.72%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	3,623
2018	17.180002	14.978627	-12.81%	3,172
2017	15.196797	17.180002	13.05%	3,234
2016	13.247487	15.196797	14.71%	3,330
2015	13.878543	13.247487	-4.55%	3,413
2014	12.735469	13.878543	8.98%	3,415
2013	9.541471	12.735469	33.47%	2,409
2012	8.208690	9.541471	16.24%	1,495

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	1,437
2018	22.126129	18.993158	-14.16%	1,427
2017	19.661842	22.126129	12.53%	1,402
2016	16.914135	19.661842	16.25%	1,467
2015	17.619336	16.914135	-4.00%	1,521
2014	15.231863	17.619336	15.67%	1,576
2013	11.357084	15.231863	34.12%	1,289
2012	9.875328	11.357084	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.911829	37.351687	33.82%	328
2018	30.766229	27.911829	-9.28%	331
2017	24.969114	30.766229	23.22%	376
2016	23.375200	24.969114	6.82%	398
2015	23.522555	23.375200	-0.63%	733
2014	23.207171	23.522555	1.36%	432
2013	16.309138	23.207171	42.30%	358
2012	14.589165	16.309138	11.79%	128
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	35.839508	42.049114	17.33%	388
2018	43.750345	35.839508	-18.08%	343
2017	40.695741	43.750345	7.51%	350
2016	32.773322	40.695741	24.17%	380
2015	35.379738	32.773322	-7.37%	403
2014	33.523407	35.379738	5.54%	409
2013	24.219631	33.523407	38.41%	159
2012	20.366624	24.219631	18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	35.317881	43.763138	23.91%	138
2018	40.991876	35.317881	-13.84%	132
2017	36.632273	40.991876	11.90%	139
2016	30.240076	36.632273	21.14%	149
2015	31.182839	30.240076	-3.02%	150
2014	31.371196	31.182839	-0.60%	156
2013	22.579731	31.371196	38.94%	85
2012	19.824409	22.579731	13.90%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.846014	22.235572	24.60%	318
2018	19.181710	17.846014	-6.96%	332
2017	16.393765	19.181710	17.01%	366
2016	15.061419	16.393765	8.85%	394
2015	15.300656	15.061419	-1.56%	415
2014	14.006605	15.300656	9.24%	424
2013	10.226827	14.006605	36.96%	454
2012	9.288702	10.226827	10.10%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	14.075903	18.150177	28.95%	3,298
2018	14.842743	14.075903	-5.17%	3,418
2017	14.145939	14.842743	4.93%	3,452
2016	13.351815	14.145939	5.95%	3,596
2015	14.317576	13.351815	-6.75%	4,881
2014	11.262367	14.317576	27.13%	4,915
2013	11.093835	11.262367	1.52%	5,146
2012	9.710185	11.093835	14.25%	2,391
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	7,657
2018	17.235668	16.206131	-5.97%	7,349
2017	14.382933	17.235668	19.83%	7,626
2016	13.061331	14.382933	10.12%	8,311
2015	13.089868	13.061331	-0.22%	15,103
2014	11.710717	13.089868	11.78%	15,038
2013*	10.000000	11.710717	17.11%	13,724
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	12,089
2018	10.677261	10.640381	-0.35%	12,151
2017	10.633224	10.677261	0.41%	12,177
2016	10.495092	10.633224	1.32%	11,379
2015	10.653524	10.495092	-1.49%	10,703
2014	10.724502	10.653524	-0.66%	10,611
2013	10.837845	10.724502	-1.05%	8,814
2012	10.591062	10.837845	2.33%	2,205
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	1,273
2018	16.489473	14.449950	-12.37%	1,273
2017	14.609064	16.489473	12.87%	0
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	0
2014	12.582420	13.003827	3.35%	0
2013*	10.000000	12.582420	25.82%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.521481	23.700330	35.26%	954
2018	19.070560	17.521481	-8.12%	1,043
2017	15.128127	19.070560	26.06%	1,206
2016	14.429845	15.128127	4.84%	1,337
2015	14.648357	14.429845	-1.49%	1,308
2014	14.287313	14.648357	2.53%	1,453
2013	10.427761	14.287313	37.01%	467
2012	9.201800	10.427761	13.32%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.867647	12.265405	12.86%	0
2018	11.747500	10.867647	-7.49%	0
2017	10.779858	11.747500	8.98%	0
2016	10.305628	10.779858	4.60%	0
2015	10.947658	10.305628	-5.86%	0
2014	10.784873	10.947658	1.51%	0
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.363313	13.101800	15.30%	0
2018	12.645315	11.363313	-10.14%	0
2017	10.902113	12.645315	15.99%	0
2016	10.488290	10.902113	3.95%	0
2015	11.708404	10.488290	-10.42%	0
2014	11.740821	11.708404	-0.28%	0
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.422303	13.084234	14.55%	0
2018	12.508424	11.422303	-8.68%	0
2017	11.137100	12.508424	12.31%	0
2016	10.644170	11.137100	4.63%	0
2015	11.537839	10.644170	-7.75%	0
2014	11.387543	11.537839	1.32%	0
2013	10.288820	11.387543	10.68%	0
2012*	10.000000	10.288820	2.89%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	2,058
2018	11.735218	10.967710	-6.54%	2,058
2017	10.470564	11.735218	12.08%	2,058
2016	9.381376	10.470564	11.61%	2,058
2015	10.450730	9.381376	-10.23%	7,441
2014	10.524441	10.450730	-0.70%	7,386
2013	10.635249	10.524441	-1.04%	7,370
2012*	10.000000	10.635249	6.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.129788	11.480492	13.33%	368
2018	10.767882	10.129788	-5.93%	0
2017	9.922384	10.767882	8.52%	822
2016	8.866028	9.922384	11.91%	871
2015	9.186450	8.866028	-3.49%	0
2014	9.164602	9.186450	0.24%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	3,587
2018	12.271013	11.635048	-5.18%	3,348
2017	11.210014	12.271013	9.46%	3,475
2016	11.020101	11.210014	1.72%	3,443
2015	12.010066	11.020101	-8.24%	4,987
2014	12.113330	12.010066	-0.85%	4,790
2013	13.115558	12.113330	-7.64%	4,649
2012	12.608799	13.115558	4.02%	2,735
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	13,073
2018	11.600379	11.493435	-0.92%	16,451
2017	11.589833	11.600379	0.09%	16,641
2016	11.573261	11.589833	0.14%	15,517
2015	11.683511	11.573261	-0.94%	16,578
2014	11.731651	11.683511	-0.41%	16,692
2013	11.895761	11.731651	-1.38%	13,642
2012	11.380137	11.895761	4.53%	3,537
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.265731	10.421282	1.52%	0
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	46,938
2018	11.261373	11.060480	-1.78%	52,908
2017	10.868481	11.261373	3.61%	64,529
2016	10.717682	10.868481	1.41%	51,361
2015	10.806099	10.717682	-0.82%	69,350
2014	10.494450	10.806099	2.97%	68,566
2013	10.839073	10.494450	-3.18%	65,164
2012	10.014102	10.839073	8.24%	24,025
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.905997	22.152184	23.71%	159
2018	22.396267	17.905997	-20.05%	147
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.434142	45.054772	27.15%	3,118
2018	35.543945	35.434142	-0.31%	3,251
2017	28.243797	35.543945	25.85%	3,234
2016	32.000556	28.243797	-11.74%	1,534
2015	28.783452	32.000556	11.18%	2,495
2014	22.189717	28.783452	29.72%	1,541
2013	14.914208	22.189717	48.78%	1,517
2012	11.517684	14.914208	29.49%	895

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	5,695
2018	7.560210	5.348808	-29.25%	5,068
2017	7.801719	7.560210	-3.10%	6,193
2016	5.503148	7.801719	41.77%	3,208
2015	8.387716	5.503148	-34.39%	8,007
2014	10.520797	8.387716	-20.27%	6,384
2013	9.649712	10.520797	9.03%	5,886
2012*	10.000000	9.649712	-3.50%	1,363
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.888198	38.114109	23.39%	0
2018	30.845782	30.888198	0.14%	0
2017	24.792668	30.845782	24.41%	0
2016	23.277094	24.792668	6.51%	0
2015	24.246816	23.277094	-4.00%	0
2014	24.998295	24.246816	-3.01%	0
2013	16.833485	24.998295	48.50%	0
2012	15.787144	16.833485	6.63%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.732603	40.874802	17.68%	0
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.423356	13.279058	6.89%	0
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.430609	30.930890	26.61%	0
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.996344	15.050153	15.80%	0
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.629213	36.636450	27.97%	0
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.626540	32.768158	33.06%	0
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.247554	10.769960	5.10%	0
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.213216	19.076708	17.66%	0
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.863848	12.788366	7.79%	0
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.853768	29.758983	24.76%	0
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.882183	41.924548	31.50%	0
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.380594	14.368136	7.38%	0
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.199566	44.971957	20.89%	0
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.179267	26.504231	25.14%	0
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.568690	41.628804	24.01%	0
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.225201	9.236796	0.13%	0
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.456880	41.876703	29.02%	0
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.726942	33.265147	29.30%	0
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.698314	44.194599	23.80%	0
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.304246	13.428346	9.14%	0
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.937623	21.577858	35.39%	0
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.744103	53.384574	34.32%	0
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.881168	32.523572	42.14%	0
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.942230	-0.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.309829	37.255815	27.11%	0
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.136775	21.134595	23.33%	0
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.720851	18.636808	18.55%	0
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.902751	15.968183	7.15%	0
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.568896	33.119879	24.66%	0
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.671668	23.280070	12.62%	0
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.824290	12.808974	30.38%	0
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.120527	14.247755	17.55%	0
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.553545	13.325804	15.34%	0
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.321181	34.097543	20.40%	0
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.804541	8.795602	-0.10%	0
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.619445	22.673595	15.57%	0
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.618448	18.510263	11.38%	0
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.951817	9.52%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.077281	0.77%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.085345	21.836773	27.81%	0
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.388357	44.876693	23.33%	0
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.826960	15.777481	14.11%	0
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.884907	17.048496	22.78%	0
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.015674	37.296784	16.50%	0
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.549823	38.817277	23.03%	0
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.047919	16.705551	28.03%	0
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.402067	11.656812	12.06%	0
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.876504	12.451728	14.48%	0
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.932964	12.435026	13.74%	0
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.319003	42.065379	26.25%	0
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.937597	34.229089	22.52%	0
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option
While the tax treatment for withdrawals for benefits such as Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.

Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
If the Contract Owner purchases the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, Nationwide Lifetime Income Rider Plus Max, 7% Nationwide Lifetime Income Rider, Nationwide Lifetime Income Capture option, or Nationwide Lifetime Income Track option, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:

(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

Appendix D: 7% Nationwide Lifetime Income Rider's Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken before the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken before the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Purchase Payment in the 2nd Contract Year:				$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$120,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$138,000
Subsequent Purchase Payment in the 5th Contract Year and after the Non-Lifetime Withdrawal:				$ 30,000
Contract Value on 6th Contract Anniversary**:				$140,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Contract Year, the Current Income Benefit Base on the 6th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,000
			$120,000
		=		$23,000
	The Current Income Benefit Base of $138,000 is reduced by $23,000 resulting in the proportionally reduced Current Income Benefit Base of $115,000.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 6th Contract Anniversary is $140,000.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$120,000
		=		$16,667
	The Original Income Benefit Base of $100,000 is reduced by $16,667 resulting in the Adjusted Roll-up Income Benefit Base of $83,333. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit Base with roll-up of $118,333.
PLUS
3.b)	Proportional Reduction to Subsequent Purchase Payment in the 2nd Contract Year	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment in the 2nd Contract Year
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$120,000
		=		$2,500

The subsequent purchase payment in the 2nd Contract Year of $15,000 is reduced by $2,500 resulting in the proportionally reduced subsequent purchase payment of $12,500. This is increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $16,438.
PLUS
3.c)	Subsequent purchase payment after Non-Lifetime Withdrawal of $30,000 increased by 7% simple interest roll-up from the date of the subsequent purchase payment for each attained Contract Anniversary resulting in $33,150.
The Adjusted Roll-up Income Benefit Base with roll-up PLUS the subsequent purchase payment in the 2nd Contract Year with roll-up PLUS the subsequent purchase payment after the Non-Lifetime Withdrawal with roll-up would equal $167,921.
Since the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with roll-up are the greatest, the Contract Owner's Current Income Benefit Base on the 6th Contract Anniversary would be $167,921.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 10th Contract Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base if a Non-Lifetime Withdrawal is taken after the 10th Contract Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:				$100,000
Original Income Benefit Base:				$100,000
Subsequent Payment on the 1st Contract Anniversary:				$ 15,000
Subsequent Payment on the 11th Contract Anniversary:				$ 30,000
Non-Lifetime Withdrawal Amount taken during the 12th Contract Year:				$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal) **:				$177,698
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:				$224,450
Contract Value on 12th Contract Anniversary**:				$195,078
If a $20,000 Non-Lifetime Withdrawal is taken during the 12th Contract Year, the Current Income Benefit Base on the 12th Contract Anniversary will equal the greatest of:
1)	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$224,450
			$177,698
		=		$25,262
	The Current Income Benefit Base of $224,450 is reduced by $25,262 resulting in the proportionally reduced Current Income Benefit Base of $199,188.
2)	The highest Contract Value on any Contract Anniversary after the Non-Lifetime Withdrawal. Here, the Contract Value on the 12th Contract Anniversary is $195,078.
3.a)	Proportional Reduction to the Original Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Original Income Benefit Base
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$100,000
			$177,698
		=		$11,255

	The Original Income Benefit Base of $100,000 is reduced by $11,255 resulting in the Adjusted Roll-up Income Benefit Base of $88,745. The Adjusted Roll-up Income Benefit Base is increased by the 7% simple interest roll-up for each attained Contract Anniversary resulting in the Adjusted Roll-up Income Benefit base with roll-up of $150,866.
PLUS
3.b)	Proportional Reduction to the Subsequent Purchase Payment on the 1st Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 1st Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$15,000
			$177,698
		=		$1,688
	The subsequent purchase payment on the 1st Contract Anniversary of $15,000 is reduced by $1,688 resulting in $13,312. This is increased by 7% simple interest roll-up each year from the date of the subsequent purchase payment to the 10th Contract Anniversary resulting in $21,699.
PLUS
3.c)	Proportional Reduction to Subsequent Purchase Payment on the 11th Contract Anniversary	=	Non-Lifetime Withdrawal Amount	X	Subsequent Purchase Payment on the 11th Contract Anniversary
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$30,000
			$177,698
		=		$3,377
	The subsequent purchase payment on the 11th Contract Anniversary of $30,000 is reduced by $3,377 resulting in $26,623 (Note: there is no roll-up here since it is after the 10th Contract Anniversary).
	The Adjusted Roll-up Income Benefit Base with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 1st Contract Anniversary with roll-up PLUS the proportional reduction to the subsequent purchase payment on the 11th Contract Anniversary with no roll-up equals $199,188.
Since the proportional reduction to the Current Income Benefit Base and the Adjusted Roll-up Income Benefit Base with roll-up and subsequent purchase payments with and without roll-up are equal and the greatest, the Contract Owner's Current Income Benefit Base on the 12th Contract Anniversary would be $199,188.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix E: Nationwide Lifetime Income Capture Option
Non-Lifetime Withdrawal Examples
Example of a Non-Lifetime Withdrawal taken on or before the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken on or before the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Subsequent Purchase Payment in the 2nd Option Year:	$ 15,000
Non-Lifetime Withdrawal Amount taken during the 5th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$137,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$138,000
Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:	$123,000
Current Income Benefit Base on Date of Non-Lifetime Withdrawal (Current Income Benefit Base on the 4th Option Anniversary)**:	$138,250
Subsequent Purchase Payment halfway into the 5th Option Year and after the Non-Lifetime Withdrawal:	$ 2,000
Contract Value on 5th Option Anniversary**:	$122,000
Roll-up Interest Rate on the 5th Option Anniversary***:	5%
If a $20,000 Non-Lifetime Withdrawal is taken during the 5th Option Year, the Current Income Benefit Base on the 5th Option Anniversary will equal the greatest of:
1)	Contract Value on the Option Anniversary: here, the Contract Value on the Option Anniversary after the Non-Lifetime Withdrawal, the 5th Option Anniversary, is $122,000.
2)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 5th Option Anniversary, which is the greater of:
2.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non-Lifetime Withdrawal
Contract Value (on date of Non-Lifetime Withdrawal)
=	$20,000	X	$138,000
$137,000
=	$20,146
The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $138,000 is reduced by $20,146 resulting in $117,854.
OR
2.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $123,000.
Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $123,000.
3)	Roll-up Value: equal to the sum of the following calculations:

3.a)	Adjusted Current Income Benefit Base:
	Proportional Reduction to Current Income Benefit Base on 4th Option Anniversary	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base on the 4th Option Anniversary
Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$138,250
$137,000
		=		$20,182
The Current Income Benefit Base on the 4th Option Anniversary of $138,250 is reduced by $20,182 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $118,068.
PLUS
3.b)	Roll-up : the Roll-up Interest Rate on the 5th Option Anniversary multiplied by the sum of the Adjusted Roll-up Income Benefit Base (the Original Income Benefit Base proportionally reduced for the Non-Lifetime Withdrawal) plus any subsequent purchase payments applied on or before the 4th Option Anniversary proportionally reduced for the Non-Lifetime Withdrawal:
		=	5% X [($100,000 – (($20,000/$137,000) X $100,000)) + ($15,000 – (($20,000/$137,000) X $15,000))]
		=	5% X [($100,000 – $14,599) + ($15,000 – $2,190)]
		=	5% X [$85,401 + $12,810]
		=	5% X $98,211
		=	$4,911
PLUS
3.c)	Subsequent Purchase Payments with Prorated Roll-up: The subsequent purchase payment in the 5th Option Year and after the Non-Lifetime Withdrawal of $2,000 plus a 5% roll-up prorated from the date of the subsequent purchase payment to the 5th Option Anniversary resulting in $2,050.
Here, the Roll-up Value (the sum of 3.a, $118,068, 3.b, $4,911, and 3.c, $2,050) on the 5th Option Anniversary would be $125,029.
Since the Roll-up Value of $125,029 is greater than the Contract Value on the Option Anniversary and the Monthly Option Anniversary Contract Value, the Contract Owner’s Current Income Benefit Base on the 5th Option Anniversary would be $125,029.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only
***	Roll-up Interest Rate is hypothetical and for example purposes only

Example of a Non-Lifetime Withdrawal taken after the 15th Option Anniversary*
The purpose of this example is to show the calculations used to determine the Current Income Benefit Base, for the Option Anniversary immediately following the Non-Lifetime Withdrawal, if a Non-Lifetime Withdrawal is taken after the 15th Option Anniversary. This example assumes the following:
Initial Purchase Payment on Contract Issue Date:	$100,000
Original Income Benefit Base:	$100,000
Current Income Benefit Base on the 15th Option Anniversary:	$220,115
Subsequent Purchase Payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal:	$ 50,000
Non-Lifetime Withdrawal Amount taken during the 16th Option Year:	$ 20,000
Contract Value on Date of Non-Lifetime Withdrawal (prior to the Non-Lifetime Withdrawal)**:	$270,000
Highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal**:	$267,050
Current Income Benefit Base on Date of Non-Lifetime Withdrawal**:	$270,115
Contract Value on 16th Option Anniversary**:	$257,100

Highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal**:				$260,000
If a $20,000 Non-Lifetime Withdrawal is taken during the 16th Option Year, the Current Income Benefit Base on the 16th Option Anniversary will equal the greatest of:
1)	Adjusted Current Income Benefit Base:
	Proportional Reduction to the Current Income Benefit Base	=	Non-Lifetime Withdrawal Amount	X	Current Income Benefit Base prior to Non- Lifetime Withdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$270,115
			$270,000
		=		$20,009
	The Current Income Benefit Base of $270,115 immediately before the Non-Lifetime Withdrawal (the Current Income Benefit Base on the 15th Option Anniversary of $220,115 plus the subsequent purchase payment in the 16th Option Year and prior to the Non-Lifetime Withdrawal of $50,000) is reduced by $20,009 resulting in the proportionally reduced Adjusted Current Income Benefit Base of $250,106.
2)	Contract Value on the Option Anniversary: Here, the Contract Value on the current Option Anniversary, the 16th Option Anniversary, is $257,100.
3)	Monthly Option Anniversary Contract Value: the Monthly Option Anniversary Contract Value on the 16th Option Anniversary, which is the greater of:
3.a)	Proportional Reduction to the highest Monthly Option Anniversary Contract Value during Option Year and prior to Non-Lifetime Withdrawal	=	Non-Lifetime Withdrawal Amount	X	Highest Monthly Option Anniversary Contract Value during the Option Year and prior to Non- Lifetime WIthdrawal
			Contract Value (on date of Non-Lifetime Withdrawal)
		=	$20,000	X	$267,050
			$270,000
		=		$19,781
	The highest Monthly Option Anniversary Contract Value during the Option Year and prior to the Non-Lifetime Withdrawal of $267,050 is reduced by $19,781 resulting in $247,269.
OR
3.b)	The highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal of $260,000.
	Here, the highest Monthly Option Anniversary Contract Value during the Option Year and after the Non-Lifetime Withdrawal is greater, so the Monthly Option Anniversary Contract Value is $260,000.
Since the Monthly Option Anniversary Contract Value of $260,000 is greater than the Adjusted Current Income Benefit Base and the Contract Value on the Option Anniversary, the Contract Owner's Current Income Benefit Base on the 16th Option Anniversary would be $260,000.
*	All numbers are rounded to the nearest whole number
**	Contract Value and Current Income Benefit Base are hypothetical and for example purposes only

Appendix F: Historical Rates and Percentages
This Appendix provides historical information related to the:
•	Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider; and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture option and the Joint Option for the Nationwide Lifetime Income Capture option.
For contracts with applications signed on or after May 1, 2020, rates and percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you.
Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
For contract with applications signed before May 1, 2020, these optional benefits were not available for election.
Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
For contract with applications signed before May 1, 2020, these optional benefits were not available for election.
Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
For contract with applications signed before May 1, 2020, these optional benefits were not available for election.
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
	For contracts with applications signed on or after October 15, 2019 and before May 1, 2020		For contracts with applications signed on or after August 19, 2019 and before October 15, 2019
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.35%	4.10%	4.50%	4.25%
65 through 69	5.40%	5.15%	5.65%	5.40%
70 through 74	5.50%	5.25%	5.65%	5.40%
75 through 80	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts with applications signed on or after November 5, 2018 and before August 19, 2019		For contracts with applications signed on or after August 13, 2018 and before November 5, 2018		For contracts with applications signed on or after June 1, 2018 and before August 13, 2018
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.35%	3.10%	3.35%	3.10%
59½ through 64	4.50%	4.25%	4.50%	4.25%	4.35%	4.10%
65 through 69	5.70%	5.45%	5.60%	5.35%	5.35%	5.10%
70 through 74	5.85%	5.60%	5.70%	5.45%	5.60%	5.35%
75 through 80	6.00%	5.75%	5.85%	5.60%	5.85%	5.60%
81 and older	6.35%	6.10%	6.35%	6.10%	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
	For contracts with applications signed on or after April 1, 2017 and before June 1, 2018		For contracts with applications signed on or after February 1, 2016 and before April 1, 2017		For contracts with applications signed on or after August 1, 2015 and before February 1, 2016
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%	3.15%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%	4.15%	3.90%
65 through 74	5.35%	5.10%	5.25%	5.00%	5.15%	4.90%
75 through 80	5.85%	5.60%	5.75%	5.50%	5.65%	5.40%
81 and older	6.35%	6.10%	6.25%	6.00%	6.15%	5.90%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (continued)
	For contracts issued on or after January 14, 2013, or the date of state approval (whichever is later) and for contracts with applications signed before August 1, 2015		For contracts issued before January 14, 2013, or the date of state approval (whichever is later)
Contract Owner’s Age (at time of first withdrawal)	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*	Joint Option for the 7% Nationwide Lifetime Income Rider’s Lifetime Withdrawal Percentage*
50 up to 59½	3.00%	3.00%	3.00%	3.00%
59½ through 64	4.00%	3.75%	4.00%	3.50%
65 through 74	5.00%	4.75%	5.00%	4.50%
75 through 80
81 and older	6.00%	5.75%	6.00%	5.50%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Capture option and Joint Option for the Nationwide Lifetime Income Capture option
Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*	Joint Option for the Nationwide Lifetime Income Capture’s Lifetime Withdrawal Percentage*
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Attained Age Lifetime Withdrawal Percentages
	For contracts with applications signed on or after April 1, 2018 and before May 1, 2020		For contracts with applications signed on or after February 1, 2016 and before April 1, 2018
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.35%	3.10%	3.25%	3.00%
59½ through 64	4.35%	4.10%	4.25%	4.00%
65 through 74	5.35%	5.10%	5.25%	5.00%
75 through 80	5.85%	5.60%	5.75%	5.50%
81 and older	6.35%	6.10%	6.25%	6.00%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

	For contracts with applications signed on or after August 1, 2015 and before February 1, 2016		For contracts with applications signed before August 1, 2015
Contract Owner’s Age(at time of first withdrawal)	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**	Joint Option for the Nationwide Lifetime Income Capture’s Attained Age Lifetime Withdrawal Percentage**
50 up to 59½	3.15%	3.00%	3.00%	3.00%
59½ through 64	4.15%	3.90%	4.00%	3.75%
65 through 74	5.15%	4.90%	5.00%	4.75%
75 through 80	5.65%	5.40%	5.50%	5.25%
81 and older	6.15%	5.90%	6.00%	5.75%
**	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.

Nationwide DestinationSM All American Gold New York 2.0
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2020
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2020. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your financial professional.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S.
2

generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.
3

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2019. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.953286	13.616642	13.92%	2,567
2018	13.052099	11.953286	-8.42%	2,578
2017	11.549310	13.052099	13.01%	2,495
2016	11.302851	11.549310	2.18%	2,432
2015	11.584949	11.302851	-2.44%	2,439
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.666634	8.850860	15.45%	2,104
2018*	10.000000	7.666634	-23.33%	1,315
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	38.881036	46.083112	18.52%	3,359
2018	46.438955	38.881036	-16.27%	3,390
2017	41.628464	46.438955	11.56%	3,660
2016	33.745167	41.628464	23.36%	1,388
2015	36.198936	33.745167	-6.78%	2,246
2014	33.613007	36.198936	7.69%	1,823
2013	24.705828	33.613007	36.05%	1,816
2012	21.097393	24.705828	17.10%	671
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.919413	14.984262	7.65%	6,115
2018	14.490699	13.919413	-3.94%	6,315
2017	14.139658	14.490699	2.48%	6,253
2016	13.702519	14.139658	3.19%	5,964
2015	14.212713	13.702519	-3.59%	4,226
2014	13.918761	14.212713	2.11%	4,123
2013	15.385268	13.918761	-9.53%	3,532
2012	14.494173	15.385268	6.15%	2,201
4

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.922118	34.328318	27.51%	220
2018	31.293423	26.922118	-13.97%	220
2017	28.399743	31.293423	10.19%	911
2016	23.410849	28.399743	21.31%	993
2015	24.063288	23.410849	-2.71%	1,281
2014	20.942467	24.063288	14.90%	919
2013	16.309491	20.942467	28.41%	981
2012	14.196027	16.309491	14.89%	762
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.577974	15.835793	16.63%	223,716
2018	14.443915	13.577974	-6.00%	227,557
2017	12.727275	14.443915	13.49%	244,774
2016	12.001909	12.727275	6.04%	254,183
2015	12.273034	12.001909	-2.21%	212,437
2014	12.064883	12.273034	1.73%	168,689
2013	10.122148	12.064883	19.19%	107,106
2012*	10.000000	10.122148	1.22%	12,843
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.458541	11.874779	13.54%	4,897
2018	10.895606	10.458541	-4.01%	4,401
2017	10.293399	10.895606	5.85%	4,418
2016	9.229679	10.293399	11.52%	837
2015*	10.000000	9.229679	-7.70%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.942756	10.727432	7.89%	35,999
2018	10.132159	9.942756	-1.87%	37,595
2017	9.931291	10.132159	2.02%	32,393
2016	9.805385	9.931291	1.28%	21,407
2015*	10.000000	9.805385	-1.95%	1,274
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.821013	14.893893	26.00%	23,644
2018	12.917289	11.821013	-8.49%	24,109
2017	11.217354	12.917289	15.15%	24,252
2016	9.777334	11.217354	14.73%	19,567
2015*	10.000000	9.777334	-2.23%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.952447	18.568839	16.40%	36,731
2018	17.462522	15.952447	-8.65%	25,148
2017	15.535481	17.462522	12.40%	21,562
2016	15.139654	15.535481	2.61%	18,177
2015	15.470652	15.139654	-2.14%	17,978
2014	15.353952	15.470652	0.76%	15,083
2013	13.575527	15.353952	13.10%	7,716
2012	12.489067	13.575527	8.70%	4,329
5

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.337033	13.431767	18.48%	2,142
2018	13.603470	11.337033	-16.66%	1,983
2017	11.962136	13.603470	13.72%	2,060
2016	10.504113	11.962136	13.88%	2,172
2015	10.900598	10.504113	-3.64%	102
2014*	10.000000	10.900598	9.01%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	42.867476	51.787051	20.81%	0
2018	47.645408	42.867476	-10.03%	0
2017	42.879658	47.645408	11.11%	0
2016	34.501040	42.879658	24.29%	0
2015	35.734867	34.501040	-3.45%	0
2014	34.389346	35.734867	3.91%	0
2013	24.723264	34.389346	39.10%	0
2012	21.609807	24.723264	14.41%	416
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	32.048129	41.303982	28.88%	298
2018	34.077341	32.048129	-5.95%	309
2017	28.439917	34.077341	19.82%	795
2016	25.816234	28.439917	10.16%	839
2015	25.891724	25.816234	-0.29%	2,323
2014	23.158254	25.891724	11.80%	2,374
2013	17.787890	23.158254	30.19%	2,598
2012	15.583821	17.787890	14.14%	560
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	27.567342	36.942704	34.01%	0
2018	30.022263	27.567342	-8.18%	0
2017	23.912056	30.022263	25.55%	0
2016	22.473903	23.912056	6.40%	0
2015	23.369551	22.473903	-3.83%	0
2014	21.925375	23.369551	6.59%	0
2013	18.357321	21.925375	19.44%	0
2012	16.861989	18.357321	8.87%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.695584	11.167608	15.18%	0
2018	10.217584	9.695584	-5.11%	0
2017*	10.000000	10.217584	2.18%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.894548	17.541952	26.25%	463
2018	16.924868	13.894548	-17.90%	0
2017	15.319916	16.924868	10.48%	0
2016	11.822522	15.319916	29.58%	0
2015	12.786348	11.822522	-7.54%	1,562
2014	12.246999	12.786348	4.40%	1,562
2013*	10.000000	12.246999	22.47%	1,562
6

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.669004	11.292869	5.85%	7,991
2018	10.803087	10.669004	-1.24%	6,897
2017	10.564739	10.803087	2.26%	4,500
2016	9.809744	10.564739	7.70%	0
2015	10.023323	9.809744	-2.13%	0
2014	10.082244	10.023323	-0.58%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.253444	10.540294	27.71%	0
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.937448	19.379610	14.42%	51,767
2018	17.898356	16.937448	-5.37%	55,782
2017	16.051874	17.898356	11.50%	59,986
2016	15.431036	16.051874	4.02%	67,106
2015	15.693791	15.431036	-1.67%	67,206
2014	15.234807	15.693791	3.01%	50,872
2013	13.615311	15.234807	11.89%	46,977
2012	12.344227	13.615311	10.30%	14,233
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.866719	21.172126	18.50%	0
2018	19.245467	17.866719	-7.16%	0
2017	16.745796	19.245467	14.93%	9,089
2016	16.011015	16.745796	4.59%	9,073
2015	16.271976	16.011015	-1.60%	8,975
2014	15.738060	16.271976	3.39%	8,853
2013	13.768453	15.738060	14.31%	3,150
2012	12.318852	13.768453	11.77%	2,986
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	19.037076	23.355635	22.68%	187
2018	20.946970	19.037076	-9.12%	0
2017	17.556772	20.946970	19.31%	0
2016	16.696269	17.556772	5.15%	347
2015	16.980427	16.696269	-1.67%	83
2014	16.400060	16.980427	3.54%	230
2013	13.665277	16.400060	20.01%	151
2012	12.002448	13.665277	13.85%	151
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.325144	13.894579	22.69%	55,822
2018	11.990118	11.325144	-5.55%	43,983
2017	10.445752	11.990118	14.78%	29,819
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	36.421946	47.263088	29.77%	0
7

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	13.074633	14.193962	8.56%	1,377
2018	17.582386	13.074633	-25.64%	1,081
2017	18.294076	17.582386	-3.89%	1,246
2016	13.861733	18.294076	31.98%	0
2015	17.694870	13.861733	-21.66%	0
2014	20.520501	17.694870	-13.77%	0
2013	16.721636	20.520501	22.72%	0
2012	16.151935	16.721636	3.53%	365
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	26.702890	33.550948	25.65%	11,970
2018	29.536986	26.702890	-9.60%	13,598
2017	26.524303	29.536986	11.36%	13,914
2016	22.795194	26.524303	16.36%	13,372
2015	24.081035	22.795194	-5.34%	17,140
2014	22.456933	24.081035	7.23%	17,071
2013	17.772487	22.456933	26.36%	17,045
2012	15.360050	17.772487	15.71%	7,812
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.664359	14.952439	28.19%	42,033
2018	12.995431	11.664359	-10.24%	31,563
2017	11.273485	12.995431	15.27%	22,147
2016*	10.000000	11.273485	12.73%	755
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	35.689890	47.266231	32.44%	3,628
2018	36.264168	35.689890	-1.58%	4,428
2017	27.210940	36.264168	33.27%	4,962
2016	27.376076	27.210940	-0.60%	4,098
2015	25.905931	27.376076	5.67%	6,041
2014	23.607433	25.905931	9.74%	6,076
2013	17.560229	23.607433	34.44%	6,262
2012	15.528478	17.560229	13.08%	3,437
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.978593	16.198752	8.15%	53,747
2018	15.274047	14.978593	-1.93%	44,703
2017	14.858137	15.274047	2.80%	32,856
2016	14.386323	14.858137	3.28%	8,252
2015	14.678405	14.386323	-1.99%	7,870
2014	14.059340	14.678405	4.40%	7,895
2013	14.523213	14.059340	-3.19%	7,891
2012	13.912926	14.523213	4.39%	2,764
8

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	41.642186	50.701790	21.76%	1,773
2018	49.431752	41.642186	-15.76%	2,304
2017	41.485406	49.431752	19.15%	2,474
2016	37.495992	41.485406	10.64%	2,646
2015	38.560249	37.495992	-2.76%	2,695
2014	36.789783	38.560249	4.81%	2,956
2013	27.392178	36.789783	34.31%	2,968
2012	24.189033	27.392178	13.24%	1,177
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	23.709025	29.881564	26.03%	474
2018	28.238290	23.709025	-16.04%	881
2017	21.975804	28.238290	28.50%	1,072
2016	23.467075	21.975804	-6.35%	1,187
2015	22.982464	23.467075	2.11%	1,673
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.588046	14.083572	21.54%	0
2018	12.532586	11.588046	-7.54%	0
2017	12.217219	12.532586	2.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.116311	15.540316	18.48%	15,493
2018	14.686860	13.116311	-10.69%	7,490
2017	13.267937	14.686860	10.69%	2,837
2016	11.858820	13.267937	11.88%	2,946
2015	12.791557	11.858820	-7.29%	6,645
2014	12.582030	12.791557	1.67%	6,101
2013	10.283833	12.582030	22.35%	6,264
2012	9.020633	10.283833	14.00%	985
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.519149	18.951450	14.72%	21,797
2018	17.464056	16.519149	-5.41%	22,189
2017	16.108477	17.464056	8.42%	24,775
2016	14.291261	16.108477	12.72%	23,239
2015	15.554820	14.291261	-8.12%	23,042
2014	15.041481	15.554820	3.41%	24,304
2013	13.354649	15.041481	12.63%	24,686
2012	11.992969	13.354649	11.35%	12,723
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	37.578202	46.933333	24.90%	165
2018	43.636823	37.578202	-13.88%	354
2017	39.893682	43.636823	9.38%	391
2016	30.998703	39.893682	28.69%	417
2015	33.860639	30.998703	-8.45%	480
2014	34.060063	33.860639	-0.59%	475
2013	25.291090	34.060063	34.67%	456
2012	21.612003	25.291090	17.02%	313
9

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.604466	9.685128	0.84%	9,100
2018	9.532101	9.604466	0.76%	8,392
2017	9.460508	9.532101	0.76%	8,341
2016	9.297078	9.460508	1.76%	1,976
2015	9.828317	9.297078	-5.41%	1,976
2014	9.763677	9.828317	0.66%	2,773
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.983907	13.260099	10.65%	0
2018	12.673601	11.983907	-5.44%	910
2017	11.334512	12.673601	11.81%	905
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.415354	10.128138	7.57%	0
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.772763	10.144676	3.81%	0
2018	10.415636	9.772763	-6.17%	0
2017	10.163024	10.415636	2.49%	0
2016	10.330904	10.163024	-1.63%	0
2015	10.261380	10.330904	0.68%	3,241
2014	9.918609	10.261380	3.46%	2,205
2013*	10.000000	9.918609	-0.81%	2,279
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.663723	16.888278	23.60%	350
2018	15.637469	13.663723	-12.62%	362
2017	13.797174	15.637469	13.34%	369
2016	12.333799	13.797174	11.86%	385
2015	13.035277	12.333799	-5.38%	401
2014	12.659081	13.035277	2.97%	393
2013	9.968791	12.659081	26.99%	405
2012*	10.000000	9.968791	-0.31%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	36.333309	47.212400	29.94%	3,637
2018	42.442950	36.333309	-14.39%	3,746
2017	31.495987	42.442950	34.76%	3,738
2016	31.911521	31.495987	-1.30%	4,176
2015	31.139232	31.911521	2.48%	6,175
2014	30.866879	31.139232	0.88%	4,998
10

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.809953	11.142865	26.48%	4,310
2018	11.079236	8.809953	-20.48%	4,148
2017	8.863738	11.079236	25.00%	4,148
2016	9.216847	8.863738	-3.83%	0
2015	9.043192	9.216847	1.92%	0
2014*	10.000000	9.043192	-9.57%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	28.799363	37.503296	30.22%	1,574
2018	31.703444	28.799363	-9.16%	1,600
2017	27.496938	31.703444	15.30%	1,603
2016	24.992254	27.496938	10.02%	282
2015	24.521168	24.992254	1.92%	630
2014	22.469491	24.521168	9.13%	645
2013	17.293862	22.469491	29.93%	708
2012	15.003542	17.293862	15.27%	427
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	39.961755	49.825481	24.68%	1,014
2018	45.191918	39.961755	-11.57%	1,003
2017	40.133466	45.191918	12.60%	1,061
2016	34.501906	40.133466	16.32%	1,181
2015	37.168245	34.501906	-7.17%	1,099
2014	33.675868	37.168245	10.37%	1,100
2013	24.226087	33.675868	39.01%	1,131
2012	20.828212	24.226087	16.31%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	15.224312	18.326673	20.38%	6,329
2018	16.288345	15.224312	-6.53%	6,405
2017	13.931596	16.288345	16.92%	9,028
2016	14.464707	13.931596	-3.69%	9,275
2015	15.965561	14.464707	-9.40%	10,026
2014	17.048949	15.965561	-6.35%	4,490
2013	13.783255	17.048949	23.69%	1,808
2012	11.700313	13.783255	17.80%	484
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.901090	14.180108	9.91%	5,975
2018	13.334010	12.901090	-3.25%	5,994
2017	12.644255	13.334010	5.46%	6,541
2016	11.008964	12.644255	14.85%	3,860
2015	11.911916	11.008964	-7.58%	3,273
2014	11.825257	11.911916	0.73%	4,004
2013	10.826150	11.825257	9.23%	3,112
2012*	10.000000	10.826150	8.26%	595
11

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.710824	22.785994	36.35%	6,342
2018	16.916186	16.710824	-1.21%	779
2017	13.485385	16.916186	25.44%	160
2016	12.855627	13.485385	4.90%	174
2015	13.803004	12.855627	-6.86%	2,117
2014	12.944900	13.803004	6.63%	2,129
2013	10.078253	12.944900	28.44%	2,264
2012*	10.000000	10.078253	0.78%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.867861	10.659357	8.02%	601
2018	10.113382	9.867861	-2.43%	0
2017	9.898828	10.113382	2.17%	0
2016	9.796037	9.898828	1.05%	0
2015*	10.000000	9.796037	-2.04%	1,273
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	44.490404	60.185942	35.28%	150
2018	44.250304	44.490404	0.54%	165
2017	34.434579	44.250304	28.51%	168
2016	34.170332	34.434579	0.77%	358
2015	30.881449	34.170332	10.65%	1,224
2014	28.801846	30.881449	7.22%	1,209
2013	22.261226	28.801846	29.38%	1,401
2012	18.182690	22.261226	22.43%	1,058
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.992662	34.346541	43.15%	271
2018	24.054667	23.992662	-0.26%	445
2017	16.791786	24.054667	43.25%	475
2016	14.919967	16.791786	12.55%	503
2015	14.423477	14.919967	3.44%	0
2014	13.343943	14.423477	8.09%	0
2013	9.970499	13.343943	33.83%	0
2012*	10.000000	9.970499	-0.30%	621
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	27.734388	34.737209	25.25%	0
2018	33.063601	27.734388	-16.12%	0
2017	25.570288	33.063601	29.30%	0
2016	27.726728	25.570288	-7.78%	0
2015	30.757342	27.726728	-9.85%	0
2014	35.398964	30.757342	-13.11%	0
2013	31.335568	35.398964	12.97%	0
2012	28.009135	31.335568	11.88%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.957349	-0.43%	0
12

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.914065	10.410153	16.78%	8,903
2018	11.073198	8.914065	-19.50%	6,929
2017	8.763183	11.073198	26.36%	4,996
2016	7.339677	8.763183	19.39%	0
2015	9.287866	7.339677	-20.98%	0
2014	9.852806	9.287866	-5.73%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.028624	10.746985	7.16%	0
2018	10.251171	10.028624	-2.17%	0
2017	9.984326	10.251171	2.67%	0
2016*	10.000000	9.984326	-0.16%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.494780	23.035041	39.65%	7,364
2018	16.979338	16.494780	-2.85%	1,707
2017	13.596154	16.979338	24.88%	1,781
2016	12.641599	13.596154	7.55%	1,931
2015	13.069092	12.641599	-3.27%	1,982
2014	14.292266	13.069092	-8.56%	1,958
2013	10.238380	14.292266	39.59%	2,320
2012*	10.000000	10.238380	2.38%	3,444
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	32.810230	42.002548	28.02%	3,910
2018	37.029118	32.810230	-11.39%	3,695
2017	31.920916	37.029118	16.00%	6,150
2016	28.381463	31.920916	12.47%	6,018
2015	28.982349	28.381463	-2.07%	4,486
2014	26.605168	28.982349	8.94%	4,272
2013	19.849130	26.605168	34.04%	2,888
2012	17.328416	19.849130	14.55%	2,183
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.869008	8.69%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.224748	22.636626	24.21%	6,508
2018	20.424056	18.224748	-10.77%	5,222
2017	16.291646	20.424056	25.37%	7,706
2016	15.871014	16.291646	2.65%	8,326
2015	15.101235	15.871014	5.10%	7,304
2014	15.105813	15.101235	-0.03%	7,453
2013	11.972877	15.105813	26.17%	5,386
2012	10.447976	11.972877	14.60%	3,185
13

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.478930	11.981062	26.40%	1,562
2018	10.411184	9.478930	-8.95%	1,937
2017	9.358081	10.411184	11.25%	1,912
2016	8.234226	9.358081	13.65%	0
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.164537	22.265335	22.58%	0
2018	19.798859	18.164537	-8.25%	0
2017	17.042865	19.798859	16.17%	0
2016	15.531504	17.042865	9.73%	0
2015	16.925236	15.531504	-8.23%	1,436
2014	17.482977	16.925236	-3.19%	1,408
2013	13.406784	17.482977	30.40%	1,332
2012	11.060501	13.406784	21.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.201856	20.537919	19.39%	291,403
2018	18.315015	17.201856	-6.08%	278,091
2017	16.000522	18.315015	14.47%	265,551
2016	14.849732	16.000522	7.75%	259,596
2015	14.876089	14.849732	-0.18%	253,744
2014	14.333814	14.876089	3.78%	239,250
2013	11.761815	14.333814	21.87%	153,249
2012	10.282856	11.761815	14.38%	64,269
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.919041	12.840362	7.73%	406,793
2018	12.189307	11.919041	-2.22%	405,084
2017	11.947024	12.189307	2.03%	368,054
2016	11.773591	11.947024	1.47%	302,170
2015	11.938142	11.773591	-1.38%	282,107
2014	11.504300	11.938142	3.77%	263,056
2013	11.945598	11.504300	-3.69%	177,084
2012	11.513086	11.945598	3.76%	59,488
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.022635	25.343648	33.23%	2,902
2018	21.247212	19.022635	-10.47%	2,588
2017	16.411534	21.247212	29.47%	2,146
2016	16.570921	16.411534	-0.96%	2,386
2015	15.734209	16.570921	5.32%	1,157
2014	15.630348	15.734209	0.66%	1,204
2013	12.291636	15.630348	27.16%	1,225
2012	10.185364	12.291636	20.68%	0
14

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.170405	27.264896	28.79%	16,968
2018	21.559589	21.170405	-1.81%	12,305
2017	17.065869	21.559589	26.33%	17,253
2016	15.829159	17.065869	7.81%	12,257
2015	15.046269	15.829159	5.20%	12,234
2014	14.085094	15.046269	6.82%	12,733
2013	10.993629	14.085094	28.12%	12,251
2012	9.473308	10.993629	16.05%	4,172
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.441755	21.666459	24.22%	245,605
2018	18.039988	17.441755	-3.32%	246,680
2017	14.967386	18.039988	20.53%	261,832
2016	13.629860	14.967386	9.81%	264,864
2015	13.640203	13.629860	-0.08%	257,847
2014	12.518558	13.640203	8.96%	255,197
2013	9.524179	12.518558	31.44%	187,781
2012	8.230825	9.524179	15.71%	78,174
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.682451	18.002549	7.91%	11,360
2018	17.282878	16.682451	-3.47%	11,743
2017	16.442359	17.282878	5.11%	12,174
2016	15.309363	16.442359	7.40%	11,989
2015	15.948421	15.309363	-4.01%	14,047
2014	15.530801	15.948421	2.69%	13,406
2013	15.890146	15.530801	-2.26%	13,340
2012	14.321138	15.890146	10.96%	2,947
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	29.742341	37.340093	25.55%	1,269
2018	32.516002	29.742341	-8.53%	1,211
2017	27.949469	32.516002	16.34%	706
2016	24.047691	27.949469	16.23%	204
2015	26.022987	24.047691	-7.59%	495
2014	24.168378	26.022987	7.67%	466
2013	18.070541	24.168378	33.74%	514
2012	15.470175	18.070541	16.81%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.011497	11.375394	13.62%	32,468
2018	11.066013	10.011497	-9.53%	32,371
2017	9.452026	11.066013	17.08%	27,516
2016	9.285482	9.452026	1.79%	20,228
2015*	10.000000	9.285482	-7.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.104953	10.646588	5.36%	5,107
2018*	10.000000	10.104953	1.05%	2,034
15

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	23.140168	26.245827	13.42%	2,051
2018	24.134655	23.140168	-4.12%	2,151
2017	22.869387	24.134655	5.53%	2,437
2016	20.265831	22.869387	12.85%	2,592
2015	21.050455	20.265831	-3.73%	2,203
2014	20.765745	21.050455	1.37%	2,616
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.878142	21.370002	26.61%	2,458
2018	17.975725	16.878142	-6.11%	2,681
2017	14.575396	17.975725	23.33%	1,753
2016	12.985771	14.575396	12.24%	0
2015	13.295423	12.985771	-2.33%	0
2014	12.622173	13.295423	5.33%	0
2013	8.896205	12.622173	41.88%	0
2012	7.703104	8.896205	15.49%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.598109	13.916383	31.31%	1,760
2018	12.867017	10.598109	-17.63%	1,817
2017	10.368566	12.867017	24.10%	1,732
2016	10.754701	10.368566	-3.59%	1,763
2015	10.951496	10.754701	-1.80%	1,686
2014	11.230744	10.951496	-2.49%	1,609
2013	9.383592	11.230744	19.68%	1,001
2012	8.217612	9.383592	14.19%	870
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	29.588011	37.736115	27.54%	0
2018	30.017386	29.588011	-1.43%	0
2017	25.253129	30.017386	18.87%	0
2016	22.981833	25.253129	9.88%	0
2015	23.096328	22.981833	-0.50%	596
2014	20.895881	23.096328	10.53%	598
2013	16.162472	20.895881	29.29%	661
2012	14.362170	16.162472	12.54%	762
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.100444	17.277952	22.53%	1,456
2018	15.982846	14.100444	-11.78%	900
2017	13.496191	15.982846	18.42%	788
2016	12.599046	13.496191	7.12%	667
2015	12.973144	12.599046	-2.88%	474
2014	12.559301	12.973144	3.30%	476
2013	9.812976	12.559301	27.99%	427
2012	8.546808	9.812976	14.81%	0
16

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.501284	15.505293	14.84%	273,754
2018	14.567286	13.501284	-7.32%	277,015
2017	13.151370	14.567286	10.77%	283,629
2016	12.538101	13.151370	4.89%	304,470
2015	12.819763	12.538101	-2.20%	317,243
2014	12.434537	12.819763	3.10%	326,004
2013	10.971118	12.434537	13.34%	294,275
2012	9.993661	10.971118	9.78%	154,511
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.049013	16.698321	18.86%	0
2018	15.476198	14.049013	-9.22%	0
2017	13.518988	15.476198	14.48%	0
2016	12.742843	13.518988	6.09%	0
2015	13.064675	12.742843	-2.46%	0
2014	12.623676	13.064675	3.49%	0
2013	10.532766	12.623676	19.85%	0
2012	9.376385	10.532766	12.33%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.413160	13.579727	9.40%	95,669
2018	12.894265	12.413160	-3.73%	102,737
2017	12.264060	12.894265	5.14%	88,116
2016	11.859292	12.264060	3.41%	90,698
2015	12.085949	11.859292	-1.88%	92,360
2014	11.831794	12.085949	2.15%	90,628
2013	11.406770	11.831794	3.73%	86,063
2012	10.734806	11.406770	6.26%	39,947
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.275995	12.690394	12.54%	36,030
2018	12.268198	11.275995	-8.09%	37,436
2017	10.813782	12.268198	13.45%	40,367
2016	10.363390	10.813782	4.35%	32,942
2015	10.954322	10.363390	-5.39%	27,231
2014	10.836834	10.954322	1.08%	26,842
2013*	10.000000	10.836834	8.37%	1,030
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.571843	13.202086	14.09%	144,287
2018	12.598315	11.571843	-8.15%	149,540
2017	10.819573	12.598315	16.44%	149,269
2016	10.304924	10.819573	4.99%	149,618
2015	10.959248	10.304924	-5.97%	157,450
2014	10.975511	10.959248	-0.15%	140,367
2013*	10.000000	10.975511	9.76%	29,604
17

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.832436	16.154317	16.79%	219,283
2018	15.061604	13.832436	-8.16%	226,062
2017	13.368844	15.061604	12.66%	239,635
2016	12.670096	13.368844	5.51%	244,002
2015	12.955579	12.670096	-2.20%	249,097
2014	12.533509	12.955579	3.37%	245,417
2013	10.762993	12.533509	16.45%	228,117
2012	9.689863	10.762993	11.07%	7,946
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.047477	16.972912	20.83%	0
2018	15.704238	14.047477	-10.55%	0
2017	13.455170	15.704238	16.72%	0
2016	12.650899	13.455170	6.36%	0
2015	12.993982	12.650899	-2.64%	0
2014	12.571666	12.993982	3.36%	0
2013	10.233532	12.571666	22.85%	0
2012	9.035018	10.233532	13.27%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.241451	14.961128	12.99%	86,130
2018	14.066362	13.241451	-5.86%	113,537
2017	12.949443	14.066362	8.63%	118,585
2016	12.358450	12.949443	4.78%	170,004
2015	12.636825	12.358450	-2.20%	228,104
2014	12.282434	12.636825	2.89%	234,438
2013	11.169980	12.282434	9.96%	226,965
2012	10.268845	11.169980	8.78%	169,646
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.393241	16.004261	11.19%	10,921
2018	17.271425	14.393241	-16.66%	11,389
2017	14.237352	17.271425	21.31%	11,070
2016	14.243671	14.237352	-0.04%	4,461
2015	14.994609	14.243671	-5.01%	5,105
2014	16.514477	14.994609	-9.20%	4,861
2013	13.911205	16.514477	18.71%	4,480
2012	11.770571	13.911205	18.19%	1,691
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.812523	13.766734	7.45%	1,685
2018	13.052192	12.812523	-1.84%	1,806
2017	12.673918	13.052192	2.98%	1,706
2016	12.209832	12.673918	3.80%	1,599
2015	12.461605	12.209832	-2.02%	0
2014	12.043098	12.461605	3.48%	0
2013	12.448172	12.043098	-3.25%	0
2012	11.716609	12.448172	6.24%	0
18

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.553996	14.683495	8.33%	1,572
2018	13.914804	13.553996	-2.59%	1,642
2017	13.565257	13.914804	2.58%	1,694
2016	13.279654	13.565257	2.15%	1,598
2015	13.503984	13.279654	-1.66%	3,793
2014	13.025248	13.503984	3.68%	3,693
2013	13.452380	13.025248	-3.18%	3,688
2012	12.704929	13.452380	5.88%	2,670
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.618721	14.939137	18.39%	14,527
2018	14.214146	12.618721	-11.22%	3,966
2017	12.197549	14.214146	16.53%	3,967
2016	11.077617	12.197549	10.11%	0
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	12.028443	13.972464	16.16%	0
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	31.703841	38.442305	21.25%	1,130
2018	38.951753	31.703841	-18.61%	1,154
2017	27.901948	38.951753	39.60%	1,079
2016	26.261721	27.901948	6.25%	1,234
2015	31.715737	26.261721	-17.20%	1,228
2014	34.035014	31.715737	-6.81%	1,051
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	13.229560	13.897420	5.05%	2,872
2018	13.390741	13.229560	-1.20%	2,599
2017	13.269527	13.390741	0.91%	2,498
2016	13.324658	13.269527	-0.41%	2,297
2015	13.494346	13.324658	-1.26%	19,541
2014	13.054852	13.494346	3.37%	20,376
2013	13.764967	13.054852	-5.16%	20,560
2012	13.512438	13.764967	1.87%	36,608
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.858834	9.919066	0.61%	19,823
2018	9.837354	9.858834	0.22%	25,731
2017	9.909723	9.837354	-0.73%	31,883
2016	10.023926	9.909723	-1.14%	26,927
2015	10.140543	10.023926	-1.15%	10,570
2014	10.258510	10.140543	-1.15%	10,710
2013	10.377853	10.258510	-1.15%	9,934
2012	10.498914	10.377853	-1.15%	23,076
19

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	9.089393	10.684210	17.55%	638
2018	10.793413	9.089393	-15.79%	598
2017	8.592293	10.793413	25.62%	585
2016	8.637247	8.592293	-0.52%	651
2015	9.028520	8.637247	-4.33%	644
2014	9.199775	9.028520	-1.86%	609
2013	7.916447	9.199775	16.21%	613
2012	6.950462	7.916447	13.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.087724	12.085909	19.81%	0
2018	11.884646	10.087724	-15.12%	0
2017	9.660025	11.884646	23.03%	0
2016	9.721257	9.660025	-0.63%	3,870
2015	9.972865	9.721257	-2.52%	8,970
2014	10.754329	9.972865	-7.27%	8,915
2013	8.990410	10.754329	19.62%	7,304
2012	7.694006	8.990410	16.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	28.294948	34.607305	22.31%	183
2018	31.406973	28.294948	-9.91%	178
2017	26.827228	31.406973	17.07%	663
2016	24.791306	26.827228	8.21%	688
2015	25.332564	24.791306	-2.14%	682
2014	24.410332	25.332564	3.78%	695
2013	19.406489	24.410332	25.78%	711
2012	16.938944	19.406489	14.57%	526
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.790251	19.143380	14.01%	280,716
2018	17.852396	16.790251	-5.95%	276,944
2017	16.250688	17.852396	9.86%	296,873
2016	15.464566	16.250688	5.08%	332,172
2015	15.671697	15.464566	-1.32%	372,424
2014	15.158944	15.671697	3.38%	373,762
2013	13.520328	15.158944	12.12%	331,024
2012	12.504317	13.520328	8.13%	110,493
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.669523	23.320412	18.56%	4,608
2018	21.276316	19.669523	-7.55%	4,817
2017	18.746995	21.276316	13.49%	12,306
2016	17.602214	18.746995	6.50%	12,525
2015	17.902199	17.602214	-1.68%	12,621
2014	17.213315	17.902199	4.00%	13,224
2013	14.572666	17.213315	18.12%	1,504
2012	13.133714	14.572666	10.96%	1,485
20

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.221855	16.481211	8.27%	25,981
2018	15.682719	15.221855	-2.94%	30,966
2017	15.011613	15.682719	4.47%	31,940
2016	14.564788	15.011613	3.07%	42,273
2015	14.695321	14.564788	-0.89%	52,515
2014	14.309590	14.695321	2.70%	50,388
2013	13.808862	14.309590	3.63%	34,394
2012	13.282450	13.808862	3.96%	7,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.358351	12.687149	11.70%	93,840
2018	12.176209	11.358351	-6.72%	94,679
2017	10.801883	12.176209	12.72%	96,230
2016	10.337192	10.801883	4.50%	107,652
2015	10.807752	10.337192	-4.35%	100,715
2014	10.671417	10.807752	1.28%	94,844
2013*	10.000000	10.671417	6.71%	65,231
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.661195	13.284778	13.92%	58,201
2018	12.557899	11.661195	-7.14%	61,383
2017	10.861216	12.557899	15.62%	61,515
2016	10.273175	10.861216	5.72%	63,090
2015	10.820654	10.273175	-5.06%	73,563
2014	10.759988	10.820654	0.56%	69,382
2013*	10.000000	10.759988	7.60%	22,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.962509	25.562376	16.39%	180,879
2018	23.557485	21.962509	-6.77%	216,947
2017	21.102865	23.557485	11.63%	221,925
2016	19.924520	21.102865	5.91%	214,648
2015	20.224004	19.924520	-1.48%	240,217
2014	19.451473	20.224004	3.97%	245,215
2013	16.872314	19.451473	15.29%	233,481
2012	15.403616	16.872314	9.53%	63,462
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	25.677034	30.922114	20.43%	12,987
2018	28.152661	25.677034	-8.79%	17,189
2017	24.408297	28.152661	15.34%	18,135
2016	22.761033	24.408297	7.24%	18,551
2015	23.195107	22.761033	-1.87%	18,872
2014	22.356717	23.195107	3.75%	19,617
2013	18.481146	22.356717	20.97%	1,797
2012	16.435137	18.481146	12.45%	551
21

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.603051	20.868550	12.18%	24,901
2018	19.550246	18.603051	-4.84%	31,209
2017	18.109008	19.550246	7.96%	37,712
2016	17.330765	18.109008	4.49%	46,991
2015	17.537747	17.330765	-1.18%	57,549
2014	16.938973	17.537747	3.53%	63,166
2013	15.508419	16.938973	9.22%	78,665
2012	14.521734	15.508419	6.79%	45,499
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.484226	4.84%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.785389	7.85%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.968437	9.68%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.092605	0.93%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.430804	23.724360	28.72%	2,507
2018	19.292821	18.430804	-4.47%	2,615
2017	15.026794	19.292821	28.39%	2,977
2016	14.904528	15.026794	0.82%	3,140
2015	14.620369	14.904528	1.94%	3,719
2014	13.427775	14.620369	8.88%	3,940
2013	10.106069	13.427775	32.87%	3,014
2012	8.803074	10.106069	14.80%	2,126
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.280690	13.266295	17.60%	152,864
2018	11.990647	11.280690	-5.92%	132,959
2017	10.318553	11.990647	16.20%	115,862
2016	9.616317	10.318553	7.30%	39,416
2015	9.951825	9.616317	-3.37%	18,495
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.659846	15.265250	20.58%	43,984
2018	13.146444	12.659846	-3.70%	26,135
2017	10.927974	13.146444	20.30%	20,824
2016	10.045670	10.927974	8.78%	6,985
2015	10.148174	10.045670	-1.01%	0
2014*	10.000000	10.148174	1.48%	0
22

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	29.287812	39.759218	35.75%	2,513
2018	30.094108	29.287812	-2.68%	2,513
2017	23.958145	30.094108	25.61%	2,451
2016	23.456331	23.958145	2.14%	0
2015	22.637536	23.456331	3.62%	0
2014	21.094704	22.637536	7.31%	381
2013	15.658311	21.094704	34.72%	0
2012	13.376674	15.658311	17.06%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.494329	30.673154	25.23%	2,116
2018	27.373243	24.494329	-10.52%	2,093
2017	25.536111	27.373243	7.19%	2,186
2016	21.488963	25.536111	18.83%	634
2015	22.749450	21.488963	-5.54%	696
2014	20.375888	22.749450	11.65%	1,054
2013	15.654684	20.375888	30.16%	1,147
2012	13.838196	15.654684	13.13%	409
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	40.734220	50.594527	24.21%	2,318
2018	46.505004	40.734220	-12.41%	2,267
2017	40.632983	46.505004	14.45%	1,884
2016	34.171304	40.632983	18.91%	1,693
2015	35.467680	34.171304	-3.66%	2,798
2014	32.791237	35.467680	8.16%	2,835
2013	24.932794	32.791237	31.52%	2,851
2012	21.471749	24.932794	16.12%	990
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	15.455992	17.762073	14.92%	1,870
2018	18.916023	15.455992	-18.29%	1,716
2017	15.616337	18.916023	21.13%	1,655
2016	15.047914	15.616337	3.78%	1,823
2015	16.082691	15.047914	-6.43%	1,636
2014	18.012939	16.082691	-10.72%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.978627	18.522536	23.66%	3,623
2018	17.180002	14.978627	-12.81%	3,172
2017	15.196797	17.180002	13.05%	3,234
2016	13.247487	15.196797	14.71%	3,330
2015	13.878543	13.247487	-4.55%	3,413
2014	12.735469	13.878543	8.98%	3,415
2013	9.541471	12.735469	33.47%	2,409
2012	8.208690	9.541471	16.24%	1,495
23

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.993158	23.251775	22.42%	1,437
2018	22.126129	18.993158	-14.16%	1,427
2017	19.661842	22.126129	12.53%	1,402
2016	16.914135	19.661842	16.25%	1,467
2015	17.619336	16.914135	-4.00%	1,521
2014	15.231863	17.619336	15.67%	1,576
2013	11.357084	15.231863	34.12%	1,289
2012	9.875328	11.357084	15.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.911829	37.351687	33.82%	328
2018	30.766229	27.911829	-9.28%	331
2017	24.969114	30.766229	23.22%	376
2016	23.375200	24.969114	6.82%	398
2015	23.522555	23.375200	-0.63%	733
2014	23.207171	23.522555	1.36%	432
2013	16.309138	23.207171	42.30%	358
2012	14.589165	16.309138	11.79%	128
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	35.839508	42.049114	17.33%	388
2018	43.750345	35.839508	-18.08%	343
2017	40.695741	43.750345	7.51%	350
2016	32.773322	40.695741	24.17%	380
2015	35.379738	32.773322	-7.37%	403
2014	33.523407	35.379738	5.54%	409
2013	24.219631	33.523407	38.41%	159
2012	20.366624	24.219631	18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	35.317881	43.763138	23.91%	138
2018	40.991876	35.317881	-13.84%	132
2017	36.632273	40.991876	11.90%	139
2016	30.240076	36.632273	21.14%	149
2015	31.182839	30.240076	-3.02%	150
2014	31.371196	31.182839	-0.60%	156
2013	22.579731	31.371196	38.94%	85
2012	19.824409	22.579731	13.90%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.846014	22.235572	24.60%	318
2018	19.181710	17.846014	-6.96%	332
2017	16.393765	19.181710	17.01%	366
2016	15.061419	16.393765	8.85%	394
2015	15.300656	15.061419	-1.56%	415
2014	14.006605	15.300656	9.24%	424
2013	10.226827	14.006605	36.96%	454
2012	9.288702	10.226827	10.10%	0
24

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	14.075903	18.150177	28.95%	3,298
2018	14.842743	14.075903	-5.17%	3,418
2017	14.145939	14.842743	4.93%	3,452
2016	13.351815	14.145939	5.95%	3,596
2015	14.317576	13.351815	-6.75%	4,881
2014	11.262367	14.317576	27.13%	4,915
2013	11.093835	11.262367	1.52%	5,146
2012	9.710185	11.093835	14.25%	2,391
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.206131	20.960197	29.33%	7,657
2018	17.235668	16.206131	-5.97%	7,349
2017	14.382933	17.235668	19.83%	7,626
2016	13.061331	14.382933	10.12%	8,311
2015	13.089868	13.061331	-0.22%	15,103
2014	11.710717	13.089868	11.78%	15,038
2013*	10.000000	11.710717	17.11%	13,724
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.640381	10.947917	2.89%	12,089
2018	10.677261	10.640381	-0.35%	12,151
2017	10.633224	10.677261	0.41%	12,177
2016	10.495092	10.633224	1.32%	11,379
2015	10.653524	10.495092	-1.49%	10,703
2014	10.724502	10.653524	-0.66%	10,611
2013	10.837845	10.724502	-1.05%	8,814
2012	10.591062	10.837845	2.33%	2,205
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.449950	17.849018	23.52%	1,273
2018	16.489473	14.449950	-12.37%	1,273
2017	14.609064	16.489473	12.87%	0
2016	12.226748	14.609064	19.48%	0
2015	13.003827	12.226748	-5.98%	0
2014	12.582420	13.003827	3.35%	0
2013*	10.000000	12.582420	25.82%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.521481	23.700330	35.26%	954
2018	19.070560	17.521481	-8.12%	1,043
2017	15.128127	19.070560	26.06%	1,206
2016	14.429845	15.128127	4.84%	1,337
2015	14.648357	14.429845	-1.49%	1,308
2014	14.287313	14.648357	2.53%	1,453
2013	10.427761	14.287313	37.01%	467
2012	9.201800	10.427761	13.32%	0
25

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.867647	12.265405	12.86%	0
2018	11.747500	10.867647	-7.49%	0
2017	10.779858	11.747500	8.98%	0
2016	10.305628	10.779858	4.60%	0
2015	10.947658	10.305628	-5.86%	0
2014	10.784873	10.947658	1.51%	0
2013	10.152337	10.784873	6.23%	0
2012*	10.000000	10.152337	1.52%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.363313	13.101800	15.30%	0
2018	12.645315	11.363313	-10.14%	0
2017	10.902113	12.645315	15.99%	0
2016	10.488290	10.902113	3.95%	0
2015	11.708404	10.488290	-10.42%	0
2014	11.740821	11.708404	-0.28%	0
2013	10.271153	11.740821	14.31%	0
2012*	10.000000	10.271153	2.71%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.422303	13.084234	14.55%	0
2018	12.508424	11.422303	-8.68%	0
2017	11.137100	12.508424	12.31%	0
2016	10.644170	11.137100	4.63%	0
2015	11.537839	10.644170	-7.75%	0
2014	11.387543	11.537839	1.32%	0
2013	10.288820	11.387543	10.68%	0
2012*	10.000000	10.288820	2.89%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.967710	12.114771	10.46%	2,058
2018	11.735218	10.967710	-6.54%	2,058
2017	10.470564	11.735218	12.08%	2,058
2016	9.381376	10.470564	11.61%	2,058
2015	10.450730	9.381376	-10.23%	7,441
2014	10.524441	10.450730	-0.70%	7,386
2013	10.635249	10.524441	-1.04%	7,370
2012*	10.000000	10.635249	6.35%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.129788	11.480492	13.33%	368
2018	10.767882	10.129788	-5.93%	0
2017	9.922384	10.767882	8.52%	822
2016	8.866028	9.922384	11.91%	871
2015	9.186450	8.866028	-3.49%	0
2014	9.164602	9.186450	0.24%	0
26

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.635048	12.296846	5.69%	3,587
2018	12.271013	11.635048	-5.18%	3,348
2017	11.210014	12.271013	9.46%	3,475
2016	11.020101	11.210014	1.72%	3,443
2015	12.010066	11.020101	-8.24%	4,987
2014	12.113330	12.010066	-0.85%	4,790
2013	13.115558	12.113330	-7.64%	4,649
2012	12.608799	13.115558	4.02%	2,735
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.493435	11.807049	2.73%	13,073
2018	11.600379	11.493435	-0.92%	16,451
2017	11.589833	11.600379	0.09%	16,641
2016	11.573261	11.589833	0.14%	15,517
2015	11.683511	11.573261	-0.94%	16,578
2014	11.731651	11.683511	-0.41%	16,692
2013	11.895761	11.731651	-1.38%	13,642
2012	11.380137	11.895761	4.53%	3,537
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.265731	10.421282	1.52%	0
2018	10.239689	10.265731	0.25%	0
2017	10.125090	10.239689	1.13%	0
2016*	10.000000	10.125090	1.25%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.060480	11.834983	7.00%	46,938
2018	11.261373	11.060480	-1.78%	52,908
2017	10.868481	11.261373	3.61%	64,529
2016	10.717682	10.868481	1.41%	51,361
2015	10.806099	10.717682	-0.82%	69,350
2014	10.494450	10.806099	2.97%	68,566
2013	10.839073	10.494450	-3.18%	65,164
2012	10.014102	10.839073	8.24%	24,025
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.905997	22.152184	23.71%	159
2018	22.396267	17.905997	-20.05%	147
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	35.434142	45.054772	27.15%	3,118
2018	35.543945	35.434142	-0.31%	3,251
2017	28.243797	35.543945	25.85%	3,234
2016	32.000556	28.243797	-11.74%	1,534
2015	28.783452	32.000556	11.18%	2,495
2014	22.189717	28.783452	29.72%	1,541
2013	14.914208	22.189717	48.78%	1,517
2012	11.517684	14.914208	29.49%	895
27

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.348808	5.897768	10.26%	5,695
2018	7.560210	5.348808	-29.25%	5,068
2017	7.801719	7.560210	-3.10%	6,193
2016	5.503148	7.801719	41.77%	3,208
2015	8.387716	5.503148	-34.39%	8,007
2014	10.520797	8.387716	-20.27%	6,384
2013	9.649712	10.520797	9.03%	5,886
2012*	10.000000	9.649712	-3.50%	1,363
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.805477	8.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.888198	38.114109	23.39%	0
2018	30.845782	30.888198	0.14%	0
2017	24.792668	30.845782	24.41%	0
2016	23.277094	24.792668	6.51%	0
2015	24.246816	23.277094	-4.00%	0
2014	24.998295	24.246816	-3.01%	0
2013	16.833485	24.998295	48.50%	0
2012	15.787144	16.833485	6.63%	0
28

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.793009	13.406891	13.69%	0
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.656240	8.820984	15.21%	0
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	37.650766	44.534694	18.28%	3,199
2018	45.061307	37.650766	-16.45%	3,083
2017	40.475152	45.061307	11.33%	3,047
2016	32.876571	40.475152	23.11%	2,929
2015	35.338702	32.876571	-6.97%	3,203
2014	32.880765	35.338702	7.48%	3,193
2013	24.216588	32.880765	35.78%	125
2012	20.721634	24.216588	16.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	13.475577	14.477123	7.43%	26,467
2018	14.057236	13.475577	-4.14%	26,457
2017	13.744427	14.057236	2.28%	24,703
2016	13.346432	13.744427	2.98%	6,977
2015	13.871458	13.346432	-3.78%	9,464
2014	13.612111	13.871458	1.91%	9,398
2013	15.076827	13.612111	-9.72%	5,510
2012	14.232459	15.076827	5.93%	1,334
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	26.187234	33.323731	27.25%	5,015
2018	30.501309	26.187234	-14.14%	5,272
2017	27.736802	30.501309	9.97%	5,318
2016	22.910569	27.736802	21.07%	2,477
2015	23.596828	22.910569	-2.91%	1,934
2014	20.578136	23.596828	14.67%	271
2013	16.058213	20.578136	28.15%	298
2012	14.005712	16.058213	14.65%	237
29

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.409605	15.607797	16.39%	127,449
2018	14.293896	13.409605	-6.19%	146,237
2017	12.620533	14.293896	13.26%	149,951
2016	11.925307	12.620533	5.83%	151,138
2015	12.219436	11.925307	-2.41%	148,444
2014	12.036554	12.219436	1.52%	147,141
2013	10.118850	12.036554	18.95%	110,283
2012*	10.000000	10.118850	1.19%	7,492
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.381120	11.763032	13.31%	0
2018	10.836995	10.381120	-4.21%	0
2017	10.258728	10.836995	5.64%	0
2016	9.217194	10.258728	11.30%	0
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.869171	10.626490	7.67%	0
2018	10.077667	9.869171	-2.07%	1,267
2017	9.897857	10.077667	1.82%	1,267
2016	9.792122	9.897857	1.08%	1,267
2015*	10.000000	9.792122	-2.08%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.733519	14.753761	25.74%	0
2018	12.847824	11.733519	-8.67%	0
2017	11.179574	12.847824	14.92%	0
2016	9.764095	11.179574	14.50%	0
2015*	10.000000	9.764095	-2.36%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.643143	18.171972	16.17%	31,667
2018	17.158871	15.643143	-8.83%	46,240
2017	15.296183	17.158871	12.18%	44,413
2016	14.936588	15.296183	2.41%	39,701
2015	15.294106	14.936588	-2.34%	43,386
2014	15.209523	15.294106	0.56%	43,722
2013	13.475079	15.209523	12.87%	33,397
2012	12.421855	13.475079	8.48%	4,189
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.230341	13.278438	18.24%	0
2018	13.502950	11.230341	-16.83%	0
2017	11.897741	13.502950	13.49%	0
2016	10.468677	11.897741	13.65%	0
2015	10.885861	10.468677	-3.83%	0
2014*	10.000000	10.885861	8.86%	0
30

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	41.511208	50.047135	20.56%	65
2018	46.232108	41.511208	-10.21%	56
2017	41.691817	46.232108	10.89%	62
2016	33.613089	41.691817	24.03%	69
2015	34.885764	33.613089	-3.65%	77
2014	33.640283	34.885764	3.70%	80
2013	24.233727	33.640283	38.82%	78
2012	21.224949	24.233727	14.18%	96
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	31.034181	39.916298	28.62%	1,400
2018	33.066501	31.034181	-6.15%	1,428
2017	27.652060	33.066501	19.58%	1,484
2016	25.151804	27.652060	9.94%	1,513
2015	25.276489	25.151804	-0.49%	1,550
2014	22.653800	25.276489	11.58%	1,612
2013	17.435668	22.653800	29.93%	1,665
2012	15.306274	17.435668	13.91%	1,722
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	26.695198	35.701599	33.74%	2,433
2018	29.131754	26.695198	-8.36%	7,522
2017	23.249659	29.131754	25.30%	7,797
2016	21.895515	23.249659	6.18%	8,212
2015	22.814278	21.895515	-4.03%	8,251
2014	21.447816	22.814278	6.37%	8,234
2013	17.993863	21.447816	19.20%	7,939
2012	16.561713	17.993863	8.65%	535
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.662869	11.107420	14.95%	0
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.735927	17.306633	26.00%	8,747
2018	16.765808	13.735927	-18.07%	8,746
2017	15.206604	16.765808	10.25%	8,742
2016	11.758795	15.206604	29.32%	3,516
2015	12.743222	11.758795	-7.73%	4,003
2014	12.230454	12.743222	4.19%	4,073
2013*	10.000000	12.230454	22.30%	1,942
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.547185	11.141332	5.63%	19,077
2018	10.701506	10.547185	-1.44%	19,439
2017	10.486546	10.701506	2.05%	8,476
2016	9.756833	10.486546	7.48%	8,476
2015	9.989462	9.756833	-2.33%	5,188
2014	10.068545	9.989462	-0.79%	5,188
31

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.242252	10.504708	27.45%	0
2018*	10.000000	8.242252	-17.58%	3,519
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	16.475124	18.812498	14.19%	6,154
2018	17.445305	16.475124	-5.56%	6,277
2017	15.677180	17.445305	11.28%	6,368
2016	15.101297	15.677180	3.81%	6,452
2015	15.389577	15.101297	-1.87%	12,279
2014	14.969777	15.389577	2.80%	10,757
2013	13.405569	14.969777	11.67%	9,578
2012	12.178768	13.405569	10.07%	6,437
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	17.379045	20.552575	18.26%	0
2018	18.758329	17.379045	-7.35%	0
2017	16.354900	18.758329	14.70%	0
2016	15.668873	16.354900	4.38%	0
2015	15.956541	15.668873	-1.80%	0
2014	15.464277	15.956541	3.18%	0
2013	13.556345	15.464277	14.07%	0
2012	12.153713	13.556345	11.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	18.517366	22.672075	22.44%	0
2018	20.416685	18.517366	-9.30%	0
2017	17.146887	20.416685	19.07%	0
2016	16.339438	17.146887	4.94%	0
2015	16.651222	16.339438	-1.87%	0
2014	16.114724	16.651222	3.33%	0
2013	13.454729	16.114724	19.77%	0
2012	11.841534	13.454729	13.62%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.264219	13.791881	22.44%	8,827
2018	11.949937	11.264219	-5.74%	8,827
2017	10.431782	11.949937	14.55%	8,827
2016*	10.000000	10.431782	4.32%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	35.269596	45.675170	29.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.717506	13.778344	8.34%	3,276
2018	17.137046	12.717506	-25.79%	2,654
2017	17.866762	17.137046	-4.08%	2,935
2016	13.565323	17.866762	31.71%	2,745
2015	17.351683	13.565323	-21.82%	2,798
2014	20.163384	17.351683	-13.94%	2,634
2013	16.463930	20.163384	22.47%	374
2012	15.935324	16.463930	3.32%	0
32

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	25.857873	32.423497	25.39%	16,227
2018	28.660631	25.857873	-9.78%	19,391
2017	25.789342	28.660631	11.13%	21,792
2016	22.208360	25.789342	16.12%	22,583
2015	23.508684	22.208360	-5.53%	22,256
2014	21.967638	23.508684	7.02%	19,874
2013	17.420485	21.967638	26.10%	11,214
2012	15.086420	17.420485	15.47%	980
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.601602	14.841900	27.93%	7,575
2018	12.951879	11.601602	-10.43%	3,811
2017	11.258405	12.951879	15.04%	3,811
2016*	10.000000	11.258405	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	34.560656	45.678148	32.17%	19,470
2018	35.188383	34.560656	-1.78%	19,035
2017	26.457042	35.188383	33.00%	19,024
2016	26.671433	26.457042	-0.80%	9,950
2015	25.290301	26.671433	5.46%	9,708
2014	23.093139	25.290301	9.51%	8,378
2013	17.212475	23.093139	34.17%	6,639
2012	15.251883	17.212475	12.85%	1,414
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	14.504640	15.654476	7.93%	6,782
2018	14.820891	14.504640	-2.13%	6,916
2017	14.446478	14.820891	2.59%	6,831
2016	14.016010	14.446478	3.07%	2,975
2015	14.329567	14.016010	-2.19%	3,174
2014	13.753043	14.329567	4.19%	5,522
2013	14.235606	13.753043	-3.39%	3,828
2012	13.665135	14.235606	4.17%	1,394
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	40.324587	48.998213	21.51%	7,882
2018	47.965365	40.324587	-15.93%	9,895
2017	40.336059	47.965365	18.91%	10,002
2016	36.530867	40.336059	10.42%	10,104
2015	37.643926	36.530867	-2.96%	9,428
2014	35.988361	37.643926	4.60%	8,565
2013	26.849753	35.988361	34.04%	6,685
2012	23.758224	26.849753	13.01%	355
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	22.958763	28.877457	25.78%	1,445
2018	27.400510	22.958763	-16.21%	1,471
2017	21.366883	27.400510	28.24%	1,401
2016	22.862986	21.366883	-6.54%	1,495
2015	22.436258	22.862986	1.90%	1,763
33

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.455800	13.894672	21.29%	0
2018	12.414851	11.455800	-7.73%	0
2017	12.126901	12.414851	2.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.836000	15.177431	18.24%	9,260
2018	14.402300	12.836000	-10.88%	15,562
2017	13.037157	14.402300	10.47%	15,344
2016	11.676101	13.037157	11.66%	17,680
2015	12.620008	11.676101	-7.48%	15,034
2014	12.438455	12.620008	1.46%	13,070
2013	10.187087	12.438455	22.10%	12,804
2012	8.953922	10.187087	13.77%	3,000
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.100690	18.434027	14.49%	12,263
2018	17.056373	16.100690	-5.60%	14,326
2017	15.764238	17.056373	8.20%	14,464
2016	14.014111	15.764238	12.49%	15,011
2015	15.284102	14.014111	-8.31%	16,610
2014	14.809675	15.284102	3.20%	19,312
2013	13.175492	14.809675	12.40%	15,053
2012	11.856123	13.175492	11.13%	875
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	36.389142	45.356313	24.64%	214
2018	42.342263	36.389142	-14.06%	373
2017	38.788406	42.342263	9.16%	386
2016	30.200764	38.788406	28.44%	401
2015	33.055931	30.200764	-8.64%	442
2014	33.318067	33.055931	-0.79%	438
2013	24.790246	33.318067	34.40%	479
2012	21.227051	24.790246	16.79%	240
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.494806	9.555180	0.64%	16,348
2018	9.442474	9.494806	0.55%	20,065
2017	9.390508	9.442474	0.55%	20,180
2016	9.246939	9.390508	1.55%	15,644
2015	9.795156	9.246939	-5.60%	16,857
2014	9.750470	9.795156	0.46%	19,545
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.823232	13.055855	10.43%	0
2018	12.529171	11.823232	-5.63%	0
2017	11.227984	12.529171	11.59%	0
2016	10.908081	11.227984	2.93%	0
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
34

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.402612	10.093972	7.35%	0
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.661230	10.008603	3.60%	8,398
2018	10.317760	9.661230	-6.36%	8,398
2017	10.087884	10.317760	2.28%	8,398
2016	10.275245	10.087884	-1.82%	8,398
2015	10.226781	10.275245	0.47%	8,398
2014	9.905190	10.226781	3.25%	4,919
2013*	10.000000	9.905190	-0.95%	4,251
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.480454	16.628065	23.35%	1,410
2018	15.459204	13.480454	-12.80%	1,845
2017	13.667447	15.459204	13.11%	1,809
2016	12.242528	13.667447	11.64%	1,900
2015	12.965066	12.242528	-5.57%	1,916
2014	12.616435	12.965066	2.76%	1,990
2013	9.955345	12.616435	26.73%	1,634
2012*	10.000000	9.955345	-0.45%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	35.183707	45.626100	29.68%	5,248
2018	41.183926	35.183707	-14.57%	5,249
2017	30.623407	41.183926	34.49%	5,249
2016	31.090162	30.623407	-1.50%	5,249
2015	30.399259	31.090162	2.27%	4,180
2014	30.194472	30.399259	0.68%	3,413
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.727041	11.015678	26.22%	0
2018	10.997362	8.727041	-20.64%	0
2017	8.816007	10.997362	24.74%	0
2016	9.185747	8.816007	-4.03%	0
2015	9.030960	9.185747	1.71%	0
2014*	10.000000	9.030960	-9.69%	0
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	27.888091	36.243158	29.96%	3,435
2018	30.762901	27.888091	-9.35%	4,490
2017	26.735093	30.762901	15.07%	11,054
2016	24.348919	26.735093	9.80%	11,024
2015	23.938400	24.348919	1.71%	11,358
2014	21.979951	23.938400	8.91%	9,512
2013	16.951357	21.979951	29.66%	8,416
2012	14.736275	16.951357	15.03%	355
35

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	38.697370	48.151412	24.43%	6,083
2018	43.851336	38.697370	-11.75%	6,185
2017	39.021643	43.851336	12.38%	1,752
2016	33.613892	39.021643	16.09%	1,505
2015	36.285046	33.613892	-7.36%	1,402
2014	32.942301	36.285046	10.15%	1,402
2013	23.746363	32.942301	38.73%	1,402
2012	20.457250	23.746363	16.08%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.929101	17.934953	20.13%	14,704
2018	16.005076	14.929101	-6.72%	14,877
2017	13.716969	16.005076	16.68%	18,841
2016	14.270672	13.716969	-3.88%	19,230
2015	15.783355	14.270672	-9.58%	18,045
2014	16.888577	15.783355	-6.54%	14,182
2013	13.681267	16.888577	23.44%	7,979
2012	11.637337	13.681267	17.56%	1,706
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.728117	13.961669	9.69%	23,748
2018	13.182050	12.728117	-3.44%	21,946
2017	12.525419	13.182050	5.24%	22,149
2016	10.927537	12.525419	14.62%	21,645
2015	11.847779	10.927537	-7.77%	22,125
2014	11.785431	11.847779	0.53%	30,319
2013	10.811552	11.785431	9.01%	18,710
2012*	10.000000	10.811552	8.12%	4,680
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.486719	22.434948	36.08%	7,582
2018	16.723367	16.486719	-1.42%	9,378
2017	13.358601	16.723367	25.19%	7,978
2016	12.760516	13.358601	4.69%	8,586
2015	13.728671	12.760516	-7.05%	10,396
2014	12.901284	13.728671	6.41%	14,467
2013	10.064650	12.901284	28.18%	8,649
2012*	10.000000	10.064650	0.65%	2,463
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.794801	10.559033	7.80%	0
2018	10.058977	9.794801	-2.63%	0
2017	9.865484	10.058977	1.96%	0
2016	9.782774	9.865484	0.85%	0
2015*	10.000000	9.782774	-2.17%	0
36

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	43.082820	58.163889	35.00%	5,140
2018	42.937705	43.082820	0.34%	7,768
2017	33.480626	42.937705	28.25%	8,213
2016	33.290884	33.480626	0.57%	8,674
2015	30.147632	33.290884	10.43%	8,726
2014	28.174446	30.147632	7.00%	9,768
2013	21.820421	28.174446	29.12%	9,460
2012	17.858839	21.820421	22.18%	174
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.670497	33.816827	42.86%	3,833
2018	23.780072	23.670497	-0.46%	2,883
2017	16.633616	23.780072	42.96%	2,998
2016	14.809295	16.633616	12.32%	2,185
2015	14.345516	14.809295	3.23%	2,265
2014	13.298723	14.345516	7.87%	2,359
2013	9.956837	13.298723	33.56%	1,258
2012*	10.000000	9.956837	-0.43%	511
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	26.856647	33.569803	25.00%	4,746
2018	32.082539	26.856647	-16.29%	4,775
2017	24.861677	32.082539	29.04%	4,652
2016	27.012883	24.861677	-7.96%	4,787
2015	30.026296	27.012883	-10.04%	4,611
2014	34.627751	30.026296	-13.29%	3,832
2013	30.714992	34.627751	12.74%	4,031
2012	27.510257	30.714992	11.65%	1,669
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.953034	-0.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.812281	10.270466	16.55%	3,678
2018	10.969114	8.812281	-19.66%	3,685
2017	8.698337	10.969114	26.11%	3,685
2016	7.300082	8.698337	19.15%	3,685
2015	9.256522	7.300082	-21.14%	0
2014	9.839484	9.256522	-5.92%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.974658	10.667527	6.95%	0
2018	10.216799	9.974658	-2.37%	1,262
2017	9.970969	10.216799	2.47%	1,262
2016*	10.000000	9.970969	-0.29%	1,262
37

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.273592	22.680190	39.37%	8,617
2018	16.785826	16.273592	-3.05%	10,387
2017	13.468357	16.785826	24.63%	9,199
2016	12.548081	13.468357	7.33%	9,531
2015	12.998711	12.548081	-3.47%	9,539
2014	14.244140	12.998711	-8.74%	12,692
2013	10.224572	14.244140	39.31%	7,575
2012*	10.000000	10.224572	2.25%	1,284
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	31.772031	40.591208	27.76%	10,982
2018	35.930572	31.772031	-11.57%	9,855
2017	31.036495	35.930572	15.77%	9,734
2016	27.650885	31.036495	12.24%	8,605
2015	28.293551	27.650885	-2.27%	8,579
2014	26.025521	28.293551	8.71%	8,094
2013	19.456003	26.025521	33.77%	4,298
2012	17.019718	19.456003	14.31%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.854308	8.54%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.907836	22.197997	23.96%	11,413
2018	20.109857	17.907836	-10.95%	12,936
2017	16.073429	20.109857	25.11%	13,006
2016	15.690071	16.073429	2.44%	7,243
2015	14.959329	15.690071	4.88%	6,774
2014	14.994200	14.959329	-0.23%	6,971
2013	11.908476	14.994200	25.91%	3,446
2012	10.412896	11.908476	14.36%	480
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.408755	11.868302	26.14%	507
2018	10.355187	9.408755	-9.14%	507
2017	9.326549	10.355187	11.03%	0
2016	8.223058	9.326549	13.42%	0
2015*	10.000000	8.223058	-17.77%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.866657	21.855873	22.33%	756
2018	19.513907	17.866657	-8.44%	742
2017	16.831508	19.513907	15.94%	781
2016	15.369889	16.831508	9.51%	754
2015	16.783094	15.369889	-8.42%	750
2014	17.371316	16.783094	-3.39%	781
2013	13.348145	17.371316	30.14%	744
2012	11.034498	13.348145	20.97%	0
38

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.766089	19.977147	19.15%	197,723
2018	17.887451	16.766089	-6.27%	192,600
2017	15.658572	17.887451	14.23%	192,344
2016	14.561756	15.658572	7.53%	187,376
2015	14.617188	14.561756	-0.38%	183,946
2014	14.112912	14.617188	3.57%	122,842
2013	11.604010	14.112912	21.62%	94,261
2012	10.165503	11.604010	14.15%	56,736
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.617161	12.489835	7.51%	223,066
2018	11.904800	11.617161	-2.42%	221,528
2017	11.691765	11.904800	1.82%	204,849
2016	11.545328	11.691765	1.27%	178,039
2015	11.730420	11.545328	-1.58%	165,592
2014	11.327043	11.730420	3.56%	137,102
2013	11.785385	11.327043	-3.89%	105,232
2012	11.381759	11.785385	3.55%	54,447
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	18.540784	24.651723	32.96%	28,437
2018	20.751253	18.540784	-10.65%	33,101
2017	16.060828	20.751253	29.20%	28,875
2016	16.249589	16.060828	-1.16%	28,360
2015	15.460382	16.249589	5.10%	26,140
2014	15.389466	15.460382	0.46%	21,403
2013	12.126730	15.389466	26.91%	14,158
2012	10.069132	12.126730	20.43%	3,240
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	20.634076	26.520413	28.53%	46,612
2018	21.056256	20.634076	-2.01%	54,507
2017	16.701120	21.056256	26.08%	55,453
2016	15.522153	16.701120	7.60%	57,472
2015	14.784351	15.522153	4.99%	59,108
2014	13.867974	14.784351	6.61%	63,003
2013	10.846099	13.867974	27.86%	42,612
2012	9.365156	10.846099	15.81%	5,020
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.034399	21.117641	23.97%	182,985
2018	17.654577	17.034399	-3.51%	181,646
2017	14.677198	17.654577	20.29%	185,723
2016	13.392624	14.677198	9.59%	174,482
2015	13.429965	13.392624	-0.28%	168,790
2014	12.350590	13.429965	8.74%	155,794
2013	9.415433	12.350590	31.17%	133,951
2012	8.153379	9.415433	15.48%	79,257
39

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	16.154669	17.397746	7.69%	13,457
2018	16.770227	16.154669	-3.67%	14,105
2017	15.986884	16.770227	4.90%	14,341
2016	14.915362	15.986884	7.18%	14,296
2015	15.569485	14.915362	-4.20%	14,587
2014	15.192521	15.569485	2.48%	16,071
2013	15.575561	15.192521	-2.46%	9,545
2012	14.066138	15.575561	10.73%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	28.801124	36.085314	25.29%	3,555
2018	31.551230	28.801124	-8.72%	2,183
2017	27.174980	31.551230	16.10%	2,063
2016	23.428587	27.174980	15.99%	524
2015	25.404465	23.428587	-7.78%	549
2014	23.641763	25.404465	7.46%	517
2013	17.712598	23.641763	33.47%	353
2012	15.194556	17.712598	16.57%	399
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.941408	11.272902	13.39%	17,333
2018	11.010968	9.941408	-9.71%	22,643
2017	9.424010	11.010968	16.84%	16,709
2016	9.276671	9.424010	1.59%	17,190
2015*	10.000000	9.276671	-7.23%	7,596
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.091279	10.610680	5.15%	0
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	22.408111	25.364124	13.19%	867
2018	23.418788	22.408111	-4.32%	864
2017	22.235908	23.418788	5.32%	864
2016	19.744284	22.235908	12.62%	843
2015	20.550311	19.744284	-3.92%	859
2014	20.313467	20.550311	1.17%	860
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	16.517405	20.870954	26.36%	9,162
2018	17.627414	16.517405	-6.30%	9,484
2017	14.321839	17.627414	23.08%	467
2016	12.785655	14.321839	12.01%	533
2015	13.117078	12.785655	-2.53%	563
2014	12.478109	13.117078	5.12%	559
2013	8.812490	12.478109	41.60%	599
2012	7.646121	8.812490	15.25%	701
40

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.371613	13.591437	31.04%	954
2018	12.617734	10.371613	-17.80%	6,483
2017	10.188218	12.617734	23.85%	6,867
2016	10.588991	10.188218	-3.78%	7,087
2015	10.804612	10.588991	-2.00%	6,979
2014	11.102585	10.804612	-2.68%	1,187
2013	9.295303	11.102585	19.44%	552
2012	8.156839	9.295303	13.96%	444
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	28.651847	36.468239	27.28%	496
2018	29.126932	28.651847	-1.63%	496
2017	24.553508	29.126932	18.63%	496
2016	22.390293	24.553508	9.66%	651
2015	22.547467	22.390293	-0.70%	662
2014	20.440667	22.547467	10.31%	169
2013	15.842417	20.440667	29.02%	187
2012	14.106368	15.842417	12.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.799067	16.874439	22.29%	0
2018	15.673140	13.799067	-11.96%	0
2017	13.261408	15.673140	18.19%	0
2016	12.404890	13.261408	6.90%	0
2015	12.799134	12.404890	-3.08%	0
2014	12.415957	12.799134	3.09%	0
2013	9.720625	12.415957	27.73%	0
2012	8.483576	9.720625	14.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.212686	15.143181	14.61%	223,068
2018	14.284989	13.212686	-7.51%	246,219
2017	12.922577	14.284989	10.54%	286,470
2016	12.344881	12.922577	4.68%	291,891
2015	12.647807	12.344881	-2.40%	291,108
2014	12.292622	12.647807	2.89%	278,790
2013	10.867888	12.292622	13.11%	269,111
2012	9.919751	10.867888	9.56%	183,391
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.748761	16.308396	18.62%	23,784
2018	15.176331	13.748761	-9.41%	23,769
2017	13.283830	15.176331	14.25%	23,769
2016	12.546506	13.283830	5.88%	23,757
2015	12.889463	12.546506	-2.66%	23,729
2014	12.479625	12.889463	3.28%	22,079
2013	10.433676	12.479625	19.61%	0
2012	9.307046	10.433676	12.11%	0
41

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.147850	13.262603	9.18%	0
2018	12.644413	12.147850	-3.93%	0
2017	12.050746	12.644413	4.93%	0
2016	11.676574	12.050746	3.20%	0
2015	11.923875	11.676574	-2.07%	0
2014	11.696785	11.923875	1.94%	0
2013	11.299466	11.696785	3.52%	0
2012	10.655439	11.299466	6.04%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.147286	12.520155	12.32%	27,724
2018	12.152900	11.147286	-8.27%	27,830
2017	10.733802	12.152900	13.22%	35,379
2016	10.307537	10.733802	4.14%	44,783
2015	10.917382	10.307537	-5.59%	36,431
2014	10.822186	10.917382	0.88%	23,465
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.439775	13.025012	13.86%	45,607
2018	12.479927	11.439775	-8.33%	46,156
2017	10.739545	12.479927	16.21%	48,650
2016	10.249384	10.739545	4.78%	49,469
2015	10.922285	10.249384	-6.16%	77,240
2014	10.960668	10.922285	-0.35%	68,323
2013*	10.000000	10.960668	9.61%	26,234
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.536813	15.777101	16.55%	148,321
2018	14.769770	13.536813	-8.35%	153,835
2017	13.136291	14.769770	12.43%	158,781
2016	12.474867	13.136291	5.30%	162,290
2015	12.781824	12.474867	-2.40%	165,299
2014	12.390488	12.781824	3.16%	198,808
2013	10.661747	12.390488	16.21%	195,019
2012	9.618214	10.661747	10.85%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.747234	16.576550	20.58%	7,751
2018	15.399939	13.747234	-10.73%	7,751
2017	13.221117	15.399939	16.48%	7,751
2016	12.455975	13.221117	6.14%	8,557
2015	12.819720	12.455975	-2.84%	8,557
2014	12.428198	12.819720	3.15%	8,557
2013	10.137244	12.428198	22.60%	0
2012	8.968194	10.137244	13.04%	0
42

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.958458	14.611769	12.76%	96,320
2018	13.793809	12.958458	-6.06%	99,756
2017	12.724189	13.793809	8.41%	102,519
2016	12.168029	12.724189	4.57%	99,465
2015	12.467336	12.168029	-2.40%	108,670
2014	12.142261	12.467336	2.68%	108,738
2013	11.064882	12.142261	9.74%	66,915
2012	10.192902	11.064882	8.55%	32,445
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.114127	15.662173	10.97%	1,019
2018	16.971059	14.114127	-16.83%	907
2017	14.018018	16.971059	21.07%	874
2016	14.052606	14.018018	-0.25%	960
2015	14.823482	14.052606	-5.20%	1,664
2014	16.359131	14.823482	-9.39%	1,570
2013	13.808265	16.359131	18.47%	1,815
2012	11.707206	13.808265	17.95%	763
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.538742	13.445308	7.23%	526
2018	12.799325	12.538742	-2.04%	1,578
2017	12.453505	12.799325	2.78%	1,587
2016	12.021743	12.453505	3.59%	1,576
2015	12.294516	12.021743	-2.22%	627
2014	11.905707	12.294516	3.27%	670
2013	12.331110	11.905707	-3.45%	0
2012	11.630010	12.331110	6.03%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.264405	14.340704	8.11%	0
2018	13.645255	13.264405	-2.79%	0
2017	13.329376	13.645255	2.37%	0
2016	13.075110	13.329376	1.94%	0
2015	13.322944	13.075110	-1.86%	0
2014	12.876674	13.322944	3.47%	0
2013	13.325910	12.876674	-3.37%	0
2012	12.611065	13.325910	5.67%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.474715	14.738784	18.15%	34,403
2018	14.080592	12.474715	-11.40%	34,403
2017	12.107350	14.080592	16.30%	0
2016	11.017925	12.107350	9.89%	0
2015	11.533027	11.017925	-4.47%	0
43

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.891145	13.785044	15.93%	0
2018	13.077221	11.891145	-9.07%	0
2017	11.644940	13.077221	12.30%	0
2016	10.852225	11.644940	7.30%	0
2015	11.197987	10.852225	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	30.700661	37.150606	21.01%	7,619
2018	37.796225	30.700661	-18.77%	8,832
2017	27.128868	37.796225	39.32%	8,563
2016	25.585677	27.128868	6.03%	7,395
2015	30.962029	25.585677	-17.36%	7,491
2014	33.293585	30.962029	-7.00%	6,165
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.810942	13.430442	4.84%	0
2018	12.993461	12.810942	-1.40%	0
2017	12.901864	12.993461	0.71%	0
2016	12.981661	12.901864	-0.61%	0
2015	13.173644	12.981661	-1.46%	0
2014	12.770434	13.173644	3.16%	0
2013	13.492384	12.770434	-5.35%	0
2012	13.271782	13.492384	1.66%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.546110	9.584982	0.41%	17,779
2018	9.544728	9.546110	0.01%	21,010
2017	9.634382	9.544728	-0.93%	20,282
2016	9.765119	9.634382	-1.34%	8,399
2015	9.898750	9.765119	-1.35%	52,886
2014	10.034210	9.898750	-1.35%	7,064
2013	10.171524	10.034210	-1.35%	19,031
2012	10.311101	10.171524	-1.35%	2,068
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.895053	10.434621	17.31%	1,892
2018	10.584203	8.895053	-15.96%	1,892
2017	8.442771	10.584203	25.36%	1,892
2016	8.504104	8.442771	-0.72%	2,373
2015	8.907378	8.504104	-4.53%	2,372
2014	9.094737	8.907378	-2.06%	2,362
2013	7.841921	9.094737	15.98%	174
2012	6.899010	7.841921	13.67%	0
44

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.832133	11.755872	19.57%	25,778
2018	11.607158	9.832133	-15.29%	22,470
2017	9.453544	11.607158	22.78%	20,384
2016	9.532700	9.453544	-0.83%	19,174
2015	9.799263	9.532700	-2.72%	19,369
2014	10.588556	9.799263	-7.45%	5,252
2013	8.869766	10.588556	19.38%	3,931
2012	7.606187	8.869766	16.61%	2,744
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	27.399648	33.444492	22.06%	4,257
2018	30.475250	27.399648	-10.09%	7,257
2017	26.083960	30.475250	16.84%	7,242
2016	24.153161	26.083960	7.99%	7,384
2015	24.730536	24.153161	-2.33%	7,332
2014	23.878538	24.730536	3.57%	9,456
2013	19.022168	23.878538	25.53%	9,584
2012	16.637218	19.022168	14.34%	5,475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	16.464739	18.734261	13.78%	64,063
2018	17.541989	16.464739	-6.14%	58,678
2017	16.000404	17.541989	9.63%	64,045
2016	15.257174	16.000404	4.87%	64,940
2015	15.492881	15.257174	-1.52%	69,586
2014	15.016353	15.492881	3.17%	71,158
2013	13.420290	15.016353	11.89%	47,848
2012	12.437013	13.420290	7.91%	34,579
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	19.288190	22.822056	18.32%	22,849
2018	20.906382	19.288190	-7.74%	24,941
2017	18.458269	20.906382	13.26%	24,662
2016	17.366154	18.458269	6.29%	24,392
2015	17.697939	17.366154	-1.87%	24,318
2014	17.051415	17.697939	3.79%	27,024
2013	14.464860	17.051415	17.88%	26,830
2012	13.063036	14.464860	10.73%	16,046
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.740241	15.927468	8.05%	73,884
2018	15.217493	14.740241	-3.14%	45,063
2017	14.595738	15.217493	4.26%	45,482
2016	14.189924	14.595738	2.86%	45,550
2015	14.346119	14.189924	-1.09%	45,351
2014	13.997881	14.346119	2.49%	44,138
2013	13.535441	13.997881	3.42%	39,696
2012	13.045914	13.535441	3.75%	679
45

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.228706	12.516959	11.47%	15,207
2018	12.061776	11.228706	-6.91%	15,288
2017	10.721986	12.061776	12.50%	15,359
2016	10.281473	10.721986	4.28%	6,382
2015	10.771292	10.281473	-4.55%	6,463
2014	10.656981	10.771292	1.07%	6,532
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.528100	13.106589	13.69%	20,298
2018	12.439885	11.528100	-7.33%	31,396
2017	10.780881	12.439885	15.39%	33,132
2016	10.217799	10.780881	5.51%	21,984
2015	10.784148	10.217799	-5.25%	22,398
2014	10.745433	10.784148	0.36%	21,959
2013*	10.000000	10.745433	7.45%	13,261
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	21.267588	24.703479	16.16%	65,864
2018	22.858620	21.267588	-6.96%	48,724
2017	20.518201	22.858620	11.41%	48,972
2016	19.411652	20.518201	5.70%	49,601
2015	19.743378	19.411652	-1.68%	74,246
2014	19.027708	19.743378	3.76%	99,333
2013	16.538178	19.027708	15.05%	21,668
2012	15.129256	16.538178	9.31%	12,472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	24.864547	29.883091	20.18%	73,923
2018	27.317453	24.864547	-8.98%	78,882
2017	23.732035	27.317453	15.11%	79,000
2016	22.175142	23.732035	7.02%	80,313
2015	22.643867	22.175142	-2.07%	81,478
2014	21.869660	22.643867	3.54%	83,492
2013	18.115146	21.869660	20.73%	13,921
2012	16.142395	18.115146	12.22%	13,253
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	18.014443	20.167374	11.95%	60,027
2018	18.970283	18.014443	-5.04%	62,429
2017	17.607317	18.970283	7.74%	64,898
2016	16.884676	17.607317	4.28%	67,382
2015	17.120976	16.884676	-1.38%	70,873
2014	16.569944	17.120976	3.33%	71,401
2013	15.201313	16.569944	9.00%	69,987
2012	14.263081	15.201313	6.58%	37,864
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.470047	4.70%	0
46

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.770794	7.71%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.963698	9.64%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.088233	0.88%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	18.036958	23.170432	28.46%	717
2018	18.919071	18.036958	-4.66%	12,783
2017	14.765440	18.919071	28.13%	13,647
2016	14.674907	14.765440	0.62%	13,692
2015	14.424305	14.674907	1.74%	13,672
2014	13.274541	14.424305	8.66%	580
2013	10.010976	13.274541	32.60%	0
2012	8.737966	10.010976	14.57%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.179129	13.120267	17.36%	27,731
2018	11.906932	11.179129	-6.11%	18,015
2017	10.267212	11.906932	15.97%	18,691
2016	9.587816	10.267212	7.09%	11,609
2015	9.942437	9.587816	-3.57%	10,601
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.545857	15.097200	20.34%	3,445
2018	13.054650	12.545857	-3.90%	3,445
2017	10.873586	13.054650	20.06%	3,445
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	28.720113	38.909703	35.48%	5,248
2018	29.570962	28.720113	-2.88%	5,294
2017	23.589221	29.570962	25.36%	5,354
2016	23.141831	23.589221	1.93%	5,402
2015	22.379286	23.141831	3.41%	3,023
2014	20.896330	22.379286	7.10%	3,073
2013	15.542499	20.896330	34.45%	655
2012	13.304699	15.542499	16.82%	0
47

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	24.019480	30.017705	24.97%	5,445
2018	26.897341	24.019480	-10.70%	5,442
2017	25.142854	26.897341	6.98%	5,445
2016	21.200786	25.142854	18.59%	5,336
2015	22.489885	21.200786	-5.73%	5,031
2014	20.184237	22.489885	11.42%	3,230
2013	15.538866	20.184237	29.90%	2,337
2012	13.763734	15.538866	12.90%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	39.445356	48.894559	23.96%	11,331
2018	45.125431	39.445356	-12.59%	11,390
2017	39.507271	45.125431	14.22%	7,310
2016	33.291755	39.507271	18.67%	6,229
2015	34.624827	33.291755	-3.85%	5,825
2014	32.076894	34.624827	7.94%	5,337
2013	24.439049	32.076894	31.25%	5,758
2012	21.089310	24.439049	15.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.973088	17.172310	14.69%	0
2018	18.362408	14.973088	-18.46%	3,698
2017	15.189926	18.362408	20.89%	3,947
2016	14.666621	15.189926	3.57%	3,947
2015	15.706984	14.666621	-6.62%	3,947
2014	17.627839	15.706984	-10.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.658444	18.089944	23.41%	7,566
2018	16.847068	14.658444	-12.99%	21,643
2017	14.932410	16.847068	12.82%	22,629
2016	13.043322	14.932410	14.48%	22,712
2015	13.692361	13.043322	-4.74%	23,283
2014	12.590098	13.692361	8.75%	8,070
2013	9.451663	12.590098	33.21%	4,322
2012	8.147953	9.451663	16.00%	1,710
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	18.587215	22.708791	22.17%	383
2018	21.697417	18.587215	-14.33%	10,061
2017	19.319834	21.697417	12.31%	10,713
2016	16.653512	19.319834	16.01%	10,568
2015	17.383024	16.653512	-4.20%	12,302
2014	15.058030	17.383024	15.44%	2,121
2013	11.250215	15.058030	33.85%	2,235
2012	9.802270	11.250215	14.77%	598
48

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	27.028600	36.096586	33.55%	3,445
2018	29.853466	27.028600	-9.46%	9,455
2017	24.277287	29.853466	22.97%	9,867
2016	22.773486	24.277287	6.60%	11,837
2015	22.963527	22.773486	-0.83%	11,831
2014	22.701579	22.963527	1.15%	3,856
2013	15.986134	22.701579	42.01%	0
2012	14.329288	15.986134	11.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	34.705405	40.636130	17.09%	396
2018	42.452377	34.705405	-18.25%	4,589
2017	39.568210	42.452377	7.29%	4,872
2016	31.929678	39.568210	23.92%	4,475
2015	34.538928	31.929678	-7.55%	4,475
2014	32.793069	34.538928	5.32%	0
2013	23.739961	32.793069	38.13%	0
2012	20.003825	23.739961	18.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	34.200387	42.292710	23.66%	0
2018	39.775851	34.200387	-14.02%	0
2017	35.617417	39.775851	11.68%	0
2016	29.461724	35.617417	20.89%	0
2015	30.441829	29.461724	-3.22%	0
2014	30.687821	30.441829	-0.80%	0
2013	22.132590	30.687821	38.65%	0
2012	19.471320	22.132590	13.67%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	17.464580	21.716310	24.34%	71
2018	18.810013	17.464580	-7.15%	69
2017	16.108569	18.810013	16.77%	75
2016	14.829315	16.108569	8.63%	81
2015	15.095404	14.829315	-1.76%	86
2014	13.846726	15.095404	9.02%	87
2013	10.130566	13.846726	36.68%	93
2012	9.219979	10.130566	9.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.774921	17.726150	28.68%	4,615
2018	14.554989	13.774921	-5.36%	19,377
2017	13.899722	14.554989	4.71%	19,558
2016	13.145928	13.899722	5.73%	18,823
2015	14.125389	13.145928	-6.93%	19,522
2014	11.133697	14.125389	26.87%	11,461
2013	10.989318	11.133697	1.31%	11,227
2012	9.638248	10.989318	14.02%	0
49

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.021196	20.679105	29.07%	76,277
2018	17.073737	16.021196	-6.16%	79,408
2017	14.276585	17.073737	19.59%	76,874
2016	12.990960	14.276585	9.90%	54,933
2015	13.045731	12.990960	-0.42%	51,911
2014	11.694886	13.045731	11.55%	53,999
2013*	10.000000	11.694886	16.95%	35,234
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.413012	10.692296	2.68%	4,243
2018	10.470408	10.413012	-0.55%	13,299
2017	10.448295	10.470408	0.21%	12,251
2016	10.333404	10.448295	1.11%	11,623
2015	10.510667	10.333404	-1.69%	12,693
2014	10.602135	10.510667	-0.86%	12,790
2013	10.735896	10.602135	-1.25%	8,887
2012	10.512764	10.735896	2.12%	560
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.285008	17.609580	23.27%	24,171
2018	16.334516	14.285008	-12.55%	24,106
2017	14.501024	16.334516	12.64%	13,309
2016	12.160852	14.501024	19.24%	12,748
2015	12.959975	12.160852	-6.17%	12,747
2014	12.565419	12.959975	3.14%	8,040
2013*	10.000000	12.565419	25.65%	9,162
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	17.146931	23.146780	34.99%	11,795
2018	18.700975	17.146931	-8.31%	21,605
2017	14.864916	18.700975	25.81%	22,735
2016	14.207446	14.864916	4.63%	25,448
2015	14.451836	14.207446	-1.69%	24,864
2014	14.124232	14.451836	2.32%	14,180
2013	10.329616	14.124232	36.74%	1,455
2012	9.133713	10.329616	13.09%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.732903	12.088820	12.63%	0
2018	11.625527	10.732903	-7.68%	0
2017	10.689491	11.625527	8.76%	0
2016	10.239887	10.689491	4.39%	0
2015	10.899869	10.239887	-6.05%	0
2014	10.759555	10.899869	1.30%	0
2013	10.149033	10.759555	6.02%	0
2012*	10.000000	10.149033	1.49%	0
50

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.222382	12.913131	15.07%	0
2018	12.513962	11.222382	-10.32%	0
2017	10.810675	12.513962	15.76%	0
2016	10.421352	10.810675	3.74%	0
2015	11.657274	10.421352	-10.60%	0
2014	11.713255	11.657274	-0.48%	0
2013	10.267804	11.713255	14.08%	0
2012*	10.000000	10.267804	2.68%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.280638	12.895818	14.32%	0
2018	12.378493	11.280638	-8.87%	0
2017	11.043689	12.378493	12.09%	0
2016	10.576247	11.043689	4.42%	0
2015	11.487465	10.576247	-7.93%	0
2014	11.360815	11.487465	1.11%	0
2013	10.285465	11.360815	10.46%	0
2012*	10.000000	10.285465	2.85%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.820625	11.928120	10.24%	10,820
2018	11.601456	10.820625	-6.73%	13,234
2017	10.372123	11.601456	11.85%	13,042
2016	9.311956	10.372123	11.39%	12,803
2015	10.394438	9.311956	-10.41%	16,636
2014	10.488976	10.394438	-0.90%	15,945
2013	10.620910	10.488976	-1.24%	13,357
2012*	10.000000	10.620910	6.21%	2,882
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.014099	11.326416	13.10%	0
2018	10.666607	10.014099	-6.12%	0
2017	9.848932	10.666607	8.30%	0
2016	8.818189	9.848932	11.69%	0
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.409397	12.033974	5.47%	10,968
2018	12.057562	11.409397	-5.38%	14,901
2017	11.037287	12.057562	9.24%	14,209
2016	10.872244	11.037287	1.52%	13,771
2015	11.872960	10.872244	-8.43%	14,050
2014	11.999326	11.872960	-1.05%	12,570
2013	13.018453	11.999326	-7.83%	12,804
2012	12.540903	13.018453	3.81%	0
51

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.270563	11.554667	2.52%	31,706
2018	11.398620	11.270563	-1.12%	30,947
2017	11.411284	11.398620	-0.11%	25,471
2016	11.418016	11.411284	-0.06%	19,764
2015	11.550147	11.418016	-1.14%	21,520
2014	11.621253	11.550147	-0.61%	21,922
2013	11.807707	11.621253	-1.58%	9,844
2012	11.318862	11.807707	4.32%	2,169
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.210339	10.344071	1.31%	0
2018	10.205195	10.210339	0.05%	0
2017	10.111376	10.205195	0.93%	0
2016*	10.000000	10.111376	1.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.890078	11.629073	6.79%	76,217
2018	11.110477	10.890078	-1.98%	75,272
2017	10.744528	11.110477	3.41%	68,164
2016	10.616869	10.744528	1.20%	65,468
2015	10.726161	10.616869	-1.02%	65,417
2014	10.437944	10.726161	2.76%	65,491
2013	10.802571	10.437944	-3.38%	38,417
2012	10.000665	10.802571	8.02%	24,928
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	17.346626	21.416750	23.46%	0
2018	21.740900	17.346626	-20.21%	0
2017	17.409902	21.740900	24.88%	0
2016	18.091348	17.409902	-3.77%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	34.818047	44.181847	26.89%	4,349
2018	34.997190	34.818047	-0.51%	5,457
2017	27.865529	34.997190	25.59%	4,704
2016	31.635835	27.865529	-11.92%	4,469
2015	28.513076	31.635835	10.95%	4,375
2014	22.025783	28.513076	29.45%	3,941
2013	14.833985	22.025783	48.48%	1,918
2012	11.478993	14.833985	29.23%	327
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.277001	5.806823	10.04%	28,536
2018	7.473944	5.277001	-29.39%	37,075
2017	7.728290	7.473944	-3.29%	32,554
2016	5.462367	7.728290	41.48%	28,911
2015	8.342503	5.462367	-34.52%	30,503
2014	10.485340	8.342503	-20.44%	18,646
2013	9.636684	10.485340	8.81%	15,398
2012*	10.000000	9.636684	-3.63%	1,546
52

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.790853	7.91%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.016884	36.964005	23.14%	2,066
2018	30.036811	30.016884	-0.07%	3,344
2017	24.191220	30.036811	24.16%	3,768
2016	22.758334	24.191220	6.30%	4,196
2015	23.754529	22.758334	-4.19%	4,198
2014	24.540435	23.754529	-3.20%	4,141
2013	16.558629	24.540435	48.20%	2,401
2012	15.560948	16.558629	6.41%	248
53

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.555973	13.097471	13.34%	0
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.640640	8.776239	14.86%	0
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	35.873489	42.303449	17.92%	0
2018	43.066058	35.873489	-16.70%	0
2017	38.800587	43.066058	10.99%	0
2016	31.612211	38.800587	22.74%	0
2015	34.083346	31.612211	-7.25%	0
2014	31.809470	34.083346	7.15%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.834632	13.746605	7.11%	0
2018	13.429702	12.834632	-4.43%	0
2017	13.170800	13.429702	1.97%	0
2016	12.828321	13.170800	2.67%	0
2015	13.373647	12.828321	-4.08%	0
2014	13.163643	13.373647	1.60%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	25.119687	31.868094	26.87%	0
2018	29.347712	25.119687	-14.41%	0
2017	26.768908	29.347712	9.63%	0
2016	22.178321	26.768908	20.70%	0
2015	22.912332	22.178321	-3.20%	0
2014	20.042136	22.912332	14.32%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	13.160347	15.271111	16.04%	0
2018	14.071240	13.160347	-6.47%	0
2017	12.461719	14.071240	12.92%	0
2016	11.811051	12.461719	5.51%	0
2015	12.139277	11.811051	-2.70%	0
2014	11.994071	12.139277	1.21%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.265802	11.596984	12.97%	0
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
54

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.759481	10.476434	7.35%	0
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.603125	14.545462	25.36%	0
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	15.189333	17.591165	15.81%	0
2018	16.712206	15.189333	-9.11%	7,137
2017	14.943288	16.712206	11.84%	7,423
2016	14.636371	14.943288	2.10%	7,389
2015	15.032422	14.636371	-2.63%	2,471
2014	14.994880	15.032422	0.25%	504
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.071807	13.051169	17.88%	0
2018	13.353207	11.071807	-17.09%	0
2017	11.801561	13.353207	13.15%	0
2016	10.415622	11.801561	13.31%	0
2015	10.863731	10.415622	-4.12%	0
2014*	10.000000	10.863731	8.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	39.551782	47.539816	20.20%	0
2018	44.185071	39.551782	-10.49%	0
2017	39.966989	44.185071	10.55%	0
2016	32.320437	39.966989	23.66%	0
2015	33.646506	32.320437	-3.94%	0
2014	32.544252	33.646506	3.39%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	29.569418	37.916697	28.23%	0
2018	31.602510	29.569418	-6.43%	0
2017	26.508097	31.602510	19.22%	0
2016	24.184602	26.508097	9.61%	0
2015	24.378637	24.184602	-0.80%	0
2014	21.915734	24.378637	11.24%	0
55

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	25.435300	33.913235	33.33%	0
2018	27.842045	25.435300	-8.64%	0
2017	22.287885	27.842045	24.92%	0
2016	21.053590	22.287885	5.86%	0
2015	22.003955	21.053590	-4.32%	0
2014	20.749127	22.003955	6.05%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.613886	11.017516	14.60%	0
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.500849	16.958724	25.61%	0
2018	16.529459	13.500849	-18.32%	0
2017	15.037823	16.529459	9.92%	0
2016	11.663635	15.037823	28.93%	0
2015	12.678662	11.663635	-8.01%	0
2014	12.205609	12.678662	3.88%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.366565	10.917234	5.31%	0
2018	10.550509	10.366565	-1.74%	0
2017	10.370040	10.550509	1.74%	0
2016	9.677776	10.370040	7.15%	0
2015	9.938750	9.677776	-2.63%	0
2014	10.047989	9.938750	-1.09%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.225458	10.451436	27.06%	0
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.803514	17.990740	13.84%	0
2018	16.785480	15.803514	-5.85%	0
2017	15.130089	16.785480	10.94%	0
2016	14.618643	15.130089	3.50%	0
2015	14.943153	14.618643	-2.17%	0
2014	14.579871	14.943153	2.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.670513	19.654724	17.90%	0
2018	18.048785	16.670513	-7.64%	0
2017	15.784115	18.048785	14.35%	0
2016	15.168034	15.784115	4.06%	0
2015	15.493642	15.168034	-2.10%	0
2014	15.061455	15.493642	2.87%	0
56

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.762426	21.681631	22.06%	0
2018	19.644413	17.762426	-9.58%	0
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.173204	13.638857	22.07%	0
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	0
2016*	10.000000	10.410800	4.11%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	33.604848	43.386955	29.11%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	12.198707	13.176093	8.01%	0
2018	16.488439	12.198707	-26.02%	0
2017	17.242820	16.488439	-4.38%	0
2016	13.131447	17.242820	31.31%	0
2015	16.848051	13.131447	-22.06%	0
2014	19.637967	16.848051	-14.21%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	24.637289	30.799092	25.01%	0
2018	27.391565	24.637289	-10.06%	0
2017	24.722339	27.391565	10.80%	0
2016	21.354259	24.722339	15.77%	0
2015	22.673548	21.354259	-5.82%	0
2014	21.251873	22.673548	6.69%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.507884	14.677268	27.54%	0
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	32.929446	43.389892	31.77%	0
2018	33.630433	32.929446	-2.08%	0
2017	25.362483	33.630433	32.60%	0
2016	25.645772	25.362483	-1.10%	0
2015	24.391915	25.645772	5.14%	0
2014	22.340738	24.391915	9.18%	0
57

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.820065	14.870278	7.60%	0
2018	14.164705	13.820065	-2.43%	0
2017	13.848848	14.164705	2.28%	0
2016	13.477057	13.848848	2.76%	0
2015	13.820605	13.477057	-2.49%	0
2014	13.305010	13.820605	3.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	38.421310	46.543602	21.14%	0
2018	45.841769	38.421310	-16.19%	0
2017	38.667425	45.841769	18.55%	0
2016	35.126163	38.667425	10.08%	0
2015	36.306858	35.126163	-3.25%	0
2014	34.815999	36.306858	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.874947	27.430587	25.40%	0
2018	26.187171	21.874947	-16.47%	0
2017	20.482786	26.187171	27.85%	0
2016	21.983658	20.482786	-6.83%	0
2015	21.639179	21.983658	1.59%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.259764	13.615386	20.92%	0
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.425654	14.647577	17.88%	0
2018	13.984680	12.425654	-11.15%	0
2017	12.697613	13.984680	10.14%	1,266
2016	11.406598	12.697613	11.32%	1,261
2015	12.366353	11.406598	-7.76%	1,282
2014	12.225632	12.366353	1.15%	1,218
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.491413	17.682518	14.14%	0
2018	16.461281	15.491413	-5.89%	0
2017	15.260483	16.461281	7.87%	0
2016	13.607542	15.260483	12.15%	0
2015	14.885982	13.607542	-8.59%	0
2014	14.467906	14.885982	2.89%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	34.671297	43.083753	24.26%	0
2018	40.467260	34.671297	-14.32%	0
2017	37.183505	40.467260	8.83%	0
2016	29.039191	37.183505	28.05%	0
2015	31.881551	29.039191	-8.92%	0
2014	32.232450	31.881551	-1.09%	0
58

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.332292	9.363064	0.33%	0
2018	9.309334	9.332292	0.25%	0
2017	9.286254	9.309334	0.25%	0
2016	9.172095	9.286254	1.24%	0
2015	9.745520	9.172095	-5.88%	0
2014	9.730649	9.745520	0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.585598	12.754547	10.09%	0
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.383474	10.042786	7.03%	0
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.495864	9.807373	3.28%	0
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.209515	16.244303	22.97%	0
2018	15.195005	13.209515	-13.07%	0
2017	13.474707	15.195005	12.77%	0
2016	12.106593	13.474707	11.30%	0
2015	12.860223	12.106593	-5.86%	0
2014	12.552587	12.860223	2.45%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	33.522965	43.340292	29.29%	0
2018	39.360444	33.522965	-14.83%	0
2017	29.356440	39.360444	34.08%	0
2016	29.894560	29.356440	-1.80%	0
2015	29.319400	29.894560	1.96%	0
2014	29.210737	29.319400	0.37%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.603793	10.827097	25.84%	0
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	0
59

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	26.571899	34.427665	29.56%	0
2018	29.400988	26.571899	-9.62%	0
2017	25.629171	29.400988	14.72%	0
2016	23.412674	25.629171	9.47%	0
2015	23.088145	23.412674	1.41%	0
2014	21.263917	23.088145	8.58%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	36.870814	45.739139	24.05%	0
2018	41.909802	36.870814	-12.02%	0
2017	37.407343	41.909802	12.04%	0
2016	32.321260	37.407343	15.74%	0
2015	34.996153	32.321260	-7.64%	0
2014	31.869053	34.996153	9.81%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.495907	17.361594	19.77%	0
2018	15.588357	14.495907	-7.01%	0
2017	13.400445	15.588357	16.33%	0
2016	13.983784	13.400445	-4.17%	0
2015	15.513267	13.983784	-9.86%	0
2014	16.650245	15.513267	-6.83%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.472334	13.639521	9.36%	0
2018	12.956764	12.472334	-3.74%	0
2017	12.348801	12.956764	4.92%	0
2016	10.806205	12.348801	14.28%	0
2015	11.751983	10.806205	-8.05%	0
2014	11.725794	11.751983	0.22%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	16.155399	21.917253	35.67%	0
2018	16.437569	16.155399	-1.72%	0
2017	13.170218	16.437569	24.81%	0
2016	12.618843	13.170218	4.37%	0
2015	13.617682	12.618843	-7.33%	0
2014	12.836009	13.617682	6.09%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.685984	10.409984	7.47%	0
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	0
60

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	41.049333	55.250091	34.59%	0
2018	41.036602	41.049333	0.03%	0
2017	32.095490	41.036602	27.86%	0
2016	32.010671	32.095490	0.26%	0
2015	29.076710	32.010671	10.09%	0
2014	27.256491	29.076710	6.68%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	23.194144	33.035572	42.43%	0
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	25.588668	31.887636	24.62%	0
2018	30.661694	25.588668	-16.55%	0
2017	23.832821	30.661694	28.65%	0
2016	25.973819	23.832821	-8.24%	0
2015	28.959507	25.973819	-10.31%	0
2014	33.499463	28.959507	-13.55%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.946559	-0.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.661421	10.063943	16.19%	0
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.894051	10.549151	6.62%	0
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.946496	22.156775	38.94%	0
2018	16.498920	15.946496	-3.35%	0
2017	13.278389	16.498920	24.25%	0
2016	12.408729	13.278389	7.01%	0
2015	12.893589	12.408729	-3.76%	0
2014	14.172082	12.893589	-9.02%	0
61

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	30.272503	38.557866	27.37%	0
2018	34.339861	30.272503	-11.84%	0
2017	29.752621	34.339861	15.42%	0
2016	26.587673	29.752621	11.90%	0
2015	27.288613	26.587673	-2.57%	0
2014	25.177682	27.288613	8.38%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.832229	8.32%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.441611	21.554354	23.58%	0
2018	19.646427	17.441611	-11.22%	1,524
2017	15.750743	19.646427	24.73%	1,495
2016	15.421840	15.750743	2.13%	1,619
2015	14.748434	15.421840	4.57%	468
2014	14.827911	14.748434	-0.54%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.304199	11.700741	25.76%	0
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.427837	21.254228	21.96%	0
2018	19.093066	17.427837	-8.72%	0
2017	16.518590	19.093066	15.59%	0
2016	15.130026	16.518590	9.18%	0
2015	16.571602	15.130026	-8.70%	0
2014	17.204761	16.571602	-3.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	16.131510	19.162594	18.79%	0
2018	17.263241	16.131510	-6.56%	6,646
2017	15.158080	17.263241	13.89%	8,215
2016	14.139190	15.158080	7.21%	8,348
2015	14.236307	14.139190	-0.68%	3,595
2014	13.787099	14.236307	3.26%	1,601
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	11.177511	11.980625	7.19%	0
2018	11.489405	11.177511	-2.71%	7,799
2017	11.318136	11.489405	1.51%	7,437
2016	11.210365	11.318136	0.96%	6,711
2015	11.424829	11.210365	-1.88%	1,920
2014	11.065597	11.424829	3.25%	0
62

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.839021	23.646581	32.56%	0
2018	20.027113	17.839021	-10.93%	0
2017	15.547460	20.027113	28.81%	0
2016	15.778035	15.547460	-1.46%	0
2015	15.057525	15.778035	4.79%	0
2014	15.034179	15.057525	0.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.853052	25.439013	28.14%	0
2018	20.321420	19.853052	-2.30%	0
2017	16.167261	20.321420	25.69%	0
2016	15.071677	16.167261	7.27%	0
2015	14.399082	15.071677	4.67%	0
2014	13.547789	14.399082	6.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.439629	20.318331	23.59%	0
2018	17.090445	16.439629	-3.81%	6,308
2017	14.251395	17.090445	19.92%	6,838
2016	13.043631	14.251395	9.26%	7,275
2015	13.119893	13.043631	-0.58%	2,206
2014	12.102238	13.119893	8.41%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	15.392164	16.526180	7.37%	0
2018	16.027675	15.392164	-3.97%	0
2017	15.325481	16.027675	4.58%	0
2016	14.341779	15.325481	6.86%	0
2015	15.016419	14.341779	-4.49%	0
2014	14.697545	15.016419	2.17%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	27.441603	34.277438	24.91%	0
2018	30.154151	27.441603	-9.00%	0
2017	26.050628	30.154151	15.75%	0
2016	22.527552	26.050628	15.64%	0
2015	24.501990	22.527552	-8.06%	0
2014	22.871470	24.501990	7.13%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.836933	11.120522	13.05%	0
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
2015*	10.000000	9.263430	-7.37%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.070756	10.556898	4.83%	0
2018*	10.000000	10.070756	0.71%	0
63

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	21.350492	24.093528	12.85%	0
2018	22.381909	21.350492	-4.61%	0
2017	21.316028	22.381909	5.00%	0
2016	18.985039	21.316028	12.28%	0
2015	19.820365	18.985039	-4.21%	0
2014	19.651702	19.820365	0.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.989232	20.142146	25.97%	0
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	10.039993	13.116875	30.65%	0
2018	12.251799	10.039993	-18.05%	0
2017	9.922807	12.251799	23.47%	0
2016	10.344520	9.922807	-4.08%	0
2015	10.587382	10.344520	-2.29%	0
2014	10.912556	10.587382	-2.98%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	27.299464	34.641275	26.89%	0
2018	27.837277	27.299464	-1.93%	0
2017	23.537668	27.837277	18.27%	0
2016	21.529231	23.537668	9.33%	0
2015	21.746498	21.529231	-1.00%	0
2014	19.774667	21.746498	9.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.357885	16.285289	21.92%	0
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.790380	14.614590	14.26%	0
2018	13.870830	12.790380	-7.79%	8,513
2017	12.586067	13.870830	10.21%	8,337
2016	12.059987	12.586067	4.36%	8,168
2015	12.393614	12.059987	-2.69%	2,370
2014	12.082298	12.393614	2.58%	0
64

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.309223	15.739031	18.26%	0
2018	14.736256	13.309223	-9.68%	0
2017	12.937855	14.736256	13.90%	0
2016	12.256900	12.937855	5.56%	0
2015	12.630362	12.256900	-2.96%	0
2014	12.266075	12.630362	2.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.759587	12.799675	8.84%	0
2018	12.277824	11.759587	-4.22%	0
2017	11.736944	12.277824	4.61%	0
2016	11.407105	11.736944	2.89%	0
2015	11.684228	11.407105	-2.37%	0
2014	11.496666	11.684228	1.63%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.956475	12.268436	11.97%	0
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.243936	12.763112	13.51%	0
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	13.104112	15.226353	16.20%	0
2018	14.341530	13.104112	-8.63%	0
2017	12.794196	14.341530	12.09%	0
2016	12.186954	12.794196	4.98%	0
2015	12.524925	12.186954	-2.70%	0
2014	12.178483	12.524925	2.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.307786	15.997883	20.21%	0
2018	14.953421	13.307786	-11.01%	0
2017	12.876795	14.953421	16.13%	0
2016	12.168475	12.876795	5.82%	0
2015	12.562036	12.168475	-3.13%	0
2014	12.215547	12.562036	2.84%	0
65

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.544254	14.101717	12.42%	0
2018	13.393879	12.544254	-6.34%	0
2017	12.392838	13.393879	8.08%	0
2016	11.887203	12.392838	4.25%	0
2015	12.216771	11.887203	-2.70%	0
2014	11.934538	12.216771	2.36%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.704553	15.161423	10.63%	0
2018	16.529178	13.704553	-17.09%	0
2017	13.694518	16.529178	20.70%	0
2016	13.770088	13.694518	-0.55%	0
2015	14.569816	13.770088	-5.49%	0
2014	16.128251	14.569816	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	12.138008	12.976027	6.90%	0
2018	12.428266	12.138008	-2.34%	0
2017	12.129254	12.428266	2.47%	0
2016	11.744339	12.129254	3.28%	0
2015	12.047456	11.744339	-2.52%	0
2014	11.702042	12.047456	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.840435	13.840127	7.79%	0
2018	13.249628	12.840435	-3.09%	0
2017	12.982269	13.249628	2.06%	0
2016	12.773369	12.982269	1.64%	0
2015	13.055192	12.773369	-2.16%	0
2014	12.656385	13.055192	3.15%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.261195	14.442460	17.79%	0
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.687629	13.507933	15.57%	0
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0
66

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	29.251414	35.289258	20.64%	0
2018	36.122641	29.251414	-19.02%	0
2017	26.006358	36.122641	38.90%	0
2016	24.601602	26.006358	5.71%	0
2015	29.862097	24.601602	-17.62%	0
2014	32.208857	29.862097	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	12.206255	12.757607	4.52%	0
2018	12.418127	12.206255	-1.71%	0
2017	12.368097	12.418127	0.40%	0
2016	12.482446	12.368097	-0.92%	0
2015	12.705689	12.482446	-1.76%	0
2014	12.354370	12.705689	2.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	9.094430	9.103709	0.10%	0
2018	9.121003	9.094430	-0.29%	0
2017	9.234687	9.121003	-1.23%	0
2016	9.388472	9.234687	-1.64%	0
2015	9.545978	9.388472	-1.65%	0
2014	9.706126	9.545978	-1.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.610692	10.070337	16.95%	0
2018	10.277293	8.610692	-16.22%	0
2017	8.222863	10.277293	24.98%	0
2016	8.307785	8.222863	-1.02%	0
2015	8.728301	8.307785	-4.82%	0
2014	8.939087	8.728301	-2.36%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.459854	11.276370	19.20%	0
2018	11.201954	9.459854	-15.55%	0
2017	9.151249	11.201954	22.41%	0
2016	9.255949	9.151249	-1.13%	0
2015	9.543806	9.255949	-3.02%	0
2014	10.344002	9.543806	-7.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	26.106345	31.768985	21.69%	0
2018	29.125902	26.106345	-10.37%	0
2017	25.004822	29.125902	16.48%	0
2016	23.224311	25.004822	7.67%	0
2015	23.852035	23.224311	-2.63%	0
2014	23.100556	23.852035	3.25%	0
67

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.987067	18.135447	13.44%	0
2018	17.085329	15.987067	-6.43%	0
2017	15.631263	17.085329	9.30%	2,038
2016	14.950504	15.631263	4.55%	2,001
2015	15.227773	14.950504	-1.82%	1,986
2014	14.804424	15.227773	2.86%	2,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.728646	22.092620	17.96%	0
2018	20.362201	18.728646	-8.02%	0
2017	18.032452	20.362201	12.92%	0
2016	17.017118	18.032452	5.97%	0
2015	17.395140	17.017118	-2.17%	0
2014	16.810804	17.395140	3.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	14.044462	15.129501	7.73%	0
2018	14.543673	14.044462	-3.43%	0
2017	13.991871	14.543673	3.94%	0
2016	13.644204	13.991871	2.55%	0
2015	13.836473	13.644204	-1.39%	0
2014	13.541776	13.836473	2.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.036565	12.265374	11.13%	0
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.330796	12.843101	13.35%	0
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	20.263831	23.465989	15.80%	0
2018	21.846601	20.263831	-7.24%	0
2017	19.669423	21.846601	11.07%	0
2016	18.665241	19.669423	5.38%	0
2015	19.042127	18.665241	-1.98%	0
2014	18.407859	19.042127	3.45%	0
68

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	23.691041	28.386166	19.82%	0
2018	26.108061	23.691041	-9.26%	0
2017	22.750329	26.108061	14.76%	0
2016	21.322478	22.750329	6.70%	0
2015	21.839610	21.322478	-2.37%	0
2014	21.157248	21.839610	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.164136	19.157026	11.61%	0
2018	18.130322	17.164136	-5.33%	0
2017	16.878866	18.130322	7.41%	0
2016	16.235366	16.878866	3.96%	0
2015	16.512796	16.235366	-1.68%	0
2014	16.030088	16.512796	3.01%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.448759	4.49%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.748882	7.49%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.956574	9.57%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.081668	0.82%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.460371	22.361547	28.07%	0
2018	18.370489	17.460371	-4.95%	0
2017	14.380861	18.370489	27.74%	0
2016	14.336160	14.380861	0.31%	0
2015	14.134326	14.336160	1.43%	0
2014	13.047356	14.134326	8.33%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.028120	12.903690	17.01%	0
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.376380	14.847975	19.97%	0
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
69

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.887056	37.666250	35.07%	0
2018	28.801336	27.887056	-3.17%	0
2017	23.045089	28.801336	24.98%	0
2016	22.676774	23.045089	1.62%	0
2015	21.996440	22.676774	3.09%	0
2014	20.601502	21.996440	6.77%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	23.322735	29.058373	24.59%	0
2018	26.197263	23.322735	-10.97%	0
2017	24.562893	26.197263	6.65%	0
2016	20.774734	24.562893	18.23%	0
2015	22.105173	20.774734	-6.02%	0
2014	19.899468	22.105173	11.08%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	37.583496	46.445050	23.58%	0
2018	43.127455	37.583496	-12.85%	0
2017	37.872839	43.127455	13.87%	0
2016	32.011469	37.872839	18.31%	0
2015	33.394841	32.011469	-4.14%	0
2014	31.031799	33.394841	7.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	14.275195	16.322139	14.34%	0
2018	17.560296	14.275195	-18.71%	0
2017	14.570542	17.560296	20.52%	0
2016	14.111383	14.570542	3.25%	0
2015	15.158501	14.111383	-6.91%	0
2014	17.064210	15.158501	-11.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	14.189783	17.458328	23.03%	0
2018	16.358487	14.189783	-13.26%	0
2017	14.543434	16.358487	12.48%	0
2016	12.742183	14.543434	14.14%	0
2015	13.417060	12.742183	-5.03%	0
2014	12.374602	13.417060	8.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.993015	21.916001	21.80%	0
2018	21.068266	17.993015	-14.60%	0
2017	18.816657	21.068266	11.97%	0
2016	16.269097	18.816657	15.66%	0
2015	17.033591	16.269097	-4.49%	0
2014	14.800321	17.033591	15.09%	0
70

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	25.752750	34.288127	33.14%	0
2018	28.531605	25.752750	-9.74%	0
2017	23.272870	28.531605	22.60%	0
2016	21.897684	23.272870	6.28%	0
2015	22.147784	21.897684	-1.13%	0
2014	21.961929	22.147784	0.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	33.067221	38.600278	16.73%	0
2018	40.572715	33.067221	-18.50%	0
2017	37.931250	40.572715	6.96%	0
2016	30.701789	37.931250	23.55%	0
2015	33.312036	30.701789	-7.84%	0
2014	31.724661	33.312036	5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	32.586063	40.173890	23.29%	0
2018	38.014717	32.586063	-14.28%	0
2017	34.143917	38.014717	11.34%	0
2016	28.328748	34.143917	20.53%	0
2015	29.360475	28.328748	-3.51%	0
2014	29.688039	29.360475	-1.10%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.906180	20.958061	23.97%	0
2018	18.264476	16.906180	-7.44%	0
2017	15.688931	18.264476	16.42%	0
2016	14.486934	15.688931	8.30%	0
2015	14.791884	14.486934	-2.06%	0
2014	13.609689	14.791884	8.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.334451	17.107187	28.29%	0
2018	14.132825	13.334451	-5.65%	0
2017	13.537596	14.132825	4.40%	0
2016	12.842357	13.537596	5.41%	0
2015	13.841305	12.842357	-7.22%	0
2014	10.943023	13.841305	26.49%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.747039	20.263455	28.68%	0
2018	16.833064	15.747039	-6.45%	0
2017	14.118129	16.833064	19.23%	0
2016	12.885837	14.118129	9.56%	0
2015	12.979641	12.885837	-0.72%	0
2014	11.671121	12.979641	11.21%	0
71

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.080203	10.319089	2.37%	0
2018	10.166849	10.080203	-0.85%	0
2017	10.176246	10.166849	-0.09%	0
2016	10.094967	10.176246	0.81%	0
2015	10.299452	10.094967	-1.99%	0
2014	10.420778	10.299452	-1.16%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.040535	17.255591	22.90%	0
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.598711	22.338609	34.58%	0
2018	18.158652	16.598711	-8.59%	0
2017	14.477710	18.158652	25.42%	0
2016	13.879452	14.477710	4.31%	0
2015	14.161282	13.879452	-1.99%	0
2014	13.882497	14.161282	2.01%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.533352	11.827986	12.29%	0
2018	11.444391	10.533352	-7.96%	0
2017	10.554933	11.444391	8.43%	0
2016	10.141738	10.554933	4.07%	0
2015	10.828346	10.141738	-6.34%	0
2014	10.721577	10.828346	1.00%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.013763	12.634559	14.72%	0
2018	12.319019	11.013763	-10.60%	0
2017	10.674617	12.319019	15.40%	0
2016	10.321494	10.674617	3.42%	0
2015	11.580816	10.321494	-10.87%	0
2014	11.671931	11.580816	-0.78%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	11.070922	12.617585	13.97%	0
2018	12.185655	11.070922	-9.15%	0
2017	10.904697	12.185655	11.75%	0
2016	10.474882	10.904697	4.10%	0
2015	11.412092	10.474882	-8.21%	0
2014	11.320708	11.412092	0.81%	0
72

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.603120	11.652826	9.90%	0
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.842622	11.098612	12.76%	0
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.078319	11.649234	5.15%	0
2018	11.743583	11.078319	-5.66%	0
2017	10.782586	11.743583	8.91%	0
2016	10.653665	10.782586	1.21%	0
2015	11.669747	10.653665	-8.71%	0
2014	11.829924	11.669747	-1.35%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.943509	11.185251	2.21%	0
2018	11.101800	10.943509	-1.43%	0
2017	11.147944	11.101800	-0.41%	0
2016	11.188458	11.147944	-0.36%	0
2015	11.352455	11.188458	-1.44%	0
2014	11.457181	11.352455	-0.91%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.127575	10.229030	1.00%	0
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	0
2016*	10.000000	10.090776	0.91%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.638761	11.326152	6.46%	0
2018	10.887371	10.638761	-2.28%	0
2017	10.560804	10.887371	3.09%	0
2016	10.467077	10.560804	0.90%	0
2015	10.607078	10.467077	-1.32%	0
2014	10.353544	10.607078	2.45%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.538144	20.356498	23.09%	0
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
73

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.911659	42.900842	26.51%	0
2018	34.190769	33.911659	-0.82%	0
2017	27.306204	34.190769	25.21%	0
2016	31.095173	27.306204	-12.19%	0
2015	28.111261	31.095173	10.61%	0
2014	21.781571	28.111261	29.06%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.170813	5.672673	9.71%	0
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.768910	7.69%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	28.752697	35.299549	22.77%	0
2018	28.860100	28.752697	-0.37%	0
2017	23.314175	28.860100	23.79%	0
2016	21.999965	23.314175	5.97%	0
2015	23.033032	21.999965	-4.49%	0
2014	23.867690	23.033032	-3.50%	0
74

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	11.400187	12.894632	13.11%	0
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.630238	8.746479	14.63%	0
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	34.732603	40.874802	17.68%	0
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	12.423356	13.279058	6.89%	0
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	0
2015	13.050939	12.493311	-4.27%	0
2014	12.872186	13.050939	1.39%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2019	24.430609	30.930890	26.61%	0
2018	28.601171	24.430609	-14.58%	0
2017	26.140946	28.601171	9.41%	0
2016	21.702037	26.140946	20.45%	0
2015	22.465985	21.702037	-3.40%	0
2014	19.691725	22.465985	14.09%	0
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 - Q/NQ
2019	12.996344	15.050153	15.80%	0
2018	13.924374	12.996344	-6.66%	0
2017	12.356692	13.924374	12.69%	0
2016	11.735307	12.356692	5.30%	0
2015	12.086018	11.735307	-2.90%	0
2014	11.965780	12.086018	1.00%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.189411	11.487279	12.74%	0
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
75

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	9.686901	10.377379	7.13%	0
2018	9.942216	9.686901	-2.57%	0
2017	9.814423	9.942216	1.30%	0
2016	9.758916	9.814423	0.57%	0
2015*	10.000000	9.758916	-2.41%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.516814	14.407902	25.10%	0
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	14.893306	17.213255	15.58%	0
2018	16.420092	14.893306	-9.30%	0
2017	14.711924	16.420092	11.61%	0
2016	14.439042	14.711924	1.89%	0
2015	14.859989	14.439042	-2.83%	0
2014	14.853093	14.859989	0.05%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	10.967071	12.901420	17.64%	0
2018	13.254024	10.967071	-17.25%	0
2017	11.737699	13.254024	12.92%	0
2016	10.380307	11.737699	13.08%	0
2015	10.848962	10.380307	-4.32%	0
2014*	10.000000	10.848962	8.49%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	38.294076	45.934517	19.95%	0
2018	42.867748	38.294076	-10.67%	0
2017	38.854190	42.867748	10.33%	0
2016	31.484344	38.854190	23.41%	0
2015	32.842926	31.484344	-4.14%	0
2014	31.831718	32.842926	3.18%	0
BNY Mellon Stock Index Fund, Inc.: Service Shares - Q/NQ
2019	28.629213	36.636450	27.97%	0
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
76

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2019	24.626540	32.768158	33.06%	0
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	0
2015	21.478467	20.508999	-4.51%	0
2014	20.294866	21.478467	5.83%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.581305	10.957873	14.37%	0
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	13.345931	16.730056	25.36%	0
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.247554	10.769960	5.10%	0
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.214245	10.415966	26.80%	0
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2019	15.369991	17.461650	13.61%	0
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2019	16.213216	19.076708	17.66%	0
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
77

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2019	17.275149	21.043978	21.82%	0
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.112802	13.537549	21.82%	0
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019	32.536258	41.921906	28.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	11.863848	12.788366	7.79%	0
2018	16.068729	11.863848	-26.17%	0
2017	16.838069	16.068729	-4.57%	0
2016	12.849277	16.838069	31.04%	0
2015	16.519684	12.849277	-22.22%	0
2014	19.294532	16.519684	-14.38%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2019	23.853768	29.758983	24.76%	0
2018	26.574823	23.853768	-10.24%	0
2017	24.033906	26.574823	10.57%	0
2016	20.801784	24.033906	15.54%	0
2015	22.131963	20.801784	-6.01%	0
2014	20.786507	22.131963	6.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.445644	14.568212	27.28%	0
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2019	31.882183	41.924548	31.50%	0
2018	32.627632	31.882183	-2.28%	0
2017	24.656166	32.627632	32.33%	0
2016	24.982242	24.656166	-1.31%	0
2015	23.809250	24.982242	4.93%	0
2014	21.851505	23.809250	8.96%	0
78

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2019	13.380594	14.368136	7.38%	0
2018	13.742374	13.380594	-2.63%	0
2017	13.463234	13.742374	2.07%	0
2016	13.128412	13.463234	2.55%	0
2015	13.490516	13.128412	-2.68%	0
2014	13.013706	13.490516	3.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2019	37.199566	44.971957	20.89%	0
2018	44.475111	37.199566	-16.36%	0
2017	37.590820	44.475111	18.31%	0
2016	34.217541	37.590820	9.86%	0
2015	35.439781	34.217541	-3.45%	0
2014	34.053791	35.439781	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2019	21.179267	26.504231	25.14%	0
2018	25.406355	21.179267	-16.64%	0
2017	19.912388	25.406355	27.59%	0
2016	21.414890	19.912388	-7.02%	0
2015	21.122287	21.414890	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	11.130620	13.431859	20.67%	0
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	12.158733	14.303784	17.64%	0
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	15.097069	17.197363	13.91%	0
2018	16.075119	15.097069	-6.08%	0
2017	14.932768	16.075119	7.65%	0
2016	13.342350	14.932768	11.92%	0
2015	14.625625	13.342350	-8.77%	0
2014	14.243831	14.625625	2.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	33.568690	41.628804	24.01%	0
2018	39.260695	33.568690	-14.50%	0
2017	36.148135	39.260695	8.61%	0
2016	28.287927	36.148135	27.79%	0
2015	31.120067	28.287927	-9.10%	0
2014	31.526727	31.120067	-1.29%	0
79

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.225201	9.236796	0.13%	0
2018	9.221366	9.225201	0.04%	0
2017	9.217198	9.221366	0.05%	0
2016	9.122386	9.217198	1.04%	0
2015	9.712457	9.122386	-6.08%	0
2014	9.717412	9.712457	-0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	11.429456	12.557069	9.87%	0
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.370703	10.008739	6.81%	0
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.386933	9.675156	3.07%	0
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.031468	15.992767	22.72%	0
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
Invesco Oppenheimer V.I. Global Fund: Series II - Q/NQ
2019	32.456880	41.876703	29.02%	0
2018	38.186898	32.456880	-15.01%	0
2017	28.538983	38.186898	33.81%	0
2016	29.121185	28.538983	-2.00%	0
2015	28.619119	29.121185	1.75%	0
2014	28.571159	28.619119	0.17%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.522400	10.702863	25.59%	0
2018	10.794560	8.522400	-21.05%	0
2017	8.697364	10.794560	24.11%	0
2016	9.108170	8.697364	-4.51%	0
2015	9.000321	9.108170	1.20%	0
2014*	10.000000	9.000321	-10.00%	0
80

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series II - Q/NQ
2019	25.726942	33.265147	29.30%	0
2018	28.524427	25.726942	-9.81%	0
2017	24.915556	28.524427	14.48%	0
2016	22.807016	24.915556	9.25%	0
2015	22.536709	22.807016	1.20%	0
2014	20.798334	22.536709	8.36%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II - Q/NQ
2019	35.698314	44.194599	23.80%	0
2018	40.660265	35.698314	-12.20%	0
2017	36.365766	40.660265	11.81%	0
2016	31.485132	36.365766	15.50%	0
2015	34.160326	31.485132	-7.83%	0
2014	31.171298	34.160326	9.59%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	14.213460	16.988706	19.53%	0
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	0
2014	16.492857	15.335356	-7.02%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	12.304246	13.428346	9.14%	0
2018	12.808340	12.304246	-3.94%	0
2017	12.232137	12.808340	4.71%	0
2016	10.725849	12.232137	14.04%	0
2015	11.688376	10.725849	-8.23%	0
2014	11.686094	11.688376	0.02%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	15.937623	21.577858	35.39%	0
2018	16.249240	15.937623	-1.92%	0
2017	13.045758	16.249240	24.56%	0
2016	12.525006	13.045758	4.16%	0
2015	13.543971	12.525006	-7.52%	0
2014	12.792552	13.543971	5.87%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.613908	10.311503	7.26%	0
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
81

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	39.744103	53.384574	34.32%	0
2018	39.813229	39.744103	-0.17%	0
2017	31.201879	39.813229	27.60%	0
2016	31.182661	31.201879	0.06%	0
2015	28.382291	31.182661	9.87%	0
2014	26.659761	28.382291	6.46%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	22.881168	32.523572	42.14%	0
2018	23.104895	22.881168	-0.97%	0
2017	16.243323	23.104895	42.24%	0
2016	14.535235	16.243323	11.75%	0
2015	14.151760	14.535235	2.71%	0
2014	13.185918	14.151760	7.32%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	24.774791	30.810648	24.36%	0
2018	29.747361	24.774791	-16.72%	0
2017	23.169063	29.747361	28.39%	0
2016	25.301766	23.169063	-8.43%	0
2015	28.267752	25.301766	-10.49%	0
2014	32.765980	28.267752	-13.73%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 - Q/NQ
2019*	10.000000	9.942230	-0.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	8.562009	9.928199	15.96%	0
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.840558	10.470792	6.40%	0
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	15.731553	21.813704	38.66%	0
2018	16.309904	15.731553	-3.55%	0
2017	13.152922	16.309904	24.00%	0
2016	12.316446	13.152922	6.79%	0
2015	12.823797	12.316446	-3.96%	0
2014	14.124104	12.823797	-9.21%	0
82

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	29.309829	37.255815	27.11%	0
2018	33.316037	29.309829	-12.02%	0
2017	28.924180	33.316037	15.18%	0
2016	25.899872	28.924180	11.68%	0
2015	26.636851	25.899872	-2.77%	0
2014	24.626427	26.636851	8.16%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.817494	8.17%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	17.136775	21.134595	23.33%	0
2018	19.342636	17.136775	-11.40%	0
2017	15.538673	19.342636	24.48%	0
2016	15.245104	15.538673	1.93%	0
2015	14.609121	15.245104	4.35%	0
2014	14.717782	14.609121	-0.74%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.234964	11.590066	25.50%	0
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	17.140572	20.861372	21.71%	0
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	15.720851	18.636808	18.55%	0
2018	16.858262	15.720851	-6.75%	0
2017	14.832538	16.858262	13.66%	0
2016	13.863636	14.832538	6.99%	0
2015	13.987301	13.863636	-0.88%	0
2014	13.573557	13.987301	3.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	10.892983	11.651925	6.97%	0
2018	11.219869	10.892983	-2.91%	0
2017	11.075063	11.219869	1.31%	0
2016	10.991903	11.075063	0.76%	0
2015	11.225029	10.991903	-2.08%	0
2014	10.894232	11.225029	3.04%	0
83

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	17.384889	22.997756	32.29%	0
2018	19.557310	17.384889	-11.11%	0
2017	15.213557	19.557310	28.55%	0
2016	15.470543	15.213557	-1.66%	0
2015	14.794166	15.470543	4.57%	0
2014	14.801329	14.794166	-0.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	19.347599	24.740935	27.88%	0
2018	19.844631	19.347599	-2.50%	0
2017	15.819977	19.844631	25.44%	0
2016	14.777877	15.819977	7.05%	0
2015	14.147165	14.777877	4.46%	0
2014	13.337885	14.147165	6.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	16.053730	19.801053	23.34%	0
2018	16.723477	16.053730	-4.00%	0
2017	13.973703	16.723477	19.68%	0
2016	12.815446	13.973703	9.04%	0
2015	12.916650	12.815446	-0.78%	0
2014	11.939049	12.916650	8.19%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	14.902751	15.968183	7.15%	0
2018	15.549865	14.902751	-4.16%	0
2017	14.898826	15.549865	4.37%	0
2016	13.970826	14.898826	6.64%	0
2015	14.657831	13.970826	-4.69%	0
2014	14.375806	14.657831	1.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2019	26.568896	33.119879	24.66%	0
2018	29.255036	26.568896	-9.18%	0
2017	25.325198	29.255036	15.52%	0
2016	21.944724	25.325198	15.40%	0
2015	23.916739	21.944724	-8.25%	0
2014	22.370662	23.916739	6.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.767717	11.019816	12.82%	0
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
2015*	10.000000	9.254592	-7.45%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.057069	10.521120	4.61%	0
2018*	10.000000	10.057069	0.57%	0
84

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	20.671668	23.280070	12.62%	0
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	15.645707	19.669319	25.72%	0
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	0
2015	12.679965	12.296924	-3.02%	0
2014	12.123743	12.679965	4.59%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II - Q/NQ
2019	9.824290	12.808974	30.38%	0
2018	12.013167	9.824290	-18.22%	0
2017	9.749303	12.013167	23.22%	0
2016	10.184302	9.749303	-4.27%	0
2015	10.444650	10.184302	-2.49%	0
2014	10.787388	10.444650	-3.18%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II - Q/NQ
2019	26.431286	33.471410	26.64%	0
2018	27.007242	26.431286	-2.13%	0
2017	22.882210	27.007242	18.03%	0
2016	20.972211	22.882210	9.11%	0
2015	21.227030	20.972211	-1.20%	0
2014	19.341629	21.227030	9.75%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	13.070890	15.903001	21.67%	0
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	12.515633	14.271583	14.03%	0
2018	13.600705	12.515633	-7.98%	0
2017	12.366016	13.600705	9.98%	0
2016	11.873210	12.366016	4.15%	0
2015	12.226538	11.873210	-2.89%	0
2014	11.943715	12.226538	2.37%	0
85

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	13.023395	15.369720	18.02%	0
2018	14.449331	13.023395	-9.87%	0
2017	12.711701	14.449331	13.67%	0
2016	12.067114	12.711701	5.34%	0
2015	12.460139	12.067114	-3.15%	0
2014	12.125412	12.460139	2.76%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	11.506962	12.499253	8.62%	0
2018	12.038694	11.506962	-4.42%	0
2017	11.531730	12.038694	4.40%	0
2016	11.230442	11.531730	2.68%	0
2015	11.526726	11.230442	-2.57%	0
2014	11.364802	11.526726	1.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	10.830781	12.103036	11.75%	0
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.114976	12.591065	13.28%	0
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	12.822643	14.869004	15.96%	0
2018	14.062253	12.822643	-8.82%	0
2017	12.570532	14.062253	11.87%	0
2016	11.998225	12.570532	4.77%	0
2015	12.356083	11.998225	-2.90%	0
2014	12.038799	12.356083	2.64%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	13.021865	15.622329	19.97%	0
2018	14.662144	13.021865	-11.19%	0
2017	12.651615	14.662144	15.89%	0
2016	11.979975	12.651615	5.61%	0
2015	12.392648	11.979975	-3.33%	0
2014	12.075388	12.392648	2.63%	0
86

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	12.274845	13.770803	12.19%	0
2018	13.133085	12.274845	-6.53%	0
2017	12.176222	13.133085	7.86%	0
2016	11.703158	12.176222	4.04%	0
2015	12.052135	11.703158	-2.90%	0
2014	11.797690	12.052135	2.16%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	13.437467	14.835716	10.41%	0
2018	16.240280	13.437467	-17.26%	0
2017	13.482476	16.240280	20.45%	0
2016	13.584419	13.482476	-0.75%	0
2015	14.402673	13.584419	-5.68%	0
2014	15.975750	14.402673	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2019	11.877293	12.671497	6.69%	0
2018	12.186237	11.877293	-2.54%	0
2017	11.917211	12.186237	2.26%	0
2016	11.562484	11.917211	3.07%	0
2015	11.885069	11.562484	-2.71%	0
2014	11.567839	11.885069	2.74%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	12.564684	13.515378	7.57%	0
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	12.120527	14.247755	17.55%	0
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	11.553545	13.325804	15.34%	0
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0
87

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2019	28.321181	34.097543	20.40%	0
2018	35.045648	28.321181	-19.19%	0
2017	25.282169	35.045648	38.62%	0
2016	23.965108	25.282169	5.50%	0
2015	29.148854	23.965108	-17.78%	0
2014	31.503670	29.148854	-7.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	11.818140	12.326849	4.30%	0
2018	12.047914	11.818140	-1.91%	0
2017	12.023751	12.047914	0.20%	0
2016	12.159574	12.023751	-1.12%	0
2015	12.402262	12.159574	-1.96%	0
2014	12.083894	12.402262	2.63%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	8.804541	8.795602	-0.10%	0
2018	8.848353	8.804541	-0.50%	0
2017	8.976833	8.848353	-1.43%	0
2016	9.144867	8.976833	-1.84%	0
2015	9.317231	9.144867	-1.85%	0
2014	9.492846	9.317231	-1.85%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2019	8.425698	9.833933	16.71%	0
2018	10.077118	8.425698	-16.39%	0
2017	8.079073	10.077118	24.73%	0
2016	8.179105	8.079073	-1.22%	0
2015	8.610632	8.179105	-5.01%	0
2014	8.836548	8.610632	-2.56%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	9.218956	10.966868	18.96%	0
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	25.276186	30.696226	21.44%	0
2018	28.257544	25.276186	-10.55%	0
2017	24.308599	28.257544	16.25%	0
2016	22.623532	24.308599	7.45%	0
2015	23.282376	22.623532	-2.83%	0
2014	22.594794	23.282376	3.04%	0
88

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	15.675550	17.745906	13.21%	0
2018	16.786754	15.675550	-6.62%	0
2017	15.389296	16.786754	9.08%	0
2016	14.748986	15.389296	4.34%	0
2015	15.053137	14.748986	-2.02%	0
2014	14.664468	15.053137	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	18.363716	21.618098	17.72%	0
2018	20.006375	18.363716	-8.21%	0
2017	17.753329	20.006375	12.69%	0
2016	16.787761	17.753329	5.75%	0
2015	17.195659	16.787761	-2.37%	0
2014	16.651882	17.195659	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	13.597890	14.618647	7.51%	0
2018	14.110067	13.597890	-3.63%	0
2017	13.602302	14.110067	3.73%	0
2016	13.291272	13.602302	2.34%	0
2015	13.506036	13.291272	-1.59%	0
2014	13.245320	13.506036	1.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	10.909938	12.099987	10.91%	0
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.200812	12.669957	13.12%	0
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.619445	22.673595	15.57%	0
2018	21.195240	19.619445	-7.43%	0
2017	19.121734	21.195240	10.84%	0
2016	18.182380	19.121734	5.17%	0
2015	18.587309	18.182380	-2.18%	0
2014	18.004799	18.587309	3.24%	0
89

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	22.937623	27.427553	19.57%	0
2018	25.329606	22.937623	-9.44%	0
2017	22.116808	25.329606	14.53%	0
2016	20.770829	22.116808	6.48%	0
2015	21.317933	20.770829	-2.57%	0
2014	20.693940	21.317933	3.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	16.618448	18.510263	11.38%	0
2018	17.589881	16.618448	-5.52%	0
2017	16.408994	17.589881	7.20%	0
2016	15.815463	16.408994	3.75%	0
2015	16.118498	15.815463	-1.88%	0
2014	15.679197	16.118498	2.80%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.434552	4.35%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.734269	7.34%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II - Q/NQ
2019*	10.000000	10.951817	9.52%	0
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II - Q/NQ
2019*	10.000000	10.077281	0.77%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II - Q/NQ
2019	17.085345	21.836773	27.81%	0
2018	18.012768	17.085345	-5.15%	0
2017	14.129450	18.012768	27.48%	0
2016	14.114139	14.129450	0.11%	0
2015	13.943797	14.114139	1.22%	0
2014	12.897708	13.943797	8.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	10.928322	12.760925	16.77%	0
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.264409	14.683722	19.73%	0
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
90

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II - Q/NQ
2019	27.343759	36.857364	34.79%	0
2018	28.298125	27.343759	-3.37%	0
2017	22.688415	28.298125	24.72%	0
2016	22.371167	22.688415	1.42%	0
2015	21.744225	22.371167	2.88%	0
2014	20.406789	21.744225	6.55%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II - Q/NQ
2019	22.868305	28.434286	24.34%	0
2018	25.739490	22.868305	-11.15%	0
2017	24.182718	25.739490	6.44%	0
2016	20.494743	24.182718	17.99%	0
2015	21.851711	20.494743	-6.21%	0
2014	19.711374	21.851711	10.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	36.388357	44.876693	23.33%	0
2018	41.841649	36.388357	-13.03%	0
2017	36.818318	41.841649	13.64%	0
2016	31.183360	36.818318	18.07%	0
2015	32.597239	31.183360	-4.34%	0
2014	30.352358	32.597239	7.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2019	13.826960	15.777481	14.11%	0
2018	17.043795	13.826960	-18.87%	0
2017	14.170697	17.043795	20.27%	0
2016	13.752027	14.170697	3.04%	0
2015	14.802596	13.752027	-7.10%	0
2014	16.697538	14.802596	-11.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	13.884907	17.048496	22.78%	0
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	17.606500	21.401615	21.56%	0
2018	20.657971	17.606500	-14.77%	0
2017	18.487687	20.657971	11.74%	0
2016	16.017130	18.487687	15.42%	0
2015	16.803960	16.017130	-4.68%	0
2014	14.630542	16.803960	14.86%	0
91

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2019	24.933763	33.130215	32.87%	0
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2019	32.015674	37.296784	16.50%	0
2018	39.363062	32.015674	-18.67%	0
2017	36.875115	39.363062	6.75%	0
2016	29.907563	36.875115	23.30%	0
2015	32.516441	29.907563	-8.02%	0
2014	31.030082	32.516441	4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2019	31.549823	38.817277	23.03%	0
2018	36.881337	31.549823	-14.46%	0
2017	33.193224	36.881337	11.11%	0
2016	27.595923	33.193224	20.28%	0
2015	28.659256	27.595923	-3.71%	0
2014	29.038058	28.659256	-1.30%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II - Q/NQ
2019	16.543054	20.466209	23.71%	0
2018	17.908821	16.543054	-7.63%	0
2017	15.414680	17.908821	16.18%	0
2016	14.262614	15.414680	8.08%	0
2015	14.592506	14.262614	-2.26%	0
2014	13.453603	14.592506	8.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2019	13.047919	16.705551	28.03%	0
2018	13.857502	13.047919	-5.84%	0
2017	13.300828	13.857502	4.19%	0
2016	12.643357	13.300828	5.20%	0
2015	13.654599	12.643357	-7.41%	0
2014	10.817384	13.654599	26.23%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	15.566424	19.990314	28.42%	0
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	0
2015	12.935645	12.816048	-0.92%	0
2014	11.655259	12.935645	10.99%	0
92

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	9.863682	10.076905	2.16%	0
2018	9.968850	9.863682	-1.05%	0
2017	9.998329	9.968850	-0.29%	0
2016	9.938624	9.998329	0.60%	0
2015	10.160615	9.938624	-2.18%	0
2014	10.301244	10.160615	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	13.879453	17.022950	22.65%	0
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II - Q/NQ
2019	16.242192	21.814358	34.31%	0
2018	17.805065	16.242192	-8.78%	0
2017	14.224628	17.805065	25.17%	0
2016	13.664533	14.224628	4.10%	0
2015	13.970409	13.664533	-2.19%	0
2014	13.723288	13.970409	1.80%	0
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 4 - Q/NQ
2019	10.402067	11.656812	12.06%	0
2018	11.324911	10.402067	-8.15%	0
2017	10.465961	11.324911	8.21%	0
2016	10.076682	10.465961	3.86%	0
2015	10.780826	10.076682	-6.53%	0
2014	10.696276	10.780826	0.79%	0
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.876504	12.451728	14.48%	0
2018	12.190440	10.876504	-10.78%	0
2017	10.584650	12.190440	15.17%	0
2016	10.255286	10.584650	3.21%	0
2015	11.529993	10.255286	-11.06%	0
2014	11.644390	11.529993	-0.98%	0
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 4 - Q/NQ
2019	10.932964	12.435026	13.74%	0
2018	12.058472	10.932964	-9.33%	0
2017	10.812796	12.058472	11.52%	0
2016	10.407711	10.812796	3.89%	0
2015	11.362025	10.407711	-8.40%	0
2014	11.294009	11.362025	0.60%	0
93

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	10.460222	11.472407	9.68%	0
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.729652	10.948919	12.53%	0
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	10.862455	11.399014	4.94%	0
2018	11.538343	10.862455	-5.86%	0
2017	10.615663	11.538343	8.69%	0
2016	10.510045	10.615663	1.00%	0
2015	11.535888	10.510045	-8.89%	0
2014	11.718051	11.535888	-1.55%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	10.730257	10.944996	2.00%	0
2018	10.907757	10.730257	-1.63%	0
2017	10.975355	10.907757	-0.62%	0
2016	11.037614	10.975355	-0.56%	0
2015	11.222225	11.037614	-1.65%	0
2014	11.348829	11.222225	-1.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.072636	10.152853	0.80%	0
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	10.474035	11.128104	6.24%	0
2018	10.740747	10.474035	-2.48%	0
2017	10.439746	10.740747	2.88%	0
2016	10.368114	10.439746	0.69%	0
2015	10.528196	10.368114	-1.52%	0
2014	10.297503	10.528196	2.24%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	16.018922	19.677309	22.84%	0
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
94

Maximum Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	33.319003	42.065379	26.25%	0
2018	33.662119	33.319003	-1.02%	0
2017	26.938602	33.662119	24.96%	0
2016	30.738929	26.938602	-12.36%	0
2015	27.845830	30.738929	10.39%	0
2014	21.619829	27.845830	28.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.101053	5.584762	9.48%	0
2018	7.261819	5.101053	-29.76%	0
2017	7.547087	7.261819	-3.78%	0
2016	5.361384	7.547087	40.77%	0
2015	8.230100	5.361384	-34.86%	0
2014	10.396890	8.230100	-20.84%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.754260	7.54%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	27.937597	34.229089	22.52%	0
2018	28.099448	27.937597	-0.58%	0
2017	22.745793	28.099448	23.54%	0
2016	21.507226	22.745793	5.76%	0
2015	22.563055	21.507226	-4.68%	0
2014	23.428352	22.563055	-3.69%	0
95

NATIONWIDE
VARIABLE
ACCOUNT-II Annual Report to Contract Owners December 31, 2019
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)(1)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)(1)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

2

EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)(1)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)

3

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

4

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

6

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

8

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

9

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation).

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	31,995	$351,723	$323,147	$-	$323,147	$18	$323,129	$323,129	$-	$323,129
ALVGIB	148,454	4,099,649	4,417,982	-	4,417,982	98	4,417,884	4,417,884	-	4,417,884
ALVIVB	85,598	1,186,548	1,218,915	-	1,218,915	43	1,218,872	1,218,872	-	1,218,872
ALVDAA	4,012	47,713	54,002	-	54,002	7	53,995	53,995	-	53,995
ALVDAB	1,074,177	12,825,375	14,351,010	-	14,351,010	184	14,350,826	14,350,826	-	14,350,826
ALVSVA	33,225	647,982	595,055	-	595,055	14	595,041	595,041	-	595,041
ALVSVB	5,567,570	104,349,800	98,657,342	-	98,657,342	110	98,657,232	98,654,265	2,967	98,657,232
ALMCS	15,056	292,652	313,616	20	313,636	-	313,636	313,636	-	313,636
ARLPE3	4,540	50,434	69,501	3	69,504	-	69,504	69,504	-	69,504
AAEIP3	2,564	23,896	22,973	-	22,973	3	22,970	22,970	-	22,970
ACVIP1	183,082	1,850,861	1,882,086	-	1,882,086	16	1,882,070	1,882,070	-	1,882,070
ACVB	3,249,785	23,639,953	26,583,244	200	26,583,444	-	26,583,444	26,517,118	66,326	26,583,444
ACVCA	2,066	29,991	32,969	95	33,064	-	33,064	-	33,064	33,064
ACVIG	1,348,877	12,600,572	13,515,748	-	13,515,748	53	13,515,695	13,515,695	-	13,515,695
ACVIG2	356,258	3,292,084	3,573,270	-	3,573,270	55	3,573,215	3,573,215	-	3,573,215
ACVIP2	19,226,780	197,276,023	197,266,759	-	197,266,759	117	197,266,642	197,180,047	86,595	197,266,642
ACVI	616	6,653	7,081	68	7,149	-	7,149	-	7,149	7,149
ACVMV1	523,711	10,457,547	10,830,342	-	10,830,342	29	10,830,313	10,809,320	20,993	10,830,313
ACVMV2	7,775,789	150,177,120	160,958,842	-	160,958,842	23	160,958,819	160,894,132	64,687	160,958,819
AMVCB4	13,862	139,187	148,457	-	148,457	8	148,449	148,449	-	148,449
AMVBC4	41,303	525,192	549,745	-	549,745	8	549,737	549,737	-	549,737
AMVI4	25,591	465,565	525,630	-	525,630	8	525,622	525,622	-	525,622
AMVGS4	20,607	475,332	539,082	-	539,082	9	539,073	539,073	-	539,073
AFGF	133,801	9,092,987	10,867,279	-	10,867,279	134	10,867,145	10,864,364	2,781	10,867,145
AFHY	51,005	514,049	503,417	112	503,529	-	503,529	498,748	4,781	503,529
AVPAP2	55,856,226	673,163,623	751,824,804	-	751,824,804	262	751,824,542	751,824,542	-	751,824,542
AFGC	48,915	604,946	603,610	134	603,744	-	603,744	603,338	406	603,744
BRVED3	20,407,027	222,324,818	242,435,483	-	242,435,483	432	242,435,051	242,401,136	33,915	242,435,051
BRVHY3	6,707,697	48,343,596	49,771,112	195,396	49,966,508	-	49,966,508	49,951,526	14,982	49,966,508
BRVTR3	29,488,000	346,151,044	355,920,166	679,196	356,599,362	-	356,599,362	356,599,362	-	356,599,362
MLVGA3	22,813,495	334,309,366	330,339,406	104	330,339,510	-	330,339,510	330,200,800	138,710	330,339,510
DVMCSS	1,788,868	34,180,896	33,147,726	-	33,147,726	56	33,147,670	33,137,075	10,595	33,147,670
DVSCS	3,606,943	62,480,425	68,748,341	-	68,748,341	500	68,747,841	68,693,857	53,984	68,747,841
DSIF	3,734,387	126,188,751	223,876,481	-	223,876,481	1,368	223,875,113	223,546,554	328,559	223,875,113
DSIFS	2,233,860	95,758,539	134,098,604	241	134,098,845	-	134,098,845	134,065,977	32,868	134,098,845
DSRG	987,077	34,051,553	38,792,127	246	38,792,373	-	38,792,373	38,768,298	24,075	38,792,373
DCAP	641,062	25,938,362	27,411,807	-	27,411,807	381	27,411,426	27,383,863	27,563	27,411,426
DCAPS	2,179,602	86,789,676	92,175,352	-	92,175,352	24	92,175,328	92,162,383	12,945	92,175,328
DVDLS	21,194	965,944	840,345	-	840,345	72	840,273	839,641	632	840,273
DGI	425,937	10,990,236	13,553,316	-	13,553,316	42	13,553,274	13,545,644	7,630	13,553,274

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
CHSMM	5,398,009	5,398,009	5,398,009	-	5,398,009	197	5,397,812	5,397,812	-	5,397,812
CLVHY2	1,665,088	11,043,423	11,255,993	-	11,255,993	106	11,255,887	11,255,887	-	11,255,887
DWVVLS	86,565	2,547,887	2,679,190	9	2,679,199	-	2,679,199	2,679,199	-	2,679,199
DWVSVS	1,577,478	59,932,997	60,038,830	-	60,038,830	512	60,038,318	60,032,877	5,441	60,038,318
ETVFR	7,530,054	69,704,820	68,899,993	-	68,899,993	1,398	68,898,595	68,892,705	5,890	68,898,595
FVU2S	51,555	540,500	581,023	-	581,023	41	580,982	580,982	-	580,982
FQB	422,264	4,721,419	4,775,801	-	4,775,801	49	4,775,752	4,775,752	-	4,775,752
FQBS	1,397,581	15,499,548	15,764,719	-	15,764,719	174	15,764,545	15,764,545	-	15,764,545
FEMS2	627,099	7,470,440	7,957,887	-	7,957,887	137	7,957,750	7,957,750	-	7,957,750
FC2	307,021	10,370,621	11,083,472	-	11,083,472	50	11,083,422	11,083,422	-	11,083,422
FEIP	11,577,155	233,576,566	275,188,964	1,153	275,190,117	-	275,190,117	274,799,594	390,523	275,190,117
FVSS2	388,181	4,881,080	5,213,275	111	5,213,386	-	5,213,386	5,186,100	27,286	5,213,386
FHIP	6,838,695	37,582,735	37,134,114	-	37,134,114	226	37,133,888	37,080,785	53,103	37,133,888
FAMP	5,760,565	82,799,945	87,733,407	56	87,733,463	-	87,733,463	87,683,449	50,014	87,733,463
FB2	33,718,043	586,756,850	641,317,171	-	641,317,171	242	641,316,929	641,316,929	-	641,316,929
FNRS2	3,863,623	73,898,204	61,199,794	-	61,199,794	531	61,199,263	61,177,730	21,533	61,199,263
FEI2	13,067,716	278,037,674	301,864,246	-	301,864,246	168	301,864,078	301,831,977	32,101	301,864,078
FF10S	374,627	4,703,045	5,019,999	-	5,019,999	31	5,019,968	5,019,968	-	5,019,968
FF10S2	19,647,638	235,848,030	261,706,540	175	261,706,715	-	261,706,715	261,631,240	75,475	261,706,715
FF20S	612,247	8,078,397	8,546,969	-	8,546,969	64	8,546,905	8,546,905	-	8,546,905
FF20S2	29,321,638	339,098,760	408,157,206	-	408,157,206	86	408,157,120	407,782,827	374,293	408,157,120
FF30S	895,220	11,868,313	13,652,110	-	13,652,110	18	13,652,092	13,652,092	-	13,652,092
FF30S2	4,686,042	62,814,684	71,180,971	-	71,180,971	331	71,180,640	71,170,340	10,300	71,180,640
FGI2	24,407,674	491,380,744	526,717,608	-	526,717,608	81	526,717,527	526,717,527	-	526,717,527
FGP	5,230,552	236,717,211	413,684,346	1,866	413,686,212	-	413,686,212	413,039,306	646,906	413,686,212
FG2	5,512,783	344,900,517	426,854,771	-	426,854,771	152	426,854,619	426,825,480	29,139	426,854,619
FIGBS	1,077,614	13,710,619	14,030,535	570	14,031,105	-	14,031,105	13,995,244	35,861	14,031,105
FIGBP2	63,523,210	795,990,876	815,002,788	52	815,002,840	-	815,002,840	814,933,908	68,932	815,002,840
FMCS	509,401	16,905,930	16,601,376	-	16,601,376	22	16,601,354	16,586,396	14,958	16,601,354
FMC2	7,413,251	235,445,469	235,370,707	-	235,370,707	174	235,370,533	235,309,401	61,132	235,370,533
FOP	2,259,133	42,143,208	52,253,742	73	52,253,815	-	52,253,815	52,207,197	46,618	52,253,815
FO2	4,262,399	85,380,046	97,608,928	-	97,608,928	208	97,608,720	97,597,749	10,971	97,608,720
FVSS	292,619	3,817,760	3,883,055	-	3,883,055	101	3,882,954	3,882,954	-	3,882,954
FRESS2	472,520	9,042,226	9,190,520	-	9,190,520	163	9,190,357	9,190,357	-	9,190,357
FTVIS2	14,730,997	230,440,898	234,370,160	-	234,370,160	66	234,370,094	234,316,579	53,515	234,370,094
FTVRD2	1,273,341	31,443,374	34,367,471	-	34,367,471	25	34,367,446	34,343,613	23,833	34,367,446
FTVSV2	5,238,180	87,526,066	78,834,615	-	78,834,615	128	78,834,487	78,816,890	17,597	78,834,487
FTVMD2	76,790	1,482,829	1,423,688	5	1,423,693	-	1,423,693	1,423,693	-	1,423,693
FTVDM2	912,493	7,641,650	9,772,797	-	9,772,797	212	9,772,585	9,772,585	-	9,772,585
TIF2	2,033,600	31,664,367	28,328,053	-	28,328,053	396	28,327,657	28,311,161	16,496	28,327,657

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	6,217,742	109,128,245	99,297,341	-	99,297,341	79	99,297,262	99,271,236	26,026	99,297,262
FTVFA2	12,766,165	90,876,973	86,937,580	-	86,937,580	11	86,937,569	86,840,145	97,424	86,937,569
FTVSI2	143,909	1,532,601	1,518,244	-	1,518,244	17	1,518,227	1,518,227	-	1,518,227
GVMSAS	180,200	1,630,371	1,625,403	-	1,625,403	30	1,625,373	1,625,373	-	1,625,373
GVSSCS	43,481	577,220	543,949	7	543,956	-	543,956	543,956	-	543,956
GVGMNS	852,344	10,109,981	10,483,832	-	10,483,832	167	10,483,665	10,469,053	14,612	10,483,665
RSRF	448	7,029	6,202	-	6,202	-	6,202	6,202	-	6,202
RVARS	574,858	13,776,560	13,888,562	-	13,888,562	247	13,888,315	13,862,116	26,199	13,888,315
ACEG2	74,147	4,470,431	4,738,002	-	4,738,002	185	4,737,817	4,736,807	1,010	4,737,817
IVMCC2	1,262,924	16,250,273	15,003,535	-	15,003,535	304	15,003,231	14,967,027	36,204	15,003,231
IVKMG2	2,816,300	14,742,938	14,954,552	-	14,954,552	293	14,954,259	14,954,259	-	14,954,259
IVBRA1	18,457	207,250	201,366	-	201,366	2	201,364	201,364	-	201,364
OVIGS	24,053,965	58,484,874	61,578,151	-	61,578,151	405	61,577,746	61,577,746	-	61,577,746
OVMS	1,425,355	19,354,621	23,247,539	73	23,247,612	-	23,247,612	23,174,078	73,534	23,247,612
OVB	1,942,343	14,970,933	15,402,781	154	15,402,935	-	15,402,935	15,381,560	21,375	15,402,935
OVGS	3,131,149	124,328,323	133,230,374	308	133,230,682	-	133,230,682	133,050,649	180,033	133,230,682
OVGSS	3,015,358	120,939,374	126,494,265	-	126,494,265	119	126,494,146	126,384,297	109,849	126,494,146
OVIG	703,013	1,665,290	1,722,382	-	1,722,382	16	1,722,366	1,722,366	-	1,722,366
OVGI	398,691	11,449,204	11,737,476	-	11,737,476	101	11,737,375	11,737,375	-	11,737,375
OVGIS	6,504,784	181,749,954	188,963,987	-	188,963,987	174	188,963,813	188,895,345	68,468	188,963,813
OVSC	218,751	5,137,673	5,101,263	-	5,101,263	25	5,101,238	5,091,127	10,111	5,101,238
OVSCS	4,479,502	104,631,273	102,535,800	33	102,535,833	-	102,535,833	102,406,393	129,440	102,535,833
OVAG	144,484	11,400,971	12,110,684	-	12,110,684	90	12,110,594	12,110,104	490	12,110,594
OVSB	341,396	1,683,484	1,696,736	-	1,696,736	27	1,696,709	1,696,709	-	1,696,709
OVSBS	1,163,880	6,100,150	5,970,706	-	5,970,706	162	5,970,544	5,970,206	338	5,970,544
WRPMCV	319,317	1,695,254	1,782,780	-	1,782,780	12	1,782,768	1,782,768	-	1,782,768
WRPMAV	980,673	5,039,171	5,519,034	-	5,519,034	-	5,519,034	5,519,034	-	5,519,034
WRPMMV	857,544	4,557,452	5,004,369	-	5,004,369	13	5,004,356	5,004,356	-	5,004,356
WRASP	15,979,857	159,715,214	151,810,238	177	151,810,415	-	151,810,415	151,627,922	182,493	151,810,415
WRENG	2,466	10,855	9,864	-	9,864	3	9,861	9,861	-	9,861
WRHIP	21,066,120	75,638,850	73,074,156	-	73,074,156	545	73,073,611	72,891,772	181,839	73,073,611
WRMCG	10,151,970	115,786,006	128,785,856	-	128,785,856	32	128,785,824	128,785,824	-	128,785,824
WRPAP	1,999	10,048	10,003	-	10,003	7	9,996	9,996	-	9,996
WRPCP	215,351	1,064,471	1,109,898	-	1,109,898	7	1,109,891	1,109,891	-	1,109,891
WRPMP	4,215,069	22,132,635	21,895,597	-	21,895,597	19	21,895,578	21,895,578	-	21,895,578
WRPMAP	8,014,843	43,312,750	42,643,771	-	42,643,771	12	42,643,759	42,643,759	-	42,643,759
WRPMCP	987,555	5,258,760	5,153,556	-	5,153,556	13	5,153,543	5,153,543	-	5,153,543
JPICB2	118,384	1,315,144	1,312,883	5	1,312,888	-	1,312,888	1,312,888	-	1,312,888
JPMMV1	953,583	10,283,700	11,261,815	-	11,261,815	56	11,261,759	11,261,759	-	11,261,759
JABS	235,010	7,776,681	9,799,906	-	9,799,906	103	9,799,803	9,799,803	-	9,799,803

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JAMGS	25,686	1,818,835	2,053,076	-	2,053,076	34	2,053,042	2,053,042	-	2,053,042
JAFBS	5,171,281	66,071,373	67,174,943	-	67,174,943	315	67,174,628	67,151,605	23,023	67,174,628
JACAS	3,338,994	115,090,413	138,668,409	-	138,668,409	186	138,668,223	138,633,314	34,909	138,668,223
JAGTS	11,660,868	136,050,554	175,262,840	-	175,262,840	383	175,262,457	175,244,593	17,864	175,262,457
JAIGS	1,152,196	34,313,737	36,755,059	-	36,755,059	622	36,754,437	36,738,733	15,704	36,754,437
LZREMS	2,057,545	41,896,394	45,265,998	-	45,265,998	50	45,265,948	45,259,957	5,991	45,265,948
LOVTRC	3,038,951	50,513,443	51,206,316	-	51,206,316	243	51,206,073	51,206,073	-	51,206,073
LOVSDC	18,166	259,946	259,225	5	259,230	-	259,230	259,230	-	259,230
MNCPS2	6,344	85,740	85,447	-	85,447	6	85,441	85,441	-	85,441
M2IGSS	306,409	5,349,323	6,823,732	-	6,823,732	84	6,823,648	6,823,648	-	6,823,648
MNDSC	3,723,101	66,523,820	67,090,272	-	67,090,272	560	67,089,712	67,089,712	-	67,089,712
MVUSC	6,319	186,186	218,385	-	218,385	16	218,369	218,369	-	218,369
MVFSC	18,717,799	312,512,973	384,089,228	-	384,089,228	80	384,089,148	383,956,790	132,358	384,089,148
MVIGSC	160,267	2,118,108	2,261,371	-	2,261,371	9	2,261,362	2,261,362	-	2,261,362
MVIVSC	10,231,564	235,080,266	301,524,187	-	301,524,187	186	301,524,001	301,384,233	139,768	301,524,001
MGRFV	576	6,674	6,571	1	6,572	-	6,572	6,572	-	6,572
MSGI2	1,638,483	12,586,554	13,206,173	-	13,206,173	189	13,205,984	13,205,984	-	13,205,984
MSVFI	242,000	2,708,351	2,737,025	-	2,737,025	5	2,737,020	2,706,989	30,031	2,737,020
MSVF2	935,949	10,005,851	10,548,140	-	10,548,140	123	10,548,017	10,538,872	9,145	10,548,017
MSEM	170,478	1,332,932	1,309,274	-	1,309,274	153	1,309,121	1,309,121	-	1,309,121
MSEMB	75,621	594,467	575,478	-	575,478	37	575,441	575,441	-	575,441
VKVGR2	31,639	332,629	341,697	-	341,697	15	341,682	341,682	-	341,682
MSVRE	872	15,408	19,119	85	19,204	-	19,204	-	19,204	19,204
MSVREB	80	1,316	1,745	1	1,746	-	1,746	-	1,746	1,746
NVFIII	236,074	2,550,919	2,523,626	-	2,523,626	8	2,523,618	2,523,618	-	2,523,618
GBF	15,782,577	172,216,881	171,556,615	225	171,556,840	-	171,556,840	171,404,321	152,519	171,556,840
MSBF	24,199,475	221,403,715	221,183,204	-	221,183,204	40	221,183,164	221,164,763	18,401	221,183,164
HIBF	8,995,516	59,274,729	58,560,812	498	58,561,310	-	58,561,310	58,538,108	23,202	58,561,310
GVABD2	284,682,958	3,255,523,535	3,362,105,734	-	3,362,105,734	574	3,362,105,160	3,361,868,173	236,987	3,362,105,160
NVLCP2	5,845,068	66,333,018	67,276,735	-	67,276,735	518	67,276,217	67,267,324	8,893	67,276,217
NVCBD1	331,677	3,630,624	3,651,763	-	3,651,763	25	3,651,738	3,651,738	-	3,651,738
NVCBD2	9,052,823	97,845,231	99,309,466	35	99,309,501	-	99,309,501	99,051,022	258,479	99,309,501
NVSTB2	14,410,069	148,343,378	147,991,412	-	147,991,412	116	147,991,296	147,972,960	18,336	147,991,296
NVBX	82,902	885,231	883,734	-	883,734	5	883,729	883,729	-	883,729
SAM	504,189,523	504,189,523	504,189,523	170	504,189,693	-	504,189,693	503,101,231	1,088,462	504,189,693
NVGEII	187,823	2,083,898	2,218,194	20	2,218,214	-	2,218,214	2,218,214	-	2,218,214
NJMMA2	103,190	1,015,389	1,021,579	10	1,021,589	-	1,021,589	1,021,589	-	1,021,589
NJNDE2	62,003	659,782	683,893	4	683,897	-	683,897	683,897	-	683,897
NVMGA2	28,799,676	288,425,368	311,900,494	-	311,900,494	239	311,900,255	311,900,255	-	311,900,255
NAMGI2	43,731,835	461,096,880	519,096,880	-	519,096,880	355	519,096,525	519,086,570	9,955	519,096,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMLG1	740,683	9,227,700	9,184,475	481	9,184,956	-	9,184,956	9,152,537	32,419	9,184,956
NVMLG2	9,816,778	121,565,366	120,157,357	20	120,157,377	-	120,157,377	120,096,282	61,095	120,157,377
NVMLV1	393,719	3,716,431	3,074,942	-	3,074,942	49	3,074,893	3,074,893	-	3,074,893
NVMLV2	10,754,679	100,743,574	83,133,672	-	83,133,672	209	83,133,463	83,133,463	-	83,133,463
NVMMG1	18,047,007	192,992,429	178,845,843	288	178,846,131	-	178,846,131	178,638,041	208,090	178,846,131
NVMMG2	13,927,323	139,725,611	128,549,193	-	128,549,193	44	128,549,149	128,521,809	27,340	128,549,149
NVMIG1	1,974,423	22,415,508	22,232,008	-	22,232,008	123	22,231,885	22,197,089	34,796	22,231,885
NVMIG6	8,801,436	90,287,947	98,576,088	-	98,576,088	132	98,575,956	98,572,728	3,228	98,575,956
NVRE1	5,726,352	40,810,232	44,837,335	-	44,837,335	47	44,837,288	44,800,326	36,962	44,837,288
NVRE2	12,617,127	88,706,856	97,656,566	-	97,656,566	138	97,656,428	97,626,272	30,156	97,656,428
NVMMV1	81,273	805,574	648,558	-	648,558	3	648,555	648,555	-	648,555
NVMMV2	28,805,820	288,062,016	231,598,791	-	231,598,791	4	231,598,787	231,565,828	32,959	231,598,787
NVNMO1	6,448,945	62,785,647	75,968,577	36	75,968,613	-	75,968,613	75,809,329	159,284	75,968,613
NVNMO2	3,716,794	40,504,255	43,114,812	-	43,114,812	429	43,114,383	43,109,027	5,356	43,114,383
NVNSR1	157,392	2,107,894	2,102,757	-	2,102,757	49	2,102,708	2,102,708	-	2,102,708
NVNSR2	7,880,036	104,340,667	105,198,484	-	105,198,484	1	105,198,483	105,164,967	33,516	105,198,483
NVAMV1	2,505,323	40,163,638	38,506,814	145	38,506,959	-	38,506,959	38,480,817	26,142	38,506,959
NVAMV2	11,189,978	178,761,955	170,311,460	-	170,311,460	15	170,311,445	170,119,274	192,171	170,311,445
NVOLG1	22,493,928	397,988,355	399,492,162	1,269	399,493,431	-	399,493,431	398,939,922	553,509	399,493,431
NVOLG2	17,365,499	303,203,372	305,459,124	316	305,459,440	-	305,459,440	305,253,784	205,656	305,459,440
NVTIV3	18,312,466	209,443,523	189,900,275	-	189,900,275	71	189,900,204	189,880,932	19,272	189,900,204
DTRTFB	870,429	8,685,724	8,739,106	-	8,739,106	59	8,739,047	8,739,047	-	8,739,047
TRF	5,674,826	60,498,124	131,485,720	1,028	131,486,748	-	131,486,748	130,888,989	597,759	131,486,748
TRF2	4,879,188	66,010,071	112,611,648	-	112,611,648	51	112,611,597	112,585,840	25,757	112,611,597
EIF	220,431	4,201,793	4,386,573	-	4,386,573	5	4,386,568	4,386,568	-	4,386,568
EIF2	16,586,491	268,521,915	327,417,337	-	327,417,337	60	327,417,277	327,350,159	67,118	327,417,277
SCGF	411,058	6,964,600	6,568,700	-	6,568,700	73	6,568,627	6,568,627	-	6,568,627
SCGF2	2,857,722	45,186,152	40,922,579	-	40,922,579	582	40,921,997	40,915,829	6,168	40,921,997
SCF	3,565,394	67,458,229	60,683,003	220	60,683,223	-	60,683,223	60,484,876	198,347	60,683,223
SCF2	2,639,117	48,899,459	41,328,577	-	41,328,577	453	41,328,124	41,289,671	38,453	41,328,124
GEM	654,851	7,761,861	8,807,749	-	8,807,749	4	8,807,745	8,798,661	9,084	8,807,745
GEM2	4,137,748	48,318,712	54,949,290	-	54,949,290	550	54,948,740	54,828,054	120,686	54,948,740
GIG	1,313,043	13,979,299	14,285,903	359	14,286,262	-	14,286,262	14,250,205	36,057	14,286,262
NVIE6	4,055,745	42,123,490	43,720,926	-	43,720,926	89	43,720,837	43,690,147	30,690	43,720,837
SCVF	2,847,130	32,784,210	23,887,421	307	23,887,728	-	23,887,728	23,770,709	117,019	23,887,728
SCVF2	4,430,407	49,811,484	35,487,560	-	35,487,560	454	35,487,106	35,485,822	1,284	35,487,106
GVAGG2	11,256,796	325,227,377	374,175,887	-	374,175,887	168	374,175,719	374,098,028	77,691	374,175,719
GVAGR2	7,348,293	570,337,262	643,490,055	174	643,490,229	-	643,490,229	643,170,424	319,805	643,490,229
GVAGI2	64,999,532	3,253,156,903	3,652,973,725	-	3,652,973,725	467	3,652,973,258	3,652,605,180	368,078	3,652,973,258
GVDIVI	294,325	2,925,923	2,319,282	-	2,319,282	51	2,319,231	2,309,936	9,295	2,319,231

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVDIV2	6,774,424	63,560,848	52,975,999	-	52,975,999	563	52,975,436	52,967,430	8,006	52,975,436
NVSIX2	14,020,678	146,839,350	113,146,874	-	113,146,874	500	113,146,374	113,046,259	100,115	113,146,374
GVIX2	270,509	2,706,380	2,759,191	-	2,759,191	22	2,759,169	2,759,169	-	2,759,169
GVIX8	10,193,574	97,168,239	103,464,779	-	103,464,779	504	103,464,275	103,403,145	61,130	103,464,275
MCIF	12,470,768	290,246,581	269,119,165	82	269,119,247	-	269,119,247	269,028,856	90,391	269,119,247
GVEX2	44,049,627	701,794,323	859,848,728	1	859,848,729	-	859,848,729	859,690,531	158,198	859,848,729
GVIDA	12,852,049	151,132,791	159,365,408	129	159,365,537	-	159,365,537	159,314,343	51,194	159,365,537
NAMAA2	195,165,874	2,056,435,757	2,302,957,309	-	2,302,957,309	553	2,302,956,756	2,302,956,756	-	2,302,956,756
GVDMA	54,389,202	608,613,253	680,408,912	50,085	680,458,997	-	680,458,997	680,301,892	157,105	680,458,997
GVIDM	180,213,010	1,992,283,739	2,090,470,919	-	2,090,470,919	957	2,090,469,962	2,089,633,792	836,170	2,090,469,962
GVDMC	66,811,348	721,516,209	713,545,198	290	713,545,488	-	713,545,488	713,356,346	189,142	713,545,488
GVIDC	58,307,589	592,376,841	581,909,733	-	581,909,733	35	581,909,698	581,852,781	56,917	581,909,698
GVAAA2	258,752,963	5,254,326,468	6,766,389,994	157	6,766,390,151	-	6,766,390,151	6,765,651,488	738,663	6,766,390,151
NVCRA2	7,414,074	73,904,535	72,138,944	-	72,138,944	244	72,138,700	72,133,662	5,038	72,138,700
NVCMA2	35,456,568	346,500,113	310,244,966	-	310,244,966	131	310,244,835	310,244,835	-	310,244,835
NVCCA2	240,228,982	2,496,686,879	2,397,485,240	-	2,397,485,240	6,130	2,397,479,110	2,397,275,270	203,840	2,397,479,110
NVCMD2	232,919,247	2,470,730,308	2,366,459,553	-	2,366,459,553	189	2,366,459,364	2,366,315,044	144,320	2,366,459,364
NVCRB2	196,303,723	2,130,769,299	2,043,521,759	-	2,043,521,759	282	2,043,521,477	2,043,288,342	233,135	2,043,521,477
NVCMC2	70,000,783	750,250,874	719,608,052	108	719,608,160	-	719,608,160	719,567,509	40,651	719,608,160
NVCCN2	60,621,130	632,266,102	617,123,108	-	617,123,108	16	617,123,092	617,094,844	28,248	617,123,092
NVDBL2	99,836,333	1,459,164,818	1,523,502,438	-	1,523,502,438	146	1,523,502,292	1,523,490,816	11,476	1,523,502,292
NVDCA2	80,082,546	1,266,517,581	1,397,440,435	-	1,397,440,435	502	1,397,439,933	1,397,418,551	21,382	1,397,439,933
NVLM2	1,369,577	16,790,312	17,489,495	-	17,489,495	111	17,489,384	17,489,384	-	17,489,384
NVLCA2	1,725,216	22,299,096	22,669,337	37,035	22,706,372	-	22,706,372	22,706,372	-	22,706,372
NCPG2	121,887,784	1,290,008,528	1,290,791,631	-	1,290,791,631	412	1,290,791,219	1,290,791,219	-	1,290,791,219
NCPGI2	55,104,487	580,492,581	580,250,245	-	580,250,245	313	580,249,932	580,249,932	-	580,249,932
IDPG2	96,444,305	1,040,465,762	1,108,145,070	-	1,108,145,070	285	1,108,144,785	1,108,144,785	-	1,108,144,785
IDPGI2	42,879,007	458,026,136	473,813,024	-	473,813,024	43	473,812,981	473,812,981	-	473,812,981
AMTB	5,943,772	63,115,241	62,825,666	-	62,825,666	3	62,825,663	62,808,951	16,712	62,825,663
AMINS	8,434	113,103	116,475	-	116,475	5	116,470	116,470	-	116,470
AMCG	488	13,674	14,532	239	14,771	-	14,771	-	14,771	14,771
AMMCGS	116,362	2,838,404	3,158,058	-	3,158,058	73	3,157,985	3,157,985	-	3,157,985
AMSRS	591,476	12,468,225	15,904,782	-	15,904,782	437	15,904,345	15,844,032	60,313	15,904,345
NOTB4	882,151	10,087,777	10,056,517	-	10,056,517	97	10,056,420	10,056,420	-	10,056,420
NOTG4	442,361	5,136,059	5,078,301	-	5,078,301	59	5,078,242	5,078,242	-	5,078,242
NOTMG4	628,624	7,453,567	7,455,479	-	7,455,479	98	7,455,381	7,455,381	-	7,455,381
PMVSTA	6,700,821	69,347,508	69,152,471	-	69,152,471	3,665	69,148,806	69,148,806	-	69,148,806
PMVIV	23,647	253,837	257,044	-	257,044	27	257,017	257,017	-	257,017
PMVRA	21,012	257,757	265,596	-	265,596	19	265,577	265,577	-	265,577
PMVFHA	59,951	654,719	678,642	-	678,642	49	678,593	678,593	-	678,593

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMUBA	5,494	57,476	57,083	11	57,094	-	57,094	57,094	-	57,094
PMVAAD	3,888,145	41,651,307	42,458,540	-	42,458,540	384	42,458,156	42,412,486	45,670	42,458,156
PMVFAD	1,551,968	16,230,830	15,597,281	-	15,597,281	1,271	15,596,010	15,596,010	-	15,596,010
PMVLAD	37,484,350	390,792,585	382,340,369	-	382,340,369	25,757	382,314,612	382,289,769	24,843	382,314,612
PMVTRD	32,987,372	362,044,436	363,520,845	-	363,520,845	28,617	363,492,228	363,477,084	15,144	363,492,228
PMVRSD	18,982	128,489	123,193	-	123,193	9	123,184	123,184	-	123,184
PMVEBD	984,405	12,669,768	12,984,307	-	12,984,307	1,758	12,982,549	12,978,458	4,091	12,982,549
PMVHYD	32,331	247,037	257,028	-	257,028	38	256,990	256,990	-	256,990
PVEIB	107,741	2,686,099	2,896,068	-	2,896,068	115	2,895,953	2,895,953	-	2,895,953
PVGOB	335,307	3,435,247	3,782,261	-	3,782,261	64	3,782,197	3,782,197	-	3,782,197
PVTIGB	1,207,381	17,489,137	18,098,637	-	18,098,637	138	18,098,499	18,098,499	-	18,098,499
HVSIT	1,469,450	18,866,404	17,486,450	-	17,486,450	345	17,486,105	17,482,244	3,861	17,486,105
ROCSC	33,076	281,076	270,890	-	270,890	8	270,882	270,882	-	270,882
TRHS2	5,938,696	235,662,353	281,969,279	-	281,969,279	181	281,969,098	281,656,169	312,929	281,969,098
VVGGS	29,674	219,316	256,090	-	256,090	7	256,083	256,083	-	256,083
VWHAS	1,420,088	28,784,990	25,930,800	-	25,930,800	298	25,930,502	25,916,249	14,253	25,930,502
VWBF	706,131	6,640,736	6,150,399	628	6,151,027	-	6,151,027	6,133,783	17,244	6,151,027
VWEM	1,024,380	13,356,748	15,509,113	533	15,509,646	-	15,509,646	15,492,202	17,444	15,509,646
VWHA	552,623	16,475,636	10,521,939	37	10,521,976	-	10,521,976	10,480,871	41,105	10,521,976
VYDS	13,185	150,332	162,443	-	162,443	18	162,425	162,425	-	162,425
VRVDRA	109,512	2,219,342	2,030,344	-	2,030,344	343,320	1,687,024	1,687,024	-	1,687,024
SVDF	1,508	38,827	49,546	188	49,734	-	49,734	-	49,734	49,734
SVOF	10,086	235,963	269,101	210	269,311	-	269,311	-	269,311	269,311
WFVSCG	9,747,168	99,343,097	96,594,435	27	96,594,462	-	96,594,462	96,591,484	2,978	96,594,462
WFVOG2	453	11,176	13,826	13	13,839	-	13,839	13,839	-	13,839
Total (unaudited)			$55,503,922,499	$976,112	$55,504,898,611	$441,793	$55,504,456,818	$55,490,273,506	$14,183,312	$55,504,456,818

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
Reinvested dividends	$1,068,164,501	8,994	44,379	8,987	1,063	257,491	4,495	313,815
Mortality and expense risk charges (note 2)	(780,495,171)	(1,433)	(64,576)	(12,060)	(311)	(261,917)	(3,107)	(1,582,606)
Net investment income (loss)	287,669,330	7,561	(20,197)	(3,073)	752	(4,426)	1,388	(1,268,791)
Realized gain (loss) on investments	624,926,283	(19,942)	221,641	(28,167)	371	123,805	(41,753)	(3,789,502)
Change in unrealized gain (loss) on investments	4,295,026,187	23,801	165,616	144,229	5,982	1,626,256	81,145	10,377,766
Net gain (loss) on investments	4,919,952,470	3,859	387,257	116,062	6,353	1,750,061	39,392	6,588,264
Reinvested capital gains	3,282,821,928	46,660	466,489	-	59	16,293	83,869	10,839,184
Net increase (decrease) in contract owners’ equity resulting from operations	$8,490,443,728	58,080	833,549	112,989	7,164	1,761,928	124,649	16,158,657

Investment Activity:	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$-	-	366	46,548	408,656	-	279,374	63,077
Mortality and expense risk charges (note 2)	(3,506)	(360)	(85)	(7,447)	(351,420)	(423)	(180,369)	(47,361)
Net investment income (loss)	(3,506)	(360)	281	39,101	57,236	(423)	99,005	15,716
Realized gain (loss) on investments	27,121	60	16	(1,890)	1,032,579	439	747,998	104,491
Change in unrealized gain (loss) on investments	28,498	19,067	3,451	107,557	2,726,758	3,467	672,896	254,317
Net gain (loss) on investments	55,619	19,127	3,467	105,667	3,759,337	3,906	1,420,894	358,808
Reinvested capital gains	36,993	734	-	-	596,471	5,142	1,183,287	296,045
Net increase (decrease) in contract owners’ equity resulting from operations	$89,106	19,501	3,748	144,768	4,413,044	8,625	2,703,186	670,569

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
Reinvested dividends	$4,688,706	57	214,737	2,957,406	3,651	9,486	6,287	14
Mortality and expense risk charges (note 2)	(3,072,912)	(93)	(127,738)	(2,440,967)	(738)	(2,310)	(2,751)	(1,841)
Net investment income (loss)	1,615,794	(36)	86,999	516,439	2,913	7,176	3,536	(1,827)
Realized gain (loss) on investments	(7,344,659)	(45)	125,277	1,868,400	19	(8,346)	(1,229)	233
Change in unrealized gain (loss) on investments	20,172,194	1,228	1,219,366	17,862,198	17,979	37,753	74,566	63,210
Net gain (loss) on investments	12,827,535	1,183	1,344,643	19,730,598	17,998	29,407	73,337	63,443
Reinvested capital gains	-	342	1,106,312	16,631,278	-	36,940	13,775	10,790
Net increase (decrease) in contract owners’ equity resulting from operations	$14,443,329	1,489	2,537,954	36,878,315	20,911	73,523	90,648	72,406

Investment Activity:	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
Reinvested dividends	$99,330	31,135	16,997,833	13,700	4,119,888	2,188,675	8,615,212	4,056,427
Mortality and expense risk charges (note 2)	(131,871)	(6,341)	(11,213,680)	(8,214)	(3,338,311)	(634,772)	(4,621,333)	(5,353,850)
Net investment income (loss)	(32,541)	24,794	5,784,153	5,486	781,577	1,553,903	3,993,879	(1,297,423)
Realized gain (loss) on investments	278,682	4,086	7,554,193	5,294	3,668,505	(112,894)	339,629	(2,037,524)
Change in unrealized gain (loss) on investments	1,287,502	20,068	64,583,504	15,891	31,158,239	2,986,344	18,085,961	38,288,560
Net gain (loss) on investments	1,566,184	24,154	72,137,697	21,185	34,826,744	2,873,450	18,425,590	36,251,036
Reinvested capital gains	1,052,808	-	31,194,882	-	15,581,116	-	1,220,830	12,719,919
Net increase (decrease) in contract owners’ equity resulting from operations	$2,586,451	48,948	109,116,732	26,671	51,189,437	4,427,353	23,640,299	47,673,532

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
Reinvested dividends	$125,485	626,174	3,662,957	1,910,960	532,692	297,095	826,408	-
Mortality and expense risk charges (note 2)	(502,511)	(1,004,272)	(2,866,100)	(1,921,769)	(479,832)	(338,708)	(1,361,023)	(11,400)
Net investment income (loss)	(377,026)	(378,098)	796,857	(10,809)	52,860	(41,613)	(534,615)	(11,400)
Realized gain (loss) on investments	(527,313)	1,870,302	10,795,996	10,093,791	1,377,602	(89,538)	(2,399,278)	(20,724)
Change in unrealized gain (loss) on investments	3,796,899	5,270,214	32,140,364	16,166,722	7,455,471	4,699,214	18,278,513	23,735
Net gain (loss) on investments	3,269,586	7,140,516	42,936,360	26,260,513	8,833,073	4,609,676	15,879,235	3,011
Reinvested capital gains	2,275,580	5,975,171	11,036,439	6,860,537	1,178,797	2,863,406	10,390,499	162,387
Net increase (decrease) in contract owners’ equity resulting from operations	$5,168,140	12,737,589	54,769,656	33,110,241	10,064,730	7,431,469	25,735,119	153,998

Investment Activity:	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
Reinvested dividends	$140,355	102,593	343,391	35,345	457,354	3,168,342	10,632	146,303
Mortality and expense risk charges (note 2)	(173,830)	(50,787)	(85,348)	(10,857)	(903,569)	(1,160,992)	(7,804)	(64,969)
Net investment income (loss)	(33,475)	51,806	258,043	24,488	(446,215)	2,007,350	2,828	81,334
Realized gain (loss) on investments	710,612	-	(32,063)	20,077	779,641	58,158	57	(22,885)
Change in unrealized gain (loss) on investments	981,180	-	462,870	231,936	7,604,064	1,839,155	87,285	317,598
Net gain (loss) on investments	1,691,792	-	430,807	252,013	8,383,705	1,897,313	87,342	294,713
Reinvested capital gains	1,462,853	-	-	166,089	4,715,968	-	-	190
Net increase (decrease) in contract owners’ equity resulting from operations	$3,121,170	51,806	688,850	442,590	12,653,458	3,904,663	90,170	376,237

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
Reinvested dividends	$436,930	99,734	14,373	5,227,561	70,994	1,900,833	1,500,025	8,860,857
Mortality and expense risk charges (note 2)	(236,842)	(101,642)	(40,128)	(3,535,069)	(70,927)	(506,081)	(1,157,174)	(7,302,712)
Net investment income (loss)	200,088	(1,908)	(25,755)	1,692,492	67	1,394,752	342,851	1,558,145
Realized gain (loss) on investments	(46,863)	318,771	6,264	(287,123)	289,174	(393,199)	181,209	1,195,420
Change in unrealized gain (loss) on investments	1,022,190	751,782	712,851	41,589,850	621,534	3,765,049	9,212,432	77,730,304
Net gain (loss) on investments	975,327	1,070,553	719,115	41,302,727	910,708	3,371,850	9,393,641	78,925,724
Reinvested capital gains	625	-	-	17,158,685	488,669	-	3,731,035	21,546,765
Net increase (decrease) in contract owners’ equity resulting from operations	$1,176,040	1,068,645	693,360	60,153,904	1,399,444	4,766,602	13,467,527	102,030,634

Investment Activity:	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$1,135,434	5,202,266	97,790	4,757,951	160,890	7,052,797	242,184	1,165,962
Mortality and expense risk charges (note 2)	(1,020,293)	(4,466,838)	(65,067)	(3,618,502)	(115,162)	(5,861,237)	(161,785)	(1,070,194)
Net investment income (loss)	115,141	735,428	32,723	1,139,449	45,728	1,191,560	80,399	95,768
Realized gain (loss) on investments	(5,619,277)	4,361,002	20,246	3,214,681	102,549	10,103,519	363,304	642,056
Change in unrealized gain (loss) on investments	10,378,292	40,048,524	400,445	17,556,636	850,711	33,431,865	1,629,073	9,986,751
Net gain (loss) on investments	4,759,015	44,409,526	420,691	20,771,317	953,260	43,535,384	1,992,377	10,628,807
Reinvested capital gains	42,282	19,123,335	201,406	10,164,867	492,601	22,189,642	424,168	2,342,284
Net increase (decrease) in contract owners’ equity resulting from operations	$4,916,438	64,268,289	654,820	32,075,633	1,491,589	66,916,586	2,496,944	13,066,859

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
Reinvested dividends	$14,079,066	1,011,108	216,435	360,936	19,808,063	128,367	1,556,636	843,366
Mortality and expense risk charges (note 2)	(5,806,936)	(5,179,682)	(6,140,777)	(175,523)	(10,415,064)	(217,084)	(3,605,386)	(657,385)
Net investment income (loss)	8,272,130	(4,168,574)	(5,924,342)	185,413	9,392,999	(88,717)	(2,048,750)	185,981
Realized gain (loss) on investments	1,230,094	31,640,192	6,112,922	16,513	(1,833,859)	16,259	132,747	264,456
Change in unrealized gain (loss) on investments	58,950,274	56,539,514	81,987,671	795,511	46,333,027	1,429,815	19,921,547	9,153,417
Net gain (loss) on investments	60,180,368	88,179,706	88,100,593	812,024	44,499,168	1,446,074	20,054,294	9,417,873
Reinvested capital gains	31,114,208	24,159,048	24,651,354	-	-	1,844,366	27,098,459	1,802,471
Net increase (decrease) in contract owners’ equity resulting from operations	$99,566,706	108,170,180	106,827,605	997,437	53,892,167	3,201,723	45,104,003	11,406,325

Investment Activity:	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
Reinvested dividends	$1,394,268	58,836	135,185	12,560,330	422,707	814,214	20,755	92,851
Mortality and expense risk charges (note 2)	(1,447,615)	(50,382)	(124,855)	(3,762,756)	(496,377)	(1,145,297)	(5,688)	(133,267)
Net investment income (loss)	(53,347)	8,454	10,330	8,797,574	(73,670)	(331,083)	15,067	(40,416)
Realized gain (loss) on investments	527,688	141,326	613,503	418,114	1,876,192	(6,881,550)	(35,391)	131,287
Change in unrealized gain (loss) on investments	17,367,722	535,939	616,391	17,919,804	1,028,864	11,151,631	160,573	1,958,989
Net gain (loss) on investments	17,895,410	677,265	1,229,894	18,337,918	2,905,056	4,270,081	125,182	2,090,276
Reinvested capital gains	3,542,648	370,679	119,367	3,796,198	5,242,003	12,970,972	130,381	-
Net increase (decrease) in contract owners’ equity resulting from operations	$21,384,711	1,056,398	1,359,591	30,931,690	8,073,389	16,909,970	270,630	2,049,860

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
Reinvested dividends	$483,346	7,397,758	3,020,123	75,692	43,693	1,112	149,645	33
Mortality and expense risk charges (note 2)	(417,483)	(1,646,838)	(1,424,037)	(6,567)	(15,065)	(2,896)	(169,181)	(22)
Net investment income (loss)	65,863	5,750,920	1,596,086	69,125	28,628	(1,784)	(19,536)	11
Realized gain (loss) on investments	(1,312,523)	(1,876,271)	(1,099,522)	(743)	99	(81,869)	114,046	(43)
Change in unrealized gain (loss) on investments	3,849,551	(3,306,061)	7,814,328	28,316	18,113	225,568	498,807	342
Net gain (loss) on investments	2,537,028	(5,182,332)	6,714,806	27,573	18,212	143,699	612,853	299
Reinvested capital gains	288,506	-	5,567,784	-	-	11,266	437,634	-
Net increase (decrease) in contract owners’ equity resulting from operations	$2,891,397	568,588	13,878,676	96,698	46,840	153,181	1,030,951	310

Investment Activity:	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
Reinvested dividends	$336,925	-	30,781	-	-	389,681	528,058	539,630
Mortality and expense risk charges (note 2)	(237,050)	(67,260)	(240,925)	(222,393)	(918)	(864,546)	(314,449)	(214,864)
Net investment income (loss)	99,875	(67,260)	(210,144)	(222,393)	(918)	(474,865)	213,609	324,766
Realized gain (loss) on investments	86,467	163,904	(527,815)	(15,024)	(6,584)	323,135	(88,918)	145,032
Change in unrealized gain (loss) on investments	284,904	563,225	2,095,074	2,204,699	34,988	10,222,603	2,977,265	780,631
Net gain (loss) on investments	371,371	727,129	1,567,259	2,189,675	28,404	10,545,738	2,888,347	925,663
Reinvested capital gains	-	683,909	1,579,235	2,168,599	-	2,694,175	374,032	-
Net increase (decrease) in contract owners’ equity resulting from operations	$471,246	1,343,778	2,936,350	4,135,881	27,486	12,765,048	3,475,988	1,250,429

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$1,169,974	816,512	15,946	121,040	1,508,748	11,505	-	-
Mortality and expense risk charges (note 2)	(1,712,347)	(1,880,235)	(6,883)	(143,405)	(2,831,242)	(72,834)	(1,517,736)	(145,240)
Net investment income (loss)	(542,373)	(1,063,723)	9,063	(22,365)	(1,322,494)	(61,329)	(1,517,736)	(145,240)
Realized gain (loss) on investments	9,260,073	(635,655)	3,933	25,910	13,057,985	(244,991)	(1,306,249)	245,559
Change in unrealized gain (loss) on investments	5,981,307	13,483,731	282,821	1,103,086	5,536,661	954,808	14,523,402	1,844,169
Net gain (loss) on investments	15,241,380	12,848,076	286,754	1,128,996	18,594,646	709,817	13,217,153	2,089,728
Reinvested capital gains	18,480,518	18,439,810	78,188	1,822,125	29,929,637	531,307	9,136,201	1,343,579
Net increase (decrease) in contract owners’ equity resulting from operations	$33,179,525	30,224,163	374,005	2,928,756	47,201,789	1,179,795	20,835,618	3,288,067

Investment Activity:	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
Reinvested dividends	$58,990	210,456	28,809	167,964	95,787	3,088,592	-	5,199,428
Mortality and expense risk charges (note 2)	(20,899)	(92,208)	(7,173)	(31,666)	(24,516)	(2,543,469)	(24)	(1,291,283)
Net investment income (loss)	38,091	118,248	21,636	136,298	71,271	545,123	(24)	3,908,145
Realized gain (loss) on investments	(7,696)	(121,219)	382	(43,052)	31,444	(9,101,876)	(489)	270,893
Change in unrealized gain (loss) on investments	107,139	544,338	130,238	620,476	456,762	29,568,535	237	2,905,154
Net gain (loss) on investments	99,443	423,119	130,620	577,424	488,206	20,466,659	(252)	3,176,047
Reinvested capital gains	-	-	76,704	507,353	240,599	5,896,850	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,534	541,367	228,960	1,221,075	800,076	26,908,632	(276)	7,084,192

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
Reinvested dividends	$-	621	26,864	611,081	1,231,899	117,022	-	183,757
Mortality and expense risk charges (note 2)	(1,784,952)	(88)	(5,275)	(94,602)	(180,363)	(20,165)	(1,339)	(149,358)
Net investment income (loss)	(1,784,952)	533	21,589	516,479	1,051,536	96,857	(1,339)	34,399
Realized gain (loss) on investments	4,210,081	(809)	6,255	(582,073)	(1,314,170)	(47,956)	2	118,786
Change in unrealized gain (loss) on investments	12,048,222	1,648	77,498	2,146,174	4,530,873	378,811	(2,261)	1,561,087
Net gain (loss) on investments	16,258,303	839	83,753	1,564,101	3,216,703	330,855	(2,259)	1,679,873
Reinvested capital gains	17,779,311	1,981	66,515	1,885,863	4,189,120	324,288	-	762,979
Net increase (decrease) in contract owners’ equity resulting from operations	$32,252,662	3,353	171,857	3,966,443	8,457,359	752,000	(3,598)	2,477,251

Investment Activity:	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$164,408	1,014	1,830,558	29,094	598,749	640,856	383,283	1,332,243
Mortality and expense risk charges (note 2)	(119,470)	(9,380)	(955,086)	(1,965,162)	(2,335,065)	(515,153)	(690,342)	(645,645)
Net investment income (loss)	44,938	(8,366)	875,472	(1,936,068)	(1,736,316)	125,703	(307,059)	686,598
Realized gain (loss) on investments	645,292	119,527	(189,654)	1,789,884	9,718,366	(1,752,298)	1,013,804	(145,115)
Change in unrealized gain (loss) on investments	926,686	359,970	3,935,450	28,255,755	33,319,039	9,455,308	5,913,644	2,429,740
Net gain (loss) on investments	1,571,978	479,497	3,745,796	30,045,639	43,037,405	7,703,010	6,927,448	2,284,625
Reinvested capital gains	277,055	130,202	-	11,323,419	9,940,454	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,893,971	601,333	4,621,268	39,432,990	51,241,543	7,828,713	6,620,389	2,971,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
Reinvested dividends	$2,178	730	21,831	-	7,539	6,869,596	6,603	4,171,006
Mortality and expense risk charges (note 2)	(313)	(334)	(95,488)	(807,203)	(1,076)	(5,632,433)	(8,910)	(4,389,130)
Net investment income (loss)	1,865	396	(73,657)	(807,203)	6,463	1,237,163	(2,307)	(218,124)
Realized gain (loss) on investments	3	(50)	178,383	1,536,946	(584)	22,306,709	(71,288)	11,947,954
Change in unrealized gain (loss) on investments	236	3,665	1,364,961	5,024,982	35,777	48,996,359	143,263	39,939,427
Net gain (loss) on investments	239	3,615	1,543,344	6,561,928	35,193	71,303,068	71,975	51,887,381
Reinvested capital gains	-	7,170	504,007	10,070,543	597	16,506,174	73,166	8,743,532
Net increase (decrease) in contract owners' equity resulting from operations	$2,104	11,181	1,973,694	15,825,268	42,253	89,046,405	142,834	60,412,789

Investment Activity:	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
Reinvested dividends	$66	319,943	117,892	386,139	71,555	29,904	9,816	351
Mortality and expense risk charges (note 2)	(16)	(199,759)	(37,436)	(149,436)	(18,045)	(5,376)	(3,997)	(273)
Net investment income (loss)	50	120,184	80,456	236,703	53,510	24,528	5,819	78
Realized gain (loss) on investments	16	33,076	145,967	101,484	16,430	(5,503)	1,397	1,073
Change in unrealized gain (loss) on investments	(104)	2,064,805	37,185	505,217	90,421	50,369	32,086	1,093
Net gain (loss) on investments	(88)	2,097,881	183,152	606,701	106,851	44,866	33,483	2,166
Reinvested capital gains	293	569,931	-	-	-	-	18,368	698
Net increase (decrease) in contract owners' equity resulting from operations	$255	2,787,996	263,608	843,404	160,361	69,394	57,670	2,942

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
Reinvested dividends	$33	24,621	4,053,106	10,707,476	3,228,199	61,082,488	1,934,122	106,521
Mortality and expense risk charges (note 2)	(27)	(10,329)	(2,701,013)	(3,409,373)	(933,849)	(46,178,151)	(994,294)	(43,868)
Net investment income (loss)	6	14,292	1,352,093	7,298,103	2,294,350	14,904,337	939,828	62,653
Realized gain (loss) on investments	154	7,491	(1,752,774)	(1,681,671)	756,609	16,390,010	(170,679)	34,669
Change in unrealized gain (loss) on investments	82	(27,293)	8,743,038	10,826,728	4,154,130	185,482,176	4,336,645	127,782
Net gain (loss) on investments	236	(19,802)	6,990,264	9,145,057	4,910,739	201,872,186	4,165,966	162,451
Reinvested capital gains	76	13,352	-	-	-	10,825,818	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$318	7,842	8,342,357	16,443,160	7,205,089	227,602,341	5,105,794	225,104

Investment Activity:	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
Reinvested dividends	$2,714,807	3,278,435	20,496	9,098,984	9,879	1,414	1,069	1,523,842
Mortality and expense risk charges (note 2)	(1,454,401)	(2,246,248)	(1,821)	(7,630,483)	(7,754)	(1,464)	(867)	(3,862,929)
Net investment income (loss)	1,260,406	1,032,187	18,675	1,468,501	2,125	(50)	202	(2,339,087)
Realized gain (loss) on investments	(94,822)	(1,003,869)	77	-	3,526	13	33	572,631
Change in unrealized gain (loss) on investments	5,316,997	3,587,210	696	-	134,296	6,190	24,111	29,595,239
Net gain (loss) on investments	5,222,175	2,583,341	773	-	137,822	6,203	24,144	30,167,870
Reinvested capital gains	-	-	-	-	11,026	-	-	6,911,023
Net increase (decrease) in contract owners' equity resulting from operations	$6,482,581	3,615,528	19,448	1,468,501	150,973	6,153	24,346	34,739,806

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$7,097,118	353,316	4,377,327	671,566	17,180,625	-	-	258,735
Mortality and expense risk charges (note 2)	(5,866,272)	(120,091)	(1,780,379)	(44,103)	(1,160,833)	(2,308,574)	(1,779,292)	(278,347)
Net investment income (loss)	1,230,846	233,225	2,596,948	627,463	16,019,792	(2,308,574)	(1,779,292)	(19,612)
Realized gain (loss) on investments	909,398	(18,929)	(21,367)	(104,926)	(1,428,375)	6,629,580	(5,070,783)	(388,170)
Change in unrealized gain (loss) on investments	58,109,471	848,581	11,102,949	(84,902)	(4,645,527)	2,119,857	10,786,045	4,700,681
Net gain (loss) on investments	59,018,869	829,652	11,081,582	(189,828)	(6,073,902)	8,749,437	5,715,262	4,312,511
Reinvested capital gains	18,700,573	1,203,772	14,974,105	246,664	5,625,297	44,016,105	29,545,635	1,343,193
Net increase (decrease) in contract owners' equity resulting from operations	$78,950,288	2,266,649	28,652,635	684,299	15,571,187	50,456,968	33,481,605	5,636,092

Investment Activity:	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$872,219	732,137	1,421,947	14,754	5,031,768	461,829	228,552	16,343
Mortality and expense risk charges (note 2)	(1,424,912)	(584,866)	(1,463,006)	(3,164)	(3,244,329)	(970,837)	(625,495)	(26,565)
Net investment income (loss)	(552,693)	147,271	(41,059)	11,590	1,787,439	(509,008)	(396,943)	(10,222)
Realized gain (loss) on investments	3,727,688	(1,076,756)	(1,423,079)	(27,080)	(6,544,540)	2,231,541	1,324,883	(81,247)
Change in unrealized gain (loss) on investments	16,388,068	11,769,139	23,025,386	38,668	9,982,958	9,171,508	5,204,244	339,592
Net gain (loss) on investments	20,115,756	10,692,383	21,602,307	11,588	3,438,418	11,403,049	6,529,127	258,345
Reinvested capital gains	5,912,227	-	-	114,157	40,213,968	5,862,075	3,343,833	200,511
Net increase (decrease) in contract owners' equity resulting from operations	$25,475,290	10,839,654	21,561,248	137,335	45,439,825	16,756,116	9,476,017	448,634

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
Reinvested dividends	$730,998	968,806	4,041,059	6,279,126	4,060,118	4,467,243	263,931	1,441,190
Mortality and expense risk charges (note 2)	(1,576,149)	(493,088)	(2,423,781)	(4,973,521)	(4,069,701)	(2,759,042)	(100,822)	(1,667,369)
Net investment income (loss)	(845,151)	475,718	1,617,278	1,305,605	(9,583)	1,708,201	163,109	(226,179)
Realized gain (loss) on investments	6,641,110	485,656	(1,850,167)	9,742,258	(4,385,492)	1,676,428	26,958	8,613,128
Change in unrealized gain (loss) on investments	5,270,364	3,284,602	18,104,147	4,696,528	16,051,245	(860,109)	103,335	16,498,962
Net gain (loss) on investments	11,911,474	3,770,258	16,253,980	14,438,786	11,665,753	816,319	130,293	25,112,090
Reinvested capital gains	11,257,304	4,051,728	17,876,349	96,430,002	68,289,238	16,421,785	-	5,358,500
Net increase (decrease) in contract owners' equity resulting from operations	$22,323,627	8,297,704	35,747,607	112,174,393	79,945,408	18,946,305	293,402	30,244,411

Investment Activity:	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
Reinvested dividends	$988,440	73,051	4,910,846	-	-	42,285	-	194,192
Mortality and expense risk charges (note 2)	(1,615,652)	(17,515)	(4,107,201)	(80,482)	(580,760)	(792,593)	(601,305)	(103,184)
Net investment income (loss)	(627,212)	55,536	803,645	(80,482)	(580,760)	(750,308)	(601,305)	91,008
Realized gain (loss) on investments	14,753,218	(30,301)	6,796,829	(128,166)	(293,111)	899,993	(2,453,956)	131,937
Change in unrealized gain (loss) on investments	6,215,676	720,030	43,237,510	290,025	158,252	5,795,975	6,559,275	1,338,309
Net gain (loss) on investments	20,968,894	689,729	50,034,339	161,859	(134,859)	6,695,968	4,105,319	1,470,246
Reinvested capital gains	4,631,916	146,201	11,573,711	1,667,975	10,937,783	6,641,946	4,811,073	-
Net increase (decrease) in contract owners' equity resulting from operations	$24,973,598	891,466	62,411,695	1,749,352	10,222,164	12,587,606	8,315,087	1,561,254

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$1,134,653	366,597	1,002,763	247,315	302,862	2,184,715	2,061,051	43,782,553
Mortality and expense risk charges (note 2)	(829,339)	(191,152)	(677,726)	(319,202)	(545,747)	(5,136,453)	(9,167,363)	(48,283,750)
Net investment income (loss)	305,314	175,445	325,037	(71,887)	(242,885)	(2,951,738)	(7,106,312)	(4,501,197)
Realized gain (loss) on investments	288,774	(40,710)	(276,655)	550,254	(2,764,139)	11,151,511	22,212,277	68,482,858
Change in unrealized gain (loss) on investments	9,173,147	1,593,391	4,857,869	(4,023,582)	(2,883,314)	57,377,842	45,928,624	333,113,418
Net gain (loss) on investments	9,461,921	1,552,681	4,581,214	(3,473,328)	(5,647,453)	68,529,353	68,140,901	401,596,276
Reinvested capital gains	-	645,702	1,907,829	7,373,925	11,286,911	28,599,372	84,344,657	301,949,354
Net increase (decrease) in contract owners' equity resulting from operations	$9,767,235	2,373,828	6,814,080	3,828,710	5,396,573	94,176,987	145,379,246	699,044,433

Investment Activity:	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
Reinvested dividends	$509,793	11,725,852	999,602	86,702	2,990,853	3,379,562	14,527,468	3,030,800
Mortality and expense risk charges (note 2)	(30,140)	(774,554)	(1,597,588)	(14,348)	(1,418,970)	(3,844,974)	(11,833,156)	(2,519,533)
Net investment income (loss)	479,653	10,951,298	(597,986)	72,354	1,571,883	(465,412)	2,694,312	511,267
Realized gain (loss) on investments	(50,840)	(1,279,662)	(2,940,718)	37,761	270,981	6,001,853	11,566,295	8,150,856
Change in unrealized gain (loss) on investments	(211,448)	(4,905,924)	(14,450,894)	374,499	14,103,605	6,156,457	137,277,218	8,211,447
Net gain (loss) on investments	(262,288)	(6,185,586)	(17,391,612)	412,260	14,374,586	12,158,310	148,843,513	16,362,303
Reinvested capital gains	92,297	2,114,428	38,288,355	5,375	186,217	39,910,116	31,932,459	13,735,105
Net increase (decrease) in contract owners' equity resulting from operations	$309,662	6,880,140	20,298,757	489,989	16,132,686	51,603,014	183,470,284	30,608,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
Reinvested dividends	$37,125,894	13,530,729	44,192,284	15,356,431	12,863,050	104,658,481	1,936,390	8,547,694
Mortality and expense risk charges (note 2)	(28,854,191)	(10,032,682)	(31,018,582)	(10,590,341)	(8,861,804)	(95,811,761)	(1,164,906)	(4,785,099)
Net investment income (loss)	8,271,703	3,498,047	13,173,702	4,766,090	4,001,246	8,846,720	771,484	3,762,595
Realized gain (loss) on investments	1,917,432	27,759,548	(7,335,634)	14,984,145	(7,016,871)	239,173,773	(1,159,082)	(3,759,725)
Change in unrealized gain (loss) on investments	248,897,323	28,438,358	117,026,588	23,432,868	36,829,703	430,187,040	8,365,664	26,174,829
Net gain (loss) on investments	250,814,755	56,197,906	109,690,954	38,417,013	29,812,832	669,360,813	7,206,582	22,415,104
Reinvested capital gains	58,306,944	63,771,904	184,325,769	36,823,064	11,665,066	436,261,026	5,368,736	29,993,449
Net increase (decrease) in contract owners' equity resulting from operations	$317,393,402	123,467,857	307,190,425	80,006,167	45,479,144	1,114,468,559	13,346,802	56,171,148

Investment Activity:	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
Reinvested dividends	$66,306,825	63,522,101	52,922,430	18,484,513	15,250,717	32,674,528	28,246,391	268,176
Mortality and expense risk charges (note 2)	(35,665,322)	(35,281,992)	(29,636,432)	(10,653,635)	(9,121,647)	(21,706,771)	(20,377,804)	(296,814)
Net investment income (loss)	30,641,503	28,240,109	23,285,998	7,830,878	6,129,070	10,967,757	7,868,587	(28,638)
Realized gain (loss) on investments	(1,981,561)	4,036,280	14,950,857	(2,290,779)	(5,114,554)	19,916,421	25,369,177	160,078
Change in unrealized gain (loss) on investments	154,317,605	149,304,239	103,875,699	44,640,433	40,579,434	69,396,569	95,168,035	1,743,424
Net gain (loss) on investments	152,336,044	153,340,519	118,826,556	42,349,654	35,464,880	89,312,990	120,537,212	1,903,502
Reinvested capital gains	218,064,619	174,592,903	130,413,547	35,297,950	11,535,298	90,328,521	100,446,388	323,936
Net increase (decrease) in contract owners' equity resulting from operations	$401,042,166	356,173,531	272,526,101	85,478,482	53,129,248	190,609,268	228,852,187	2,198,800

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
Reinvested dividends	$321,727	31,594,960	13,949,586	22,834,228	10,044,047	1,288,778	165	-
Mortality and expense risk charges (note 2)	(262,650)	(18,028,204)	(8,216,163)	(15,076,979)	(6,616,097)	(979,884)	(1,871)	(195)
Net investment income (loss)	59,077	13,566,756	5,733,423	7,757,249	3,427,950	308,894	(1,706)	(195)
Realized gain (loss) on investments	184,384	(1,590,354)	(646,208)	2,455,958	1,103,735	(604,713)	(186)	1,169
Change in unrealized gain (loss) on investments	2,178,595	100,775,677	48,519,717	97,522,121	34,475,295	1,743,415	22,928	1,599
Net gain (loss) on investments	2,362,979	99,185,323	47,873,509	99,978,079	35,579,030	1,138,702	22,742	2,768
Reinvested capital gains	318,413	45,052,410	10,531,251	25,216,214	9,752,788	-	4,452	814
Net increase (decrease) in contract owners' equity resulting from operations	$2,740,469	157,804,489	64,138,183	132,951,542	48,759,768	1,447,596	25,488	3,387

Investment Activity:	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
Reinvested dividends	$-	62,873	192,388	68,071	128,964	1,472,634	2,804	4,085
Mortality and expense risk charges (note 2)	(46,445)	(212,658)	(169,371)	(92,386)	(126,870)	(924,696)	(327)	(1,098)
Net investment income (loss)	(46,445)	(149,785)	23,017	(24,315)	2,094	547,938	2,477	2,987
Realized gain (loss) on investments	186,419	918,513	(19,587)	(39,041)	(30,694)	(24,819)	67	231
Change in unrealized gain (loss) on investments	412,095	1,735,274	860,094	408,299	655,547	167,188	3,187	15,815
Net gain (loss) on investments	598,514	2,653,787	840,507	369,258	624,853	142,369	3,254	16,046
Reinvested capital gains	227,134	837,518	291,956	327,239	305,396	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$779,203	3,341,520	1,155,480	672,182	932,343	690,307	5,731	19,033

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
Reinvested dividends	$11,502	2,412	1,171,318	303,656	10,282,094	10,492,945	5,304	530,319
Mortality and expense risk charges (note 2)	(3,022)	(309)	(676,541)	(255,264)	(5,784,826)	(5,527,189)	(571)	(196,352)
Net investment income (loss)	8,480	2,103	494,777	48,392	4,497,268	4,965,756	4,733	333,967
Realized gain (loss) on investments	979	(3)	(185,615)	(40,867)	(2,973,394)	(4,466,965)	(11,941)	(33,459)
Change in unrealized gain (loss) on investments	26,435	208	3,627,074	818,587	7,513,362	22,495,555	19,562	1,134,133
Net gain (loss) on investments	27,414	205	3,441,459	777,720	4,539,968	18,028,590	7,621	1,100,674
Reinvested capital gains	4,505	-	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$40,399	2,308	3,936,236	826,112	9,037,236	22,994,346	12,354	1,434,641

Investment Activity:	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$11,930	50,798	3,928	111,868	-	1,747	-	-
Mortality and expense risk charges (note 2)	(1,104)	(37,461)	(45,791)	(135,089)	(277,767)	(1,034)	(4,176,964)	(597)
Net investment income (loss)	10,826	13,337	(41,863)	(23,221)	(277,767)	713	(4,176,964)	(597)
Realized gain (loss) on investments	579	18,824	40,038	112,274	(1,808,071)	(3,218)	6,912,254	6,471
Change in unrealized gain (loss) on investments	20,633	395,272	504,044	1,695,273	2,319,589	13,239	46,488,399	36,774
Net gain (loss) on investments	21,212	414,096	544,082	1,807,547	511,518	10,021	53,400,653	43,245
Reinvested capital gains	-	217,089	397,786	14,357	3,438,461	31,345	12,324,903	-
Net increase (decrease) in contract owners' equity resulting from operations	$32,038	644,522	900,005	1,798,683	3,672,212	42,079	61,548,592	42,648

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$-	21,172	68,722	-	791	30,448	-	759
Mortality and expense risk charges (note 2)	(415,798)	(83,136)	(197,668)	(147,849)	(1,912)	(7,610)	(662)	(3,524)
Net investment income (loss)	(415,798)	(61,964)	(128,946)	(147,849)	(1,121)	22,838	(662)	(2,765)
Realized gain (loss) on investments	(1,990,985)	(384,362)	214,567	(904,592)	1,348	302	1,402	13,260
Change in unrealized gain (loss) on investments	4,901,599	1,106,322	3,254,670	2,127,142	25,198	(188,998)	8,145	26,132
Net gain (loss) on investments	2,910,614	721,960	3,469,237	1,222,550	26,546	(188,696)	9,547	39,392
Reinvested capital gains	-	-	340,644	-	9,023	188,784	4,819	30,229
Net increase (decrease) in contract owners' equity resulting from operations	$2,494,816	659,996	3,680,935	1,074,701	34,448	22,926	13,704	66,856

Investment Activity:	WFVSCG	WFVOG2	AMTP
Reinvested dividends	$-	-	285
Mortality and expense risk charges (note 2)	(1,498,591)	(192)	(50)
Net investment income (loss)	(1,498,591)	(192)	235
Realized gain (loss) on investments	4,022,919	(487)	585
Change in unrealized gain (loss) on investments	1,489,391	2,744	(2,350)
Net gain (loss) on investments	5,512,310	2,257	(1,765)
Reinvested capital gains	15,459,225	1,609	3,092
Net increase (decrease) in contract owners' equity resulting from operations	$19,472,944	3,674	1,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVBWB		ALVGIB		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$287,669,330	48,012,497	7,561	5,012	(20,197)	(34,204)	(3,073)	1,683
Realized gain (loss) on investments	624,926,283	903,559,124	(19,942)	(9,101)	221,641	556,652	(28,167)	(7,637)
Change in unrealized gain (loss) on investments	4,295,026,187	(7,183,273,744)	23,801	(50,299)	165,616	(1,334,184)	144,229	(111,862)
Reinvested capital gains	3,282,821,928	2,729,622,589	46,660	29,618	466,489	514,481	-	-
Net increase (decrease) in contract owners equity resulting from operations	8,490,443,728	(3,502,079,534)	58,080	(24,770)	833,549	(297,255)	112,989	(117,816)
Equity transactions:
Purchase payments received from contract owners’ (note 4)	3,434,033,211	3,332,836,301	-	-	21,988	24,455	403,246	452,845
Transfers between funds	-	-	(71,538)	(3,696)	(10,862)	(13,056)	127,175	263,234
Redemptions (notes 2, 3 and 4)	(5,314,983,070)	(5,137,288,422)	(20,497)	(88,463)	(399,054)	(388,722)	(21,362)	(1,397)
Adjustments to maintain reserves	(233,093)	277,245	(15)	(10)	(55)	(30)	(42)	-
Net equity transactions	(1,881,182,952)	(1,804,174,876)	(92,050)	(92,170)	(387,983)	(377,354)	509,017	714,682
Net change in contract owners' equity	6,609,260,776	(5,306,254,410)	(33,970)	(116,940)	445,566	(674,609)	622,006	596,866
Contract owners' equity beginning of period	48,895,196,042	54,201,450,452	357,099	474,039	3,972,318	4,646,927	596,866	-
Contract owners' equity end of period	$55,504,456,818	48,895,196,042	323,129	357,099	4,417,884	3,972,318	1,218,872	596,866
CHANGES IN UNITS:
Beginning units	3,251,297,853	3,312,790,557	24,863	30,764	139,338	151,189	78,022	-
Units purchased	545,542,130	471,155,538	12	1,645	3,676	18,845	79,128	85,638
Units redeemed	(627,696,805)	(532,648,242)	(5,766)	(7,546)	(15,633)	(30,696)	(18,789)	(7,616)
Ending units	3,169,143,178	3,251,297,853	19,109	24,863	127,381	139,338	138,361	78,022

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVDAB		ALVSVA		ALVSVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$752	682	(4,426)	(42,489)	1,388	315	(1,268,791)	(1,520,376)
Realized gain (loss) on investments	371	187	123,805	276,971	(41,753)	47,775	(3,789,502)	439,725
Change in unrealized gain (loss) on investments	5,982	(5,073)	1,626,256	(1,693,655)	81,145	(231,135)	10,377,766	(25,096,329)
Reinvested capital gains	59	69	16,293	20,238	83,869	72,676	10,839,184	8,634,531
Net increase (decrease) in contract owners' equity resulting from operations	7,164	(4,135)	1,761,928	(1,438,935)	124,649	(110,369)	16,158,657	(17,542,449)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	81,163	52,408	73,010	81,941	4,249,639	4,046,462
Transfers between funds	805	2,349	(250,118)	(559,040)	(144,068)	(83,099)	(1,087,700)	(3,511,982)
Redemptions (notes 2, 3 and 4)	(2,948)	(3,130)	(1,166,675)	(2,169,490)	(155,254)	(110,544)	(9,041,656)	(9,290,150)
Adjustments to maintain reserves	(1)	(13)	(174)	24	(25)	3	109	(235)
Net equity transactions	(2,144)	(793)	(1,335,804)	(2,676,098)	(226,337)	(111,699)	(5,879,608)	(8,755,906)
Net change in contract owners' equity	5,020	(4,928)	426,124	(4,115,033)	(101,688)	(222,068)	10,279,049	(26,298,355)
Contract owners' equity beginning of period	48,975	53,903	13,924,702	18,039,735	696,729	918,797	88,378,183	114,676,538
Contract owners' equity end of period	$53,995	48,975	14,350,826	13,924,702	595,041	696,729	98,657,232	88,378,183
CHANGES IN UNITS:
Beginning units	4,197	4,267	1,218,690	1,435,565	46,638	52,066	2,480,515	2,686,124
Units purchased	96	196	28,796	38,288	11,562	17,230	451,892	245,058
Units redeemed	(263)	(266)	(136,560)	(255,163)	(24,933)	(22,658)	(598,138)	(450,667)
Ending units	4,030	4,197	1,110,926	1,218,690	33,267	46,638	2,334,269	2,480,515

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALMCS		ARLPE3		AAEIP3		ACVIP1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,506)	(4,025)	(360)	-	281	301	39,101	39,724
Realized gain (loss) on investments	27,121	7,030	60	-	16	300	(1,890)	(26)
Change in unrealized gain (loss) on investments	28,498	(90,445)	19,067	-	3,451	(5,079)	107,557	(80,290)
Reinvested capital gains	36,993	54,815	734	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	89,106	(32,625)	19,501	-	3,748	(4,478)	144,768	(40,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	50,000	-	-	113,025	379,493
Transfers between funds	(2,406)	5,587	-	-	996	(2,343)	77,307	101,573
Redemptions (notes 2, 3 and 4)	(96,820)	(25,448)	-	-	(256)	(293)	(20,775)	(35,644)
Adjustments to maintain reserves	7	(4)	-	3	(4)	5	(13)	6
Net equity transactions	(99,219)	(19,866)	-	50,003	736	(2,632)	169,544	445,427
Net change in contract owners' equity	(10,113)	(52,491)	19,501	50,003	4,484	(7,110)	314,312	404,835
Contract owners' equity beginning of period	323,749	376,240	50,003	-	18,486	25,596	1,567,758	1,162,923
Contract owners' equity end of period	$313,636	323,749	69,504	50,003	22,970	18,486	1,882,070	1,567,758
CHANGES IN UNITS:
Beginning units	14,528	15,407	5,727	-	2,662	2,975	164,109	118,106
Units purchased	-	305	-	5,727	148	115	28,124	54,009
Units redeemed	(3,531)	(1,184)	-	-	(52)	(428)	(11,015)	(8,006)
Ending units	10,997	14,528	5,727	5,727	2,758	2,662	181,218	164,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVB		ACVCA		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$57,236	18,098	(423)	(406)	99,005	84,286	15,716	9,831
Realized gain (loss) on investments	1,032,579	1,248,626	439	725	747,998	790,680	104,491	209,046
Change in unrealized gain (loss) on investments	2,726,758	(2,785,551)	3,467	(2,256)	672,896	(3,106,831)	254,317	(774,609)
Reinvested capital gains	596,471	189,600	5,142	180	1,183,287	1,094,429	296,045	273,788
Net increase (decrease) in contract owners' equity resulting from operations	4,413,044	(1,329,227)	8,625	(1,757)	2,703,186	(1,137,436)	670,569	(281,944)
Equity transactions:
Purchase payments received from contract owners (note 4)	270,246	175,873	(2,747)	(363)	131,923	102,296	14,540	56,748
Transfers between funds	(328,394)	470,944	(2,669)	-	(322,475)	493,710	41,798	58,046
Redemptions (notes 2, 3 and 4)	(3,177,310)	(3,357,012)	3,231	(4,151)	(1,828,658)	(1,340,011)	(262,307)	(418,367)
Adjustments to maintain reserves	80	(167)	19	2,300	(32)	53	(33)	29
Net equity transactions	(3,235,378)	(2,710,362)	(2,166)	(2,214)	(2,019,242)	(743,953)	(206,002)	(303,545)
Net change in contract owners' equity	1,177,666	(4,039,589)	6,459	(3,971)	683,944	(1,881,389)	464,567	(585,489)
Contract owners' equity beginning of period	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140	3,108,648	3,694,137
Contract owners' equity end of period	$26,583,444	25,405,778	33,064	26,605	13,515,695	12,831,751	3,573,215	3,108,648
CHANGES IN UNITS:
Beginning units	685,780	753,983	-	-	578,960	610,024	113,996	124,007
Units purchased	17,935	35,053	(64)	-	20,725	44,837	4,298	5,890
Units redeemed	(97,393)	(103,256)	64	-	(100,911)	(75,901)	(10,916)	(15,901)
Ending units	606,322	685,780	-	-	498,774	578,960	107,378	113,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,615,794	2,901,475	(36)	(9)	86,999	19,616	516,439	(568,279)
Realized gain (loss) on investments	(7,344,659)	(7,207,810)	(45)	113	125,277	249,401	1,868,400	6,199,565
Change in unrealized gain (loss) on investments	20,172,194	(5,751,415)	1,228	(1,672)	1,219,366	(2,613,642)	17,862,198	(39,883,668)
Reinvested capital gains	-	-	342	493	1,106,312	756,816	16,631,278	10,516,053
Net increase (decrease) in contract owners' equity resulting from operations	14,443,329	(10,057,750)	1,489	(1,075)	2,537,954	(1,587,809)	36,878,315	(23,736,329)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,734,622	8,018,377	850	697	149,699	243,946	5,719,305	8,618,834
Transfers between funds	(10,290,806)	8,366,599	-	-	(446,786)	(864,388)	(9,643,269)	(6,110,681)
Redemptions (notes 2, 3 and 4)	(22,735,145)	(24,475,142)	(1,383)	(1,508)	(1,183,247)	(965,710)	(13,820,215)	(15,344,337)
Adjustments to maintain reserves	(58)	110	14	(12)	(43)	25	190	(34)
Net equity transactions	(28,291,387)	(8,090,056)	(519)	(824)	(1,480,377)	(1,586,128)	(17,743,989)	(12,836,218)
Net change in contract owners' equity	(13,848,058)	(18,147,806)	970	(1,899)	1,057,577	(3,173,937)	19,134,326	(36,572,547)
Contract owners' equity beginning of period	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673	141,824,493	178,397,040
Contract owners' equity end of period	$197,266,642	211,114,700	7,149	6,179	10,830,313	9,772,736	160,958,819	141,824,493
CHANGES IN UNITS:
Beginning units	16,102,403	16,760,938	-	-	458,528	517,510	5,609,467	6,044,690
Units purchased	1,623,583	3,490,174	-	-	33,479	41,024	555,288	602,173
Units redeemed	(3,721,317)	(4,148,709)	-	-	(92,040)	(100,006)	(1,164,361)	(1,037,396)
Ending units	14,004,669	16,102,403	-	-	399,967	458,528	5,000,394	5,609,467

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMVCB4		AMVBC4		AMVI4		AMVGS4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,913	1,485	7,176	1,443	3,536	1,476	(1,827)	(18)
Realized gain (loss) on investments	19	(61)	(8,346)	(4)	(1,229)	(21)	233	-
Change in unrealized gain (loss) on investments	17,979	(8,710)	37,753	(13,200)	74,566	(14,501)	63,210	540
Reinvested capital gains	-	-	36,940	-	13,775	-	10,790	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,911	(7,286)	73,523	(11,761)	90,648	(13,046)	72,406	522
Equity transactions:
Purchase payments received from contract owners (note 4)	13,810	126,516	384,916	216,953	134,536	308,136	-	145,247
Transfers between funds	-	-	(83,330)	2,133	(56,374)	61,730	320,909	-
Redemptions (notes 2, 3 and 4)	(4,271)	(1,225)	(32,690)	-	-	-	-	-
Adjustments to maintain reserves	(7)	2	(5)	(2)	(9)	1	(3)	(8)
Net equity transactions	9,532	125,292	268,891	219,084	78,153	369,867	320,906	145,239
Net change in contract owners’ equity	30,443	118,006	342,414	207,323	168,801	356,821	393,312	145,761
Contract owners’ equity beginning of period	118,006	-	207,323	-	356,821	-	145,761	-
Contract owners’ equity end of period	$148,449	118,006	549,737	207,323	525,622	356,821	539,073	145,761
CHANGES IN UNITS:
Beginning units	12,383	-	22,264	-	41,884	-	16,712	-
Units purchased	1,345	12,508	37,771	22,264	14,396	41,884	30,663	16,712
Units redeemed	(410)	(125)	(11,065)	-	(5,693)	-	-	-
Ending units	13,318	12,383	48,970	22,264	50,587	41,884	47,375	16,712

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	AFGF		AFHY		AVPAP2		AFGC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(32,541)	(72,260)	24,794	25,228	5,784,153	(1,640,169)	5,486	4,623
Realized gain (loss) on investments	278,682	327,349	4,086	(12,047)	7,554,193	12,512,742	5,294	266
Change in unrealized gain (loss) on investments	1,287,502	(1,361,317)	20,068	(32,457)	64,583,504	(88,710,918)	15,891	(8,086)
Reinvested capital gains	1,052,808	1,083,012	-	-	31,194,882	30,232,133	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,586,451	(23,216)	48,948	(19,276)	109,116,732	(47,606,212)	26,671	(3,197)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,631	5,250	2,460	4,135	3,850,569	5,563,251	490	594
Transfers between funds	(88,161)	-	57,298	8,508	(5,661,280)	(3,554,309)	(22,768)	-
Redemptions (notes 2, 3 and 4)	(902,662)	(1,493,953)	(13,518)	(348,341)	(53,769,934)	(64,390,413)	(47,142)	(35,647)
Adjustments to maintain reserves	(271)	(115)	(29)	(32)	(302)	40	114	27
Net equity transactions	(981,463)	(1,488,817)	46,211	(335,731)	(55,580,947)	(62,381,431)	(69,306)	(35,026)
Net change in contract owners’ equity	1,604,988	(1,512,033)	95,159	(355,007)	53,535,785	(109,987,643)	(42,635)	(38,223)
Contract owners’ equity beginning of period	9,262,157	10,774,190	408,370	763,377	698,288,757	808,276,400	646,379	684,602
Contract owners’ equity end of period	$10,867,145	9,262,157	503,529	408,370	751,824,542	698,288,757	603,744	646,379
CHANGES IN UNITS:
Beginning units	54,721	62,814	6,474	11,741	52,660,875	57,113,592	17,972	18,957
Units purchased	45	24	3,449	3,896	712,086	1,599,478	1,228	13
Units redeemed	(5,151)	(8,117)	(2,741)	(9,163)	(4,579,942)	(6,052,195)	(3,109)	(998)
Ending units	49,615	54,721	7,182	6,474	48,793,019	52,660,875	16,091	17,972

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	BRVED3		BRVHY3		BRVTR3		MLVGA3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$781,577	538,348	1,553,903	1,344,330	3,993,879	2,888,280	(1,297,423)	(2,930,326)
Realized gain (loss) on investments	3,668,505	4,407,565	(112,894)	(1,024,322)	339,629	(295,238)	(2,037,524)	2,038,078
Change in unrealized gain (loss) on investments	31,158,239	(40,364,295)	2,986,344	(1,535,712)	18,085,961	(8,016,626)	38,288,560	(46,294,503)
Reinvested capital gains	15,581,116	16,298,658	-	-	1,220,830	-	12,719,919	15,092,560
Net increase (decrease) in contract owners’ equity resulting from operations	51,189,437	(19,119,724)	4,427,353	(1,215,704)	23,640,299	(5,423,584)	47,673,532	(32,094,191)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,196,798	3,463,338	4,012,858	4,765,863	53,225,836	61,131,513	4,826,980	9,388,774
Transfers between funds	670,756	(13,092,120)	22,865,181	(9,140,347)	(2,507,430)	4,698,357	(12,065,769)	(9,567,002)
Redemptions (notes 2, 3 and 4)	(13,040,932)	(10,595,381)	(4,252,330)	(2,680,187)	(15,392,639)	(11,077,540)	(25,960,964)	(27,826,074)
Adjustments to maintain reserves	(404)	92	51	73	(685)	110	324	11
Net equity transactions	(10,173,782)	(20,224,072)	22,625,760	(7,054,598)	35,325,082	54,752,440	(33,199,429)	(28,004,292)
Net change in contract owners’ equity	41,015,655	(39,343,796)	27,053,113	(8,270,302)	58,965,381	49,328,856	14,474,103	(60,098,483)
Contract owners’ equity beginning of period	201,419,396	240,763,192	22,913,395	31,183,697	297,633,981	248,305,125	315,865,407	375,963,890
Contract owners’ equity end of period	$242,435,051	201,419,396	49,966,508	22,913,395	356,599,362	297,633,981	330,339,510	315,865,407
CHANGES IN UNITS:
Beginning units	17,237,659	18,794,597	2,224,850	2,888,766	30,210,417	24,686,644	20,772,328	22,494,782
Units purchased	1,851,615	1,363,536	4,751,354	4,999,736	8,297,527	8,522,116	777,100	1,144,523
Units redeemed	(2,569,165)	(2,920,474)	(2,701,337)	(5,663,652)	(4,897,652)	(2,998,343)	(2,800,466)	(2,866,977)
Ending units	16,520,109	17,237,659	4,274,867	2,224,850	33,610,292	30,210,417	18,748,962	20,772,328

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DVMCSS		DVSCS		DSIF		DSIFS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(377,026)	(441,136)	(378,098)	(521,491)	796,857	665,518	(10,809)	(129,502)
Realized gain (loss) on investments	(527,313)	(182,674)	1,870,302	4,740,391	10,795,996	12,264,225	10,093,791	10,675,558
Change in unrealized gain (loss) on investments	3,796,899	(9,294,649)	5,270,214	(15,917,127)	32,140,364	(29,584,102)	16,166,722	(21,362,236)
Reinvested capital gains	2,275,580	4,002,076	5,975,171	4,352,311	11,036,439	5,118,664	6,860,537	3,274,385
Net increase (decrease) in contract owners’ equity resulting from operations	5,168,140	(5,916,383)	12,737,589	(7,345,916)	54,769,656	(11,535,695)	33,110,241	(7,541,795)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,181,922	3,419,448	727,089	880,741	1,821,937	1,845,899	1,073,020	856,517
Transfers between funds	(320,658)	(2,412,706)	(731,981)	(158,078)	(3,921,658)	(3,557,544)	(5,030,114)	(7,050,018)
Redemptions (notes 2, 3 and 4)	(2,282,372)	(2,461,817)	(8,976,734)	(8,947,999)	(24,429,089)	(24,519,145)	(15,523,311)	(13,623,261)
Adjustments to maintain reserves	(43)	40	(511)	(73)	(2,467)	539	320	94
Net equity transactions	(421,151)	(1,455,036)	(8,982,137)	(8,225,410)	(26,531,277)	(26,230,252)	(19,480,085)	(19,816,669)
Net change in contract owners’ equity	4,746,989	(7,371,419)	3,755,452	(15,571,326)	28,238,379	(37,765,947)	13,630,156	(27,358,464)
Contract owners’ equity beginning of period	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681	120,468,689	147,827,153
Contract owners’ equity end of period	$33,147,670	28,400,681	68,747,841	64,992,389	223,875,113	195,636,734	134,098,845	120,468,689
CHANGES IN UNITS:
Beginning units	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488	4,135,263	4,741,553
Units purchased	378,657	457,139	145,078	228,828	57,670	60,251	228,217	237,751
Units redeemed	(410,169)	(574,291)	(371,668)	(430,002)	(439,381)	(463,982)	(794,287)	(844,041)
Ending units	2,526,416	2,557,928	1,588,614	1,815,204	2,915,046	3,296,757	3,569,193	4,135,263

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DSRG		DCAP		DCAPS		DVDLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$52,860	171,748	(41,613)	(20,944)	(534,615)	(508,097)	(11,400)	(13,416)
Realized gain (loss) on investments	1,377,602	1,511,319	(89,538)	186,732	(2,399,278)	428,131	(20,724)	24,615
Change in unrealized gain (loss) on investments	7,455,471	(10,565,838)	4,699,214	(5,389,509)	18,278,513	(19,390,741)	23,735	(388,974)
Reinvested capital gains	1,178,797	6,984,593	2,863,406	3,218,564	10,390,499	12,286,830	162,387	166,236
Net increase (decrease) in contract owners’ equity resulting from operations	10,064,730	(1,898,178)	7,431,469	(2,005,157)	25,735,119	(7,183,877)	153,998	(211,539)
Equity transactions:
Purchase payments received from contract owners (note 4)	216,926	215,004	227,218	277,822	774,157	881,738	1,374	1,091
Transfers between funds	(102,715)	(428,149)	(591,607)	(170,131)	(3,417,900)	(6,185,419)	(66,711)	54,468
Redemptions (notes 2, 3 and 4)	(3,669,305)	(3,688,123)	(2,463,890)	(1,522,521)	(10,792,495)	(11,202,466)	(45,985)	(42,229)
Adjustments to maintain reserves	210	(12)	(440)	(13)	117	(69)	(74)	(1)
Net equity transactions	(3,554,884)	(3,901,280)	(2,828,719)	(1,414,844)	(13,436,121)	(16,506,216)	(111,396)	13,328
Net change in contract owners’ equity	6,509,846	(5,799,458)	4,602,750	(3,420,001)	12,298,998	(23,690,093)	42,602	(198,211)
Contract owners’ equity beginning of period	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423	797,671	995,882
Contract owners’ equity end of period	$38,792,373	32,282,527	27,411,426	22,808,676	92,175,328	79,876,330	840,273	797,671
CHANGES IN UNITS:
Beginning units	729,093	811,429	835,497	883,156	3,195,645	3,794,414	37,666	37,554
Units purchased	9,842	6,028	13,670	17,691	247,357	133,386	1,424	5,055
Units redeemed	(78,004)	(88,364)	(101,610)	(65,350)	(681,526)	(732,155)	(5,782)	(4,943)
Ending units	660,931	729,093	747,557	835,497	2,761,476	3,195,645	33,308	37,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DGI		CHSMM		CLVHY2		DWVVLS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(33,475)	(75,628)	51,806	37,433	258,043	116,577	24,488	17,031
Realized gain (loss) on investments	710,612	763,346	-	-	(32,063)	(17,915)	20,077	9,773
Change in unrealized gain (loss) on investments	981,180	(2,654,626)	-	-	462,870	(259,535)	231,936	(229,654)
Reinvested capital gains	1,462,853	1,283,614	-	-	-	-	166,089	113,066
Net increase (decrease) in contract owners’ equity resulting from operations	3,121,170	(683,294)	51,806	37,433	688,850	(160,873)	442,590	(89,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	143,836	206,133	354,637	-	1,173,796	941,386	83,215	426,502
Transfers between funds	(343,645)	(173,607)	350,926	1,635,188	7,028,508	512,113	(119,935)	543,622
Redemptions (notes 2, 3 and 4)	(1,245,027)	(1,589,835)	(452,502)	(1,519,027)	(524,344)	(159,782)	(88,082)	(79,309)
Adjustments to maintain reserves	21	(81)	131	(321)	(88)	(7)	24	(21)
Net equity transactions	(1,444,815)	(1,557,391)	253,192	115,840	7,677,872	1,293,711	(124,778)	890,794
Net change in contract owners’ equity	1,676,355	(2,240,685)	304,998	153,273	8,366,722	1,132,838	317,812	801,010
Contract owners’ equity beginning of period	11,876,919	14,117,604	5,092,814	4,939,541	2,889,165	1,756,327	2,361,387	1,560,377
Contract owners’ equity end of period	$13,553,274	11,876,919	5,397,812	5,092,814	11,255,887	2,889,165	2,679,199	2,361,387
CHANGES IN UNITS:
Beginning units	442,636	494,849	514,302	503,857	299,403	172,298	145,302	92,725
Units purchased	6,680	17,985	328,768	525,539	1,238,925	171,486	8,803	63,557
Units redeemed	(52,962)	(70,198)	(303,689)	(515,094)	(523,306)	(44,381)	(15,631)	(10,980)
Ending units	396,354	442,636	539,381	514,302	1,015,022	299,403	138,474	145,302

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	DWVSVS		ETVFR		FVU2S		FQB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(446,215)	(605,644)	2,007,350	1,499,161	2,828	(2,689)	81,334	98,361
Realized gain (loss) on investments	779,641	827,868	58,158	651,715	57	(65)	(22,885)	(64,112)
Change in unrealized gain (loss) on investments	7,604,064	(15,227,262)	1,839,155	(3,696,557)	87,285	(46,762)	317,598	(149,281)
Reinvested capital gains	4,715,968	4,256,704	-	-	-	-	190	-
Net increase (decrease) in contract owners’ equity resulting from operations	12,653,458	(10,748,334)	3,904,663	(1,545,681)	90,170	(49,516)	376,237	(115,032)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,848,265	6,000,712	4,350,576	11,478,732	2,494	1,525	20,562	37,690
Transfers between funds	(2,277,936)	(3,965,886)	(7,616,127)	14,604,066	19,873	580,581	(21,742)	(250,863)
Redemptions (notes 2, 3 and 4)	(4,624,912)	(3,675,281)	(6,436,803)	(5,711,864)	(27,079)	(37,062)	(546,431)	(762,288)
Adjustments to maintain reserves	(460)	16	8,624	(10,055)	(32)	28	(52)	5
Net equity transactions	(1,055,043)	(1,640,440)	(9,693,730)	20,360,879	(4,744)	545,072	(547,663)	(975,456)
Net change in contract owners’ equity	11,598,415	(12,388,774)	(5,789,067)	18,815,198	85,426	495,556	(171,426)	(1,090,488)
Contract owners’ equity beginning of period	48,439,903	60,828,677	74,687,662	55,872,464	495,556	-	4,947,178	6,037,666
Contract owners’ equity end of period	$60,038,318	48,439,903	68,898,595	74,687,662	580,982	495,556	4,775,752	4,947,178
CHANGES IN UNITS:
Beginning units	3,576,288	3,677,512	7,168,898	5,278,077	54,758	-	311,338	372,687
Units purchased	1,114,377	748,972	1,523,616	3,954,744	2,565	58,491	18,867	14,527
Units redeemed	(1,173,235)	(850,196)	(2,417,523)	(2,063,923)	(3,012)	(3,733)	(51,759)	(75,876)
Ending units	3,517,430	3,576,288	6,274,991	7,168,898	54,311	54,758	278,446	311,338

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FQBS		FEMS2		FC2		FEIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$200,088	248,814	(1,908)	3,044	(25,755)	-	1,692,492	2,430,050
Realized gain (loss) on investments	(46,863)	(206,676)	318,771	(1,665)	6,264	-	(287,123)	(2,461,075)
Change in unrealized gain (loss) on investments	1,022,190	(464,573)	751,782	(264,336)	712,851	-	41,589,850	(39,778,728)
Reinvested capital gains	625	-	-	-	-	-	17,158,685	13,534,654
Net increase (decrease) in contract owners’ equity resulting from operations	1,176,040	(422,435)	1,068,645	(262,957)	693,360	-	60,153,904	(26,275,099)
Equity transactions:
Purchase payments received from contract owners (note 4)	23,521	107,692	2,103,423	1,212,902	6,486,940	-	1,881,713	3,164,930
Transfers between funds	(285,597)	(640,694)	2,385,232	1,783,483	3,983,586	-	(4,812,294)	(5,826,018)
Redemptions (notes 2, 3 and 4)	(1,387,888)	(1,881,553)	(302,829)	(30,014)	(80,413)	-	(27,936,449)	(32,592,694)
Adjustments to maintain reserves	(141)	(45)	(109)	(26)	(51)	-	(220)	1,281
Net equity transactions	(1,650,105)	(2,414,600)	4,185,717	2,966,345	10,390,062	-	(30,867,250)	(35,252,501)
Net change in contract owners’ equity	(474,065)	(2,837,035)	5,254,362	2,703,388	11,083,422	-	29,286,654	(61,527,600)
Contract owners’ equity beginning of period	16,238,610	19,075,645	2,703,388	-	-	-	245,903,463	307,431,063
Contract owners’ equity end of period	$15,764,545	16,238,610	7,957,750	2,703,388	11,083,422	-	275,190,117	245,903,463
CHANGES IN UNITS:
Beginning units	1,167,224	1,339,808	328,114	-	-	-	3,475,394	3,943,755
Units purchased	47,214	46,209	1,258,556	345,624	280,639	-	32,202	44,825
Units redeemed	(160,178)	(218,793)	(827,640)	(17,510)	(8,815)	-	(428,437)	(513,186)
Ending units	1,054,260	1,167,224	759,030	328,114	271,824	-	3,079,159	3,475,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FVSS2		FHIP		FAMP		FB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$67	(41,456)	1,394,752	1,659,432	342,851	275,552	1,558,145	96,718
Realized gain (loss) on investments	289,174	332,339	(393,199)	(147,736)	181,209	(709,692)	1,195,420	1,118,749
Change in unrealized gain (loss) on investments	621,534	(1,642,487)	3,765,049	(3,327,761)	9,212,432	(8,812,378)	77,730,304	(44,377,897)
Reinvested capital gains	488,669	262,800	-	-	3,731,035	3,209,936	21,546,765	17,121,835
Net increase (decrease) in contract owners’ equity resulting from operations	1,399,444	(1,088,804)	4,766,602	(1,816,065)	13,467,527	(6,036,582)	102,030,634	(26,040,595)
Equity transactions:
Purchase payments received from contract owners (note 4)	96,782	32,449	555,725	663,470	571,281	924,400	138,155,428	111,858,100
Transfers between funds	(65,388)	(174,090)	(25,113)	(713,776)	(696,858)	(1,238,192)	25,217,414	17,411,622
Redemptions (notes 2, 3 and 4)	(920,819)	(459,049)	(4,488,734)	(5,664,600)	(10,186,594)	(11,708,861)	(21,606,372)	(14,346,905)
Adjustments to maintain reserves	(42)	135	(19)	(72)	(619)	139	1,227	(1,450)
Net equity transactions	(889,467)	(600,555)	(3,958,141)	(5,714,979)	(10,312,790)	(12,022,513)	141,767,697	114,921,367
Net change in contract owners’ equity	509,977	(1,689,359)	808,461	(7,531,044)	3,154,737	(18,059,095)	243,798,331	88,880,772
Contract owners’ equity beginning of period	4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826
Contract owners’ equity end of period	$5,213,386	4,703,409	37,133,888	36,325,427	87,733,463	84,578,726	641,316,929	397,518,598
CHANGES IN UNITS:
Beginning units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784
Units purchased	7,398	2,686	80,640	101,970	16,072	32,076	14,636,901	12,130,249
Units redeemed	(31,957)	(18,870)	(189,594)	(255,295)	(225,886)	(289,155)	(3,422,206)	(2,655,346)
Ending units	126,904	151,463	912,609	1,021,563	1,652,739	1,862,553	46,535,382	35,320,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	FNRS2		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,141	(811,236)	735,428	1,426,060	32,723	7,996	1,139,449	(206,607)
Realized gain (loss) on investments	(5,619,277)	(25,823)	4,361,002	5,139,766	20,246	45,923	3,214,681	5,460,195
Change in unrealized gain (loss) on investments	10,378,292	(20,975,884)	40,048,524	(49,613,070)	400,445	(443,305)	17,556,636	(26,102,773)
Reinvested capital gains	42,282	83,754	19,123,335	14,100,291	201,406	135,453	10,164,867	7,001,858
Net increase (decrease) in contract owners’ equity resulting from operations	4,916,438	(21,729,189)	64,268,289	(28,946,953)	654,820	(253,933)	32,075,633	(13,847,327)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,047,920	4,026,524	12,034,054	13,592,671	44,106	62,426	12,869,654	9,521,640
Transfers between funds	(1,379,579)	91,368	(7,908,080)	(7,598,687)	127,427	339,387	11,270,056	1,817,392
Redemptions (notes 2, 3 and 4)	(7,046,678)	(9,016,858)	(29,592,328)	(24,940,460)	(257,892)	(604,627)	(24,077,768)	(22,756,523)
Adjustments to maintain reserves	546	(868)	(857)	850	(92)	(805)	(171)	203
Net equity transactions	(5,377,791)	(4,899,834)	(25,467,211)	(18,945,626)	(86,451)	(203,618)	61,771	(11,417,288)
Net change in contract owners’ equity	(461,353)	(26,629,023)	38,801,078	(47,892,579)	568,369	(457,551)	32,137,404	(25,264,615)
Contract owners’ equity beginning of period	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150	229,569,311	254,833,926
Contract owners’ equity end of period	$61,199,263	61,660,616	301,864,078	263,063,000	5,019,968	4,451,599	261,706,715	229,569,311
CHANGES IN UNITS:
Beginning units	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966	14,151,513	14,831,606
Units purchased	836,577	6,618,436	1,129,697	951,630	27,445	35,212	1,851,400	1,274,206
Units redeemed	(1,269,554)	(6,921,379)	(2,027,006)	(1,648,405)	(31,804)	(45,180)	(1,883,163)	(1,954,299)
Ending units	4,651,695	5,084,672	9,856,666	10,753,975	286,639	290,998	14,119,750	14,151,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$45,728	8,956	1,191,560	(1,050,146)	80,399	(11,834)	95,768	(371,147)
Realized gain (loss) on investments	102,549	344,974	10,103,519	15,114,450	363,304	621,571	642,056	1,403,270
Change in unrealized gain (loss) on investments	850,711	(1,352,360)	33,431,865	(60,188,294)	1,629,073	(2,131,261)	9,986,751	(9,147,520)
Reinvested capital gains	492,601	308,057	22,189,642	14,371,284	424,168	342,307	2,342,284	1,773,016
Net increase (decrease) in contract owners' equity resulting from operations	1,491,589	(690,373)	66,916,586	(31,752,706)	2,496,944	(1,179,217)	13,066,859	(6,342,381)
Equity transactions:
Purchase payments received from contract owners (note 4)	250,743	184,722	4,358,055	4,850,225	757,846	925,011	4,902,139	3,969,084
Transfers between funds	146,441	900,717	(717,213)	(9,066,291)	366,010	36,865	520,483	(1,402,694)
Redemptions (notes 2, 3 and 4)	(2,114,725)	(1,092,601)	(46,742,011)	(46,183,840)	(1,303,919)	(1,841,177)	(7,184,811)	(7,439,666)
Adjustments to maintain reserves	(64)	22	(16)	414	1	(17)	(336)	142
Net equity transactions	(1,717,605)	(7,140)	(43,101,185)	(50,399,492)	(180,062)	(879,318)	(1,762,525)	(4,873,133)
Net change in contract owners' equity	(226,016)	(697,513)	23,815,401	(82,152,198)	2,316,882	(2,058,535)	11,304,334	(11,215,514)
Contract owners' equity beginning of period	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745	59,876,306	71,091,820
Contract owners' equity end of period	$8,546,905	8,772,921	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306
CHANGES IN UNITS:
Beginning units	567,701	568,630	22,418,899	25,198,593	707,650	760,388	3,356,498	3,607,721
Units purchased	39,661	100,860	1,022,265	873,369	96,957	92,356	373,317	364,619
Units redeemed	(140,421)	(101,789)	(3,327,547)	(3,653,063)	(110,340)	(145,094)	(474,210)	(615,842)
Ending units	466,941	567,701	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGP		FG2		FIGBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,272,130	(3,658,480)	(4,168,574)	(4,368,236)	(5,924,342)	(5,948,665)	185,413	129,761
Realized gain (loss) on investments	1,230,094	3,872,401	31,640,192	29,599,018	6,112,922	14,118,539	16,513	(199,311)
Change in unrealized gain (loss) on investments	58,950,274	(49,791,435)	56,539,514	(82,860,360)	81,987,671	(66,693,541)	795,511	(286,813)
Reinvested capital gains	31,114,208	15,255,804	24,159,048	55,285,394	24,651,354	51,928,807	-	83,100
Net increase (decrease) in contract owners' equity resulting from operations	99,566,706	(34,321,710)	108,170,180	(2,344,184)	106,827,605	(6,594,860)	997,437	(273,263)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,327,713	91,715,624	3,255,207	4,816,054	30,514,729	30,284,344	192,959	258,381
Transfers between funds	27,321,875	(8,428,242)	(5,074,480)	(2,760,126)	(11,164,255)	(20,046,126)	2,289,414	63,689
Redemptions (notes 2, 3 and 4)	(14,420,418)	(10,522,400)	(39,481,277)	(40,526,034)	(39,725,779)	(26,874,922)	(1,597,976)	(1,726,094)
Adjustments to maintain reserves	5,141	(35,799)	490	809	(973)	903	588	(31)
Net equity transactions	124,234,311	72,729,183	(41,300,060)	(38,469,297)	(20,376,278)	(16,635,802)	884,985	(1,404,054)
Net change in contract owners' equity	223,801,017	38,407,473	66,870,120	(40,813,481)	86,451,327	(23,230,662)	1,882,422	(1,677,317)
Contract owners' equity beginning of period	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954	12,148,683	13,826,000
Contract owners' equity end of period	$526,717,527	302,916,510	413,686,212	346,816,092	426,854,619	340,403,292	14,031,105	12,148,683
CHANGES IN UNITS:
Beginning units	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767	827,555	923,643
Units purchased	13,586,112	8,693,610	42,988	93,834	1,898,725	2,325,940	223,214	80,710
Units redeemed	(4,200,212)	(3,005,619)	(343,318)	(407,098)	(2,432,707)	(2,803,339)	(165,866)	(176,798)
Ending units	35,508,567	26,122,667	2,727,202	3,027,532	10,118,386	10,652,368	884,903	827,555

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FIGBP2		FMCS		FMC2		FOP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,392,999	6,092,097	(88,717)	(146,225)	(2,048,750)	(3,108,389)	185,981	97,501
Realized gain (loss) on investments	(1,833,859)	(423,542)	16,259	277,996	132,747	6,906,338	264,456	583,232
Change in unrealized gain (loss) on investments	46,333,027	(22,436,181)	1,429,815	(4,648,257)	19,921,547	(67,955,807)	9,153,417	(9,512,953)
Reinvested capital gains	-	3,764,870	1,844,366	1,649,105	27,098,459	24,078,372	1,802,471	-
Net increase (decrease) in contract owners' equity resulting from operations	53,892,167	(13,002,756)	3,201,723	(2,867,381)	45,104,003	(40,079,486)	11,406,325	(8,832,220)
Equity transactions:
Purchase payments received from contract owners (note 4)	132,763,863	104,705,171	328,352	357,970	2,308,149	2,745,048	395,313	496,135
Transfers between funds	11,953,340	30,211,044	(438,821)	(159,920)	2,963,502	(10,241,755)	(574,556)	(573,300)
Redemptions (notes 2, 3 and 4)	(44,651,860)	(44,401,048)	(1,817,718)	(1,625,120)	(25,682,161)	(27,368,233)	(4,721,758)	(5,170,902)
Adjustments to maintain reserves	139	378,319	(12)	115	(651)	619	(562)	721
Net equity transactions	100,065,482	90,893,487	(1,928,199)	(1,426,955)	(20,411,161)	(34,864,320)	(4,901,563)	(5,247,347)
Net change in contract owners' equity	153,957,649	77,890,731	1,273,524	(4,294,336)	24,692,842	(74,943,806)	6,504,762	(14,079,567)
Contract owners' equity beginning of period	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497	45,749,053	59,828,620
Contract owners' equity end of period	$815,002,840	661,045,191	16,601,354	15,327,830	235,370,533	210,677,691	52,253,815	45,749,053
CHANGES IN UNITS:
Beginning units	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254	1,502,540	1,652,970
Units purchased	13,922,740	11,416,148	23,514	40,715	657,473	220,584	23,245	28,094
Units redeemed	(7,565,731)	(5,344,484)	(118,209)	(107,985)	(1,101,546)	(979,096)	(165,712)	(178,524)
Ending units	51,919,394	45,562,385	763,210	857,905	5,073,669	5,517,742	1,360,073	1,502,540

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FO2		FVSS		FRESS2		FTVIS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(53,347)	(185,494)	8,454	(19,852)	10,330	77,301	8,797,574	7,851,291
Realized gain (loss) on investments	527,688	1,128,172	141,326	197,080	613,503	(97,554)	418,114	3,671,899
Change in unrealized gain (loss) on investments	17,367,722	(17,141,232)	535,939	(1,148,924)	616,391	(447,000)	17,919,804	(25,548,526)
Reinvested capital gains	3,542,648	-	370,679	194,281	119,367	134,840	3,796,198	-
Net increase (decrease) in contract owners' equity resulting from operations	21,384,711	(16,198,554)	1,056,398	(777,415)	1,359,591	(332,413)	30,931,690	(14,025,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,979,850	7,061,714	36,299	29,638	2,800,441	1,623,592	7,134,017	8,904,876
Transfers between funds	(5,116,469)	2,097,976	(106,393)	(176,921)	1,034,777	1,497,191	(8,371,904)	(10,914,189)
Redemptions (notes 2, 3 and 4)	(8,761,465)	(9,250,324)	(504,069)	(318,355)	(729,367)	(257,655)	(20,732,607)	(23,091,663)
Adjustments to maintain reserves	(1,005)	861	(104)	(21)	(111)	(38)	21	(74)
Net equity transactions	(8,899,089)	(89,773)	(574,267)	(465,659)	3,105,740	2,863,090	(21,970,473)	(25,101,050)

Net change in contract owners' equity	12,485,622	(16,288,327)	482,131	(1,243,074)	4,465,331	2,530,677	8,961,217	(39,126,386)
Contract owners' equity beginning of period	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349	225,408,877	264,535,263
Contract owners' equity end of period	$97,608,720	85,123,098	3,882,954	3,400,823	9,190,357	4,725,026	234,370,094	225,408,877
CHANGES IN UNITS:
Beginning units	3,960,462	3,943,518	152,249	169,584	412,769	175,387	14,462,828	16,047,838
Units purchased	512,929	777,969	17,775	4,368	864,013	333,010	1,209,923	1,609,945
Units redeemed	(849,688)	(761,025)	(39,027)	(21,703)	(609,945)	(95,628)	(2,510,195)	(3,194,955)
Ending units	3,623,703	3,960,462	130,997	152,249	666,837	412,769	13,162,556	14,462,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVRD2		FTVSV2		FTVMD2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(73,670)	(71,591)	(331,083)	(528,940)	15,067	23,511	(40,416)	(66,774)
Realized gain (loss) on investments	1,876,192	2,444,711	(6,881,550)	2,882,734	(35,391)	(7,094)	131,287	(107,114)
Change in unrealized gain (loss) on investments	1,028,864	(6,696,720)	11,151,631	(27,725,338)	160,573	(175,665)	1,958,989	(1,878,357)
Reinvested capital gains	5,242,003	2,186,578	12,970,972	13,498,029	130,381	15,296	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,073,389	(2,137,022)	16,909,970	(11,873,515)	270,630	(143,952)	2,049,860	(2,052,245)
Equity transactions:
Purchase payments received from contract owners (note 4)	142,778	519,242	439,586	517,193	131,769	94,904	81,300	132,680
Transfers between funds	(1,265,188)	(610,271)	(1,351,421)	(3,194,060)	(45,630)	68,524	(292,128)	(2,144,714)
Redemptions (notes 2, 3 and 4)	(3,756,813)	(3,547,719)	(8,868,280)	(11,332,861)	(58,088)	(13,887)	(816,812)	(1,984,985)
Adjustments to maintain reserves	53	59	(28)	(28)	4	6	(195)	27
Net equity transactions	(4,879,170)	(3,638,689)	(9,780,143)	(14,009,757)	28,055	149,547	(1,027,835)	(3,996,993)
Net change in contract owners' equity	3,194,219	(5,775,711)	7,129,827	(25,883,272)	298,685	5,595	1,022,025	(6,049,238)
Contract owners' equity beginning of period	31,173,227	36,948,938	71,704,660	97,587,932	1,125,008	1,119,413	8,750,560	14,799,798
Contract owners' equity end of period	$34,367,446	31,173,227	78,834,487	71,704,660	1,423,693	1,125,008	9,772,585	8,750,560
CHANGES IN UNITS:
Beginning units	1,023,109	1,134,416	2,065,774	2,409,787	90,901	79,914	889,456	1,248,611
Units purchased	18,544	49,477	167,079	103,738	14,839	12,936	84,418	78,498
Units redeemed	(156,908)	(160,784)	(413,179)	(447,751)	(12,803)	(1,949)	(178,037)	(437,653)
Ending units	884,745	1,023,109	1,819,674	2,065,774	92,937	90,901	795,837	889,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVSI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$65,863	384,443	5,750,920	(1,810,659)	1,596,086	1,311,414	69,125	28,070
Realized gain (loss) on investments	(1,312,523)	(1,089,557)	(1,876,271)	(1,945,731)	(1,099,522)	363,722	(743)	(4,219)
Change in unrealized gain (loss) on investments	3,849,551	(5,020,502)	(3,306,061)	4,193,318	7,814,328	(14,122,207)	28,316	(46,307)
Reinvested capital gains	288,506	-	-	-	5,567,784	2,282,402	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,891,397	(5,725,616)	568,588	436,928	13,878,676	(10,164,669)	96,698	(22,456)
Equity transactions:
Purchase payments received from contract owners (note 4)	120,907	255,695	1,864,745	4,545,353	3,133,185	3,678,415	-	102
Transfers between funds	742,839	646,914	(3,481,159)	(1,665,736)	(1,514,091)	(6,024,110)	263,985	656,070
Redemptions (notes 2, 3 and 4)	(3,085,813)	(5,035,008)	(9,259,359)	(11,963,722)	(8,166,311)	(8,967,104)	(26,401)	(24,251)
Adjustments to maintain reserves	(324)	(50)	(50)	(28)	164	68	(11)	(2)
Net equity transactions	(2,222,391)	(4,132,449)	(10,875,823)	(9,084,133)	(6,547,053)	(11,312,730)	237,573	631,919
Net change in contract owners' equity	669,006	(9,858,065)	(10,307,235)	(8,647,205)	7,331,623	(21,477,399)	334,271	609,463
Contract owners' equity beginning of period	27,658,651	37,516,716	109,604,497	118,251,702	79,605,946	101,083,345	1,183,956	574,493
Contract owners' equity end of period	$28,327,657	27,658,651	99,297,262	109,604,497	86,937,569	79,605,946	1,518,227	1,183,956
CHANGES IN UNITS:
Beginning units	1,368,003	1,553,378	11,681,077	12,642,442	6,404,078	7,228,922	112,176	53,163
Units purchased	96,404	87,970	830,317	1,504,980	414,497	504,575	24,140	63,085
Units redeemed	(199,264)	(273,345)	(1,968,998)	(2,466,345)	(896,032)	(1,329,419)	(2,620)	(4,072)
Ending units	1,265,143	1,368,003	10,542,396	11,681,077	5,922,543	6,404,078	133,696	112,176

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVMSAS		GVSSCS		GVGMNS		RSRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$28,628	8,261	(1,784)	(939)	(19,536)	(92,856)	11	(13)
Realized gain (loss) on investments	99	(23)	(81,869)	6,749	114,046	100,624	(43)	(4)
Change in unrealized gain (loss) on investments	18,113	(23,081)	225,568	(238,281)	498,807	(867,957)	342	(1,169)
Reinvested capital gains	-	-	11,266	122,204	437,634	187,052	-	785
Net increase (decrease) in contract owners' equity resulting from operations	46,840	(14,843)	153,181	(110,267)	1,030,951	(673,137)	310	(401)
Equity transactions:
Purchase payments received from contract owners (note 4)	339,886	379,442	39,328	115,835	101,290	549,220	-	5,646
Transfers between funds	834,670	66,924	(204,957)	280,065	(1,579,720)	2,182,867	657	(10)
Redemptions (notes 2, 3 and 4)	(27,188)	(330)	(169,368)	(155,196)	(812,029)	(651,391)	-	-
Adjustments to maintain reserves	(22)	(7)	5	3	(158)	19	2	(1)
Net equity transactions	1,147,346	446,030	(334,992)	240,707	(2,290,617)	2,080,714	659	5,634
Net change in contract owners' equity	1,194,186	431,187	(181,811)	130,440	(1,259,666)	1,407,577	969	5,233
Contract owners' equity beginning of period	431,187	-	725,767	595,327	11,743,331	10,335,754	5,233	-
Contract owners' equity end of period	$1,625,373	431,187	543,956	725,767	10,483,665	11,743,331	6,202	5,233
CHANGES IN UNITS:
Beginning units	45,915	-	45,953	34,198	1,013,151	837,816	565	-
Units purchased	118,159	45,950	5,594	23,441	42,841	269,929	90	566
Units redeemed	(2,763)	(35)	(23,724)	(11,686)	(237,182)	(94,594)	(18)	(1)
Ending units	161,311	45,915	27,823	45,953	818,810	1,013,151	637	565

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	RVARS		ACEG2		IVMCC2		IVKMG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$99,875	(255,873)	(67,260)	(74,972)	(210,144)	(233,118)	(222,393)	(245,791)
Realized gain (loss) on investments	86,467	79,142	163,904	351,568	(527,815)	(277,852)	(15,024)	1,166,673
Change in unrealized gain (loss) on investments	284,904	(897,021)	563,225	(796,498)	2,095,074	(3,593,695)	2,204,699	(3,618,568)
Reinvested capital gains	-	-	683,909	321,677	1,579,235	2,162,694	2,168,599	1,751,094
Net increase (decrease) in contract owners' equity resulting from operations	471,246	(1,073,752)	1,343,778	(198,225)	2,936,350	(1,941,971)	4,135,881	(946,592)
Equity transactions:
Purchase payments received from contract owners (note 4)	86,385	713,819	14,648	65,315	23,338	161,979	95,346	160,844
Transfers between funds	(245,460)	(335,654)	(90,376)	(633,664)	(2,887)	17,087	(402,006)	(855,811)
Redemptions (notes 2, 3 and 4)	(1,066,594)	(967,280)	(556,007)	(750,860)	(755,604)	(887,266)	(1,962,485)	(2,160,826)
Adjustments to maintain reserves	(224)	(9)	(121)	(5)	(308)	35	(289)	(14)
Net equity transactions	(1,225,893)	(589,124)	(631,856)	(1,319,214)	(735,461)	(708,165)	(2,269,434)	(2,855,807)
Net change in contract owners' equity	(754,647)	(1,662,876)	711,922	(1,517,439)	2,200,889	(2,650,136)	1,866,447	(3,802,399)
Contract owners' equity beginning of period	14,642,962	16,305,838	4,025,895	5,543,334	12,802,342	15,452,478	13,087,812	16,890,211
Contract owners' equity end of period	$13,888,315	14,642,962	4,737,817	4,025,895	15,003,231	12,802,342	14,954,259	13,087,812
CHANGES IN UNITS:
Beginning units	1,539,831	1,600,038	231,155	301,486	968,161	1,015,428	856,633	1,025,694
Units purchased	97,764	168,992	26,065	46,661	72,379	67,119	126,620	79,246
Units redeemed	(225,221)	(229,199)	(55,130)	(116,992)	(116,621)	(114,386)	(242,886)	(248,307)
Ending units	1,412,374	1,539,831	202,090	231,155	923,919	968,161	740,367	856,633

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVBRA1		OVIGS		OVMS		OVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(918)	2,436	(474,865)	(575,163)	213,609	160,919	324,766	348,925
Realized gain (loss) on investments	(6,584)	(2,007)	323,135	760,227	(88,918)	(137,327)	145,032	(318,003)
Change in unrealized gain (loss) on investments	34,988	(32,843)	10,222,603	(13,708,613)	2,977,265	(2,290,706)	780,631	(477,006)
Reinvested capital gains	-	18,821	2,694,175	1,042,662	374,032	601,271	-	-
Net increase (decrease) in contract owners' equity resulting from operations	27,486	(13,593)	12,765,048	(12,480,887)	3,475,988	(1,665,843)	1,250,429	(446,084)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	47,502	4,448,564	7,989,976	259,440	138,668	175,951	186,567
Transfers between funds	731	928	104,629	(1,373,075)	(238,619)	(401,456)	(173,694)	(398,950)
Redemptions (notes 2, 3 and 4)	(24,268)	(7,285)	(3,214,678)	(3,549,491)	(3,132,199)	(3,179,923)	(2,131,409)	(1,944,885)
Adjustments to maintain reserves	3	(12)	(360)	(58)	148	(95)	(8)	366
Net equity transactions	(23,534)	41,132	1,338,155	3,067,352	(3,111,230)	(3,442,806)	(2,129,160)	(2,156,902)
Net change in contract owners' equity	3,952	27,539	14,103,203	(9,413,535)	364,758	(5,108,649)	(878,731)	(2,602,986)
Contract owners' equity beginning of period	197,412	169,873	47,474,543	56,888,078	22,882,854	27,991,503	16,281,666	18,884,652
Contract owners' equity end of period	$201,364	197,412	61,577,746	47,474,543	23,247,612	22,882,854	15,402,935	16,281,666
CHANGES IN UNITS:
Beginning units	17,442	13,983	5,495,598	5,217,271	706,855	809,186	792,366	895,835
Units purchased	58	4,079	1,094,375	2,039,466	8,556	8,821	27,494	19,314
Units redeemed	(1,983)	(620)	(937,597)	(1,761,139)	(97,308)	(111,152)	(122,970)	(122,783)
Ending units	15,517	17,442	5,652,376	5,495,598	618,103	706,855	696,890	792,366

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGS		OVGSS		OVIG		OVGI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(542,373)	(496,745)	(1,063,723)	(979,372)	9,063	5,847	(22,365)	(14,551)
Realized gain (loss) on investments	9,260,073	7,482,747	(635,655)	1,714,385	3,933	6,579	25,910	530,320
Change in unrealized gain (loss) on investments	5,981,307	(36,459,368)	13,483,731	(27,661,506)	282,821	(334,017)	1,103,086	(2,529,743)
Reinvested capital gains	18,480,518	10,059,693	18,439,810	8,801,114	78,188	26,767	1,822,125	1,019,044
Net increase (decrease) in contract owners' equity resulting from operations	33,179,525	(19,413,673)	30,224,163	(18,125,379)	374,005	(294,824)	2,928,756	(994,930)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,013,852	1,696,885	4,812,964	7,690,165	101,417	474,053	352,819	608,804
Transfers between funds	(3,242,625)	(1,050,648)	(3,479,061)	(3,763,801)	(17,173)	17,908	65,773	(543,012)
Redemptions (notes 2, 3 and 4)	(13,885,861)	(16,471,108)	(10,604,024)	(9,339,435)	(44,667)	(78,160)	(1,605,426)	(1,410,721)
Adjustments to maintain reserves	32	45	(16)	14	3	(21)	(105)	(19)
Net equity transactions	(16,114,602)	(15,824,827)	(9,270,137)	(5,413,057)	39,580	413,780	(1,186,939)	(1,344,947)
Net change in contract owners' equity	17,064,923	(35,238,500)	20,954,026	(23,538,436)	413,585	118,956	1,741,817	(2,339,877)
Contract owners' equity beginning of period	116,165,759	151,404,259	105,540,120	129,078,556	1,308,781	1,189,825	9,995,558	12,335,435
Contract owners' equity end of period	$133,230,682	116,165,759	126,494,146	105,540,120	1,722,366	1,308,781	11,737,375	9,995,558
CHANGES IN UNITS:
Beginning units	1,827,157	2,024,915	3,193,358	3,336,860	121,300	88,438	569,239	637,656
Units purchased	25,866	60,087	489,662	443,100	16,324	51,192	41,011	40,703
Units redeemed	(247,017)	(257,845)	(719,851)	(586,602)	(12,921)	(18,330)	(97,356)	(109,120)
Ending units	1,606,006	1,827,157	2,963,169	3,193,358	124,703	121,300	512,894	569,239

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGIS		OVSC		OVSCS		OVAG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,322,494)	(1,216,967)	(61,329)	(71,430)	(1,517,736)	(1,571,298)	(145,240)	(142,437)
Realized gain (loss) on investments	13,057,985	14,152,486	(244,991)	(15,876)	(1,306,249)	(1,245,031)	245,559	580,409
Change in unrealized gain (loss) on investments	5,536,661	(46,764,919)	954,808	(1,499,692)	14,523,402	(22,354,105)	1,844,169	(2,599,000)
Reinvested capital gains	29,929,637	17,245,711	531,307	865,361	9,136,201	13,175,756	1,343,579	1,500,650
Net increase (decrease) in contract owners' equity resulting from operations	47,201,789	(16,583,689)	1,179,795	(721,637)	20,835,618	(11,994,678)	3,288,067	(660,378)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,259,912	5,835,507	170,919	79,127	4,228,781	5,740,525	152,929	220,764
Transfers between funds	(3,146,731)	(9,347,181)	(407,718)	(300,991)	1,041,515	(2,042,537)	710,234	(157,969)
Redemptions (notes 2, 3 and 4)	(21,175,795)	(21,716,831)	(1,267,711)	(637,765)	(9,030,954)	(8,901,780)	(1,018,964)	(1,006,635)
Adjustments to maintain reserves	(255)	136	(31)	(6)	36	(44)	(93)	6
Net equity transactions	(20,062,869)	(25,228,370)	(1,504,541)	(859,635)	(3,760,622)	(5,203,836)	(155,894)	(943,834)
Net change in contract owners' equity	27,138,920	(41,812,059)	(324,746)	(1,581,272)	17,074,996	(17,198,514)	3,132,173	(1,604,212)
Contract owners' equity beginning of period	161,824,893	203,636,952	5,425,984	7,007,256	85,460,837	102,659,351	8,978,421	10,582,633
Contract owners' equity end of period	$188,963,813	161,824,893	5,101,238	5,425,984	102,535,833	85,460,837	12,110,594	8,978,421
CHANGES IN UNITS:
Beginning units	6,094,730	6,939,343	294,895	337,046	2,344,905	2,482,580	831,417	908,156
Units purchased	730,785	445,849	16,690	45,468	298,240	428,624	138,718	63,858
Units redeemed	(1,331,038)	(1,290,462)	(89,649)	(87,619)	(377,516)	(566,299)	(154,784)	(140,597)
Ending units	5,494,477	6,094,730	221,936	294,895	2,265,629	2,344,905	815,351	831,417

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVSB		OVSBS		WRPMCV		WRPMAV
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$38,091	61,368	118,248	222,617	21,636	7,793	136,298	81,390
Realized gain (loss) on investments	(7,696)	(44,845)	(121,219)	(148,547)	382	20,140	(43,052)	25,355
Change in unrealized gain (loss) on investments	107,139	(110,652)	544,338	(515,221)	130,238	(130,052)	620,476	(795,877)
Reinvested capital gains	-	-	-	-	76,704	50,555	507,353	293,958
Net increase (decrease) in contract owners' equity resulting from operations	137,534	(94,129)	541,367	(441,151)	228,960	(51,564)	1,221,075	(395,174)
Equity transactions:
Purchase payments received from contract owners (note 4)	95,229	83,835	41,922	75,235	-	-	151,800	74,658
Transfers between funds	216,963	(105,695)	(43,837)	(258,510)	6,188	(631)	(3,167)	(80,100)
Redemptions (notes 2, 3 and 4)	(178,075)	(229,984)	(930,178)	(1,018,465)	(71,757)	(397,628)	(3,428,075)	(2,290,065)
Adjustments to maintain reserves	(32)	1	(173)	43	(15)	5	-	(9)
Net equity transactions	134,085	(251,843)	(932,266)	(1,201,697)	(65,584)	(398,254)	(3,279,442)	(2,295,516)
Net change in contract owners' equity	271,619	(345,972)	(390,899)	(1,642,848)	163,376	(449,818)	(2,058,367)	(2,690,690)
Contract owners' equity beginning of period	1,425,090	1,771,062	6,361,443	8,004,291	1,619,392	2,069,210	7,577,401	10,268,091
Contract owners' equity end of period	$1,696,709	1,425,090	5,970,544	6,361,443	1,782,768	1,619,392	5,519,034	7,577,401
CHANGES IN UNITS:
Beginning units	139,910	163,993	639,787	756,811	138,108	170,612	614,350	789,280
Units purchased	31,913	15,646	30,231	31,587	504	325	11,310	5,871
Units redeemed	(19,767)	(39,729)	(119,922)	(148,611)	(5,720)	(32,829)	(248,849)	(180,801)
Ending units	152,056	139,910	550,096	639,787	132,892	138,108	376,811	614,350

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMMV		WRASP		WRENG		WRHIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$71,271	26,760	545,123	122,217	(24)	(3)	3,908,145	4,217,937
Realized gain (loss) on investments	31,444	21,842	(9,101,876)	(7,524,308)	(489)	(1)	270,893	(1,097,886)
Change in unrealized gain (loss) on investments	456,762	(452,548)	29,568,535	(9,570,805)	237	(1,228)	2,905,154	(6,155,057)
Reinvested capital gains	240,599	163,461	5,896,850	6,396,890	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	800,076	(240,485)	26,908,632	(10,576,006)	(276)	(1,232)	7,084,192	(3,035,006)
Equity transactions:
Purchase payments received from contract owners (note 4)	111,910	28,992	1,843,172	1,775,918	7,405	3,575	981,568	1,504,914
Transfers between funds	(90,775)	504,721	(7,931,893)	(7,317,215)	1,391	-	(6,679,649)	(3,313,337)
Redemptions (notes 2, 3 and 4)	(976,595)	(613,874)	(12,631,736)	(16,758,070)	(999)	-	(7,467,747)	(8,645,460)
Adjustments to maintain reserves	(7)	2	371	39	(3)	-	(516)	98
Net equity transactions	(955,467)	(80,158)	(18,720,086)	(22,299,327)	7,794	3,575	(13,166,344)	(10,453,786)
Net change in contract owners' equity	(155,391)	(320,643)	8,188,546	(32,875,333)	7,518	2,343	(6,082,152)	(13,488,792)
Contract owners' equity beginning of period	5,159,747	5,480,390	143,621,869	176,497,202	2,343	-	79,155,763	92,644,555
Contract owners' equity end of period	$5,004,356	5,159,747	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763
CHANGES IN UNITS:
Beginning units	427,741	434,074	9,932,830	11,348,594	372	-	6,336,517	7,155,562
Units purchased	8,211	40,929	234,010	308,291	1,301	372	538,582	785,301
Units redeemed	(80,270)	(47,262)	(1,396,912)	(1,724,055)	(154)	-	(1,532,647)	(1,604,346)
Ending units	355,682	427,741	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRMCG		WRPAP		WRPCP		WRPMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,784,952)	(1,567,337)	533	291	21,589	8,863	516,479	260,117
Realized gain (loss) on investments	4,210,081	5,039,455	(809)	(15)	6,255	9,672	(582,073)	(81,437)
Change in unrealized gain (loss) on investments	12,048,222	(9,582,595)	1,648	(2,801)	77,498	(87,365)	2,146,174	(2,336,047)
Reinvested capital gains	17,779,311	4,343,117	1,981	1,139	66,515	44,318	1,885,863	1,184,757
Net increase (decrease) in contract owners' equity resulting from operations	32,252,662	(1,767,360)	3,353	(1,386)	171,857	(24,512)	3,966,443	(972,610)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,040,686	10,295,153	-	-	-	-	74,760	369,407
Transfers between funds	3,740,928	6,432,941	(13,372)	12,573	1,301,233	(170,204)	(157,784)	(263,152)
Redemptions (notes 2, 3 and 4)	(8,600,270)	(6,870,793)	-	-	(1,649,787)	(330,219)	(5,033,405)	(3,917,850)
Adjustments to maintain reserves	64	(47)	(9)	4	3	(10)	(23)	14
Net equity transactions	7,181,408	9,857,254	(13,381)	12,577	(348,551)	(500,433)	(5,116,452)	(3,811,581)
Net change in contract owners' equity	39,434,070	8,089,894	(10,028)	11,191	(176,694)	(524,945)	(1,150,009)	(4,784,191)
Contract owners' equity beginning of period	89,351,754	81,261,860	20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778
Contract owners' equity end of period	$128,785,824	89,351,754	9,996	20,024	1,109,891	1,286,585	21,895,578	23,045,587
CHANGES IN UNITS:
Beginning units	5,510,204	4,933,082	1,382	584	85,500	117,558	1,360,385	1,572,218
Units purchased	2,383,800	2,660,600	8	814	79,101	15,489	11,191	20,666
Units redeemed	(2,046,106)	(2,083,478)	(823)	(16)	(100,065)	(47,547)	(281,452)	(232,499)
Ending units	5,847,898	5,510,204	567	1,382	64,536	85,500	1,090,124	1,360,385

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	WRPMAP		WRPMCP		JPICB2		JPMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,051,536	650,976	96,857	50,321	(1,339)	-	34,399	(48,570)
Realized gain (loss) on investments	(1,314,170)	201,795	(47,956)	(49,633)	2	-	118,786	338,017
Change in unrealized gain (loss) on investments	4,530,873	(5,387,007)	378,811	(351,321)	(2,261)	-	1,561,087	(2,111,734)
Reinvested capital gains	4,189,120	2,340,445	324,288	228,578	-	-	762,979	214,170
Net increase (decrease) in contract owners' equity resulting from operations	8,457,359	(2,193,791)	752,000	(122,055)	(3,598)	-	2,477,251	(1,608,117)
Equity transactions:
Purchase payments received from contract owners (note 4)	715,612	1,037,801	21,300	-	1,291,910	-	158,614	204,186
Transfers between funds	(1,136,978)	413,248	78	(201,109)	25,410	-	(446,346)	(756,165)
Redemptions (notes 2, 3 and 4)	(8,881,496)	(6,024,848)	(328,605)	(1,530,150)	(839)	-	(1,407,157)	(1,960,511)
Adjustments to maintain reserves	4	1	(13)	(11)	5	-	(40)	(3)
Net equity transactions	(9,302,858)	(4,573,797)	(307,240)	(1,731,270)	1,316,486	-	(1,694,929)	(2,512,493)
Net change in contract owners' equity	(845,499)	(6,767,588)	444,760	(1,853,325)	1,312,888	-	782,322	(4,120,610)
Contract owners' equity beginning of period	43,489,258	50,256,846	4,708,783	6,562,108	-	-	10,479,437	14,600,047
Contract owners' equity end of period	$42,643,759	43,489,258	5,153,543	4,708,783	1,312,888	-	11,261,759	10,479,437
CHANGES IN UNITS:
Beginning units	2,422,804	2,657,314	292,690	395,400	-	-	387,327	469,253
Units purchased	36,363	88,990	1,239	11	131,934	-	15,773	12,164
Units redeemed	(494,396)	(323,500)	(18,670)	(102,721)	(84)	-	(70,486)	(94,090)
Ending units	1,964,771	2,422,804	275,259	292,690	131,850	-	332,614	387,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JABS		JAMGS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$44,938	53,803	(8,366)	(4,144)	875,472	742,849	(1,936,068)	(352,311)
Realized gain (loss) on investments	645,292	425,373	119,527	12,719	(189,654)	(139,264)	1,789,884	710,265
Change in unrealized gain (loss) on investments	926,686	(808,909)	359,970	(191,274)	3,935,450	(2,208,007)	28,255,755	(16,594,783)
Reinvested capital gains	277,055	261,634	130,202	84,734	-	-	11,323,419	18,286,925
Net increase (decrease) in contract owners’ equity resulting from operations	1,893,971	(68,099)	601,333	(97,965)	4,621,268	(1,604,422)	39,432,990	2,050,096
Equity transactions:
Purchase payments received from contract owners (note 4)	82,433	842,240	169,763	491,829	6,332,029	6,836,940	1,252,423	1,107,548
Transfers between funds	(45,485)	(585,948)	(436,341)	733,737	(3,047,781)	5,895,837	(5,520,557)	(9,623,072)
Redemptions (notes 2, 3 and 4)	(1,711,649)	(769,091)	(82,461)	(29,003)	(4,899,163)	(3,015,106)	(13,883,996)	(13,737,453)
Adjustments to maintain reserves	(50)	115	(21)	(6)	(258)	(35)	(119)	(114)
Net equity transactions	(1,674,751)	(512,684)	(349,060)	1,196,557	(1,615,173)	9,717,636	(18,152,249)	(22,253,090)
Net change in contract owners’ equity	219,220	(580,783)	252,273	1,098,592	3,006,095	8,113,214	21,280,741	(20,202,994)
Contract owners’ equity beginning of period	9,580,583	10,161,366	1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476
Contract owners’ equity end of period	$9,799,803	9,580,583	2,053,042	1,800,769	67,174,628	64,168,533	138,668,223	117,387,482
CHANGES IN UNITS:
Beginning units	395,535	366,508	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116
Units purchased	21,451	90,757	14,709	60,265	1,366,207	1,706,385	347,517	241,970
Units redeemed	(103,462)	(61,730)	(28,683)	(3,959)	(1,550,946)	(718,500)	(770,840)	(868,056)
Ending units	313,524	395,535	77,654	91,628	6,400,630	6,585,369	3,296,707	3,720,030

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,736,316)	(714,431)	125,703	72,540	(307,059)	140,375	686,598	750,454
Realized gain (loss) on investments	9,718,366	16,505,654	(1,752,298)	(1,833,508)	1,013,804	1,184,685	(145,115)	(76,499)
Change in unrealized gain (loss) on investments	33,319,039	(22,197,486)	9,455,308	(5,139,049)	5,913,644	(11,710,029)	2,429,740	(1,344,164)
Reinvested capital gains	9,940,454	4,567,351	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,241,543	(1,838,912)	7,828,713	(6,900,017)	6,620,389	(10,384,969)	2,971,223	(670,209)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,924,218	14,456,231	859,879	615,333	3,218,402	7,111,034	10,002,199	8,905,172
Transfers between funds	1,670,886	(1,077,187)	(1,238,914)	(590,198)	(4,392,514)	561,897	1,946,235	5,238,904
Redemptions (notes 2, 3 and 4)	(12,563,380)	(11,223,476)	(4,154,154)	(5,222,848)	(2,786,834)	(3,198,395)	(2,526,557)	(1,806,756)
Adjustments to maintain reserves	(350)	(78)	(584)	102	(54)	79	(206)	(9)
Net equity transactions	1,031,374	2,155,491	(4,533,773)	(5,197,610)	(3,961,000)	4,474,615	9,421,671	12,337,311
Net change in contract owners’ equity	52,272,917	316,579	3,294,940	(12,097,627)	2,659,389	(5,910,354)	12,392,894	11,667,102
Contract owners’ equity beginning of period	122,989,540	122,672,961	33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077
Contract owners’ equity end of period	$175,262,457	122,989,540	36,754,437	33,459,497	45,265,948	42,606,559	51,206,073	38,813,179
CHANGES IN UNITS:
Beginning units	6,599,469	6,516,353	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651
Units purchased	1,905,843	3,520,812	93,569	198,393	610,791	1,502,317	1,853,655	1,578,184
Units redeemed	(1,842,861)	(3,437,696)	(317,291)	(461,892)	(1,039,617)	(1,078,770)	(942,274)	(343,996)
Ending units	6,662,451	6,599,469	1,702,037	1,925,759	4,475,407	4,904,233	4,806,220	3,894,839

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVSDC		MNCPS2		M2IGSS		MNDSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,865	1,087	396	93	(73,657)	(69,714)	(807,203)	(646,479)
Realized gain (loss) on investments	3	-	(50)	(4)	178,383	82,259	1,536,946	1,821,170
Change in unrealized gain (loss) on investments	236	(957)	3,665	(3,957)	1,364,961	(378,897)	5,024,982	(9,219,737)
Reinvested capital gains	-	-	7,170	409	504,007	356,282	10,070,543	6,094,876
Net increase (decrease) in contract owners’ equity resulting from operations	2,104	130	11,181	(3,459)	1,973,694	(10,070)	15,825,268	(1,950,170)
Equity transactions:
Purchase payments received from contract owners (note 4)	223,978	33,201	-	45,070	35,807	25,083	6,666,931	4,991,449
Transfers between funds	(188)	-	40,526	279	198,072	(87,458)	10,310,133	(890,191)
Redemptions (notes 2, 3 and 4)	-	-	(8,149)	-	(804,224)	(724,027)	(3,174,303)	(2,836,717)
Adjustments to maintain reserves	3	2	(5)	(2)	(102)	28	(590)	66
Net equity transactions	223,793	33,203	32,372	45,347	(570,447)	(786,373)	13,802,171	1,264,607
Net change in contract owners’ equity	225,897	33,333	43,553	41,888	1,403,247	(796,443)	29,627,439	(685,563)
Contract owners’ equity beginning of period	33,333	-	41,888	-	5,420,401	6,216,844	37,462,273	38,147,836
Contract owners’ equity end of period	$259,230	33,333	85,441	41,888	6,823,648	5,420,401	67,089,712	37,462,273
CHANGES IN UNITS:
Beginning units	3,299	-	4,444	-	427,471	485,616	2,337,791	2,308,380
Units purchased	21,228	3,299	4,895	4,444	45,130	16,552	1,377,116	1,026,552
Units redeemed	(18)	-	(1,881)	-	(80,896)	(74,697)	(702,876)	(997,141)
Ending units	24,509	3,299	7,458	4,444	391,705	427,471	3,012,031	2,337,791

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVUSC		MVFSC		MVIGSC		MVIVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,463	428	1,237,163	(983,535)	(2,307)	-	(218,124)	(1,840,855)
Realized gain (loss) on investments	(584)	(6,450)	22,306,709	22,357,608	(71,288)	-	11,947,954	11,909,540
Change in unrealized gain (loss) on investments	35,777	4,819	48,996,359	(94,048,066)	143,263	-	39,939,427	(45,275,409)
Reinvested capital gains	597	631	16,506,174	27,076,633	73,166	-	8,743,532	3,237,821
Net increase (decrease) in contract owners’ equity resulting from operations	42,253	(572)	89,046,405	(45,597,360)	142,834	-	60,412,789	(31,968,903)
Equity transactions:
Purchase payments received from contract owners (note 4)	21,497	22,936	12,745,448	14,074,260	1,099,271	-	14,537,403	21,495,931
Transfers between funds	(3,371)	(20,076)	(18,162,451)	(12,387,611)	1,027,150	-	(8,476,016)	(8,015,350)
Redemptions (notes 2, 3 and 4)	(15,726)	(11,784)	(39,061,512)	(39,131,521)	(7,883)	-	(23,623,162)	(22,248,536)
Adjustments to maintain reserves	(4)	(3)	(22)	(44)	(10)	-	(112)	10
Net equity transactions	2,396	(8,927)	(44,478,537)	(37,444,916)	2,118,528	-	(17,561,887)	(8,767,945)
Net change in contract owners’ equity	44,649	(9,499)	44,567,868	(83,042,276)	2,261,362	-	42,850,902	(40,736,848)
Contract owners’ equity beginning of period	173,720	183,219	339,521,280	422,563,556	-	-	258,673,099	299,409,947
Contract owners’ equity end of period	$218,369	173,720	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099
CHANGES IN UNITS:
Beginning units	13,773	14,544	11,370,541	12,465,206	-	-	14,677,349	15,131,602
Units purchased	2,243	2,287	950,608	1,104,115	210,688	-	1,689,587	2,250,294
Units redeemed	(2,092)	(3,058)	(2,228,789)	(2,198,780)	(2,146)	-	(2,556,407)	(2,704,547)
Ending units	13,924	13,773	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MGRFV		MSGI2		MSVFI		MSVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$50	-	120,184	133,601	80,456	25,831	236,703	80,684
Realized gain (loss) on investments	16	-	33,076	(70,194)	145,967	785	101,484	71,349
Change in unrealized gain (loss) on investments	(104)	-	2,064,805	(1,671,137)	37,185	(70,753)	505,217	(399,355)
Reinvested capital gains	293	-	569,931	437,769	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	255	-	2,787,996	(1,169,961)	263,608	(44,137)	843,404	(247,322)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,405	-	683,130	1,891,516	5,787	26,216	46,328	115,623
Transfers between funds	-	-	(407,403)	(1,842,625)	1,179,426	509,064	1,065,040	160,625
Redemptions (notes 2, 3 and 4)	(1,090)	-	(1,009,266)	(961,684)	(1,344,722)	(294,732)	(807,800)	(1,175,421)
Adjustments to maintain reserves	2	-	(186)	22	4	(27)	(104)	43
Net equity transactions	6,317	-	(733,725)	(912,771)	(159,505)	240,520	303,464	(899,130)
Net change in contract owners’ equity	6,572	-	2,054,271	(2,082,732)	104,103	196,383	1,146,868	(1,146,452)
Contract owners’ equity beginning of period	-	-	11,151,713	13,234,445	2,632,917	2,436,534	9,401,149	10,547,601
Contract owners’ equity end of period	$6,572	-	13,205,984	11,151,713	2,737,020	2,632,917	10,548,017	9,401,149
CHANGES IN UNITS:
Beginning units	-	-	1,195,515	1,286,043	190,500	172,681	694,470	759,666
Units purchased	673	-	254,809	389,874	199,658	66,440	139,530	59,537
Units redeemed	(98)	-	(325,267)	(480,402)	(209,068)	(48,621)	(119,139)	(124,733)
Ending units	575	-	1,125,057	1,195,515	181,090	190,500	714,861	694,470

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSEM		MSEMB		VKVGR2		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$53,510	66,438	24,528	30,202	5,819	6,157	78	342
Realized gain (loss) on investments	16,430	7,084	(5,503)	(17,110)	1,397	1,138	1,073	2,357
Change in unrealized gain (loss) on investments	90,421	(204,563)	50,369	(64,719)	32,086	(35,038)	1,093	(4,917)
Reinvested capital gains	-	-	-	-	18,368	-	698	-
Net increase (decrease) in contract owners’ equity resulting from operations	160,361	(131,041)	69,394	(51,627)	57,670	(27,743)	2,942	(2,218)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	6	-	26,618	-	174,183	1,166	13
Transfers between funds	(7,023)	(111,322)	(17,327)	14,639	(17,885)	13,759	(110)	-
Redemptions (notes 2, 3 and 4)	(150,100)	(197,645)	(22,162)	(143,283)	(56,234)	(18,089)	(2,539)	(6,739)
Adjustments to maintain reserves	(171)	(29)	(13)	18	(15)	(10)	10	(26)
Net equity transactions	(157,294)	(308,990)	(39,502)	(102,008)	(74,134)	169,842	(1,473)	(6,752)
Net change in contract owners’ equity	3,067	(440,031)	29,892	(153,635)	(16,464)	142,099	1,469	(8,970)
Contract owners’ equity beginning of period	1,306,054	1,746,085	545,549	699,184	358,146	216,047	17,735	26,705
Contract owners’ equity end of period	$1,309,121	1,306,054	575,441	545,549	341,682	358,146	19,204	17,735
CHANGES IN UNITS:
Beginning units	47,440	58,179	36,142	43,423	34,671	18,964	-	-
Units purchased	-	2	707	4,757	1,656	19,889	-	-
Units redeemed	(5,270)	(10,741)	(3,423)	(12,038)	(8,042)	(4,182)	-	-
Ending units	42,170	47,440	33,426	36,142	28,285	34,671	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVREB		NVFIII		GBF		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6	28	14,292	-	1,352,093	1,228,304	7,298,103	2,986,268
Realized gain (loss) on investments	154	144	7,491	-	(1,752,774)	(2,864,077)	(1,681,671)	1,002,293
Change in unrealized gain (loss) on investments	82	(380)	(27,293)	-	8,743,038	(1,525,061)	10,826,728	(13,464,332)
Reinvested capital gains	76	-	13,352	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	318	(208)	7,842	-	8,342,357	(3,160,834)	16,443,160	(9,475,771)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,851,158	-	7,994,738	4,179,981	6,234,614	10,527,790
Transfers between funds	-	-	681,205	-	(19,158,184)	16,080,637	(12,912,928)	11,336,763
Redemptions (notes 2, 3 and 4)	(529)	(519)	(16,579)	-	(20,792,907)	(24,275,240)	(22,550,176)	(23,177,041)
Adjustments to maintain reserves	3	(2)	(8)	-	121	(200)	(31)	6
Net equity transactions	(526)	(521)	2,515,776	-	(31,956,232)	(4,014,821)	(29,228,521)	(1,312,482)
Net change in contract owners’ equity	(208)	(729)	2,523,618	-	(23,613,875)	(7,175,655)	(12,785,361)	(10,788,253)
Contract owners’ equity beginning of period	1,954	2,683	-	-	195,170,715	202,346,370	233,968,525	244,756,778
Contract owners’ equity end of period	$1,746	1,954	2,523,618	-	171,556,840	195,170,715	221,183,164	233,968,525
CHANGES IN UNITS:
Beginning units	-	-	-	-	12,354,850	12,420,978	14,307,465	14,471,179
Units purchased	-	-	271,007	-	3,451,796	2,369,782	2,249,622	2,839,000
Units redeemed	-	-	(29,837)	-	(5,850,164)	(2,435,910)	(4,031,048)	(3,002,714)
Ending units	-	-	241,170	-	9,956,482	12,354,850	12,526,039	14,307,465

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,294,350	2,576,044	14,904,337	26,699,593	939,828	644,277	62,653	51,543
Realized gain (loss) on investments	756,609	1,147,091	16,390,010	11,017,167	(170,679)	(360,233)	34,669	(53,375)
Change in unrealized gain (loss) on investments	4,154,130	(6,560,887)	185,482,176	(122,145,281)	4,336,645	(2,378,195)	127,782	(63,452)
Reinvested capital gains	-	-	10,825,818	11,124,343	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	7,205,089	(2,837,752)	227,602,341	(73,304,178)	5,105,794	(2,094,151)	225,104	(65,284)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,258,282	1,745,535	427,959,519	356,371,879	3,300,519	3,303,665	65,057	58,876
Transfers between funds	(1,132,309)	(792,921)	(73,636,390)	163,461,571	(1,996,454)	2,295,557	612,256	(144,057)
Redemptions (notes 2, 3 and 4)	(6,808,875)	(6,705,401)	(251,774,918)	(223,934,700)	(6,863,433)	(5,936,527)	(198,727)	(364,796)
Adjustments to maintain reserves	88	623	61	(666)	(504)	83	(31)	9
Net equity transactions	(5,682,814)	(5,752,164)	102,548,272	295,898,085	(5,559,872)	(337,222)	478,555	(449,967)
Net change in contract owners' equity	1,522,275	(8,589,916)	330,150,613	222,593,907	(454,078)	(2,431,373)	703,659	(515,251)
Contract owners' equity beginning of period	57,039,035	65,628,951	3,031,954,547	2,809,360,640	67,730,295	70,161,668	2,948,079	3,463,330
Contract owners' equity end of period	$58,561,310	57,039,035	3,362,105,160	3,031,954,547	67,276,217	67,730,295	3,651,738	2,948,079
CHANGES IN UNITS:
Beginning units	2,634,670	2,895,079	264,067,144	239,086,312	5,180,632	5,222,094	228,067	263,219
Units purchased	463,856	574,421	50,899,640	54,073,953	924,883	782,698	105,303	44,577
Units redeemed	(698,640)	(834,830)	(43,145,709)	(29,093,121)	(1,347,153)	(824,160)	(70,702)	(79,729)
Ending units	2,399,886	2,634,670	271,821,075	264,067,144	4,758,362	5,180,632	262,668	228,067

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCBD2		NVSTB2		NVBX		SAM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,260,406	1,231,606	1,032,187	1,026,385	18,675	4,058	1,468,501	(550,222)
Realized gain (loss) on investments	(94,822)	(1,314,436)	(1,003,869)	(483,151)	77	(1)	-	-
Change in unrealized gain (loss) on investments	5,316,997	(2,213,320)	3,587,210	(1,590,281)	696	(2,192)	-	-
Reinvested capital gains	-	-	-	-	-	91	-	5,172
Net increase (decrease) in contract owners' equity resulting from operations	6,482,581	(2,296,150)	3,615,528	(1,047,047)	19,448	1,956	1,468,501	(545,050)
Equity transactions:
Purchase payments received from contract owners (note 4)	6,971,388	5,024,871	14,025,257	6,681,290	691,556	169,109	134,678,359	129,238,041
Transfers between funds	4,659,914	(1,026,882)	(14,198,213)	27,406,828	-	1,665	268,169,188	318,806,374
Redemptions (notes 2, 3 and 4)	(9,915,998)	(10,465,861)	(16,384,941)	(12,547,140)	-	-	(465,764,138)	(400,116,693)
Adjustments to maintain reserves	21	210	(36)	21	(2)	(3)	6,117	(521)
Net equity transactions	1,715,325	(6,467,662)	(16,557,933)	21,541,000	691,554	170,771	(62,910,474)	47,927,201
Net change in contract owners' equity	8,197,906	(8,763,812)	(12,942,405)	20,493,953	711,002	172,727	(61,441,973)	47,382,151
Contract owners' equity beginning of period	91,111,595	99,875,407	160,933,701	140,439,748	172,727	-	565,631,666	518,249,515
Contract owners' equity end of period	$99,309,501	91,111,595	147,991,296	160,933,701	883,729	172,727	504,189,693	565,631,666
CHANGES IN UNITS:
Beginning units	7,366,376	7,919,555	15,840,601	13,652,889	16,971	-	48,439,904	45,584,470
Units purchased	2,165,714	1,624,715	4,361,340	4,961,211	63,430	16,971	59,343,695	59,924,879
Units redeemed	(2,043,138)	(2,177,894)	(6,090,291)	(2,773,499)	-	-	(64,521,501)	(57,069,445)
Ending units	7,488,952	7,366,376	14,111,650	15,840,601	80,401	16,971	43,262,098	48,439,904

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVGEII		NJMMA2		NJNDE2		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,125	-	(50)	-	202	-	(2,339,087)	(1,201,840)
Realized gain (loss) on investments	3,526	-	13	-	33	-	572,631	1,150,403
Change in unrealized gain (loss) on investments	134,296	-	6,190	-	24,111	-	29,595,239	(33,537,835)
Reinvested capital gains	11,026	-	-	-	-	-	6,911,023	8,817,829
Net increase (decrease) in contract owners' equity resulting from operations	150,973	-	6,153	-	24,346	-	34,739,806	(24,771,443)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,649,815	-	1,014,914	-	660,362	-	42,591,448	57,061,800
Transfers between funds	419,121	-	1,323	-	-	-	890,491	3,854,292
Redemptions (notes 2, 3 and 4)	(1,715)	-	(812)	-	(814)	-	(10,715,517)	(7,996,785)
Adjustments to maintain reserves	20	-	11	-	3	-	(214)	(3)
Net equity transactions	2,067,241	-	1,015,436	-	659,551	-	32,766,208	52,919,304
Net change in contract owners' equity	2,218,214	-	1,021,589	-	683,897	-	67,506,014	28,147,861
Contract owners' equity beginning of period	-	-	-	-	-	-	244,394,241	216,246,380
Contract owners' equity end of period	$2,218,214	-	1,021,589	-	683,897	-	311,900,255	244,394,241
CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	24,609,072	19,669,396
Units purchased	207,401	-	101,362	-	62,448	-	4,764,898	6,675,085
Units redeemed	(1,460)	-	(81)	-	(77)	-	(1,682,473)	(1,735,409)
Ending units	205,941	-	101,281	-	62,371	-	27,691,497	24,609,072

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,230,846	(788,253)	233,225	(100,229)	2,596,948	(1,914,690)	627,463	2,575
Realized gain (loss) on investments	909,398	2,471,246	(18,929)	173,831	(21,367)	13,514,395	(104,926)	(139,869)
Change in unrealized gain (loss) on investments	58,109,471	(30,426,570)	848,581	(1,824,827)	11,102,949	(32,276,222)	(84,902)	(663,929)
Reinvested capital gains	18,700,573	13,014,492	1,203,772	1,390,182	14,974,105	17,065,652	246,664	352,256
Net increase (decrease) in contract owners' equity resulting from operations	78,950,288	(15,729,085)	2,266,649	(361,043)	28,652,635	(3,610,865)	684,299	(448,967)
Equity transactions:
Purchase payments received from contract owners (note 4)	122,032,180	110,106,771	106,871	114,658	4,701,138	6,943,391	53,182	83,846
Transfers between funds	(564,094)	(16,132,054)	(488,443)	181,883	(7,142,025)	(4,939,358)	(307,830)	(237,913)
Redemptions (notes 2, 3 and 4)	(17,792,111)	(11,438,019)	(1,062,688)	(1,124,412)	(11,174,867)	(14,356,201)	(398,783)	(646,605)
Adjustments to maintain reserves	(353)	47	454	(41)	56	(51)	(3,163)	7
Net equity transactions	103,675,622	82,536,745	(1,443,806)	(827,912)	(13,615,698)	(12,352,220)	(656,594)	(800,665)
Net change in contract owners' equity	182,625,910	66,807,660	822,843	(1,188,955)	15,036,937	(15,963,085)	27,705	(1,249,632)
Contract owners' equity beginning of period	336,470,615	269,662,955	8,362,113	9,551,068	105,120,440	121,083,525	3,047,188	4,296,820
Contract owners' equity end of period	$519,096,525	336,470,615	9,184,956	8,362,113	120,157,377	105,120,440	3,074,893	3,047,188
CHANGES IN UNITS:
Beginning units	26,846,222	20,695,623	448,327	489,827	5,938,578	6,516,758	171,784	211,341
Units purchased	10,292,329	8,793,408	28,424	44,946	818,452	2,014,662	16,093	19,431
Units redeemed	(2,756,352)	(2,642,809)	(94,665)	(86,446)	(1,463,291)	(2,592,842)	(47,819)	(58,988)
Ending units	34,382,199	26,846,222	382,086	448,327	5,293,739	5,938,578	140,058	171,784

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,019,792	(287,291)	(2,308,574)	(2,377,224)	(1,779,292)	(1,823,691)	(19,612)	(60,182)
Realized gain (loss) on investments	(1,428,375)	(2,164,067)	6,629,580	8,782,441	(5,070,783)	(874,162)	(388,170)	(189,533)
Change in unrealized gain (loss) on investments	(4,645,527)	(15,272,615)	2,119,857	(50,120,110)	10,786,045	(26,314,415)	4,700,681	(5,575,534)
Reinvested capital gains	5,625,297	7,707,695	44,016,105	31,816,800	29,545,635	21,485,657	1,343,193	1,725,469
Net increase (decrease) in contract owners' equity resulting from operations	15,571,187	(10,016,278)	50,456,968	(11,898,093)	33,481,605	(7,526,611)	5,636,092	(4,099,780)
Equity transactions:
Purchase payments received from contract owners (note 4)	3,478,788	3,401,339	1,523,950	1,756,474	4,904,039	6,149,739	160,605	345,476
Transfers between funds	3,841,155	(8,910,389)	(1,867,508)	(2,592,938)	8,663,181	(17,322,361)	(252,156)	(49,932)
Redemptions (notes 2, 3 and 4)	(6,258,174)	(6,626,680)	(17,902,178)	(19,023,874)	(12,849,049)	(13,480,385)	(2,136,762)	(2,394,100)
Adjustments to maintain reserves	(192)	76	175	(24)	(20)	38	(967)	(124)
Net equity transactions	1,061,577	(12,135,654)	(18,245,561)	(19,860,361)	718,151	(24,652,970)	(2,229,280)	(2,098,680)
Net change in contract owners' equity	16,632,764	(22,151,932)	32,211,407	(31,758,454)	34,199,756	(32,179,581)	3,406,812	(6,198,460)
Contract owners' equity beginning of period	66,500,699	88,652,631	146,634,724	178,393,178	94,349,393	126,528,974	18,825,073	25,023,533
Contract owners' equity end of period	$83,133,463	66,500,699	178,846,131	146,634,724	128,549,149	94,349,393	22,231,885	18,825,073
CHANGES IN UNITS:
Beginning units	4,631,844	5,374,554	8,287,039	9,267,604	5,598,301	6,895,043	1,994,973	2,185,527
Units purchased	761,693	650,159	121,840	141,763	1,622,679	730,029	23,963	62,992
Units redeemed	(702,710)	(1,392,869)	(951,632)	(1,122,328)	(1,548,592)	(2,026,771)	(225,343)	(253,546)
Ending units	4,690,827	4,631,844	7,457,247	8,287,039	5,672,388	5,598,301	1,793,593	1,994,973

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMIG6		NVRE1		NVRE2		NVMMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(552,693)	(444,844)	147,271	203,975	(41,059)	(7,647)	11,590	5,661
Realized gain (loss) on investments	3,727,688	4,790,751	(1,076,756)	(3,215,420)	(1,423,079)	(4,987,974)	(27,080)	16,783
Change in unrealized gain (loss) on investments	16,388,068	(31,597,507)	11,769,139	755,114	23,025,386	278,460	38,668	(231,171)
Reinvested capital gains	5,912,227	7,996,527	-	-	-	-	114,157	107,363
Net increase (decrease) in contract owners' equity resulting from operations	25,475,290	(19,255,073)	10,839,654	(2,256,331)	21,561,248	(4,717,161)	137,335	(101,364)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,124,069	1,420,141	519,095	514,254	2,999,734	2,015,422	(971)	240,673
Transfers between funds	(3,281,369)	4,067,078	(483,738)	(1,307,193)	5,008,440	(4,241,581)	(74,798)	(165,287)
Redemptions (notes 2, 3 and 4)	(10,939,256)	(12,620,392)	(4,960,873)	(5,097,870)	(9,565,206)	(8,213,034)	(39,389)	(23,655)
Adjustments to maintain reserves	(83)	(37)	(49)	(9)	(88)	112	3	3
Net equity transactions	(13,096,639)	(7,133,209)	(4,925,565)	(5,890,817)	(1,557,120)	(10,439,081)	(115,155)	51,735
Net change in contract owners' equity	12,378,651	(26,388,282)	5,914,089	(8,147,148)	20,004,128	(15,156,242)	22,180	(49,629)
Contract owners' equity beginning of period	86,197,305	112,585,587	38,923,199	47,070,347	77,652,300	92,808,542	626,375	676,004
Contract owners' equity end of period	$98,575,956	86,197,305	44,837,288	38,923,199	97,656,428	77,652,300	648,555	626,375
CHANGES IN UNITS:
Beginning units	8,452,066	9,061,611	2,737,930	3,139,271	5,777,988	6,517,308	40,741	37,926
Units purchased	666,371	1,108,055	88,471	76,251	1,213,815	421,196	274	15,527
Units redeemed	(1,733,774)	(1,717,600)	(381,437)	(477,592)	(1,320,260)	(1,160,516)	(6,807)	(12,712)
Ending units	7,384,663	8,452,066	2,444,964	2,737,930	5,671,543	5,777,988	34,208	40,741

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVMMV2		NVNMO1		NVNMO2		NVNSR1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,787,439	(990,886)	(509,008)	(616,226)	(396,943)	(457,328)	(10,222)	(14,390)
Realized gain (loss) on investments	(6,544,540)	2,990,313	2,231,541	3,143,671	1,324,883	1,123,674	(81,247)	(31,900)
Change in unrealized gain (loss) on investments	9,982,958	(82,241,631)	9,171,508	(14,357,331)	5,204,244	(7,593,896)	339,592	(349,371)
Reinvested capital gains	40,213,968	44,244,288	5,862,075	7,763,536	3,343,833	4,380,874	200,511	233,530
Net increase (decrease) in contract owners' equity resulting from operations	45,439,825	(35,997,916)	16,756,116	(4,066,350)	9,476,017	(2,546,676)	448,634	(162,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,870,048	3,747,176	454,211	666,389	3,448,248	6,993,532	51,240	85,687
Transfers between funds	(3,325,488)	(6,630,827)	(809,560)	(603,524)	(1,228,082)	(3,935,410)	(52,964)	171,815
Redemptions (notes 2, 3 and 4)	(25,040,142)	(26,842,451)	(6,674,205)	(7,703,270)	(5,170,758)	(4,068,816)	(387,637)	(257,589)
Adjustments to maintain reserves	17	91	(60)	17	(432)	56	(42)	(3)
Net equity transactions	(25,495,565)	(29,726,010)	(7,029,614)	(7,640,387)	(2,951,024)	(1,010,638)	(389,403)	(90)
Net change in contract owners' equity	19,944,260	(65,723,926)	9,726,502	(11,706,737)	6,524,993	(3,557,314)	59,231	(162,221)
Contract owners' equity beginning of period	211,654,527	277,378,453	66,242,111	77,948,848	36,589,390	40,146,704	2,043,477	2,205,698
Contract owners' equity end of period	$231,598,787	211,654,527	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477
CHANGES IN UNITS:
Beginning units	11,449,717	12,848,908	3,929,899	4,345,281	2,256,041	2,319,444	115,207	115,638
Units purchased	424,367	366,691	36,440	55,527	403,190	786,281	5,377	25,482
Units redeemed	(1,613,121)	(1,765,882)	(400,441)	(470,909)	(556,352)	(849,684)	(25,267)	(25,913)
Ending units	10,260,963	11,449,717	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVNSR2		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(845,151)	(1,105,715)	475,718	10,216	1,617,278	(542,399)	1,305,605	(2,230,873)
Realized gain (loss) on investments	6,641,110	7,426,223	485,656	1,013,724	(1,850,167)	4,380,443	9,742,258	12,723,825
Change in unrealized gain (loss) on investments	5,270,364	(24,473,148)	3,284,602	(7,833,295)	18,104,147	(33,380,021)	4,696,528	(51,686,756)
Reinvested capital gains	11,257,304	11,452,954	4,051,728	2,692,475	17,876,349	11,649,477	96,430,002	35,168,385
Net increase (decrease) in contract owners' equity resulting from operations	22,323,627	(6,699,686)	8,297,704	(4,116,880)	35,747,607	(17,892,500)	112,174,393	(6,025,419)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,957,837	2,043,461	444,447	514,837	4,942,210	6,939,343	2,982,662	4,342,458
Transfers between funds	(1,327,303)	(7,196,880)	(522,107)	(1,231,880)	(3,966,150)	(9,426,458)	(4,879,185)	(6,191,176)
Redemptions (notes 2, 3 and 4)	(11,423,659)	(14,264,912)	(4,626,335)	(4,836,390)	(14,934,465)	(16,881,810)	(38,541,417)	(41,127,366)
Adjustments to maintain reserves	(20)	19	124	(36)	76	(48)	981	(1,523)
Net equity transactions	(10,793,145)	(19,418,313)	(4,703,871)	(5,553,470)	(13,958,329)	(19,368,973)	(40,436,959)	(42,977,606)
Net change in contract owners' equity	11,530,482	(26,117,999)	3,593,833	(9,670,350)	21,789,278	(37,261,473)	71,737,434	(49,003,025)
Contract owners' equity beginning of period	93,668,001	119,786,000	34,913,126	44,583,476	148,522,167	185,783,640	327,755,997	376,759,022
Contract owners' equity end of period	$105,198,483	93,668,001	38,506,959	34,913,126	170,311,445	148,522,167	399,493,431	327,755,997
CHANGES IN UNITS:
Beginning units	5,445,148	6,457,892	1,423,536	1,625,882	6,265,951	6,997,342	11,104,064	12,431,015
Units purchased	980,238	211,598	28,916	33,188	500,673	529,765	144,812	207,414
Units redeemed	(1,499,733)	(1,224,342)	(199,428)	(235,534)	(1,011,270)	(1,261,156)	(1,273,572)	(1,534,365)
Ending units	4,925,653	5,445,148	1,253,024	1,423,536	5,755,354	6,265,951	9,975,304	11,104,064

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,583)	(2,880,734)	1,708,201	815,950	163,109	68,502	(226,179)	(341,121)
Realized gain (loss) on investments	(4,385,492)	12,537,334	1,676,428	(186,177)	26,958	(3,290)	8,613,128	5,412,533
Change in unrealized gain (loss) on investments	16,051,245	(38,596,452)	(860,109)	(37,965,243)	103,335	(49,953)	16,498,962	(6,081,029)
Reinvested capital gains	68,289,238	25,233,914	16,421,785	2,154,399	-	-	5,358,500	-
Net increase (decrease) in contract owners' equity resulting from operations	79,945,408	(3,705,938)	18,946,305	(35,181,071)	293,402	15,259	30,244,411	(1,009,617)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,039,861	7,252,168	4,078,392	4,880,709	1,487,721	1,075,810	1,145,526	1,467,516
Transfers between funds	13,754,398	(26,081,798)	14,144,987	9,391,728	3,869,032	2,252,750	(1,289,921)	(551,911)
Redemptions (notes 2, 3 and 4)	(25,391,347)	(28,892,188)	(18,641,037)	(22,033,592)	(216,231)	(38,637)	(12,583,393)	(14,905,018)
Adjustments to maintain reserves	580	(323)	(5)	156	(47)	(13)	293	(252)
Net equity transactions	(6,596,508)	(47,722,141)	(417,663)	(7,760,999)	5,140,475	3,289,911	(12,727,495)	(13,989,666)
Net change in contract owners' equity	73,348,900	(51,428,079)	18,528,642	(42,942,070)	5,433,877	3,305,170	17,516,916	(14,999,283)
Contract owners' equity beginning of period	232,110,540	283,538,619	171,371,562	214,313,632	3,305,170	-	113,969,832	128,969,115
Contract owners' equity end of period	$305,459,440	232,110,540	189,900,204	171,371,562	8,739,047	3,305,170	131,486,748	113,969,832
CHANGES IN UNITS:
Beginning units	8,197,306	9,719,315	12,328,795	12,810,235	327,763	-	1,054,265	1,184,299
Units purchased	1,635,828	835,015	1,882,174	1,410,706	573,492	370,592	19,611	13,494
Units redeemed	(1,841,800)	(2,357,024)	(1,891,624)	(1,892,146)	(75,322)	(42,829)	(136,715)	(143,528)
Ending units	7,991,334	8,197,306	12,319,345	12,328,795	825,933	327,763	937,161	1,054,265

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRF2		EIF		EIF2		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(627,212)	(777,520)	55,536	48,187	803,645	476,909	(80,482)	(83,551)
Realized gain (loss) on investments	14,753,218	12,434,552	(30,301)	12,960	6,796,829	6,665,530	(128,166)	(138,478)
Change in unrealized gain (loss) on investments	6,215,676	(12,693,515)	720,030	(605,068)	43,237,510	(51,716,446)	290,025	(1,082,099)
Reinvested capital gains	4,631,916	-	146,201	271,617	11,573,711	23,152,907	1,667,975	726,509
Net increase (decrease) in contract owners' equity resulting from operations	24,973,598	(1,036,483)	891,466	(272,304)	62,411,695	(21,421,100)	1,749,352	(577,619)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,601,250	2,411,856	784,144	2,698,268	54,818,300	64,467,404	82,071	124,701
Transfers between funds	1,979,516	(6,763,359)	67,828	(198,660)	2,609,524	(8,067,877)	(113,048)	(19,232)
Redemptions (notes 2, 3 and 4)	(12,535,194)	(13,147,975)	(557,835)	(110,349)	(19,018,448)	(17,263,808)	(487,260)	(630,183)
Adjustments to maintain reserves	18	(31)	(16)	11	90	60	(52)	(58)
Net equity transactions	(5,954,410)	(17,499,509)	294,121	2,389,270	38,409,466	39,135,779	(518,289)	(524,772)
Net change in contract owners' equity	19,019,188	(18,535,992)	1,185,587	2,116,966	100,821,161	17,714,679	1,231,063	(1,102,391)
Contract owners' equity beginning of period	93,592,409	112,128,401	3,200,981	1,084,015	226,596,116	208,881,437	5,337,564	6,439,955
Contract owners' equity end of period	$112,611,597	93,592,409	4,386,568	3,200,981	327,417,277	226,596,116	6,568,627	5,337,564
CHANGES IN UNITS:
Beginning units	3,413,423	4,014,588	207,195	64,704	8,038,252	6,803,971	420,135	461,080
Units purchased	757,632	161,961	55,456	165,014	2,429,342	2,397,616	60,173	82,212
Units redeemed	(927,379)	(763,126)	(38,521)	(22,523)	(1,228,386)	(1,163,335)	(94,617)	(123,157)
Ending units	3,243,676	3,413,423	224,130	207,195	9,239,208	8,038,252	385,691	420,135

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCGF2		SCF		SCF2		GEM
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580,760)	(589,434)	(750,308)	(891,686)	(601,305)	(672,233)	91,008	(60,283)
Realized gain (loss) on investments	(293,111)	(2,072,864)	899,993	2,597,583	(2,453,956)	926,773	131,937	242,622
Change in unrealized gain (loss) on investments	158,252	(6,057,765)	5,795,975	(26,176,997)	6,559,275	(17,073,544)	1,338,309	(2,069,335)
Reinvested capital gains	10,937,783	4,403,766	6,641,946	15,969,097	4,811,073	11,062,698	-	-
Net increase (decrease) in contract owners' equity resulting from operations	10,222,164	(4,316,297)	12,587,606	(8,502,003)	8,315,087	(5,756,306)	1,561,254	(1,886,996)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,127,553	3,166,178	353,335	461,149	1,384,344	1,328,192	293,943	248,067
Transfers between funds	206,502	931,013	(1,099,718)	(1,064,661)	53,394	(1,559,253)	(155,597)	(281,709)
Redemptions (notes 2, 3 and 4)	(2,910,891)	(3,272,986)	(5,260,034)	(7,224,150)	(3,779,487)	(4,798,013)	(846,039)	(1,161,755)
Adjustments to maintain reserves	(421)	(42)	2,273	455	(347)	(71)	(686)	622
Net equity transactions	(577,257)	824,163	(6,004,144)	(7,827,207)	(2,342,096)	(5,029,145)	(708,379)	(1,194,774)
Net change in contract owners' equity	9,644,907	(3,492,134)	6,583,462	(16,329,210)	5,972,991	(10,785,451)	852,875	(3,081,770)
Contract owners' equity beginning of period	31,277,090	34,769,224	54,099,761	70,428,971	35,355,133	46,140,584	7,954,870	11,036,640
Contract owners' equity end of period	$40,921,997	31,277,090	60,683,223	54,099,761	41,328,124	35,355,133	8,807,745	7,954,870
CHANGES IN UNITS:
Beginning units	1,224,052	1,227,824	888,494	1,004,309	1,077,040	1,205,338	400,658	452,326
Units purchased	296,499	501,084	16,309	13,448	114,181	81,087	66,444	63,438
Units redeemed	(319,909)	(504,856)	(98,233)	(129,263)	(171,754)	(209,385)	(92,415)	(115,106)
Ending units	1,200,642	1,224,052	806,570	888,494	1,019,467	1,077,040	374,687	400,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GEM2		GIG		NVIE6		SCVF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$305,314	(698,563)	175,445	118,808	325,037	108,871	(71,887)	(201,275)
Realized gain (loss) on investments	288,774	2,326,366	(40,710)	158,153	(276,655)	2,345,202	550,254	1,916,495
Change in unrealized gain (loss) on investments	9,173,147	(13,325,589)	1,593,391	(3,085,892)	4,857,869	(10,312,723)	(4,023,582)	(11,736,813)
Reinvested capital gains	-	-	645,702	83,763	1,907,829	229,734	7,373,925	4,944,715
Net increase (decrease) in contract owners' equity resulting from operations	9,767,235	(11,697,786)	2,373,828	(2,725,168)	6,814,080	(7,628,916)	3,828,710	(5,076,878)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,029,528	5,102,671	241,568	881,773	1,985,948	3,952,006	321,666	383,558
Transfers between funds	(1,217,513)	(6,797,147)	(751,559)	66,367	(1,591,039)	(4,343,414)	(431,245)	(662,510)
Redemptions (notes 2, 3 and 4)	(4,605,580)	(5,762,634)	(2,067,816)	(1,922,498)	(4,281,768)	(3,962,279)	(2,830,041)	(3,452,243)
Adjustments to maintain reserves	(477)	(63)	273	27	(10)	31	76	(88)
Net equity transactions	(3,794,042)	(7,457,173)	(2,577,534)	(974,331)	(3,886,869)	(4,353,656)	(2,939,544)	(3,731,283)
Net change in contract owners' equity	5,973,193	(19,154,959)	(203,706)	(3,699,499)	2,927,211	(11,982,572)	889,166	(8,808,161)
Contract owners' equity beginning of period	48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	22,998,562	31,806,723
Contract owners' equity end of period	$54,948,740	48,975,547	14,286,262	14,489,968	43,720,837	40,793,626	23,887,728	22,998,562
CHANGES IN UNITS:
Beginning units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	644,567	734,822
Units purchased	208,285	445,388	25,345	92,592	550,372	815,341	21,407	20,904
Units redeemed	(329,419)	(697,277)	(194,026)	(147,722)	(946,750)	(1,235,854)	(94,094)	(111,159)
Ending units	1,580,746	1,701,880	887,888	1,056,569	4,290,709	4,687,087	571,880	644,567

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SCVF2		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(242,885)	(458,757)	(2,951,738)	(4,367,169)	(7,106,312)	(7,478,332)	(4,501,197)	(15,092,254)
Realized gain (loss) on investments	(2,764,139)	(443,171)	11,151,511	11,244,628	22,212,277	45,661,848	68,482,858	118,796,905
Change in unrealized gain (loss) on investments	(2,883,314)	(13,660,912)	57,377,842	(58,849,838)	45,928,624	(102,883,549)	333,113,418	(450,860,185)
Reinvested capital gains	11,286,911	7,176,182	28,599,372	17,453,965	84,344,657	56,261,054	301,949,354	247,543,198
Net increase (decrease) in contract owners' equity resulting from operations	5,396,573	(7,386,658)	94,176,987	(34,518,414)	145,379,246	(8,438,979)	699,044,433	(99,612,336)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,001,527	1,460,953	23,234,152	26,656,534	47,428,561	42,968,011	360,938,121	301,723,570
Transfers between funds	(178,799)	(833,025)	(3,558,361)	(3,492,636)	(14,490,876)	(44,561,576)	9,436,526	(182,857,928)
Redemptions (notes 2, 3 and 4)	(3,138,150)	(3,403,691)	(26,834,642)	(31,378,573)	(51,020,328)	(49,582,677)	(269,379,536)	(240,788,245)
Adjustments to maintain reserves	(336)	(81)	(138)	(34)	136	(39)	1,301	(1,366)
Net equity transactions	(2,315,758)	(2,775,844)	(7,158,989)	(8,214,710)	(18,082,507)	(51,176,281)	100,996,412	(121,923,968)
Net change in contract owners' equity	3,080,815	(10,162,502)	87,017,998	(42,733,124)	127,296,739	(59,615,260)	800,040,845	(221,536,304)
Contract owners' equity beginning of period	32,406,291	42,568,793	287,157,721	329,890,845	516,193,490	575,808,750	2,852,932,413	3,074,468,717
Contract owners' equity end of period	$35,487,106	32,406,291	374,175,719	287,157,721	643,490,229	516,193,490	3,652,973,258	2,852,932,413
CHANGES IN UNITS:
Beginning units	987,854	1,059,738	15,904,781	16,304,900	25,709,376	28,116,220	169,771,107	176,625,407
Units purchased	121,142	134,954	2,338,267	2,510,424	3,435,384	3,839,065	29,714,824	21,374,055
Units redeemed	(181,634)	(206,838)	(2,650,702)	(2,910,543)	(4,202,804)	(6,245,909)	(24,439,000)	(28,228,355)
Ending units	927,362	987,854	15,592,346	15,904,781	24,941,956	25,709,376	175,046,931	169,771,107

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVDIVI		GVDIV2		NVSIX2		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$479,653	75,831	10,951,298	1,460,853	(597,986)	(421,887)	72,354	53,086
Realized gain (loss) on investments	(50,840)	(9,577)	(1,279,662)	(277,382)	(2,940,718)	(79,023)	37,761	17,814
Change in unrealized gain (loss) on investments	(211,448)	(565,573)	(4,905,924)	(11,971,332)	(14,450,894)	(24,049,202)	374,499	(441,191)
Reinvested capital gains	92,297	-	2,114,428	-	38,288,355	11,733,994	5,375	-
Net increase (decrease) in contract owners' equity resulting from operations	309,662	(499,319)	6,880,140	(10,787,861)	20,298,757	(12,816,118)	489,989	(370,291)
Equity transactions:
Purchase payments received from contract owners (note 4)	34,571	64,483	1,394,422	1,981,725	12,868,858	18,446,966	193,209	1,122,527
Transfers between funds	70,926	(319,694)	4,085,834	2,518,783	139,987	(3,716,116)	(84,859)	280,643
Redemptions (notes 2, 3 and 4)	(238,465)	(278,611)	(5,938,346)	(6,455,537)	(4,691,174)	(4,543,129)	(172,937)	(61,971)
Adjustments to maintain reserves	(51)	14	(461)	(33)	(437)	(54)	(19)	2
Net equity transactions	(133,019)	(533,809)	(458,551)	(1,955,062)	8,317,234	10,187,666	(64,606)	1,341,201
Net change in contract owners' equity	176,643	(1,033,128)	6,421,589	(12,742,923)	28,615,991	(2,628,452)	425,383	970,910
Contract owners' equity beginning of period	2,142,588	3,175,716	46,553,847	59,296,770	84,530,383	87,158,835	2,333,786	1,362,876
Contract owners' equity end of period	$2,319,231	2,142,588	52,975,436	46,553,847	113,146,374	84,530,383	2,759,169	2,333,786
CHANGES IN UNITS:
Beginning units	245,331	297,403	3,238,080	3,357,520	5,983,119	5,388,295	215,853	107,945
Units purchased	19,745	15,457	585,821	544,667	1,467,123	1,598,434	21,622	117,069
Units redeemed	(34,122)	(67,529)	(611,566)	(664,107)	(941,862)	(1,003,610)	(26,277)	(9,161)
Ending units	230,954	245,331	3,212,335	3,238,080	6,508,380	5,983,119	211,198	215,853

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIX8		MCIF		GVEX2		GVIDA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,571,883	742,463	(465,412)	(520,301)	2,694,312	(371,563)	511,267	(373,964)
Realized gain (loss) on investments	270,981	682,978	6,001,853	6,814,168	11,566,295	10,859,386	8,150,856	13,445,287
Change in unrealized gain (loss) on investments	14,103,605	(15,856,682)	6,156,457	(59,957,970)	137,277,218	(76,513,657)	8,211,447	(44,777,087)
Reinvested capital gains	186,217	-	39,910,116	22,609,845	31,932,459	21,505,397	13,735,105	14,202,162
Net increase (decrease) in contract owners' equity resulting from operations	16,132,686	(14,431,241)	51,603,014	(31,054,258)	183,470,284	(44,520,437)	30,608,675	(17,503,602)
Equity transactions:
Purchase payments received from contract owners (note 4)	11,329,450	15,483,162	22,391,003	27,848,281	107,657,108	109,296,078	2,913,490	7,884,793
Transfers between funds	1,304,129	2,124,123	539,358	(7,983,018)	(17,023,123)	(12,274,129)	(5,979,928)	(8,612,022)
Redemptions (notes 2, 3 and 4)	(5,444,619)	(4,238,763)	(18,229,362)	(17,282,671)	(40,595,278)	(42,825,225)	(15,777,217)	(20,723,853)
Adjustments to maintain reserves	(440)	38	(44)	263	(40)	(118)	82	32
Net equity transactions	7,188,520	13,368,560	4,700,955	2,582,855	50,038,667	54,196,607	(18,843,573)	(21,451,050)
Net change in contract owners' equity	23,321,206	(1,062,681)	56,303,969	(28,471,403)	233,508,951	9,676,170	11,765,102	(38,954,652)
Contract owners' equity beginning of period	80,143,069	81,205,750	212,815,278	241,286,681	626,339,778	616,663,608	147,600,435	186,555,087
Contract owners' equity end of period	$103,464,275	80,143,069	269,119,247	212,815,278	859,848,729	626,339,778	159,365,537	147,600,435
CHANGES IN UNITS:
Beginning units	8,362,077	7,174,717	6,128,379	6,064,937	39,634,312	36,584,258	5,818,163	6,560,953
Units purchased	1,671,267	2,076,796	1,248,668	1,171,346	8,981,637	9,656,213	141,217	625,835
Units redeemed	(999,081)	(889,436)	(1,123,466)	(1,107,904)	(6,401,072)	(6,606,159)	(801,260)	(1,368,625)
Ending units	9,034,263	8,362,077	6,253,581	6,128,379	42,214,877	39,634,312	5,158,120	5,818,163

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NAMAA2		GVDMA		GVIDM		GVDMC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,271,703	(1,650,134)	3,498,047	350,470	13,173,702	5,675,946	4,766,090	3,018,103
Realized gain (loss) on investments	1,917,432	827,956	27,759,548	33,733,599	(7,335,634)	2,241,505	14,984,145	4,637,364
Change in unrealized gain (loss) on investments	248,897,323	(191,171,667)	28,438,358	(172,170,464)	117,026,588	(345,329,677)	23,432,868	(88,299,573)
Reinvested capital gains	58,306,944	81,105,626	63,771,904	72,044,411	184,325,769	182,494,985	36,823,064	41,484,041
Net increase (decrease) in contract owners' equity resulting from operations	317,393,402	(110,888,219)	123,467,857	(66,041,984)	307,190,425	(154,917,241)	80,006,167	(39,160,065)
Equity transactions:
Purchase payments received from contract owners (note 4)	345,551,020	317,545,912	9,018,225	11,113,464	17,585,479	27,382,532	16,209,475	15,724,070
Transfers between funds	38,469,872	70,761,985	(23,413,591)	(22,645,424)	(24,421,738)	(54,795,552)	(5,248,476)	(4,925,302)
Redemptions (notes 2, 3 and 4)	(102,307,537)	(72,987,850)	(84,303,078)	(99,346,910)	(214,637,078)	(235,521,960)	(80,914,419)	(80,483,391)
Adjustments to maintain reserves	(3,240)	2,655	50,058	(1,419)	20,894	(20,651)	238	156
Net equity transactions	281,710,115	315,322,702	(98,648,386)	(110,880,290)	(221,452,443)	(262,955,632)	(69,953,182)	(69,684,466)
Net change in contract owners' equity	599,103,517	204,434,483	24,819,471	(176,922,274)	85,737,982	(417,872,873)	10,052,985	(108,844,531)
Contract owners' equity beginning of period	1,703,853,239	1,499,418,756	655,639,526	832,561,800	2,004,731,980	2,422,604,853	703,492,503	812,337,034
Contract owners' equity end of period	$2,302,956,756	1,703,853,239	680,458,997	655,639,526	2,090,469,962	2,004,731,980	713,545,488	703,492,503
CHANGES IN UNITS:
Beginning units	153,008,686	126,440,617	27,509,783	31,674,347	100,698,428	113,080,530	41,053,128	44,950,379
Units purchased	34,923,216	35,142,926	449,389	700,575	3,700,694	2,468,397	2,023,927	2,043,328
Units redeemed	(11,793,422)	(8,574,857)	(4,107,475)	(4,865,139)	(13,766,776)	(14,850,499)	(5,829,004)	(5,940,579)
Ending units	176,138,480	153,008,686	23,851,697	27,509,783	90,632,346	100,698,428	37,248,051	41,053,128

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVIDC		GVAAA2		NVCRA2		NVCMA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,001,246	2,979,361	8,846,720	(21,567,623)	771,484	77,395	3,762,595	1,248,164
Realized gain (loss) on investments	(7,016,871)	(3,428,241)	239,173,773	162,349,396	(1,159,082)	(881,096)	(3,759,725)	423,579
Change in unrealized gain (loss) on investments	36,829,703	(31,649,185)	430,187,040	(893,029,411)	8,365,664	(9,548,966)	26,174,829	(57,193,774)
Reinvested capital gains	11,665,066	11,940,847	436,261,026	341,399,975	5,368,736	1,400,459	29,993,449	19,354,216
Net increase (decrease) in contract owners' equity resulting from operations	45,479,144	(20,157,218)	1,114,468,559	(410,847,663)	13,346,802	(8,952,208)	56,171,148	(36,167,815)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,528,826	15,602,208	379,191,548	336,069,270	3,731,112	4,451,004	3,470,488	6,252,575
Transfers between funds	73,317,874	38,851,274	(8,284,771)	42,008,625	(962,635)	(3,319,227)	(6,892,309)	(9,901,698)
Redemptions (notes 2, 3 and 4)	(140,090,953)	(115,146,395)	(706,011,519)	(659,600,418)	(5,080,301)	(5,006,065)	(31,751,574)	(40,240,042)
Adjustments to maintain reserves	183	95	1,919	(1,470)	(170)	(72)	(107)	65
Net equity transactions	(51,244,070)	(60,692,819)	(335,102,823)	(281,523,993)	(2,311,994)	(3,874,360)	(35,173,502)	(43,889,100)
Net change in contract owners' equity	(5,764,926)	(80,850,037)	779,365,736	(692,371,656)	11,034,808	(12,826,568)	20,997,646	(80,056,915)
Contract owners' equity beginning of period	587,674,624	668,524,661	5,987,024,415	6,679,396,071	61,103,892	73,930,460	289,247,189	369,304,104
Contract owners' equity end of period	$581,909,698	587,674,624	6,766,390,151	5,987,024,415	72,138,700	61,103,892	310,244,835	289,247,189
CHANGES IN UNITS:
Beginning units	41,086,948	45,224,620	363,160,318	379,710,213	4,587,657	4,871,759	21,482,129	24,451,473
Units purchased	10,617,103	7,562,108	33,062,711	32,139,289	408,183	390,851	432,529	796,727
Units redeemed	(14,087,517)	(11,699,780)	(51,954,062)	(48,689,184)	(570,574)	(674,953)	(2,741,256)	(3,766,071)
Ending units	37,616,534	41,086,948	344,268,967	363,160,318	4,425,266	4,587,657	19,173,402	21,482,129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCA2		NVCMD2		NVCRB2		NVCMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,641,503	12,082,862	28,240,109	12,827,427	23,285,998	15,267,983	7,830,878	5,141,349
Realized gain (loss) on investments	(1,981,561)	36,926,764	4,036,280	36,562,752	14,950,857	29,768,140	(2,290,779)	3,096,067
Change in unrealized gain (loss) on investments	154,317,605	(414,176,923)	149,304,239	(383,330,682)	103,875,699	(317,141,748)	44,640,433	(86,788,956)
Reinvested capital gains	218,064,619	123,441,637	174,592,903	121,116,144	130,413,547	109,458,295	35,297,950	31,104,323
Net increase (decrease) in contract owners' equity resulting from operations	401,042,166	(241,725,660)	356,173,531	(212,824,359)	272,526,101	(162,647,330)	85,478,482	(47,447,217)
Equity transactions:
Purchase payments received from contract owners (note 4)	12,429,673	20,245,929	18,750,074	18,726,673	48,176,610	48,392,017	12,561,001	16,775,837
Transfers between funds	(31,888,348)	(19,948,884)	(38,749,902)	(39,902,104)	(24,153,067)	(51,175,872)	(6,247,081)	(13,867,885)
Redemptions (notes 2, 3 and 4)	(248,976,578)	(270,039,154)	(233,979,822)	(240,177,670)	(192,344,492)	(181,797,930)	(75,882,805)	(70,790,038)
Adjustments to maintain reserves	(5,933)	261	(63)	192	(52)	323	203	49
Net equity transactions	(268,441,186)	(269,741,848)	(253,979,713)	(261,352,909)	(168,321,001)	(184,581,461)	(69,568,682)	(67,882,037)
Net change in contract owners' equity	132,600,980	(511,467,508)	102,193,818	(474,177,268)	104,205,100	(347,228,791)	15,909,800	(115,329,254)
Contract owners' equity beginning of period	2,264,878,130	2,776,345,638	2,264,265,546	2,738,442,814	1,939,316,377	2,286,545,168	703,698,360	819,027,614
Contract owners' equity end of period	$2,397,479,110	2,264,878,130	2,366,459,364	2,264,265,546	2,043,521,477	1,939,316,377	719,608,160	703,698,360
CHANGES IN UNITS:
Beginning units	167,139,954	185,428,749	169,751,666	187,940,542	148,478,478	161,832,789	55,035,016	60,127,400
Units purchased	5,156,332	4,990,320	4,447,314	3,771,878	5,848,586	6,335,270	2,437,396	2,705,091
Units redeemed	(23,009,059)	(23,279,115)	(21,863,284)	(21,960,754)	(17,780,778)	(19,689,581)	(7,535,758)	(7,797,475)
Ending units	149,287,227	167,139,954	152,335,696	169,751,666	136,546,286	148,478,478	49,936,654	55,035,016

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVCCN2		NVDBL2		NVDCA2		NVLM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$6,129,070	4,197,471	10,967,757	6,501,270	7,868,587	2,267,299	(28,638)	1,747
Realized gain (loss) on investments	(5,114,554)	(4,289,679)	19,916,421	27,946,856	25,369,177	32,969,850	160,078	46,921
Change in unrealized gain (loss) on investments	40,579,434	(30,633,306)	69,396,569	(194,420,741)	95,168,035	(236,552,000)	1,743,424	(2,013,743)
Reinvested capital gains	11,535,298	3,795,662	90,328,521	64,368,689	100,446,388	88,646,903	323,936	554,519
Net increase (decrease) in contract owners' equity resulting from operations	53,129,248	(26,929,852)	190,609,268	(95,603,926)	228,852,187	(112,667,948)	2,198,800	(1,410,556)
Equity transactions:
Purchase payments received from contract owners (note 4)	22,774,430	13,621,616	51,891,897	53,335,694	6,124,528	10,918,284	992,895	1,964,439
Transfers between funds	61,826,952	28,800,750	(16,748,300)	(11,497,512)	(15,059,188)	194,037	1,511,436	4,794,136
Redemptions (notes 2, 3 and 4)	(126,237,229)	(106,519,929)	(128,187,937)	(122,612,561)	(134,648,433)	(137,747,308)	(1,078,893)	(421,199)
Adjustments to maintain reserves	41	186	(50)	(18)	(551)	194	(115)	(36)
Net equity transactions	(41,635,806)	(64,097,377)	(93,044,390)	(80,774,396)	(143,583,644)	(126,634,793)	1,425,323	6,337,340
Net change in contract owners' equity	11,493,442	(91,027,229)	97,564,878	(176,378,322)	85,268,543	(239,302,741)	3,624,123	4,926,784
Contract owners' equity beginning of period	605,629,650	696,656,879	1,425,937,414	1,602,315,736	1,312,171,390	1,551,474,131	13,865,261	8,938,477
Contract owners' equity end of period	$617,123,092	605,629,650	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390	17,489,384	13,865,261
CHANGES IN UNITS:
Beginning units	50,580,027	55,841,512	87,424,198	92,168,347	68,870,094	75,042,840	1,200,259	696,475
Units purchased	11,036,583	9,521,559	4,902,323	5,276,748	2,407,067	2,418,783	290,662	542,271
Units redeemed	(14,455,839)	(14,783,044)	(10,225,655)	(10,020,897)	(9,264,496)	(8,591,529)	(180,925)	(38,487)
Ending units	47,160,771	50,580,027	82,100,866	87,424,198	62,012,665	68,870,094	1,309,996	1,200,259

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NVLCA2		NCPG2		NCPGI2		IDPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$59,077	44,378	13,566,756	5,732,770	5,733,423	3,432,691	7,757,249	3,357,264
Realized gain (loss) on investments	184,384	219,200	(1,590,354)	1,840,356	(646,208)	315,336	2,455,958	4,120,596
Change in unrealized gain (loss) on investments	2,178,595	(2,670,975)	100,775,677	(176,674,856)	48,519,717	(75,169,759)	97,522,121	(146,124,972)
Reinvested capital gains	318,413	577,002	45,052,410	62,158,081	10,531,251	22,513,944	25,216,214	60,778,730
Net increase (decrease) in contract owners' equity resulting from operations	2,740,469	(1,830,395)	157,804,489	(106,943,649)	64,138,183	(48,907,788)	132,951,542	(77,868,382)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,389,460	4,569,568	76,059,149	94,471,606	28,425,917	33,364,329	70,632,605	95,926,848
Transfers between funds	4,619,970	1,601,909	(31,631,994)	(11,903,524)	(8,010,873)	(10,688,461)	(15,093,802)	(4,720,276)
Redemptions (notes 2, 3 and 4)	(1,161,622)	(550,702)	(71,730,516)	(66,373,409)	(35,484,256)	(36,186,224)	(58,070,191)	(55,587,761)
Adjustments to maintain reserves	37,076	(10)	(299)	(116)	(239)	59	(279)	139
Net equity transactions	5,884,884	5,620,765	(27,303,660)	16,194,557	(15,069,451)	(13,510,297)	(2,531,667)	35,618,950
Net change in contract owners' equity	8,625,353	3,790,370	130,500,829	(90,749,092)	49,068,732	(62,418,085)	130,419,875	(42,249,432)
Contract owners' equity beginning of period	14,081,019	10,290,649	1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342
Contract owners' equity end of period	$22,706,372	14,081,019	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,108,144,785	977,724,910
CHANGES IN UNITS:
Beginning units	1,144,692	740,582	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823
Units purchased	568,587	555,743	6,889,474	11,272,860	2,774,980	3,416,921	6,375,959	10,351,247
Units redeemed	(157,722)	(151,633)	(9,209,416)	(10,085,542)	(4,077,392)	(4,593,403)	(6,646,359)	(7,516,915)
Ending units	1,555,557	1,144,692	99,738,845	102,058,787	46,655,575	47,957,987	84,974,755	85,245,155

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IDPGI2		AMTB		AMINS		AMCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,427,950	1,771,643	308,894	29,653	(1,706)	(2,481)	(195)	(197)
Realized gain (loss) on investments	1,103,735	2,001,365	(604,713)	(868,552)	(186)	21,217	1,169	740
Change in unrealized gain (loss) on investments	34,475,295	(59,295,931)	1,743,415	422,442	22,928	(45,513)	1,599	(2,062)
Reinvested capital gains	9,752,788	23,208,772	-	-	4,452	-	814	869
Net increase (decrease) in contract owners' equity resulting from operations	48,759,768	(32,314,151)	1,447,596	(416,457)	25,488	(26,777)	3,387	(650)
Equity transactions:
Purchase payments received from contract owners (note 4)	32,675,510	31,268,822	401,173	513,038	4	-	2,968	2,228
Transfers between funds	(5,441,594)	(6,893,305)	(1,483,799)	1,357,616	(7,452)	(58,876)	543	-
Redemptions (notes 2, 3 and 4)	(29,821,566)	(25,728,783)	(9,045,544)	(11,890,826)	(8,192)	(55,923)	(4,520)	(3,824)
Adjustments to maintain reserves	(31)	44	(3)	46	(17)	31	44	(18)
Net equity transactions	(2,587,681)	(1,353,222)	(10,128,173)	(10,020,127)	(15,657)	(114,767)	(965)	(1,614)
Net change in contract owners' equity	46,172,087	(33,667,373)	(8,680,577)	(10,436,584)	9,831	(141,544)	2,422	(2,264)
Contract owners' equity beginning of period	427,640,894	461,308,267	71,506,240	81,942,824	106,639	248,183	12,349	14,613
Contract owners' equity end of period	$473,812,981	427,640,894	62,825,663	71,506,240	116,470	106,639	14,771	12,349
CHANGES IN UNITS:
Beginning units	38,304,461	38,456,865	6,261,593	7,094,458	8,216	15,424	-	-
Units purchased	3,599,183	3,416,985	827,348	769,537	263	1,163	7	-
Units redeemed	(3,826,553)	(3,569,389)	(1,729,481)	(1,602,402)	(1,342)	(8,371)	(7)	-
Ending units	38,077,091	38,304,461	5,359,460	6,261,593	7,137	8,216	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMMCGS		AMSRS		NOTB4		NOTG4
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(46,445)	(46,002)	(149,785)	(159,843)	23,017	(44,232)	(24,315)	(76,178)
Realized gain (loss) on investments	186,419	132,759	918,513	1,663,067	(19,587)	49,581	(39,041)	352,432
Change in unrealized gain (loss) on investments	412,095	(518,774)	1,735,274	(3,475,572)	860,094	(1,412,743)	408,299	(1,155,032)
Reinvested capital gains	227,134	230,765	837,518	895,544	291,956	552,954	327,239	351,223
Net increase (decrease) in contract owners' equity resulting from operations	779,203	(201,252)	3,341,520	(1,076,804)	1,155,480	(854,440)	672,182	(527,555)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,168	25,827	69,515	134,909	4,918	93,752	13,789	42,800
Transfers between funds	147,797	(181,080)	(586,051)	(320,532)	(1,510)	(242,082)	(172,261)	(5,111,857)
Redemptions (notes 2, 3 and 4)	(303,499)	(428,826)	(1,633,219)	(3,209,048)	(831,279)	(800,893)	(267,618)	(757,565)
Adjustments to maintain reserves	(90)	42	13,398	39	(84)	(13)	(56)	(8)
Net equity transactions	(154,624)	(584,037)	(2,136,357)	(3,394,631)	(827,955)	(949,237)	(426,146)	(5,826,630)
Net change in contract owners' equity	624,579	(785,289)	1,205,163	(4,471,435)	327,525	(1,803,677)	246,036	(6,354,185)
Contract owners' equity beginning of period	2,533,406	3,318,695	14,699,182	19,170,617	9,728,895	11,532,572	4,832,206	11,186,391
Contract owners' equity end of period	$3,157,985	2,533,406	15,904,345	14,699,182	10,056,420	9,728,895	5,078,242	4,832,206
CHANGES IN UNITS:
Beginning units	75,180	91,628	512,948	620,643	925,125	1,009,768	443,562	908,323
Units purchased	17,123	5,025	4,014	8,955	8,207	27,326	4,163	21,080
Units redeemed	(19,895)	(21,473)	(70,071)	(116,650)	(81,715)	(111,969)	(40,493)	(485,841)
Ending units	72,408	75,180	446,891	512,948	851,617	925,125	407,232	443,562

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	NOTMG4		PMVSTA		PMVIV		PMVRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,094	(43,120)	547,938	228,092	2,477	43	2,987	3,844
Realized gain (loss) on investments	(30,694)	4,513	(24,819)	27,588	67	-	231	(686)
Change in unrealized gain (loss) on investments	655,547	(1,064,467)	167,188	(425,338)	3,187	20	15,815	(8,720)
Reinvested capital gains	305,396	370,798	-	61,212	-	39	-	-
Net increase (decrease) in contract owners' equity resulting from operations	932,343	(732,276)	690,307	(108,446)	5,731	102	19,033	(5,562)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,786	6,065	11,238,019	10,139,177	82,443	16,943	27,743	50,118
Transfers between funds	(31,310)	(260,645)	13,692,917	18,245,355	151,825	-	(4,408)	37,482
Redemptions (notes 2, 3 and 4)	(366,742)	(643,100)	(5,819,389)	(3,607,497)	-	-	(15,993)	(15,980)
Adjustments to maintain reserves	(85)	(8)	(244)	(2,555)	(25)	(2)	10	(29)
Net equity transactions	(382,351)	(897,689)	19,111,303	24,774,480	234,243	16,941	7,352	71,590
Net change in contract owners' equity	549,992	(1,629,965)	19,801,610	24,666,034	239,974	17,043	26,385	66,028
Contract owners' equity beginning of period	6,905,389	8,535,354	49,347,196	24,681,162	17,043	-	239,192	173,164
Contract owners' equity end of period	$7,455,381	6,905,389	69,148,806	49,347,196	257,017	17,043	265,577	239,192
CHANGES IN UNITS:
Beginning units	629,849	706,332	4,846,128	2,423,474	1,696	-	25,651	18,070
Units purchased	14,312	5,488	3,561,834	3,540,222	22,528	1,696	3,826	9,385
Units redeemed	(46,890)	(81,971)	(1,693,656)	(1,117,568)	(547)	-	(3,082)	(1,804)
Ending units	597,271	629,849	6,714,306	4,846,128	23,677	1,696	26,395	25,651

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVFHA		PMUBA		PMVAAD		PMVFAD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$8,480	3,385	2,103	549	494,777	621,870	48,392	578,166
Realized gain (loss) on investments	979	55	(3)	(2)	(185,615)	(613,986)	(40,867)	47,579
Change in unrealized gain (loss) on investments	26,435	(346)	208	(601)	3,627,074	(3,191,333)	818,587	(1,910,176)
Reinvested capital gains	4,505	1,418	-	-	-	-	-	231,073
Net increase (decrease) in contract owners' equity resulting from operations	40,399	4,512	2,308	(54)	3,936,236	(3,183,449)	826,112	(1,053,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,673	190,493	-	54,380	865,302	2,166,602	409,783	779,600
Transfers between funds	14,971	300,215	755	(306)	(570,509)	(2,002,183)	(324,808)	1,281,682
Redemptions (notes 2, 3 and 4)	(16,357)	(1,402)	-	-	(2,471,263)	(3,730,745)	(1,850,854)	(2,228,140)
Adjustments to maintain reserves	-	(42)	(1)	12	(310)	(39)	(261)	(509)
Net equity transactions	9,287	489,264	754	54,086	(2,176,780)	(3,566,365)	(1,766,140)	(167,367)
Net change in contract owners' equity	49,686	493,776	3,062	54,032	1,759,456	(6,749,814)	(940,028)	(1,220,725)
Contract owners' equity beginning of period	628,907	135,131	54,032	-	40,698,700	47,448,514	16,536,038	17,756,763
Contract owners' equity end of period	$678,593	628,907	57,094	54,032	42,458,156	40,698,700	15,596,010	16,536,038
CHANGES IN UNITS:
Beginning units	52,907	11,528	5,377	-	3,832,626	4,156,552	1,483,969	1,504,589
Units purchased	9,828	41,670	73	5,408	196,403	306,674	176,431	411,055
Units redeemed	(9,143)	(291)	-	(31)	(395,523)	(630,600)	(329,784)	(431,675)
Ending units	53,592	52,907	5,450	5,377	3,633,506	3,832,626	1,330,616	1,483,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVLAD		PMVTRD		PMVRSD		PMVEBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,497,268	1,180,146	4,965,756	3,155,043	4,733	1,938	333,967	293,575
Realized gain (loss) on investments	(2,973,394)	(1,124,689)	(4,466,965)	(2,157,415)	(11,941)	(25,730)	(33,459)	(6,415)
Change in unrealized gain (loss) on investments	7,513,362	(5,292,706)	22,495,555	(13,003,347)	19,562	4,251	1,134,133	(1,119,713)
Reinvested capital gains	-	-	-	4,296,128	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	9,037,236	(5,237,249)	22,994,346	(7,709,591)	12,354	(19,541)	1,434,641	(832,553)
Equity transactions:
Purchase payments received from contract owners (note 4)	15,922,270	12,969,562	23,515,787	21,359,313	47,078	49,574	896,950	1,495,748
Transfers between funds	1,382,752	15,776,167	(18,748,641)	25,696,627	(34,142)	23,536	601,718	(1,156,461)
Redemptions (notes 2, 3 and 4)	(39,460,277)	(39,738,118)	(30,929,752)	(26,845,467)	(19,317)	(31,837)	(890,349)	(955,291)
Adjustments to maintain reserves	7,592	(22,908)	1,000	(14,150)	(2)	(7)	(392)	156
Net equity transactions	(22,147,663)	(11,015,297)	(26,161,606)	20,196,323	(6,383)	41,266	607,927	(615,848)
Net change in contract owners' equity	(13,110,427)	(16,252,546)	(3,167,260)	12,486,732	5,971	21,725	2,042,568	(1,448,401)
Contract owners' equity beginning of period	395,425,039	411,677,585	366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382
Contract owners' equity end of period	$382,314,612	395,425,039	363,492,228	366,659,488	123,184	117,213	12,982,549	10,939,981
CHANGES IN UNITS:
Beginning units	35,595,616	36,607,998	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838
Units purchased	6,226,123	5,220,215	5,074,102	6,189,888	10,251	12,176	301,190	375,041
Units redeemed	(8,240,166)	(6,232,597)	(7,520,923)	(4,321,193)	(11,373)	(5,458)	(244,652)	(441,423)
Ending units	33,581,573	35,595,616	31,717,096	34,163,917	20,926	22,048	1,163,994	1,107,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PMVHYD		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$10,826	8,358	13,337	(18,770)	(41,863)	(33,981)	(23,221)	(24,120)
Realized gain (loss) on investments	579	439	18,824	44,264	40,038	360,314	112,274	75,265
Change in unrealized gain (loss) on investments	20,633	(14,691)	395,272	(378,677)	504,044	(448,550)	1,695,273	(1,648,503)
Reinvested capital gains	-	-	217,089	97,324	397,786	115,253	14,357	-
Net increase (decrease) in contract owners' equity resulting from operations	32,038	(5,894)	644,522	(255,859)	900,005	(6,964)	1,798,683	(1,597,358)
Equity transactions:
Purchase payments received from contract owners (note 4)	9,405	113,006	50,908	43,808	49,692	134,358	1,384,957	2,738,263
Transfers between funds	(2,016)	5,623	277,339	755,098	1,097,538	714,386	8,329,577	1,136,085
Redemptions (notes 2, 3 and 4)	(17,262)	(14,669)	(268,507)	(247,586)	(424,655)	(341,484)	(345,492)	(330,137)
Adjustments to maintain reserves	8	(30)	(107)	11	(46)	(11)	(185)	19
Net equity transactions	(9,865)	103,930	59,633	551,331	722,529	507,249	9,368,857	3,544,230
Net change in contract owners' equity	22,173	98,036	704,155	295,472	1,622,534	500,285	11,167,540	1,946,872
Contract owners' equity beginning of period	234,817	136,781	2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087
Contract owners' equity end of period	$256,990	234,817	2,895,953	2,191,798	3,782,197	2,159,663	18,098,499	6,930,959
CHANGES IN UNITS:
Beginning units	20,123	11,334	215,922	168,534	160,245	124,428	412,873	238,311
Units purchased	1,358	10,329	45,844	97,067	122,201	156,041	547,749	207,189
Units redeemed	(2,180)	(1,540)	(39,417)	(49,679)	(74,081)	(120,224)	(70,767)	(32,627)
Ending units	19,301	20,123	222,349	215,922	208,365	160,245	889,855	412,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	HVSIT		ROCSC		TRHS2		VVGGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(277,767)	(186,247)	713	591	(4,176,964)	(4,260,349)	(597)	-
Realized gain (loss) on investments	(1,808,071)	(2,880,143)	(3,218)	(52,580)	6,912,254	7,888,829	6,471	-
Change in unrealized gain (loss) on investments	2,319,589	969,425	13,239	35,158	46,488,399	(19,796,670)	36,774	-
Reinvested capital gains	3,438,461	833,890	31,345	3,328	12,324,903	14,761,415	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,672,212	(1,263,075)	42,079	(13,503)	61,548,592	(1,406,775)	42,648	-
Equity transactions:
Purchase payments received from contract owners (note 4)	60,551	311,871	-	-	11,808,198	18,710,755	235,684	-
Transfers between funds	(123,352)	(2,249,269)	(405)	(18,440)	(11,873,081)	(5,772,805)	(22,240)	-
Redemptions (notes 2, 3 and 4)	(1,898,136)	(2,369,581)	(6,088)	(112,027)	(23,338,467)	(23,432,431)	-	-
Adjustments to maintain reserves	(273)	(34)	1	(11)	687	(367)	(9)	-
Net equity transactions	(1,961,210)	(4,307,013)	(6,492)	(130,478)	(23,402,663)	(10,494,849)	213,435	-
Net change in contract owners' equity	1,711,002	(5,570,088)	35,587	(143,981)	38,145,929	(11,901,624)	256,083	-
Contract owners' equity beginning of period	15,775,103	21,345,191	235,295	379,276	243,823,169	255,724,793	-	-
Contract owners' equity end of period	$17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-
CHANGES IN UNITS:
Beginning units	898,461	1,110,094	17,884	26,309	7,141,535	7,441,709	-	-
Units purchased	153,761	31,958	98	113	805,556	1,162,484	23,243	-
Units redeemed	(237,571)	(243,591)	(561)	(8,538)	(1,431,572)	(1,462,658)	(2,288)	-
Ending units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENts OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VWHAS		VWBF		VWEM		VWHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(415,798)	(496,855)	(61,964)	436,579	(128,946)	(179,730)	(147,849)	(214,822)
Realized gain (loss) on investments	(1,990,985)	434,173	(384,362)	(374,611)	214,567	349,493	(904,592)	(925,025)
Change in unrealized gain (loss) on investments	4,901,599	(9,898,443)	1,106,322	(588,261)	3,254,670	(4,778,803)	2,127,142	(3,427,937)
Reinvested capital gains	-	-	-	-	340,644	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	2,494,816	(9,961,125)	659,996	(526,293)	3,680,935	(4,609,040)	1,074,701	(4,567,784)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,612,198	2,193,273	64,702	63,428	179,673	303,799	44	15,229
Transfers between funds	710,838	3,118,262	(138,451)	64,180	(223,573)	(1,772,227)	(319,210)	(630,224)
Redemptions (notes 2, 3 and 4)	(2,869,658)	(3,381,277)	(726,816)	(692,962)	(1,439,728)	(1,603,580)	(949,529)	(1,959,889)
Adjustments to maintain reserves	(267)	8	526	(5)	486	37	19	(23)
Net equity transactions	(546,889)	1,930,267	(800,039)	(565,359)	(1,483,142)	(3,071,971)	(1,268,676)	(2,574,907)
Net change in contract owners' equity	1,947,927	(8,030,858)	(140,043)	(1,091,652)	2,197,793	(7,681,011)	(193,975)	(7,142,691)
Contract owners' equity beginning of period	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864	10,715,951	17,858,642
Contract owners' equity end of period	$25,930,502	23,982,575	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951
CHANGES IN UNITS:
Beginning units	4,611,558	4,333,652	288,142	311,850	546,069	650,129	689,947	822,612
Units purchased	2,286,179	1,588,657	4,861	13,054	76,917,185	46,201	8,542	5,156
Units redeemed	(2,365,983)	(1,310,751)	(39,182)	(36,762)	(76,969,560)	(150,261)	(101,465)	(137,821)
Ending units	4,531,754	4,611,558	253,821	288,142	493,694	546,069	597,024	689,947

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	VYDS		VRVDRA		SVDF		SVOF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121)	(1,545)	22,838	-	(662)	(623)	(2,765)	(3,126)
Realized gain (loss) on investments	1,348	25,153	302	-	1,402	1,609	13,260	13,859
Change in unrealized gain (loss) on investments	25,198	(71,050)	(188,998)	-	8,145	(9,607)	26,132	(58,476)
Reinvested capital gains	9,023	26,541	188,784	-	4,819	5,250	30,229	26,251
Net increase (decrease) in contract owners' equity resulting from operations	34,448	(20,901)	22,926	-	13,704	(3,371)	66,856	(21,492)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	1,377	621,237	-	(66)	232	2,544	2,795
Transfers between funds	-	-	1,400,528	-	97	4	-	18
Redemptions (notes 2, 3 and 4)	(2,015)	(42,109)	(14,347)	-	(2,555)	(2,725)	(30,326)	(29,208)
Adjustments to maintain reserves	(2)	10	(343,320)	-	188	(20)	(521)	481
Net equity transactions	(2,017)	(40,722)	1,664,098	-	(2,336)	(2,509)	(28,303)	(25,914)
Net change in contract owners' equity	32,431	(61,623)	1,687,024	-	11,368	(5,880)	38,553	(47,406)
Contract owners' equity beginning of period	129,994	191,617	-	-	38,366	44,246	230,758	278,164
Contract owners' equity end of period	$162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758
CHANGES IN UNITS:
Beginning units	5,933	7,477	-	-	-	-	-	-
Units purchased	-	56	233,753	-	52	-	-	-
Units redeemed	(84)	(1,600)	(45,440)	-	(52)	-	-	-
Ending units	5,849	5,933	188,313	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	WFVSCG		WFVOG2		AMTP		FCA2S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,498,591)	(1,602,575)	(192)	(345)	235	(32)	-	12,304
Realized gain (loss) on investments	4,022,919	2,311,105	(487)	22	585	315	-	(92,962)
Change in unrealized gain (loss) on investments	1,489,391	(11,353,181)	2,744	(2,413)	(2,350)	(2,093)	-	71,751
Reinvested capital gains	15,459,225	9,804,002	1,609	2,480	3,092	1,483	-	-
Net increase (decrease) in contract owners' equity resulting from operations	19,472,944	(840,649)	3,674	(256)	1,562	(327)	-	(8,907)
Equity transactions:
Purchase payments received from contract owners (note 4)	5,557,842	8,414,130	-	-	97	(217)	-	14,706
Transfers between funds	(8,067,061)	69,404	-	-	(739)	14	-	(515,453)
Redemptions (notes 2, 3 and 4)	(6,522,739)	(6,390,003)	(11,507)	(4)	(438)	(661)	-	(108,708)
Adjustments to maintain reserves	(2)	183	9	1	(13,860)	(5)	-	(60)
Net equity transactions	(9,031,960)	2,093,714	(11,498)	(3)	(14,940)	(869)	-	(609,516)
Net change in contract owners' equity	10,440,984	1,253,065	(7,824)	(259)	(13,378)	(1,196)	-	(618,423)
Contract owners' equity beginning of period	86,153,478	84,900,413	21,663	21,922	13,378	14,574	-	618,423
Contract owners' equity end of period	$96,594,462	86,153,478	13,839	21,663	-	13,378	-	-
CHANGES IN UNITS:
Beginning units	2,983,354	2,937,303	850	850	-	-	-	40,251
Units purchased	470,810	1,402,958	-	-	-	(6)	-	1,050
Units redeemed	(734,312)	(1,356,907)	(447)	-	-	6	-	(41,301)
Ending units	2,719,852	2,983,354	403	850	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVSIA
	2019	2018
Investment activity:
Net investment income (loss)	$-	7
Realized gain (loss) on investments	-	(485)
Change in unrealized gain (loss) on investments	-	500
Reinvested capital gains	-	-
Net increase (decrease) in contract owners' equity resulting from operations	-	22
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-
Transfers between funds	-	(12,941)
Redemptions (notes 2, 3 and 4)	-	(2)
Adjustments to maintain reserves	-	2
Net equity transactions	-	(12,941)
Net change in contract owners' equity	-	(12,919)
Contract owners' equity beginning of period	-	12,919
Contract owners' equity end of period	$-	-
CHANGES IN UNITS:
Beginning units	-	1,343
Units purchased	-	-
Units redeemed	-	(1,343)
Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)*
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2019, contract owners were not invested in this fund.

The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Inception Date	Liquidation Date
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	6/21/2018
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/11/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	9/14/2018
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	9/14/2018
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)		4/27/2018

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DGI	BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Growth and Income Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVMS	Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVB	Invesco Oppenheimer V.I. Total Return Bond Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

The following table provides variable account charges by asset fee rates for the period ended December 31, 2019.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Total	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB	ALVSVA	ALVSVB
0.40%	$1,233,775	1,433	-	7	-	-	2,440	307
0.60%	391,860	-	-	25	311	-	667	-
0.65%	266,992	-	-	-	-	-	-	78
0.75%	715,000	-	-	-	-	-	-	300
0.80%	220,109	-	-	-	-	-	-	327
0.85%	995,897	-	-	-	-	-	-	1,255
0.95%	266,700	-	577	-	-	-	-	1,684
1.05%	247,270	-	1,645	-	-	-	-	1,845
1.10%	9,172,978	-	-	-	-	-	-	11,367
1.15%	48,753,975	-	11,599	840	-	2,124	-	68,328
1.20%	280,853	-	114	-	-	-	-	92
1.25%	3,473,051	-	6,866	66	-	-	-	6,804
1.30%	297,280,355	-	-	4,417	-	20,826	-	353,452
1.35%	12,964,434	-	-	-	-	236	-	25,981
1.40%	12,899,893	-	67	45	-	682	-	11,790
1.45%	3,920,014	-	2,264	-	-	-	-	7,998
1.50%	79,602,382	-	3,236	4,515	-	36,496	-	238,276
1.55%	30,297,198	-	7,630	-	-	1,374	-	50,118
1.60%	11,502,161	-	2,048	388	-	14,421	-	61,377
1.65%	10,570,428	-	-	-	-	2,393	-	32,744
1.70%	1,757,091	-	558	-	-	-	-	3,864
1.75%	121,721,518	-	6,828	-	-	31,291	-	218,181
1.80%	5,826,014	-	13,539	1,161	-	13,083	-	19,551
1.85%	23,971,774	-	811	-	-	5,560	-	69,790
1.90%	1,817,279	-	718	-	-	-	-	1,869
1.95%	53,021,164	-	542	511	-	57,879	-	159,934
2.00%	2,502,793	-	-	-	-	655	-	9,669
2.05%	6,734,883	-	3,628	85	-	2,761	-	36,264
2.10%	5,199,058	-	132	-	-	4,341	-	18,145
2.15%	1,967,819	-	1,461	-	-	-	-	4,503
2.20%	10,084,377	-	313	-	-	21,417	-	53,255
2.25%	694,762	-	-	-	-	1,642	-	390
2.30%	5,038,641	-	-	-	-	9,461	-	22,117
2.35%	2,049,157	-	-	-	-	-	-	2,916
2.40%	6,184,280	-	-	-	-	15,791	-	29,981
2.45%	383,828	-	-	-	-	173	-	3,638
2.50%	3,999,950	-	-	-	-	709	-	17,451
2.55%	903,988	-	-	-	-	3,140	-	6,970
2.60%	59,980	-	-	-	-	-	-	-
2.65%	393,684	-	-	-	-	239	-	1,066
2.70%	230,624	-	-	-	-	-	-	51
2.75%	485,067	-	-	-	-	15,223	-	28,538
2.80%	33,319	-	-	-	-	-	-	84
2.85%	280,972	-	-	-	-	-	-	256
2.90%	16,616	-	-	-	-	-	-	-
2.95%	38,845	-	-	-	-	-	-	-
3.00%	36,746	-	-	-	-	-	-	-
3.05%	3,068	-	-	-	-	-	-	-
3.10%	673	-	-	-	-	-	-	-
3.40%	1,876	-	-	-	-	-	-	-
Totals	$780,495,171	$1,433	$64,576	$12,060	$311	$261,917	$3,107	$1,582,606

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ALMCS	ARLPE3	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
0.40%	$-	-	85	6,458	-	-	-	-
0.60%	-	360	-	989	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	965	-	171	-
0.85%	-	-	-	-	-	-	-	-
0.95%	1,118	-	-	-	-	-	-	719
1.05%	2,388	-	-	-	-	-	-	3,808
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	-	-	-	10,761
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	-	-	-	-	4,771
1.30%	-	-	-	-	265,921	331	132,835	-
1.35%	-	-	-	-	-	-	-	2,048
1.40%	-	-	-	-	84,534	92	47,363	2,295
1.45%	-	-	-	-	-	-	-	391
1.50%	-	-	-	-	-	-	-	2,763
1.55%	-	-	-	-	-	-	-	11,785
1.60%	-	-	-	-	-	-	-	576
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	93
1.75%	-	-	-	-	-	-	-	1,583
1.80%	-	-	-	-	-	-	-	942
1.85%	-	-	-	-	-	-	-	1,189
1.90%	-	-	-	-	-	-	-	1,988
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1,299
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	206
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	144
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,506	$360	$85	$7,447	$351,420	$423	$180,369	$47,361

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVCB4	AMVBC4	AMVI4	AMVGS4
0.40%	$1,114	-	4,406	1,861	154	943	304	-
0.60%	-	-	635	-	584	1,367	2,447	1,841
0.65%	1,659	-	-	385	-	-	-	-
0.75%	8,761	-	-	2,331	-	-	-	-
0.80%	336	-	1,297	-	-	-	-	-
0.85%	9,653	-	-	4,706	-	-	-	-
0.95%	5,800	-	-	2,607	-	-	-	-
1.05%	1,821	-	-	893	-	-	-	-
1.10%	28,146	-	-	16,832	-	-	-	-
1.15%	227,231	-	-	136,669	-	-	-	-
1.20%	551	-	-	480	-	-	-	-
1.25%	16,953	-	-	17,680	-	-	-	-
1.30%	887,960	36	93,198	486,064	-	-	-	-
1.35%	60,339	-	-	67,132	-	-	-	-
1.40%	45,124	57	28,202	8,665	-	-	-	-
1.45%	23,123	-	-	18,747	-	-	-	-
1.50%	275,212	-	-	368,615	-	-	-	-
1.55%	183,800	-	-	94,245	-	-	-	-
1.60%	55,774	-	-	101,858	-	-	-	-
1.65%	46,111	-	-	46,814	-	-	-	-
1.70%	8,459	-	-	4,710	-	-	-	-
1.75%	610,434	-	-	359,040	-	-	-	-
1.80%	25,246	-	-	44,970	-	-	-	-
1.85%	115,988	-	-	79,466	-	-	-	-
1.90%	4,488	-	-	10,026	-	-	-	-
1.95%	230,412	-	-	317,200	-	-	-	-
2.00%	15,263	-	-	8,805	-	-	-	-
2.05%	19,029	-	-	37,879	-	-	-	-
2.10%	26,470	-	-	25,518	-	-	-	-
2.15%	5,720	-	-	1,842	-	-	-	-
2.20%	68,439	-	-	65,219	-	-	-	-
2.25%	3,197	-	-	2,684	-	-	-	-
2.30%	28,037	-	-	20,982	-	-	-	-
2.35%	3,864	-	-	1,792	-	-	-	-
2.40%	17,316	-	-	55,077	-	-	-	-
2.45%	808	-	-	3,210	-	-	-	-
2.50%	5,186	-	-	5,864	-	-	-	-
2.55%	3,725	-	-	3,949	-	-	-	-
2.60%	404	-	-	355	-	-	-	-
2.65%	356	-	-	5,307	-	-	-	-
2.70%	343	-	-	-	-	-	-	-
2.75%	-	-	-	8,853	-	-	-	-
2.80%	-	-	-	13	-	-	-	-
2.85%	260	-	-	1,622	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,072,912	$93	$127,738	$2,440,967	$738	$2,310	$2,751	$1,841

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AFGF	AFHY	AVPAP2	AFGC	BRVED3	BRVHY3	BRVTR3	MLVGA3
0.40%	$-	-	76	-	449	1,574	10,568	3,416
0.60%	-	-	-	-	1,124	1,036	4,234	4,620
0.65%	-	-	-	-	-	-	-	154
0.75%	-	-	-	-	-	-	-	2,165
0.80%	-	-	-	-	-	-	-	640
0.85%	-	-	-	-	-	-	-	4,349
0.95%	-	-	-	-	-	-	-	1,143
1.05%	-	-	-	-	-	-	-	1,874
1.10%	-	-	-	-	1,120	1,302	1,810	20,931
1.15%	-	-	240,641	-	31,941	19,027	80,514	74,337
1.20%	-	-	-	-	-	-	-	451
1.25%	-	-	-	-	1,120	1,243	1,066	24,768
1.30%	131,871	6,341	4,459,544	8,214	1,773,967	256,411	3,136,849	601,091
1.35%	-	-	89,766	-	10,884	4,197	12,358	101,673
1.40%	-	-	-	-	13,238	4,301	11,641	37,711
1.45%	-	-	-	-	6,461	1,999	1,160	30,289
1.50%	-	-	1,285,022	-	426,925	122,868	432,328	1,311,237
1.55%	-	-	-	-	16,558	12,041	18,187	132,460
1.60%	-	-	165,282	-	33,804	24,873	14,346	296,648
1.65%	-	-	113,989	-	63,546	21,307	76,951	116,331
1.70%	-	-	659	-	232	61	14	14,828
1.75%	-	-	2,664,421	-	297,048	31,329	307,696	816,811
1.80%	-	-	22,475	-	34,921	5,700	35,040	86,746
1.85%	-	-	669,286	-	176,017	21,670	141,811	82,171
1.90%	-	-	-	-	11,984	1,644	193	2,912
1.95%	-	-	654,381	-	261,312	68,299	195,867	938,558
2.00%	-	-	-	-	4,852	2,793	3,621	15,330
2.05%	-	-	181,460	-	30,286	1,451	20,462	62,169
2.10%	-	-	38,107	-	15,764	3,310	21,189	74,377
2.15%	-	-	421	-	2,627	-	2,422	53,999
2.20%	-	-	310,284	-	18,276	6,132	10,610	187,220
2.25%	-	-	6,864	-	2,323	39	-	10,424
2.30%	-	-	78,944	-	11,401	5,946	10,447	96,170
2.35%	-	-	-	-	211	-	-	-
2.40%	-	-	167,292	-	45,023	11,671	24,349	115,015
2.45%	-	-	5,334	-	242	1,157	2,637	2,970
2.50%	-	-	51,842	-	41,046	1,296	36,730	16,725
2.55%	-	-	701	-	1,135	95	3,237	5,183
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	642
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	6,455	-	-	-	-	4,718
2.80%	-	-	-	-	175	-	-	-
2.85%	-	-	434	-	2,299	-	2,996	594
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$131,871	$6,341	$11,213,680	$8,214	$3,338,311	$634,772	$4,621,333	$5,353,850

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS	DVDLS
0.40%	$317	419	-	129	-	-	994	-
0.60%	998	-	-	-	-	-	622	-
0.65%	-	1,097	-	1,630	-	-	1,079	-
0.75%	-	4,318	-	14,381	-	-	3,662	-
0.80%	-	2,842	16,492	-	2,259	2,561	-	-
0.85%	-	10,526	-	27,213	-	-	7,596	-
0.95%	-	2,976	-	24,258	-	-	1,007	196
1.05%	-	5,994	-	22,434	-	-	6,390	1,293
1.10%	380	8,947	-	36,281	-	-	7,560	3
1.15%	10,241	129,133	-	244,276	-	-	97,659	3,275
1.20%	-	1,185	-	11,519	-	-	-	-
1.25%	1,179	12,526	-	26,061	-	-	9,445	2,161
1.30%	121,885	195,722	1,940,095	203,128	374,201	250,278	315,054	-
1.35%	8,944	29,729	-	67,029	-	-	30,943	-
1.40%	198	40,211	909,513	17,544	103,372	85,869	7,243	220
1.45%	904	22,824	-	66,010	-	-	14,698	-
1.50%	123,110	86,379	-	210,112	-	-	156,521	61
1.55%	8,781	93,154	-	193,318	-	-	64,313	1,715
1.60%	10,509	24,910	-	50,315	-	-	63,728	-
1.65%	16,190	8,773	-	25,538	-	-	18,781	-
1.70%	252	4,674	-	14,486	-	-	6,624	771
1.75%	31,642	184,680	-	398,139	-	-	244,550	88
1.80%	12,000	18,011	-	23,718	-	-	22,040	642
1.85%	7,494	18,974	-	52,538	-	-	53,561	188
1.90%	627	2,631	-	10,543	-	-	3,341	-
1.95%	100,670	41,472	-	58,222	-	-	123,127	523
2.00%	2,719	3,501	-	15,880	-	-	3,180	-
2.05%	7,689	4,483	-	15,371	-	-	9,128	-
2.10%	7,284	16,335	-	17,259	-	-	15,483	141
2.15%	422	4,781	-	2,883	-	-	1,956	-
2.20%	8,681	14,855	-	36,943	-	-	30,800	-
2.25%	1,172	125	-	3,548	-	-	55	123
2.30%	3,620	4,190	-	23,085	-	-	18,470	-
2.35%	-	864	-	1,272	-	-	631	-
2.40%	10,603	1,018	-	890	-	-	6,206	-
2.45%	-	768	-	12	-	-	73	-
2.50%	1,472	281	-	-	-	-	9,714	-
2.55%	113	964	-	5,804	-	-	3,694	-
2.60%	-	-	-	-	-	-	-	-
2.65%	646	-	-	-	-	-	416	-
2.70%	-	-	-	-	-	-	106	-
2.75%	348	-	-	-	-	-	573	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,421	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$502,511	$1,004,272	$2,866,100	$1,921,769	$479,832	$338,708	$1,361,023	$11,400

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DGI	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FVU2S	FQB
0.40%	$-	-	3,651	8,337	2,973	3,281	-	-
0.60%	-	-	270	2,520	2,118	4,078	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	11,538	-	-	-	-	-	-
0.80%	243	-	-	-	-	-	-	72
0.85%	-	6,508	1,156	-	-	-	-	-
0.95%	-	8,037	-	-	-	-	30	-
1.05%	-	21,502	-	-	-	-	-	-
1.10%	-	-	489	-	336	-	-	-
1.15%	-	-	3,278	-	18,378	31,573	2,098	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	77	-	1,771	1,787	809	-
1.30%	132,505	-	29,026	-	239,099	247,876	-	45,196
1.35%	-	3,202	45	-	19,852	37,831	-	-
1.40%	41,082	-	177	-	7,858	1,215	28	19,701
1.45%	-	-	67	-	1,454	6,691	395	-
1.50%	-	-	13,753	-	156,276	231,754	47	-
1.55%	-	-	1,272	-	11,352	36,471	1,829	-
1.60%	-	-	1,236	-	31,929	73,830	878	-
1.65%	-	-	2,582	-	20,803	44,954	-	-
1.70%	-	-	-	-	1,377	381	67	-
1.75%	-	-	1,137	-	67,872	57,607	241	-
1.80%	-	-	7,950	-	18,055	24,524	212	-
1.85%	-	-	12,408	-	32,418	82,470	844	-
1.90%	-	-	-	-	1,605	6,697	176	-
1.95%	-	-	2,987	-	124,523	135,919	-	-
2.00%	-	-	340	-	3,709	3,786	-	-
2.05%	-	-	-	-	34,518	30,786	-	-
2.10%	-	-	218	-	2,978	6,772	-	-
2.15%	-	-	-	-	3,438	489	-	-
2.20%	-	-	-	-	38,915	6,624	-	-
2.25%	-	-	-	-	1,963	645	150	-
2.30%	-	-	-	-	14,731	4,556	-	-
2.35%	-	-	-	-	982	-	-	-
2.40%	-	-	3,229	-	28,241	65,920	-	-
2.45%	-	-	-	-	792	928	-	-
2.50%	-	-	-	-	7,769	3,395	-	-
2.55%	-	-	-	-	3,276	7,022	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	219	554	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	233	414	-	-
2.80%	-	-	-	-	13	162	-	-
2.85%	-	-	-	-	1,743	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$173,830	$50,787	$85,348	$10,857	$903,569	$1,160,992	$7,804	$64,969

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQBS	FEMS2	FC2	FEIP	FVSS2	FHIP	FAMP	FB2
0.40%	$-	57	177	-	-	-	-	21,124
0.60%	-	608	1,905	-	-	-	-	1,546
0.65%	-	-	-	-	-	-	-	-
0.75%	-	20	-	-	-	-	-	-
0.80%	-	-	-	4,818	-	1,498	834	-
0.85%	-	4,224	-	-	-	-	-	-
0.95%	2,335	-	-	-	-	-	-	-
1.05%	649	-	-	-	-	-	-	-
1.10%	790	-	-	-	416	-	-	2,730
1.15%	38,361	912	3,180	-	14,546	-	-	124,910
1.20%	5,428	291	-	-	7,583	-	-	-
1.25%	12,547	10	-	-	5,470	-	-	10,854
1.30%	-	21,256	11,130	2,535,270	-	328,941	967,681	5,050,282
1.35%	8,164	2,174	2,510	-	3,358	-	-	31,535
1.40%	14,951	528	330	994,981	2,870	175,642	188,659	17,276
1.45%	10,889	-	-	-	936	-	-	3,358
1.50%	6,115	27,381	9,900	-	2,579	-	-	799,729
1.55%	70,853	852	824	-	18,257	-	-	26,775
1.60%	4,190	3,710	1,136	-	345	-	-	77,608
1.65%	3,717	5,216	1,231	-	479	-	-	122,272
1.70%	3,850	331	219	-	296	-	-	629
1.75%	29,016	1,305	2,025	-	2,134	-	-	270,489
1.80%	7,816	2,541	738	-	4,841	-	-	89,172
1.85%	1,043	2,607	569	-	1,302	-	-	195,776
1.90%	701	-	-	-	2,831	-	-	-
1.95%	-	10,361	2,248	-	2,235	-	-	322,205
2.00%	106	468	197	-	-	-	-	1,829
2.05%	3,812	10,837	531	-	196	-	-	17,524
2.10%	176	379	-	-	-	-	-	15,121
2.15%	1,788	77	-	-	73	-	-	6,026
2.20%	8,562	2,193	187	-	-	-	-	31,771
2.25%	517	-	-	-	-	-	-	2,319
2.30%	466	629	211	-	180	-	-	13,605
2.35%	-	863	-	-	-	-	-	-
2.40%	-	1,380	880	-	-	-	-	13,413
2.45%	-	-	-	-	-	-	-	2,804
2.50%	-	250	-	-	-	-	-	29,856
2.55%	-	-	-	-	-	-	-	174
2.60%	-	-	-	-	-	-	-	-
2.65%	-	182	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$236,842	$101,642	$40,128	$3,535,069	$70,927	$506,081	$1,157,174	$7,302,712

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.40%	$473	877	-	-	-	-	-	-
0.60%	1,576	-	-	-	-	-	-	-
0.65%	41	1,707	-	-	-	-	-	-
0.75%	943	2,264	-	-	-	-	-	-
0.80%	1,416	-	677	-	363	-	2,314	-
0.85%	4,293	9,373	-	-	-	-	-	-
0.95%	1,053	890	-	-	-	-	-	-
1.05%	531	107	-	-	-	-	-	-
1.10%	2,614	33,279	-	52,210	-	191,972	-	1,045
1.15%	62,543	328,675	-	224,618	-	894,301	-	56,354
1.20%	390	1,633	-	1,168	-	3,591	-	130
1.25%	4,563	35,270	-	5,275	-	51,748	-	28,587
1.30%	171,001	1,022,751	43,889	1,596,880	105,701	1,607,421	145,482	136,608
1.35%	19,564	103,213	-	59,874	-	176,393	-	46,662
1.40%	17,994	13,861	20,501	14,749	9,098	13,588	13,989	2,572
1.45%	4,756	49,158	-	14,217	-	42,496	-	2,364
1.50%	163,520	665,292	-	344,583	-	503,358	-	219,064
1.55%	44,867	219,711	-	101,165	-	359,346	-	36,656
1.60%	31,175	182,518	-	40,431	-	66,162	-	27,577
1.65%	22,123	87,326	-	56,139	-	45,001	-	16,063
1.70%	1,949	10,773	-	8,027	-	13,152	-	434
1.75%	125,328	587,869	-	551,194	-	1,112,506	-	127,488
1.80%	16,788	74,064	-	20,669	-	30,450	-	12,507
1.85%	43,888	166,833	-	189,176	-	123,459	-	20,926
1.90%	3,217	7,461	-	6,825	-	28,104	-	17,997
1.95%	150,659	498,928	-	143,608	-	302,487	-	213,907
2.00%	3,298	29,980	-	7,267	-	28,659	-	4,371
2.05%	23,019	87,726	-	30,951	-	21,172	-	19,279
2.10%	11,199	48,138	-	14,191	-	41,391	-	20,477
2.15%	4,023	27,911	-	6,633	-	5,480	-	4,749
2.20%	26,083	56,080	-	53,402	-	102,512	-	7,681
2.25%	1,051	6,274	-	463	-	975	-	2,202
2.30%	13,041	26,171	-	14,008	-	32,747	-	10,951
2.35%	853	2,307	-	129	-	5,683	-	-
2.40%	22,432	39,505	-	9,795	-	43,108	-	17,600
2.45%	792	6,644	-	1,219	-	227	-	1,121
2.50%	8,789	18,646	-	37,894	-	6,553	-	13,194
2.55%	6,190	3,597	-	2,406	-	5,427	-	436
2.60%	-	-	-	-	-	-	-	1,192
2.65%	156	424	-	677	-	-	-	-
2.70%	-	94	-	-	-	1,768	-	-
2.75%	1,828	9,152	-	-	-	-	-	-
2.80%	68	-	-	-	-	-	-	-
2.85%	206	356	-	8,659	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,020,293	$4,466,838	$65,067	$3,618,502	$115,162	$5,861,237	$161,785	$1,070,194

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGP	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP
0.40%	$21,114	-	9,792	-	28,514	-	2,159	-
0.60%	6,071	-	8,000	-	4,398	-	1,108	-
0.65%	-	-	1,389	-	1,862	-	1,348	-
0.75%	-	-	8,833	-	13,228	-	3,919	-
0.80%	-	17,013	-	1,467	-	4,597	-	1,366
0.85%	-	-	14,117	-	20,151	-	6,991	-
0.95%	-	-	1,565	-	2,192	-	1,744	-
1.05%	-	-	2,523	-	4,073	-	4,874	-
1.10%	80	-	23,012	-	66,297	-	33,503	-
1.15%	78,623	-	251,879	-	595,356	-	407,265	-
1.20%	-	-	10,346	-	4,066	-	1,505	-
1.25%	119	-	24,540	-	29,950	-	31,356	-
1.30%	4,267,291	4,188,360	1,341,299	125,902	5,651,873	162,512	566,442	544,374
1.35%	6,442	-	119,960	-	116,037	-	124,710	-
1.40%	3,214	974,309	11,144	48,154	39,009	49,975	15,869	111,645
1.45%	3,876	-	33,707	-	60,663	-	40,399	-
1.50%	525,913	-	1,115,203	-	833,324	-	399,663	-
1.55%	8,334	-	167,758	-	433,151	-	266,858	-
1.60%	19,379	-	271,287	-	96,216	-	131,606	-
1.65%	76,379	-	152,827	-	147,453	-	60,846	-
1.70%	-	-	13,321	-	18,461	-	12,104	-
1.75%	152,126	-	660,661	-	1,041,902	-	603,534	-
1.80%	58,188	-	72,327	-	89,380	-	62,049	-
1.85%	183,100	-	295,645	-	326,796	-	157,067	-
1.90%	-	-	24,230	-	18,058	-	8,753	-
1.95%	232,460	-	890,788	-	386,739	-	363,952	-
2.00%	2,514	-	33,984	-	21,451	-	15,216	-
2.05%	79,222	-	130,085	-	58,065	-	41,552	-
2.10%	8,784	-	81,068	-	55,170	-	43,910	-
2.15%	-	-	10,148	-	16,853	-	17,368	-
2.20%	12,288	-	110,719	-	49,149	-	79,777	-
2.25%	-	-	5,625	-	2,939	-	2,080	-
2.30%	6,560	-	62,618	-	25,882	-	35,189	-
2.35%	4,687	-	5,469	-	21,318	-	1,352	-
2.40%	14,944	-	124,537	-	72,439	-	33,470	-
2.45%	6,138	-	2,338	-	3,622	-	3,523	-
2.50%	27,051	-	29,845	-	52,116	-	13,433	-
2.55%	659	-	4,868	-	2,403	-	2,389	-
2.60%	-	-	-	-	-	-	352	-
2.65%	1,380	-	5,975	-	2,127	-	2,251	-
2.70%	-	-	654	-	476	-	659	-
2.75%	-	-	1,863	-	-	-	1,744	-
2.80%	-	-	1,216	-	751	-	1,070	-
2.85%	-	-	3,612	-	893	-	427	-
2.90%	-	-	-	-	261	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,806,936	$5,179,682	$6,140,777	$175,523	$10,415,064	$217,084	$3,605,386	$657,385

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2
0.40%	$692	-	1,848	1,427	-	365	3,771	-
0.60%	-	-	2,081	1,968	-	-	1,917	-
0.65%	1,026	-	-	324	-	498	-	-
0.75%	2,018	-	-	5,453	-	1,835	-	-
0.80%	-	288	-	829	-	1,186	-	298
0.85%	3,701	-	-	4,370	-	4,327	-	1,652
0.95%	810	-	-	2,018	2,009	4,061	-	108
1.05%	1,045	-	-	1,883	2,725	930	-	645
1.10%	10,467	-	315	16,147	2,144	17,932	-	1,891
1.15%	94,589	-	2,198	164,476	100,980	171,024	-	24,337
1.20%	605	-	-	125	1,045	13,230	-	-
1.25%	9,792	-	376	18,128	27,509	18,728	-	1,310
1.30%	360,381	40,152	23,845	573,996	1,281	133,936	-	15,600
1.35%	35,496	-	1,862	116,396	27,769	49,567	-	6,020
1.40%	3,984	9,942	466	110,659	12,556	31,161	-	11,371
1.45%	16,786	-	17	27,078	21,589	28,372	-	1,939
1.50%	194,563	-	36,438	603,972	19,185	56,131	-	6,119
1.55%	65,568	-	2,057	119,977	139,602	175,107	-	19,831
1.60%	26,897	-	3,698	259,465	9,986	32,441	-	2,141
1.65%	22,375	-	10,568	90,253	2,482	16,416	-	1,207
1.70%	3,543	-	-	9,982	7,550	4,586	-	888
1.75%	232,349	-	3,525	507,115	47,529	231,008	-	18,882
1.80%	15,177	-	3,102	90,915	21,441	9,279	-	3,847
1.85%	64,852	-	3,079	63,628	11,585	20,690	-	249
1.90%	4,200	-	284	979	9,492	2,689	-	1,704
1.95%	160,227	-	12,018	534,192	5,615	44,131	-	6,458
2.00%	4,370	-	868	13,605	37	8,568	-	36
2.05%	15,354	-	10,414	24,559	5,939	6,472	-	560
2.10%	20,674	-	144	38,401	5,752	14,958	-	1,124
2.15%	2,348	-	2	10,951	930	8,406	-	2,718
2.20%	27,350	-	714	67,592	8,255	17,235	-	223
2.25%	2,397	-	144	5,842	188	750	-	127
2.30%	21,596	-	613	53,997	833	8,024	-	1,613
2.35%	853	-	897	545	-	8,046	-	195
2.40%	13,208	-	2,779	110,732	106	54	-	-
2.45%	942	-	-	2,986	-	86	-	-
2.50%	4,936	-	311	9,137	263	1,274	-	174
2.55%	658	-	-	41,555	-	1,158	-	-
2.60%	-	-	-	485	-	-	-	-
2.65%	534	-	192	2,681	-	161	-	-
2.70%	323	-	-	-	-	387	-	-
2.75%	173	-	-	53,030	-	-	-	-
2.80%	305	-	-	572	-	-	-	-
2.85%	451	-	-	331	-	-	-	-
2.90%	-	-	-	-	-	88	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,447,615	$50,382	$124,855	$3,762,756	$496,377	$1,145,297	$5,688	$133,267

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	FTVSI2	GVMSAS	GVSSCS	GVGMNS	RSRF
0.40%	$-	3,581	2,235	3,986	-	2,462	121	22
0.60%	-	1,717	147	2,581	-	434	-	-
0.65%	-	44	-	-	-	-	-	-
0.75%	485	2,392	-	-	-	-	-	-
0.80%	261	915	-	-	-	-	-	-
0.85%	-	1,417	-	-	-	-	-	-
0.95%	1,037	1,656	341	-	-	-	-	-
1.05%	473	2,148	521	-	-	-	-	-
1.10%	12,257	3,514	2,605	-	-	-	-	-
1.15%	79,430	77,911	21,361	-	-	-	1,810	-
1.20%	376	107	-	-	-	-	-	-
1.25%	9,393	7,603	3,453	-	-	-	-	-
1.30%	15,096	268,825	201,809	-	4,208	-	26,471	-
1.35%	16,802	41,972	23,642	-	-	-	362	-
1.40%	9,070	37,564	2,433	-	-	-	87	-
1.45%	17,346	25,215	2,191	-	-	-	26	-
1.50%	19,157	280,253	257,944	-	8,644	-	45,444	-
1.55%	71,172	56,693	22,215	-	-	-	49	-
1.60%	6,015	128,828	108,894	-	99	-	8,657	-
1.65%	6,355	35,380	30,011	-	-	-	2,713	-
1.70%	4,069	4,829	1,979	-	-	-	-	-
1.75%	98,608	196,560	213,280	-	846	-	26,745	-
1.80%	8,335	49,303	26,042	-	475	-	1,862	-
1.85%	5,286	33,041	14,014	-	22	-	13,434	-
1.90%	1,236	-	-	-	-	-	-	-
1.95%	13,169	231,916	267,732	-	673	-	27,176	-
2.00%	1,213	5,425	17,182	-	-	-	-	-
2.05%	1,912	23,164	37,378	-	-	-	4,628	-
2.10%	7,348	9,909	17,230	-	98	-	2,934	-
2.15%	2,598	11,449	4,059	-	-	-	142	-
2.20%	4,072	38,912	56,039	-	-	-	4,192	-
2.25%	1,079	4,682	2,725	-	-	-	710	-
2.30%	2,555	14,672	26,223	-	-	-	356	-
2.35%	1,098	392	1,444	-	-	-	-	-
2.40%	-	29,920	39,784	-	-	-	1,136	-
2.45%	142	477	918	-	-	-	-	-
2.50%	38	7,157	14,059	-	-	-	126	-
2.55%	-	4,888	2,881	-	-	-	-	-
2.60%	-	656	-	-	-	-	-	-
2.65%	-	30	1,266	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	1,539	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	182	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$417,483	$1,646,838	$1,424,037	$6,567	$15,065	$2,896	$169,181	$22

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	RVARS	ACEG2	IVMCC2	IVKMG2	IVBRA1	OVIGS	OVMS	OVB
0.40%	$449	-	111	-	574	-	-	-
0.60%	827	-	-	-	344	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	1,277	-	-	-	-
0.80%	-	814	-	597	-	-	509	313
0.85%	-	-	202	1,072	-	-	-	-
0.95%	-	802	-	1,274	-	-	-	-
1.05%	-	85	-	455	-	-	-	-
1.10%	-	23	176	1,850	-	439	-	-
1.15%	4,616	14,485	3,647	27,637	-	16,149	-	-
1.20%	-	17	-	776	-	-	-	-
1.25%	26	1,301	75	6,894	-	1,051	-	-
1.30%	31,561	5,997	48,130	40,797	-	273,639	215,556	134,992
1.35%	4,718	831	2,625	7,362	-	7,962	-	-
1.40%	503	5,838	230	2,931	-	574	98,384	79,559
1.45%	105	980	19	3,169	-	2,430	-	-
1.50%	49,230	4,520	31,250	13,759	-	195,588	-	-
1.55%	1,611	12,170	2,446	24,359	-	6,622	-	-
1.60%	14,333	938	7,038	2,533	-	9,782	-	-
1.65%	6,715	39	5,210	1,298	-	20,132	-	-
1.70%	-	1,376	330	628	-	1,037	-	-
1.75%	22,183	3,560	39,716	39,276	-	74,344	-	-
1.80%	6,038	1,016	1,796	2,219	-	9,041	-	-
1.85%	3,956	1,961	5,839	3,786	-	33,608	-	-
1.90%	-	200	-	933	-	601	-	-
1.95%	55,608	5,035	43,631	15,666	-	148,093	-	-
2.00%	5,847	25	384	772	-	1,730	-	-
2.05%	2,797	1,643	3,488	652	-	9,434	-	-
2.10%	2,554	798	8,325	16,915	-	5,984	-	-
2.15%	1,136	229	3,040	1,191	-	656	-	-
2.20%	9,759	2,423	3,391	455	-	9,348	-	-
2.25%	1,414	-	964	134	-	942	-	-
2.30%	2,497	-	14,219	1,377	-	12,870	-	-
2.35%	-	154	358	203	-	-	-	-
2.40%	6,489	-	5,501	-	-	15,368	-	-
2.45%	745	-	-	-	-	-	-	-
2.50%	930	-	1,392	146	-	5,865	-	-
2.55%	403	-	7,088	-	-	876	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	72	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	232	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	381	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$237,050	$67,260	$240,925	$222,393	$918	$864,546	$314,449	$214,864

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVGS	OVGSS	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG
0.40%	$2,545	-	4,625	2,394	1,970	-	393	-
0.60%	1,212	-	2,258	956	-	-	-	-
0.65%	-	177	-	-	2,203	-	584	-
0.75%	-	2,976	-	-	4,480	-	1,688	-
0.80%	2,629	-	-	249	-	422	-	751
0.85%	-	2,638	-	-	8,430	-	2,023	-
0.95%	-	12,114	-	-	1,397	-	2,004	-
1.05%	-	6,433	-	-	863	-	3,401	-
1.10%	-	3,966	-	-	36,866	-	7,100	-
1.15%	-	168,541	-	-	321,567	-	99,449	-
1.20%	-	1,600	-	-	3,303	-	-	-
1.25%	-	37,296	-	-	25,679	-	6,691	-
1.30%	1,208,403	302,299	-	105,566	385,091	52,794	295,233	120,092
1.35%	-	96,092	-	-	87,953	-	48,545	-
1.40%	497,558	8,829	-	34,240	27,630	19,618	5,967	24,397
1.45%	-	34,608	-	-	30,970	-	14,066	-
1.50%	-	341,130	-	-	255,062	-	260,652	-
1.55%	-	90,921	-	-	322,277	-	87,923	-
1.60%	-	71,475	-	-	61,449	-	41,228	-
1.65%	-	21,690	-	-	46,457	-	28,535	-
1.70%	-	5,216	-	-	7,144	-	2,693	-
1.75%	-	186,422	-	-	605,347	-	210,964	-
1.80%	-	41,806	-	-	22,341	-	25,397	-
1.85%	-	38,548	-	-	146,339	-	37,156	-
1.90%	-	2,528	-	-	6,491	-	2,901	-
1.95%	-	162,307	-	-	220,600	-	176,441	-
2.00%	-	3,004	-	-	9,452	-	4,726	-
2.05%	-	56,014	-	-	19,259	-	22,560	-
2.10%	-	26,278	-	-	30,112	-	33,829	-
2.15%	-	2,190	-	-	5,151	-	3,986	-
2.20%	-	53,898	-	-	34,294	-	26,255	-
2.25%	-	739	-	-	3,438	-	2,164	-
2.30%	-	23,808	-	-	23,595	-	27,859	-
2.35%	-	3,221	-	-	13,841	-	282	-
2.40%	-	45,220	-	-	40,425	-	22,600	-
2.45%	-	152	-	-	1,246	-	638	-
2.50%	-	8,539	-	-	9,844	-	4,174	-
2.55%	-	13,422	-	-	5,063	-	3,247	-
2.60%	-	-	-	-	-	-	352	-
2.65%	-	1,015	-	-	327	-	3,674	-
2.70%	-	-	-	-	310	-	-	-
2.75%	-	3,023	-	-	1,266	-	-	-
2.80%	-	100	-	-	108	-	-	-
2.85%	-	-	-	-	1,424	-	356	-
2.90%	-	-	-	-	178	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,712,347	$1,880,235	$6,883	$143,405	$2,831,242	$72,834	$1,517,736	$145,240

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSB	OVSBS	WRPMCV	WRPMAV	WRPMMV	WRASP	WRENG	WRHIP
0.40%	$-	-	6,210	23,226	12,284	766	24	609
0.60%	-	-	963	8,440	12,232	2,401	-	2,473
0.65%	-	-	-	-	-	7	-	1,093
0.75%	-	64	-	-	-	2,732	-	1,240
0.80%	881	-	-	-	-	586	-	-
0.85%	-	510	-	-	-	137	-	601
0.95%	-	613	-	-	-	162	-	-
1.05%	-	1,037	-	-	-	418	-	-
1.10%	-	158	-	-	-	4,017	-	554
1.15%	-	14,491	-	-	-	44,301	-	30,560
1.20%	-	51	-	-	-	-	-	-
1.25%	-	1,647	-	-	-	9,574	-	1,741
1.30%	12,513	273	-	-	-	252,842	-	181,893
1.35%	-	6,560	-	-	-	38,241	-	21,955
1.40%	7,505	2,705	-	-	-	11,782	-	12,399
1.45%	-	9,466	-	-	-	5,840	-	3,234
1.50%	-	3,618	-	-	-	444,414	-	190,393
1.55%	-	12,426	-	-	-	54,973	-	17,248
1.60%	-	18,590	-	-	-	230,555	-	171,843
1.65%	-	1,330	-	-	-	53,849	-	33,095
1.70%	-	408	-	-	-	4,184	-	2,317
1.75%	-	6,195	-	-	-	394,656	-	133,793
1.80%	-	6,831	-	-	-	70,678	-	54,491
1.85%	-	290	-	-	-	40,313	-	69,132
1.90%	-	1,684	-	-	-	965	-	7,623
1.95%	-	1,313	-	-	-	433,089	-	165,439
2.00%	-	300	-	-	-	46,603	-	2,407
2.05%	-	-	-	-	-	28,796	-	36,815
2.10%	-	80	-	-	-	34,748	-	10,443
2.15%	-	105	-	-	-	23,936	-	3,787
2.20%	-	588	-	-	-	129,807	-	41,933
2.25%	-	875	-	-	-	12,934	-	2,189
2.30%	-	-	-	-	-	33,873	-	17,855
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	93,953	-	50,699
2.45%	-	-	-	-	-	2,867	-	3,950
2.50%	-	-	-	-	-	10,763	-	4,852
2.55%	-	-	-	-	-	10,916	-	5,058
2.60%	-	-	-	-	-	-	-	466
2.65%	-	-	-	-	-	8,653	-	5,259
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,897	-	831
2.80%	-	-	-	-	-	-	-	508
2.85%	-	-	-	-	-	1,241	-	505
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$20,899	$92,208	$7,173	$31,666	$24,516	$2,543,469	$24	$1,291,283

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	JPICB2	JPMMV1
0.40%	$4,240	34	5,101	90,861	180,099	19,974	2	-
0.60%	3,026	54	174	3,741	264	191	44	-
0.65%	179	-	-	-	-	-	-	-
0.75%	451	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	273
0.85%	748	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	310	-	-	-	-	-	-	-
1.15%	36,439	-	-	-	-	-	14	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,488	-	-	-	-	-	-	-
1.30%	387,801	-	-	-	-	-	886	110,685
1.35%	46,762	-	-	-	-	-	-	-
1.40%	10,611	-	-	-	-	-	-	38,400
1.45%	2,080	-	-	-	-	-	-	-
1.50%	336,952	-	-	-	-	-	299	-
1.55%	20,348	-	-	-	-	-	-	-
1.60%	96,346	-	-	-	-	-	-	-
1.65%	46,292	-	-	-	-	-	-	-
1.70%	3,573	-	-	-	-	-	-	-
1.75%	232,307	-	-	-	-	-	94	-
1.80%	42,660	-	-	-	-	-	-	-
1.85%	70,717	-	-	-	-	-	-	-
1.90%	3,273	-	-	-	-	-	-	-
1.95%	208,910	-	-	-	-	-	-	-
2.00%	12,393	-	-	-	-	-	-	-
2.05%	54,608	-	-	-	-	-	-	-
2.10%	9,786	-	-	-	-	-	-	-
2.15%	2,145	-	-	-	-	-	-	-
2.20%	40,695	-	-	-	-	-	-	-
2.25%	4,927	-	-	-	-	-	-	-
2.30%	48,778	-	-	-	-	-	-	-
2.35%	4,799	-	-	-	-	-	-	-
2.40%	31,567	-	-	-	-	-	-	-
2.45%	1,856	-	-	-	-	-	-	-
2.50%	8,167	-	-	-	-	-	-	-
2.55%	4,227	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	3,536	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,955	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,784,952	$88	$5,275	$94,602	$180,363	$20,165	$1,339	$149,358

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JABS	JAMGS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.40%	$1,132	6,514	1,446	1,246	4,356	-	2,595	9,508
0.60%	1,482	2,866	3,722	553	4,773	-	3,391	1,868
0.65%	-	-	-	1,338	178	-	-	-
0.75%	-	-	-	9,127	2,425	880	-	-
0.80%	-	-	-	7,250	2,981	1,734	-	-
0.85%	-	-	-	7,494	13,583	946	-	-
0.95%	19,615	-	-	12,189	2,385	5,151	-	-
1.05%	33,011	-	-	10,812	2,597	4,466	-	-
1.10%	230	-	1,695	19,672	4,593	2,305	481	283
1.15%	15,020	-	19,231	194,832	64,476	43,224	10,497	29,815
1.20%	-	-	-	321	-	-	-	-
1.25%	5,276	-	2,515	19,479	8,384	8,180	1,265	1,761
1.30%	110	-	407,459	453,555	583,074	131,776	120,896	330,268
1.35%	-	-	8,772	70,987	45,222	15,249	11,170	4,472
1.40%	902	-	3,177	69,926	49,664	25,898	1,095	2,451
1.45%	3,189	-	3,495	17,912	5,582	6,688	7,837	1,439
1.50%	7,603	-	109,779	175,184	455,992	64,330	210,208	80,002
1.55%	9,800	-	13,707	136,870	61,532	38,351	13,895	9,370
1.60%	3,912	-	19,698	55,544	80,077	22,877	21,535	6,015
1.65%	-	-	15,520	33,036	90,566	6,064	16,192	11,827
1.70%	2,428	-	300	4,831	5,621	1,935	658	-
1.75%	6,609	-	151,375	384,155	138,443	46,469	28,694	55,138
1.80%	1,234	-	12,994	16,644	63,609	9,298	15,509	3,651
1.85%	701	-	27,697	42,135	115,483	5,046	8,976	12,509
1.90%	-	-	4,458	5,495	9,828	1,312	-	-
1.95%	87	-	97,677	82,113	276,425	35,665	138,480	59,453
2.00%	-	-	1,337	11,450	6,371	5,332	3,261	200
2.05%	2,129	-	1,940	12,917	52,956	2,481	8,316	845
2.10%	186	-	7,689	34,750	20,358	7,008	2,304	4,559
2.15%	3,428	-	1,613	4,582	1,162	1,428	526	-
2.20%	1,386	-	5,294	36,822	43,338	7,876	3,247	7,349
2.25%	-	-	259	1,815	1,211	314	2,306	1,093
2.30%	-	-	2,719	15,818	27,960	2,229	10,392	1,402
2.35%	-	-	6,106	2,131	186	101	271	-
2.40%	-	-	6,912	1,137	33,811	6,058	38,759	2,115
2.45%	-	-	1,101	4,896	2,423	1,301	1,433	-
2.50%	-	-	5,454	1,430	6,924	589	2,169	802
2.55%	-	-	503	3,365	13,807	2,540	575	571
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15	1,088	2,693	52	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	261	25,865	-	3,130	-
2.80%	-	-	-	-	-	-	59	33
2.85%	-	-	9,427	-	4,151	-	220	6,846
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$119,470	$9,380	$955,086	$1,965,162	$2,335,065	$515,153	$690,342	$645,645

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	LOVSDC	MNCPS2	M2IGSS	MNDSC	MVUSC	MVFSC	MVIGSC	MVIVSC
0.40%	$15	208	-	2,830	236	10,018	-	15,056
0.60%	298	126	-	2,494	840	4,998	7	4,835
0.65%	-	-	-	101	-	1,731	-	2,085
0.75%	-	-	-	705	-	8,818	-	8,387
0.80%	-	-	-	-	-	851	-	-
0.85%	-	-	-	603	-	18,007	-	6,671
0.95%	-	-	1,906	-	-	3,035	-	5,680
1.05%	-	-	19	-	-	1,708	-	2,843
1.10%	-	-	264	18	-	56,881	-	8,606
1.15%	-	-	16,862	18,213	-	495,541	24	192,009
1.20%	-	-	136	-	-	4,092	-	-
1.25%	-	-	7,167	1,031	-	39,057	610	11,448
1.30%	-	-	794	187,475	-	1,024,461	1,825	1,193,621
1.35%	-	-	2,563	23,766	-	152,188	535	78,327
1.40%	-	-	690	6,362	-	83,187	193	44,353
1.45%	-	-	2,660	1,876	-	56,215	-	15,785
1.50%	-	-	8,336	146,155	-	643,072	2,549	727,346
1.55%	-	-	15,258	8,271	-	410,007	328	82,627
1.60%	-	-	2,985	39,249	-	152,794	15	164,193
1.65%	-	-	51	23,846	-	102,619	280	92,131
1.70%	-	-	217	695	-	18,812	-	5,188
1.75%	-	-	11,935	95,132	-	1,166,646	23	612,275
1.80%	-	-	5,284	14,117	-	74,706	-	59,138
1.85%	-	-	3,509	37,432	-	139,968	198	151,455
1.90%	-	-	3,160	1,421	-	18,725	-	18,976
1.95%	-	-	1,851	90,746	-	461,928	1,952	456,533
2.00%	-	-	1,176	5,106	-	18,288	371	11,910
2.05%	-	-	5,279	13,868	-	56,973	-	84,465
2.10%	-	-	923	14,273	-	90,452	-	33,820
2.15%	-	-	331	4,699	-	26,809	-	14,655
2.20%	-	-	1,785	13,450	-	103,830	-	89,122
2.25%	-	-	-	174	-	3,701	-	5,825
2.30%	-	-	347	14,839	-	54,963	-	58,043
2.35%	-	-	-	1,457	-	20,129	-	6,582
2.40%	-	-	-	7,893	-	83,140	-	93,854
2.45%	-	-	-	156	-	2,512	-	853
2.50%	-	-	-	4,501	-	6,913	-	14,185
2.55%	-	-	-	9,300	-	8,452	-	7,836
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	104	-	4,045	-	462
2.70%	-	-	-	-	-	360	-	-
2.75%	-	-	-	14,772	-	123	-	3,472
2.80%	-	-	-	73	-	1,096	-	13
2.85%	-	-	-	-	-	382	-	4,465
2.90%	-	-	-	-	-	200	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$313	$334	$95,488	$807,203	$1,076	$5,632,433	$8,910	$4,389,130

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MGRFV	MSGI2	MSVFI	MSVF2	MSEM	MSEMB	VKVGR2	MSVRE
0.40%	$16	44	-	-	-	891	194	-
0.60%	-	368	-	-	-	105	1,169	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	5	-	20	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	4,857	-	-	-	-
1.05%	-	-	-	1,324	-	-	-	-
1.10%	-	81	-	5,458	-	175	-	-
1.15%	-	3,538	-	19,677	-	878	-	-
1.20%	-	-	-	40	-	-	-	-
1.25%	-	381	-	3,891	-	1,147	-	-
1.30%	-	38,549	32,589	-	11,410	-	-	-
1.35%	-	3,893	-	6,058	-	-	-	-
1.40%	-	3,226	4,842	3,196	6,615	210	-	273
1.45%	-	2	-	12,592	-	548	-	-
1.50%	-	54,266	-	7,310	-	215	-	-
1.55%	-	5,123	-	23,365	-	953	-	-
1.60%	-	8,663	-	3,868	-	-	-	-
1.65%	-	6,227	-	4,508	-	-	-	-
1.70%	-	-	-	970	-	226	-	-
1.75%	-	8,258	-	37,263	-	1	536	-
1.80%	-	2,637	-	2,579	-	-	-	-
1.85%	-	13,189	-	248	-	27	-	-
1.90%	-	-	-	752	-	-	-	-
1.95%	-	30,721	-	6,422	-	-	1,001	-
2.00%	-	581	-	40	-	-	-	-
2.05%	-	2,876	-	1,275	-	-	-	-
2.10%	-	829	-	1,593	-	-	-	-
2.15%	-	69	-	81	-	-	-	-
2.20%	-	9,201	-	171	-	-	796	-
2.25%	-	684	-	318	-	-	-	-
2.30%	-	2,159	-	1,282	-	-	-	-
2.35%	-	-	-	134	-	-	-	-
2.40%	-	2,906	-	-	-	-	190	-
2.45%	-	-	-	164	-	-	-	-
2.50%	-	110	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	111	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	86	-	-	-	-	-	-
2.85%	-	1,092	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$16	$199,759	$37,436	$149,436	$18,045	$5,376	$3,997	$273

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVREB	NVFIII	GBF	MSBF	HIBF	GVABD2	NVLCP2	NVCBD1
0.40%	$-	42	952	7,301	707	71,895	4,628	-
0.60%	-	-	809	1,361	-	6,195	1,734	-
0.65%	-	-	1,793	1,459	-	5,726	899	-
0.75%	-	-	6,960	6,063	444	9,122	657	-
0.80%	-	-	2,532	238	955	420	215	169
0.85%	-	-	9,490	5,177	1,291	8,067	815	-
0.95%	-	-	3,988	3,186	3,445	4,524	122	-
1.05%	-	-	6,224	383	2,067	1,050	-	-
1.10%	-	-	31,911	28,587	2,673	346,885	9,022	-
1.15%	15	92	326,010	225,170	65,780	2,512,685	57,475	-
1.20%	-	-	2,968	226	702	6,697	-	-
1.25%	-	-	23,544	15,832	12,592	91,921	7,542	-
1.30%	-	4,766	680,895	1,017,966	129,033	25,030,438	309,944	30,926
1.35%	-	614	63,689	76,620	25,702	470,215	15,641	-
1.40%	-	462	189,919	28,194	33,730	41,119	9,275	12,773
1.45%	-	16	34,923	41,710	34,605	124,629	1,208	-
1.50%	12	1,782	156,095	410,235	115,620	3,657,466	132,682	-
1.55%	-	-	292,564	151,720	65,064	1,113,698	44,368	-
1.60%	-	2	28,269	84,701	85,111	103,104	23,565	-
1.65%	-	6	31,461	54,975	25,595	445,870	11,939	-
1.70%	-	18	5,965	10,263	4,791	71,649	2,868	-
1.75%	-	1,294	434,574	568,429	90,388	5,631,766	184,844	-
1.80%	-	200	14,461	18,641	21,236	231,084	6,871	-
1.85%	-	-	41,000	145,571	42,895	1,914,052	29,102	-
1.90%	-	-	4,874	8,760	1,787	85,381	2,736	-
1.95%	-	925	150,693	263,216	72,925	1,793,842	83,255	-
2.00%	-	-	9,852	16,208	6,715	145,159	2,263	-
2.05%	-	96	40,047	44,705	11,536	446,059	10,912	-
2.10%	-	14	16,758	18,668	6,785	191,140	7,352	-
2.15%	-	-	9,076	5,362	1,489	98,477	2,104	-
2.20%	-	-	18,045	57,075	35,206	362,795	11,506	-
2.25%	-	-	3,319	2,881	1,941	28,233	64	-
2.30%	-	-	17,377	40,825	16,780	217,701	9,058	-
2.35%	-	-	19,977	2,927	996	208,193	687	-
2.40%	-	-	9,376	32,166	11,640	258,798	3,638	-
2.45%	-	-	1,522	1,214	-	11,426	147	-
2.50%	-	-	6,013	6,633	868	308,883	4,707	-
2.55%	-	-	593	1,428	755	21,399	-	-
2.60%	-	-	408	-	-	11,130	-	-
2.65%	-	-	1,080	755	-	52,823	355	-
2.70%	-	-	615	102	-	9,114	-	-
2.75%	-	-	220	1,956	-	2,748	-	-
2.80%	-	-	-	-	-	3,459	-	-
2.85%	-	-	-	484	-	16,065	94	-
2.90%	-	-	172	-	-	3,272	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	1,777	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$27	$10,329	$2,701,013	$3,409,373	$933,849	$46,178,151	$994,294	$43,868

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCBD2	NVSTB2	NVBX	SAM	NVGEII	NJMMA2	NJNDE2	NVMGA2
0.40%	$486	4,522	371	11,575	43	-	-	7,781
0.60%	-	444	1,450	2,475	-	-	-	1,614
0.65%	2,747	214	-	4,909	-	-	-	-
0.75%	9,741	4,411	-	20,274	-	-	-	-
0.80%	-	1,439	-	7,346	-	-	-	-
0.85%	7,989	3,515	-	9,634	-	-	-	-
0.95%	128	658	-	3,948	-	-	-	-
1.05%	-	243	-	2,539	-	-	-	-
1.10%	24,578	18,983	-	84,750	-	-	-	-
1.15%	130,460	105,661	-	623,502	-	14	14	53,042
1.20%	2,071	390	-	4,957	-	-	-	-
1.25%	13,227	5,292	-	50,979	-	-	-	-
1.30%	332,548	654,072	-	1,952,679	5,357	814	853	2,712,005
1.35%	30,909	32,166	-	133,031	509	-	-	5,123
1.40%	13,555	25,364	-	466,811	4	-	-	187
1.45%	12,936	15,058	-	72,844	-	-	-	-
1.50%	151,924	275,151	-	698,876	1,546	39	-	387,287
1.55%	128,036	78,929	-	643,496	-	-	-	542
1.60%	48,953	52,743	-	309,876	-	-	-	3,980
1.65%	36,933	30,614	-	98,175	203	597	-	65,829
1.70%	2,530	2,782	-	28,273	-	-	-	-
1.75%	251,304	357,174	-	1,275,591	-	-	-	241,067
1.80%	13,217	16,784	-	122,936	35	-	-	30,200
1.85%	28,808	132,419	-	276,003	-	-	-	97,821
1.90%	867	3,078	-	7,645	-	-	-	-
1.95%	123,959	156,623	-	311,022	43	-	-	173,974
2.00%	7,329	6,503	-	16,301	-	-	-	1,076
2.05%	12,289	85,607	-	78,794	-	-	-	16,129
2.10%	13,251	27,261	-	68,801	14	-	-	4,826
2.15%	5,745	3,451	-	21,167	-	-	-	882
2.20%	15,453	39,621	-	97,521	-	-	-	5,062
2.25%	1,671	3,338	-	14,023	-	-	-	106
2.30%	4,826	34,550	-	51,242	-	-	-	8,277
2.35%	14,197	5,201	-	5,835	-	-	-	-
2.40%	2,710	20,308	-	18,730	-	-	-	12,967
2.45%	59	1,408	-	1,469	-	-	-	2,389
2.50%	4,754	31,120	-	30,168	-	-	-	30,345
2.55%	1,761	40	-	1,009	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,873	3,856	-	567	-	-	-	-
2.70%	323	102	-	71	-	-	-	-
2.75%	-	926	-	639	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	81	4,227	-	-	-	-	-	418
2.90%	173	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,454,401	$2,246,248	$1,821	$7,630,483	$7,754	$1,464	$867	$3,862,929

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.40%	$19,472	-	993	-	1,618	-	461	-
0.60%	4,086	-	1,328	-	803	-	1,873	-
0.65%	-	-	857	-	544	-	555	-
0.75%	-	-	4,467	-	5,959	-	2,624	-
0.80%	-	2,642	-	137	28	6,209	-	1,835
0.85%	-	-	3,350	-	574	-	4,511	-
0.95%	-	-	3,962	-	1,682	-	2,510	-
1.05%	-	-	3,167	-	-	-	1,926	-
1.10%	-	-	14,574	-	6,746	-	26,244	-
1.15%	140,319	-	181,417	-	66,714	-	196,219	-
1.20%	-	-	2,484	-	1,400	-	2,545	-
1.25%	-	-	23,656	-	9,758	-	17,748	-
1.30%	4,364,848	85,755	242,023	27,520	211,436	1,937,549	237,575	197,539
1.35%	9,293	-	39,308	-	27,166	-	75,083	-
1.40%	-	31,694	12,911	16,446	7,504	364,816	14,749	78,973
1.45%	2,065	-	22,176	-	8,455	-	17,475	-
1.50%	537,004	-	223,786	-	221,681	-	198,333	-
1.55%	2,034	-	206,661	-	63,620	-	202,517	-
1.60%	7,456	-	51,562	-	32,449	-	55,070	-
1.65%	62,613	-	39,842	-	28,719	-	57,233	-
1.70%	93	-	5,761	-	4,564	-	6,381	-
1.75%	201,938	-	306,681	-	181,029	-	320,743	-
1.80%	51,694	-	33,453	-	27,458	-	17,093	-
1.85%	127,405	-	56,830	-	35,861	-	56,017	-
1.90%	-	-	6,743	-	2,327	-	3,918	-
1.95%	209,518	-	143,250	-	117,678	-	124,110	-
2.00%	18,816	-	14,006	-	5,549	-	8,621	-
2.05%	25,153	-	15,298	-	13,142	-	28,994	-
2.10%	13,054	-	22,708	-	11,966	-	22,349	-
2.15%	-	-	8,576	-	5,418	-	7,826	-
2.20%	10,043	-	40,016	-	23,495	-	14,633	-
2.25%	567	-	1,795	-	248	-	2,005	-
2.30%	8,658	-	19,522	-	13,263	-	16,514	-
2.35%	-	-	6,649	-	1,102	-	9,646	-
2.40%	36,033	-	12,365	-	14,127	-	20,597	-
2.45%	1,342	-	1,621	-	2,093	-	291	-
2.50%	10,240	-	2,974	-	1,154	-	1,902	-
2.55%	-	-	315	-	85	-	544	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	1,573	-	2,376	-	534	-
2.70%	-	-	118	-	-	-	156	-
2.75%	821	-	989	-	405	-	950	-
2.80%	1,707	-	-	-	87	-	-	-
2.85%	-	-	546	-	550	-	127	-
2.90%	-	-	66	-	-	-	90	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$5,866,272	$120,091	$1,780,379	$44,103	$1,160,833	$2,308,574	$1,779,292	$278,347

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVMIG6	NVRE1	NVRE2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
0.40%	$427	-	242	1,380	169	-	1,352	-
0.60%	-	-	268	1,784	-	-	5,016	-
0.65%	1,104	-	-	-	923	-	126	-
0.75%	3,189	-	1,711	-	5,015	-	1,423	-
0.80%	-	5,074	-	-	2,591	4,144	-	215
0.85%	7,573	-	3,683	-	4,926	-	1,343	-
0.95%	341	-	8,090	-	-	-	176	-
1.05%	1,190	-	774	-	653	-	127	-
1.10%	22,824	-	1,988	-	20,939	-	7,000	-
1.15%	212,646	-	116,340	-	177,165	-	32,186	-
1.20%	3,548	-	426	-	1,895	-	221	-
1.25%	12,965	-	13,622	-	16,038	-	4,225	-
1.30%	127,181	399,593	146,380	-	1,542,487	638,869	146,932	22,619
1.35%	48,162	-	46,834	-	47,413	-	15,178	-
1.40%	19,915	180,199	9,210	-	446,345	327,824	2,181	3,731
1.45%	17,286	-	22,754	-	13,934	-	1,811	-
1.50%	89,999	-	261,789	-	163,992	-	123,466	-
1.55%	235,987	-	78,243	-	175,029	-	34,043	-
1.60%	24,166	-	91,045	-	28,058	-	12,872	-
1.65%	22,093	-	40,612	-	37,693	-	6,260	-
1.70%	5,209	-	4,518	-	4,597	-	830	-
1.75%	368,651	-	135,618	-	279,998	-	84,486	-
1.80%	5,766	-	32,588	-	10,452	-	8,956	-
1.85%	28,782	-	46,807	-	25,268	-	15,352	-
1.90%	3,999	-	3,085	-	4,236	-	143	-
1.95%	86,699	-	188,074	-	122,450	-	72,304	-
2.00%	7,228	-	7,486	-	6,690	-	1,288	-
2.05%	4,169	-	28,033	-	16,129	-	5,586	-
2.10%	13,169	-	28,659	-	19,962	-	3,642	-
2.15%	4,088	-	4,337	-	8,103	-	4,151	-
2.20%	13,936	-	47,358	-	20,330	-	8,791	-
2.25%	1,224	-	3,779	-	2,201	-	-	-
2.30%	7,448	-	22,367	-	11,752	-	12,172	-
2.35%	12,704	-	3,927	-	7,997	-	1,699	-
2.40%	4,539	-	48,758	-	9,178	-	4,256	-
2.45%	720	-	1,108	-	719	-	2,452	-
2.50%	3,275	-	5,481	-	1,467	-	1,703	-
2.55%	517	-	4,119	-	4,036	-	821	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,204	-	1,302	-	2,199	-	-	-
2.70%	233	-	-	-	123	-	-	-
2.75%	272	-	767	-	693	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	351	-	824	-	419	-	925	-
2.90%	133	-	-	-	65	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,424,912	$584,866	$1,463,006	$3,164	$3,244,329	$970,837	$625,495	$26,565

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVNSR2	NVAMV1	NVAMV2	NVOLG1	NVOLG2	NVTIV3	DTRTFB	TRF
0.40%	$584	-	4,853	735	657	2,086	172	-
0.60%	77	-	1,598	1,069	-	356	1,999	-
0.65%	1,345	-	1,913	-	1,497	2,499	-	-
0.75%	5,451	-	2,468	-	2,752	3,971	-	-
0.80%	-	2,517	-	19,894	-	1	-	26,607
0.85%	8,596	-	3,421	-	4,629	8,016	-	-
0.95%	-	-	2,654	-	4,629	-	-	-
1.05%	476	-	4,621	-	6,553	1,038	-	-
1.10%	25,915	-	29,969	-	26,797	40,547	117	-
1.15%	227,504	-	260,428	-	562,262	296,177	1,149	-
1.20%	2,911	-	800	-	3,179	2,627	-	-
1.25%	12,484	-	34,985	-	97,968	15,004	497	-
1.30%	195,605	354,555	454,177	3,492,991	433,918	609,730	13,623	1,247,188
1.35%	39,676	-	121,655	-	214,522	64,345	4,549	-
1.40%	24,473	136,016	10,997	1,458,832	42,007	24,675	3,513	393,574
1.45%	22,240	-	41,801	-	92,245	21,003	17,487	-
1.50%	89,229	-	271,116	-	482,744	230,258	18,202	-
1.55%	238,969	-	200,527	-	462,230	290,353	916	-
1.60%	29,062	-	60,534	-	122,742	22,773	5,729	-
1.65%	23,671	-	47,321	-	71,957	36,249	880	-
1.70%	4,040	-	7,263	-	29,477	7,311	-	-
1.75%	375,271	-	389,572	-	602,132	595,247	4,463	-
1.80%	5,656	-	23,252	-	62,339	4,674	919	-
1.85%	28,091	-	76,276	-	119,726	82,826	2,005	-
1.90%	3,331	-	7,171	-	21,959	4,815	-	-
1.95%	78,500	-	185,285	-	272,666	194,222	20,659	-
2.00%	9,220	-	7,050	-	14,474	15,404	638	-
2.05%	26,919	-	47,145	-	71,175	16,489	443	-
2.10%	30,786	-	20,297	-	38,232	38,657	651	-
2.15%	7,078	-	3,461	-	21,978	8,346	-	-
2.20%	10,873	-	32,535	-	77,412	40,616	380	-
2.25%	1,685	-	1,904	-	9,003	1,799	-	-
2.30%	11,612	-	26,752	-	40,603	28,544	317	-
2.35%	15,208	-	2,032	-	4,007	13,280	-	-
2.40%	13,405	-	16,814	-	36,108	10,953	1,110	-
2.45%	73	-	1,224	-	708	388	-	-
2.50%	2,865	-	5,449	-	9,592	15,691	-	-
2.55%	1,397	-	2,648	-	131	3,161	371	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,381	-	581	-	947	1,112	-	-
2.70%	313	-	-	-	-	821	-	-
2.75%	-	-	9,084	-	1,957	170	-	-
2.80%	-	-	-	-	-	-	33	-
2.85%	-	-	2,148	-	1,787	2,656	-	-
2.90%	177	-	-	-	-	152	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,576,149	$493,088	$2,423,781	$4,973,521	$4,069,701	$2,759,042	$100,822	$1,667,369

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TRF2	EIF	EIF2	SCGF	SCGF2	SCF	SCF2	GEM
0.40%	$129	10,466	1,086	-	91	587	71	939
0.60%	-	7,049	-	-	396	1,464	-	2,291
0.65%	1,103	-	784	-	-	-	9	-
0.75%	2,744	-	2,140	-	161	-	566	-
0.80%	-	-	33	2,930	-	4,822	-	955
0.85%	8,153	-	4,943	-	501	-	1,146	-
0.95%	3,135	-	102	-	741	-	4,940	-
1.05%	2,098	-	1,578	-	19	-	413	-
1.10%	26,525	-	28,445	-	3,567	-	4,945	-
1.15%	247,072	-	227,831	-	33,073	-	77,639	-
1.20%	3,230	-	1,497	-	54	-	62	-
1.25%	15,725	-	19,219	-	4,615	-	17,090	-
1.30%	186,938	-	1,847,143	64,973	104,752	545,305	73,935	82,379
1.35%	53,677	-	59,032	-	10,573	-	38,969	-
1.40%	25,785	-	20,517	12,579	1,833	240,415	4,748	16,620
1.45%	26,711	-	17,475	-	5,099	-	17,583	-
1.50%	110,857	-	497,212	-	113,245	-	74,915	-
1.55%	264,451	-	187,094	-	29,965	-	54,085	-
1.60%	13,914	-	85,757	-	23,056	-	21,358	-
1.65%	28,299	-	74,872	-	17,072	-	6,722	-
1.70%	3,692	-	11,192	-	2,844	-	3,484	-
1.75%	377,020	-	388,676	-	81,303	-	74,604	-
1.80%	17,385	-	76,790	-	7,126	-	8,926	-
1.85%	30,760	-	52,332	-	19,512	-	9,424	-
1.90%	5,545	-	14,549	-	1,319	-	4,824	-
1.95%	69,440	-	287,838	-	74,116	-	61,139	-
2.00%	6,240	-	9,784	-	2,344	-	733	-
2.05%	12,238	-	19,378	-	4,654	-	11,758	-
2.10%	18,047	-	34,307	-	8,930	-	6,520	-
2.15%	6,045	-	3,782	-	1,552	-	1,810	-
2.20%	10,608	-	49,693	-	12,696	-	7,108	-
2.25%	1,705	-	4,070	-	122	-	505	-
2.30%	8,891	-	30,512	-	5,865	-	4,523	-
2.35%	12,885	-	6,761	-	291	-	46	-
2.40%	5,547	-	18,325	-	6,276	-	2,146	-
2.45%	82	-	2,700	-	144	-	3	-
2.50%	6,456	-	10,133	-	1,533	-	906	-
2.55%	392	-	3,379	-	353	-	3,407	-
2.60%	-	-	-	-	-	-	-	-
2.65%	1,643	-	2,521	-	-	-	82	-
2.70%	308	-	1,694	-	-	-	-	-
2.75%	-	-	817	-	348	-	-	-
2.80%	-	-	-	-	441	-	-	-
2.85%	-	-	1,165	-	178	-	161	-
2.90%	177	-	43	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,615,652	$17,515	$4,107,201	$80,482	$580,760	$792,593	$601,305	$103,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GEM2	GIG	NVIE6	SCVF	SCVF2	GVAGG2	GVAGR2	GVAGI2
0.40%	$-	2,121	196	242	240	12,074	15,181	62,674
0.60%	-	1,826	-	719	-	13,217	14,187	21,630
0.65%	-	-	48	-	132	1,007	1,115	6,505
0.75%	920	-	978	-	1,413	3,725	1,939	10,885
0.80%	-	755	-	1,695	-	3,242	2,758	362
0.85%	2,157	-	2,038	-	534	5,117	11,630	10,021
0.95%	1,135	-	-	-	1,715	2,776	3,685	3,565
1.05%	751	-	-	-	376	2,836	1,850	1,623
1.10%	1,246	-	7,044	-	2,200	30,550	57,504	347,750
1.15%	57,748	-	45,309	-	42,991	254,270	397,769	2,541,698
1.20%	504	-	-	-	96	1,737	2,083	6,979
1.25%	5,265	-	1,255	-	13,454	21,416	27,817	91,157
1.30%	86,262	117,608	126,886	228,600	82,685	1,237,028	1,975,651	22,541,600
1.35%	28,359	-	12,488	-	18,011	170,624	332,137	632,772
1.40%	3,257	68,842	3,461	87,946	3,161	42,768	75,715	64,124
1.45%	5,279	-	17,198	-	7,404	21,765	51,527	145,237
1.50%	177,811	-	125,173	-	77,908	905,715	1,683,579	4,973,701
1.55%	37,974	-	31,785	-	37,095	161,830	294,866	1,204,713
1.60%	50,386	-	18,840	-	22,412	219,727	396,615	488,284
1.65%	23,554	-	15,459	-	12,121	89,500	195,927	591,878
1.70%	2,360	-	930	-	2,582	10,767	10,683	89,751
1.75%	96,817	-	95,576	-	73,738	680,814	1,141,514	6,370,924
1.80%	17,385	-	9,733	-	7,710	83,994	184,334	361,728
1.85%	11,139	-	11,405	-	14,636	128,531	247,601	1,983,509
1.90%	628	-	1,082	-	498	13,059	6,640	89,339
1.95%	109,083	-	92,919	-	71,409	636,637	1,300,230	2,755,470
2.00%	4,393	-	3,464	-	4,240	12,838	44,149	165,739
2.05%	18,523	-	6,790	-	4,678	43,252	90,336	491,944
2.10%	17,289	-	4,631	-	6,951	49,138	69,495	215,399
2.15%	3,546	-	1,466	-	2,069	9,876	30,236	108,658
2.20%	30,101	-	12,482	-	10,715	84,648	161,465	505,127
2.25%	652	-	365	-	904	5,433	5,493	30,601
2.30%	11,457	-	9,465	-	4,968	52,037	80,752	271,331
2.35%	1,459	-	653	-	245	4,704	2,598	218,602
2.40%	10,012	-	13,131	-	11,615	82,307	163,960	371,691
2.45%	666	-	309	-	594	5,587	20,216	28,859
2.50%	1,977	-	577	-	960	9,786	33,650	332,179
2.55%	7,902	-	1,453	-	2,545	13,604	20,714	31,853
2.60%	-	-	-	-	-	-	726	11,902
2.65%	276	-	1,773	-	-	559	184	60,970
2.70%	-	-	-	-	-	52	73	9,043
2.75%	836	-	1,306	-	595	4,552	5,069	4,296
2.80%	230	-	58	-	-	1,551	1,810	5,406
2.85%	-	-	-	-	147	1,803	1,900	17,058
2.90%	-	-	-	-	-	-	-	3,378
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	1,835
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$829,339	$191,152	$677,726	$319,202	$545,747	$5,136,453	$9,167,363	$48,283,750

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVDIVI	GVDIV2	NVSIX2	GVIX2	GVIX8	MCIF	GVEX2	GVIDA
0.40%	$-	157	4,177	2,988	116	8,603	26,824	30
0.60%	-	-	4,616	11,360	-	9,158	40,925	291
0.65%	-	619	-	-	547	1,838	-	-
0.75%	-	2,630	-	-	558	2,449	-	1,766
0.80%	169	-	-	-	168	2,426	-	3,931
0.85%	-	4,481	-	-	5,233	8,568	-	285
0.95%	-	815	-	-	166	1,770	-	1,089
1.05%	-	461	-	-	792	827	-	2,733
1.10%	-	17,419	545	-	30,985	5,565	14,398	6,239
1.15%	-	83,506	20,466	-	42,808	171,237	141,004	245,688
1.20%	-	972	-	-	116	846	-	2,186
1.25%	-	6,053	924	-	2,152	15,373	3,679	56,293
1.30%	19,814	153,343	358,724	-	335,541	938,001	2,320,929	198,013
1.35%	-	16,200	29,681	-	19,457	79,986	170,781	98,986
1.40%	10,157	3,058	5,571	-	11,454	97,008	58,101	48,125
1.45%	-	5,981	845	-	5,879	34,435	14,813	23,289
1.50%	-	76,008	479,117	-	388,651	795,677	3,588,374	309,600
1.55%	-	67,184	10,188	-	22,327	97,931	97,788	157,998
1.60%	-	10,311	49,199	-	24,891	108,524	366,520	107,973
1.65%	-	11,333	51,897	-	39,807	84,189	353,939	70,194
1.70%	-	2,770	1,104	-	1,666	7,573	4,595	18,259
1.75%	-	159,843	114,811	-	118,584	390,663	723,385	379,446
1.80%	-	3,235	26,250	-	22,995	48,022	220,476	34,748
1.85%	-	18,101	42,191	-	22,451	88,115	275,893	38,051
1.90%	-	3,870	5,574	-	792	12,267	13,048	53,085
1.95%	-	75,989	265,062	-	229,183	516,511	2,238,305	320,013
2.00%	-	4,422	6,259	-	5,028	12,146	36,049	1,435
2.05%	-	8,768	6,848	-	7,880	63,021	136,996	48,941
2.10%	-	7,927	21,471	-	5,239	52,048	66,898	34,908
2.15%	-	1,281	4,240	-	367	22,433	25,166	9,289
2.20%	-	13,498	25,625	-	24,556	59,277	133,973	37,330
2.25%	-	764	4,556	-	2,807	3,056	50,252	14,863
2.30%	-	5,752	11,759	-	5,221	21,775	115,035	41,290
2.35%	-	1,640	84	-	228	3,458	4,985	7,205
2.40%	-	1,625	35,034	-	29,245	61,980	300,016	16,472
2.45%	-	814	2,334	-	1,326	1,886	13,518	1,772
2.50%	-	1,261	4,753	-	6,692	9,588	80,197	58,844
2.55%	-	515	575	-	2,487	4,349	69,522	297
2.60%	-	-	403	-	102	101	669	5,550
2.65%	-	5	685	-	473	1,044	2,437	740
2.70%	-	41	-	-	-	-	-	34,869
2.75%	-	312	1,039	-	-	1,061	118,941	2,297
2.80%	-	-	981	-	-	189	3,688	-
2.85%	-	1,590	-	-	-	-	1,037	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	25,120
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$30,140	$774,554	$1,597,588	$14,348	$1,418,970	$3,844,974	$11,833,156	$2,519,533

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA2	NVCMA2
0.40%	$79,620	6,905	15,860	6,045	1,125	94,101	50	2,027
0.60%	5,276	5,820	768	742	623	21,161	162	220
0.65%	-	3,712	35,324	4,229	2,034	24,952	202	-
0.75%	-	9,530	49,798	27,686	6,766	36,983	1,474	15,470
0.80%	-	5,616	4,567	1,376	1,876	1,571	366	107
0.85%	-	12,579	61,450	26,112	6,602	64,892	1,634	6,188
0.95%	-	5,109	7,106	-	-	1,672	-	-
1.05%	-	649	5,270	3,742	634	2,910	-	-
1.10%	12,938	167,712	623,848	166,094	173,148	1,661,375	2,115	99,819
1.15%	506,246	2,189,193	3,741,740	1,057,869	705,534	7,214,699	58,800	690,235
1.20%	-	20,699	16,601	2,914	11,476	12,619	-	-
1.25%	920	175,131	267,705	87,070	30,834	507,599	4,402	31,911
1.30%	18,099,193	444,667	7,295,931	3,347,432	3,006,562	33,764,518	103,318	232,482
1.35%	57,890	499,955	668,950	213,500	106,731	1,758,985	10,383	182,921
1.40%	778	274,346	410,710	111,822	62,914	290,822	3,477	23,710
1.45%	-	140,802	241,415	85,936	63,165	430,617	2,161	48,754
1.50%	2,228,791	610,172	2,581,533	748,501	724,294	9,518,918	231,958	479,458
1.55%	30,407	1,732,945	2,352,704	656,495	476,550	4,310,616	48,743	671,866
1.60%	38,101	196,554	391,927	146,591	238,598	909,785	27,779	63,835
1.65%	338,283	102,132	323,069	112,259	112,266	1,243,596	40,039	52,532
1.70%	435	60,922	138,394	24,553	28,589	293,681	307	22,106
1.75%	2,652,425	1,788,028	6,814,413	2,210,139	1,708,318	17,738,785	142,901	1,026,580
1.80%	144,888	85,852	170,725	65,928	79,097	553,179	21,519	27,429
1.85%	979,363	84,310	660,516	297,032	359,243	3,102,561	5,490	79,408
1.90%	13,802	165,513	199,464	62,786	21,200	185,249	3,019	72,582
1.95%	2,726,136	518,962	1,654,653	443,642	320,690	6,202,160	241,057	459,425
2.00%	42,353	39,710	215,981	49,891	32,373	329,655	8,790	28,257
2.05%	208,459	38,744	133,006	70,521	133,798	689,606	31,101	34,937
2.10%	44,280	152,780	236,179	83,289	28,882	663,902	4,487	42,550
2.15%	3,391	19,803	283,697	49,270	38,256	208,974	5,890	5,528
2.20%	87,721	68,134	357,288	109,421	157,979	1,414,801	51,836	110,028
2.25%	2,192	28,494	51,548	48,367	11,827	67,483	9	9,031
2.30%	34,447	106,013	183,596	67,754	90,761	523,845	29,716	97,319
2.35%	-	4,013	389,514	80,162	35,677	274,486	106	7,053
2.40%	334,059	115,199	155,841	16,971	21,631	814,448	17,154	112,611
2.45%	18,919	6,109	14,524	2,812	7,170	45,037	655	586
2.50%	141,419	98,383	123,858	45,388	38,512	481,100	25,431	47,342
2.55%	4,514	13,809	45,911	31,035	10,963	152,593	-	-
2.60%	-	-	1,241	-	-	11,032	-	-
2.65%	-	2,485	7,440	3,286	3,509	86,767	-	-
2.70%	-	5,716	45,906	7,026	1,597	13,125	38,375	-
2.75%	647	13,540	4,940	8,991	-	61,424	-	792
2.80%	792	-	1,018	-	-	3,466	-	-
2.85%	15,506	8,867	-	1,370	-	16,951	-	-
2.90%	-	-	4,497	-	-	3,279	-	-
2.95%	-	-	1,095	-	-	-	-	-
3.00%	-	-	27,061	4,292	-	1,781	-	-
3.05%	-	3,068	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$28,854,191	$10,032,682	$31,018,582	$10,590,341	$8,861,804	$95,811,761	$1,164,906	$4,785,099

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2	NVDCA2	NVLM2
0.40%	$11,905	8,819	12,431	3,021	5,303	12,152	18,612	35
0.60%	2,065	4,691	668	93	-	1,691	13,399	-
0.65%	33,252	15,919	7,796	3,386	4,618	4,312	47,891	-
0.75%	33,776	61,513	24,225	15,130	12,947	27,144	85,933	-
0.80%	23	902	68	-	-	26	203	-
0.85%	85,474	76,418	45,190	17,345	10,076	44,750	102,327	-
0.95%	-	-	-	-	-	-	388	-
1.05%	-	-	-	-	-	1,939	1,714	-
1.10%	955,921	1,179,385	835,303	248,856	241,792	209,970	352,257	-
1.15%	3,634,983	2,947,427	1,626,365	838,397	721,897	990,568	1,748,953	347
1.20%	17,121	38,257	10,027	1,816	7,693	402	1,483	-
1.25%	240,156	223,633	137,079	49,056	65,971	55,777	66,104	-
1.30%	8,982,953	9,670,124	12,593,715	3,631,791	2,998,978	11,080,955	6,267,386	28,695
1.35%	931,287	828,700	357,733	223,857	127,190	186,187	417,578	416
1.40%	12,872	73,260	29,595	49,978	26,978	35,075	13,891	2,051
1.45%	252,415	195,413	106,842	66,805	50,006	36,866	160,939	2,589
1.50%	3,023,534	3,300,813	2,742,760	922,634	735,883	2,030,807	1,762,416	22,388
1.55%	1,943,884	1,761,028	1,014,049	633,355	500,050	315,564	794,313	4,859
1.60%	115,312	472,055	179,149	80,636	80,328	145,371	156,400	36,889
1.65%	351,489	417,309	339,420	91,905	111,169	163,873	224,740	29,007
1.70%	172,617	99,247	32,682	33,688	34,649	22,754	72,866	-
1.75%	9,889,608	8,571,739	5,326,046	2,062,700	1,982,395	3,243,601	5,260,257	14,944
1.80%	82,647	126,149	57,699	34,039	36,639	102,876	21,397	9,559
1.85%	659,660	773,804	1,031,493	372,585	367,717	722,100	441,613	2,090
1.90%	60,824	88,096	64,806	34,672	27,341	49,662	36,604	-
1.95%	2,484,621	2,064,556	1,463,905	649,669	451,414	1,102,286	1,303,214	35,691
2.00%	139,140	183,920	65,115	50,546	31,004	30,141	43,716	-
2.05%	171,531	196,285	312,082	78,266	84,855	174,505	60,741	235
2.10%	336,146	323,822	140,544	53,550	31,027	83,382	204,101	16,835
2.15%	59,302	163,066	85,551	23,856	30,155	41,730	40,470	-
2.20%	563,578	719,566	318,243	159,939	134,229	261,233	316,940	-
2.25%	1,798	26,885	21,172	18,480	4,092	41,345	4,328	-
2.30%	227,824	210,940	145,045	66,056	71,879	84,643	140,765	281
2.35%	5,293	177,234	103,336	39,421	50,071	99,810	7,007	-
2.40%	54,018	83,118	82,153	26,667	16,387	63,025	79,915	3,248
2.45%	896	8,440	7,627	6,470	-	28,824	15,092	1,080
2.50%	82,691	98,405	244,911	42,025	40,463	173,720	73,078	85,575
2.55%	32,971	39,622	16,350	4,919	13,512	10,278	18,099	-
2.60%	-	10,375	1,297	-	-	-	-	-
2.65%	4,393	20,282	14,789	2,625	8,916	2,994	674	-
2.70%	-	10,349	32,978	227	483	9,644	-	-
2.75%	4,537	-	665	6,609	-	406	-	-
2.80%	-	284	-	-	-	-	-	-
2.85%	-	7,188	4,855	6,940	3,540	7,261	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	2,805	1,078	-	1,625	-	7,122	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	673	-	-	-	-	-
3.40%	-	1,876	-	-	-	-	-	-
Totals	$35,665,322	$35,281,992	$29,636,432	$10,653,635	$9,121,647	$21,706,771	$20,377,804	$296,814

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB	AMINS	AMCG
0.40%	$609	16,772	8,040	13,113	9,722	25	-	-
0.60%	28	2,104	6	102	-	-	-	-
0.65%	-	-	-	-	-	908	-	-
0.75%	-	-	-	-	-	3,294	-	-
0.80%	-	-	-	-	-	402	-	-
0.85%	-	-	-	-	-	5,092	-	-
0.95%	-	-	-	-	-	3,701	-	-
1.05%	-	-	-	-	-	787	-	-
1.10%	-	2,516	3,972	6,661	-	26,234	-	-
1.15%	3,961	251,562	110,053	216,724	77,597	139,453	-	-
1.20%	-	-	-	-	-	1,852	-	-
1.25%	8	470	-	695	317	7,331	600	-
1.30%	52,532	10,306,987	4,702,934	9,455,255	3,926,308	152,400	-	102
1.35%	12,993	96,778	16,616	16,235	11,057	23,780	-	-
1.40%	418	1,078	1,254	854	362	63,130	-	93
1.45%	1,718	7,430	-	1,062	-	21,905	-	-
1.50%	78,722	1,779,967	813,549	1,092,168	561,103	30,668	68	-
1.55%	3,258	40,908	5,156	8,460	3,712	134,882	99	-
1.60%	9,194	42,155	33,863	37,968	27,656	9,074	-	-
1.65%	9,852	235,669	125,730	173,991	73,910	18,286	-	-
1.70%	-	2,587	78	-	-	4,658	-	-
1.75%	11,161	2,310,632	980,506	1,934,410	899,875	216,109	173	-
1.80%	606	64,854	39,462	40,766	31,760	9,159	109	-
1.85%	8,148	871,269	370,017	687,156	330,161	8,239	42	-
1.90%	-	-	1,481	1,051	2,015	2,607	-	-
1.95%	47,850	1,115,595	599,253	855,129	409,705	34,227	-	-
2.00%	97	10,190	8,574	8,026	11,606	5,453	-	-
2.05%	9,418	128,405	70,516	117,021	38,868	2,963	-	-
2.10%	286	55,713	11,072	41,895	7,741	6,853	-	-
2.15%	745	16,103	7,654	3,595	3,596	7,716	487	-
2.20%	4,745	165,766	92,979	84,293	34,553	12,836	-	-
2.25%	-	387	200	128	70	2,370	293	-
2.30%	336	135,741	29,816	65,333	12,471	8,529	-	-
2.35%	-	-	-	-	-	11,465	-	-
2.40%	5,116	135,180	67,644	121,138	34,660	-	-	-
2.45%	-	524	7,739	704	-	61	-	-
2.50%	752	210,484	73,162	74,062	87,219	2,073	-	-
2.55%	97	1,809	666	1,287	1,816	366	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	15,273	-	-	277	-	-
2.70%	-	-	-	-	-	568	-	-
2.75%	-	692	30	-	47	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	17,877	18,868	17,697	18,190	-	-	-
2.90%	-	-	-	-	-	151	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$262,650	$18,028,204	$8,216,163	$15,076,979	$6,616,097	$979,884	$1,871	$195

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMMCGS	AMSRS	NOTB4	NOTG4	NOTMG4	PMVSTA	PMVIV	PMVRA
0.40%	$-	-	-	-	-	5,676	327	870
0.60%	-	-	-	-	-	530	-	228
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	211	134	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	456	12,219	-	-	-	-	-	-
1.05%	75	337	-	-	-	-	-	-
1.10%	482	2,691	-	-	-	782	-	-
1.15%	5,095	45,348	-	-	-	29,830	-	-
1.20%	54	-	-	-	-	-	-	-
1.25%	1,812	3,758	-	-	-	1,904	-	-
1.30%	5,029	40,573	20,157	5,624	20,496	370,259	-	-
1.35%	1,281	6,460	561	1,029	415	6,328	-	-
1.40%	3,236	11,648	-	-	-	16,189	-	-
1.45%	3,141	8,094	-	-	-	2,307	-	-
1.50%	1,949	9,435	22,563	14,437	19,178	114,737	-	-
1.55%	6,874	20,320	-	-	-	14,472	-	-
1.60%	1,114	460	37,143	1,307	2,332	69,865	-	-
1.65%	-	230	790	547	2,952	14,780	-	-
1.70%	110	12,433	-	-	-	-	-	-
1.75%	5,949	19,914	32,867	17,196	10,586	66,286	-	-
1.80%	683	1,943	6,525	4,339	4,865	51,435	-	-
1.85%	136	1,531	2,467	739	722	26,402	-	-
1.90%	-	4,758	-	-	-	302	-	-
1.95%	700	1,883	34,516	23,686	43,852	72,516	-	-
2.00%	-	142	-	-	-	597	-	-
2.05%	-	2,847	447	-	-	6,953	-	-
2.10%	353	1,106	1,400	81	688	5,525	-	-
2.15%	215	785	547	159	1,393	323	-	-
2.20%	3,196	1,343	1,426	1,736	2,413	6,530	-	-
2.25%	-	-	-	-	2,145	127	-	-
2.30%	3,387	2,258	2,643	6,566	3,361	66	-	-
2.35%	-	8	-	-	-	789	-	-
2.40%	776	-	2,587	13,514	704	32,549	-	-
2.45%	-	-	322	178	954	-	-	-
2.50%	131	-	2,070	1,248	1,035	1,836	-	-
2.55%	-	-	340	-	-	389	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	8,779	4,412	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$46,445	$212,658	$169,371	$92,386	$126,870	$924,696	$327	$1,098

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVFHA	PMUBA	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD
0.40%	$1,781	45	1,503	744	7,081	12,828	335	220
0.60%	1,241	264	971	878	2,983	8,253	236	284
0.65%	-	-	-	-	4,146	5,864	-	-
0.75%	-	-	3,304	514	14,435	12,011	-	-
0.80%	-	-	-	8	118	-	-	-
0.85%	-	-	-	1,265	21,161	14,394	-	-
0.95%	-	-	-	-	3,841	2,385	-	-
1.05%	-	-	-	191	5,459	1,796	-	-
1.10%	-	-	400	1,319	42,856	2,585	-	1,339
1.15%	-	-	18,680	7,366	332,713	188,225	-	4,938
1.20%	-	-	-	-	1,083	-	-	-
1.25%	-	-	159	2,348	19,624	4,103	-	369
1.30%	-	-	72,325	34,028	1,962,975	1,774,076	-	35,316
1.35%	-	-	11,422	7,320	85,837	81,840	-	2,835
1.40%	-	-	4,666	3,219	40,875	32,880	-	-
1.45%	-	-	1,268	4,913	39,396	23,584	-	923
1.50%	-	-	137,948	39,518	572,482	714,218	-	50,299
1.55%	-	-	7,983	7,332	243,847	60,530	-	630
1.60%	-	-	70,299	20,657	124,057	256,297	-	12,618
1.65%	-	-	23,172	4,558	74,115	78,062	-	8,231
1.70%	-	-	1,019	720	11,251	7,414	-	-
1.75%	-	-	122,300	39,240	1,017,001	909,305	-	12,401
1.80%	-	-	23,253	3,881	43,875	63,944	-	4,254
1.85%	-	-	5,786	4,867	258,378	238,930	-	2,839
1.90%	-	-	-	-	11,174	3,446	-	-
1.95%	-	-	91,062	29,124	445,664	480,140	-	45,043
2.00%	-	-	4,728	1,376	22,135	9,886	-	974
2.05%	-	-	10,612	4,745	51,432	110,296	-	128
2.10%	-	-	14,268	2,405	49,443	57,798	-	558
2.15%	-	-	1,563	4,015	15,183	25,501	-	1,401
2.20%	-	-	26,095	12,429	90,185	127,834	-	2,032
2.25%	-	-	1,612	100	5,244	3,357	-	316
2.30%	-	-	2,725	9,035	68,636	92,244	-	807
2.35%	-	-	-	-	13,489	12,498	-	-
2.40%	-	-	7,956	3,620	46,096	57,925	-	7,374
2.45%	-	-	-	-	4,505	3,630	-	95
2.50%	-	-	4,696	1,868	16,949	26,420	-	94
2.55%	-	-	2,950	1,250	10,602	16,167	-	34
2.60%	-	-	-	-	-	431	-	-
2.65%	-	-	-	-	2,736	2,270	-	-
2.70%	-	-	-	-	312	596	-	-
2.75%	-	-	1,800	411	1,292	2,720	-	-
2.80%	-	-	16	-	96	-	-	-
2.85%	-	-	-	-	-	506	-	-
2.90%	-	-	-	-	64	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$3,022	$309	$676,541	$255,264	$5,784,826	$5,527,189	$571	$196,352

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVHYD	PVEIB	PVGOB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
0.40%	$729	-	-	-	183	950	3,111	394
0.60%	375	112	-	-	350	84	4,512	203
0.65%	-	-	-	-	735	-	675	-
0.75%	-	-	-	-	305	-	6,522	-
0.80%	-	-	-	-	-	-	1,541	-
0.85%	-	-	-	-	81	-	13,266	-
0.95%	-	121	2,005	-	-	-	11,308	-
1.05%	-	226	389	-	-	-	4,163	-
1.10%	-	288	739	-	5,063	-	7,969	-
1.15%	-	8,053	10,219	5,336	11,098	-	182,527	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	1,072	5,816	173	-	-	12,862	-
1.30%	-	-	-	29,830	77,339	-	783,537	-
1.35%	-	1,898	925	3,065	3,639	-	78,317	-
1.40%	-	498	1,012	393	521	-	110,595	-
1.45%	-	2,458	1,100	1,656	718	-	10,211	-
1.50%	-	995	452	47,967	33,113	-	735,951	-
1.55%	-	11,349	7,101	1,568	7,899	-	101,005	-
1.60%	-	2,375	2,394	362	11,927	-	192,310	-
1.65%	-	-	-	1,109	5,465	-	188,925	-
1.70%	-	147	270	-	1,064	-	38,237	-
1.75%	-	4,612	2,446	14,207	43,214	-	368,423	-
1.80%	-	1,366	5,461	5,573	787	-	99,813	-
1.85%	-	461	139	2,469	9,970	-	166,856	-
1.90%	-	332	1,117	-	15	-	7,686	-
1.95%	-	713	1,486	11,884	31,816	-	565,568	-
2.00%	-	35	116	287	300	-	20,972	-
2.05%	-	-	-	1,897	2,684	-	64,323	-
2.10%	-	350	-	1,014	4,107	-	76,883	-
2.15%	-	-	1,995	-	633	-	11,812	-
2.20%	-	-	11	1,786	9,116	-	49,166	-
2.25%	-	-	-	-	-	-	3,446	-
2.30%	-	-	-	60	7,386	-	49,471	-
2.35%	-	-	-	190	1,409	-	2,159	-
2.40%	-	-	-	753	1,147	-	112,421	-
2.45%	-	-	598	-	-	-	3,688	-
2.50%	-	-	-	1,745	1,081	-	25,869	-
2.55%	-	-	-	113	4,602	-	26,142	-
2.60%	-	-	-	-	-	-	351	-
2.65%	-	-	-	25	-	-	7,917	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	20,603	-
2.80%	-	-	-	-	-	-	1,502	-
2.85%	-	-	-	1,627	-	-	4,349	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$1,104	$37,461	$45,791	$135,089	$277,767	$1,034	$4,176,964	$597

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	VWHAS	VWBF	VWEM	VWHA	VYDS	VRVDRA	SVDF	SVOF
0.40%	$456	-	-	-	-	1	-	-
0.60%	1,137	-	-	-	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	1,609	-	-	-	-	82	-	-
0.80%	34	16	1,125	726	-	-	-	-
0.85%	360	-	1,043	-	-	-	-	-
0.95%	268	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	428	-	-	349	-	-	-	-
1.15%	16,109	-	-	2,138	41	75	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	561	-	-	294	1,061	-	-	-
1.30%	84,646	49,968	137,885	93,657	-	1,590	-	3,493
1.35%	9,432	-	-	1,370	810	54	-	-
1.40%	5,132	33,152	57,615	23,728	-	104	662	31
1.45%	428	-	-	132	-	65	-	-
1.50%	75,642	-	-	6,507	-	1,113	-	-
1.55%	3,630	-	-	2,498	-	-	-	-
1.60%	26,797	-	-	1,588	-	198	-	-
1.65%	15,107	-	-	381	-	102	-	-
1.70%	930	-	-	42	-	-	-	-
1.75%	32,960	-	-	2,336	-	-	-	-
1.80%	5,826	-	-	1,509	-	438	-	-
1.85%	14,863	-	-	602	-	371	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	60,320	-	-	871	-	2,914	-	-
2.00%	5,285	-	-	256	-	-	-	-
2.05%	14,127	-	-	8	-	-	-	-
2.10%	4,038	-	-	65	-	-	-	-
2.15%	717	-	-	304	-	-	-	-
2.20%	13,576	-	-	6,390	-	-	-	-
2.25%	129	-	-	-	-	-	-	-
2.30%	6,529	-	-	1,331	-	-	-	-
2.35%	533	-	-	750	-	-	-	-
2.40%	10,125	-	-	17	-	503	-	-
2.45%	278	-	-	-	-	-	-	-
2.50%	2,599	-	-	-	-	-	-	-
2.55%	733	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	392	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	62	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-
Totals	$415,798	$83,136	$197,668	$147,849	$1,912	$7,610	$662	$3,524

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WFVSCG	WFVOG2	AMTP
0.40%	$2,464	-	-
0.60%	3,734	-	-
0.65%	223	-	-
0.75%	877	-	-
0.80%	429	-	-
0.85%	5,548	-	-
0.95%	1,289	-	-
1.05%	3,115	-	-
1.10%	12,871	-	-
1.15%	43,731	-	-
1.20%	-	-	-
1.25%	4,211	-	-
1.30%	257,591	-	-
1.35%	25,257	-	-
1.40%	16,704	133	50
1.45%	7,959	-	-
1.50%	256,722	-	-
1.55%	38,575	-	-
1.60%	60,526	-	-
1.65%	177,125	-	-
1.70%	1,337	-	-
1.75%	198,042	59	-
1.80%	31,556	-	-
1.85%	43,722	-	-
1.90%	1,172	-	-
1.95%	170,922	-	-
2.00%	6,214	-	-
2.05%	22,182	-	-
2.10%	20,465	-	-
2.15%	876	-	-
2.20%	21,711	-	-
2.25%	3,000	-	-
2.30%	24,452	-	-
2.35%	1,958	-	-
2.40%	20,487	-	-
2.45%	114	-	-
2.50%	5,149	-	-
2.55%	5,515	-	-
2.60%	-	-	-
2.65%	248	-	-
2.70%	20	-	-
2.75%	299	-	-
2.80%	-	-	-
2.85%	199	-	-
2.90%	-	-	-
2.95%	-	-	-
3.00%	-	-	-
3.05%	-	-	-
3.10%	-	-	-
3.40%	-	-	-
Totals	$1,498,591	$192	$50

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $428,008,685 and $439,788,550, respectively, and total transfers from the Separate Account to the fixed account were $148,335,147 and $173,214,080, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

For contracts with the Extra Value option, the Company contributed $198 and $26,415 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $12,499,336 and $9,904,390 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Purchase Payment Credits, the Company contributed $7,196,689 and $6,407,859 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$55,503,922,499	$-	$-	$55,503,922,499

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	$5,189,817	$3,712,364
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	8,624,237	12,008,786
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	15,297,306	29,992,811
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)	11,460,423	24,091,094
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,970,430	4,293,863
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,382,577	3,389,056
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	15,302,240	18,882,579
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	195,693	156,028
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)	1,705,155	1,720,612
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	1,118,753	1,133,839
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,451,974	1,818,034
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	4,032,092	4,355,030
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	723	25,178
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	5,533,154	4,333,391
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	504,782	1,017,679
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	417,711	540,876
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	464,860	539,638
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	36,993	102,732

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)	55,786	93,613
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	629,465	571,102
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	660,734	154,747
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	2,339	3,672
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	503,768	1,827,532
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	253,610	394,664
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	22,219,090	18,528,415
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,537	517
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	734	360
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	321,399	112,742
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	1,296,574	3,878,328
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	6,427	3,886
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	2,227,799	2,964,716
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	477,123	371,330
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	15,233,556	41,909,090
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	1,835,045	2,122,063
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	24,978,445	25,574,857
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	331,710	1,839
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)	1,163,955	1,124,881
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)	262,571	191,537
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	50,507,380	69,108,991
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)	154,658	59,185
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	431,574	118,561
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)	59,696	123,630
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)	17,458	5,005
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	49,907,457	25,823,928
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	71,845,539	31,401,333
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	34,177,999	27,988,678
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	18,542,440	40,319,587
Schwab Government Money Market Portfolio(TM) (CHSMM)	3,330,680	3,025,813
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	13,190,529	5,254,526
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)	332,786	267,010
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	16,240,378	13,025,208

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	12,703,613	20,398,613
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	35,361	37,246
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	398,043	864,129
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	911,990	2,361,242
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	10,508,057	143,700
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	22,555,384	34,571,224
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	746,747	1,147,419
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,335,587	6,898,952
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,410,354	11,648,643
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	178,119,551	13,248,172
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	5,011,621	10,232,538
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	36,756,230	42,363,916
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	706,137	558,368
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	31,443,647	20,077,386
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	1,053,976	2,233,189
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	32,311,697	52,031,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,030,600	1,706,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	8,226,130	7,550,267
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	193,948,754	30,333,246
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)	25,623,213	46,933,164
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	49,005,687	50,653,969
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	3,195,475	2,125,671
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)	160,332,702	50,874,399
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,169,049	2,341,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	45,363,759	40,724,569
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)	2,768,928	5,681,677
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	10,589,927	15,998,708
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	848,110	1,043,140
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	10,473,803	7,238,253
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	11,068,214	6,884,296
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	24,080,441	33,457,161
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	5,982,211	5,693,093
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	17,896,545	15,036,779
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	352,062	178,564
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	748,072	1,816,128
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,143,863	4,011,561
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	9,374,509	14,499,375
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	10,594,145	9,977,359

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)	339,810	33,100
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	1,315,781	639
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,265,171	2,162,682
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	921,571	2,274,279
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	429,036	656,238
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	11,228,898	11,968,341
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	16,114,324	24,879,095
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	33,789,299	24,553,432
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,180,756	5,588,249
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	3,217,349	7,485,346
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	17,098,558	6,990,082
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	226,152	497
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	60,265	20,321
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	1,152,780	1,292,775
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	30,706,988	7,640,887
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)	40,890	31,430
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	32,336,576	59,071,765
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	2,631,443	442,047
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	22,293,784	31,330,125
The Merger Fund VL - The Merger Fund VL (MGRFV)	7,765	1,107
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	3,122,700	3,166,125
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,811,611	2,890,662
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	2,096,140	1,555,869
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	71,555	175,168
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)	36,789	51,749
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	47,833	97,766
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,194	2,899
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	109	556
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	9,814	3,927
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	2,172,515	92,143
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	2,806,932	263,504
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	1,016,216	840
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	660,307	558
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	6,037,117	733,487
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	712,004	1,772
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	135,264,881	11,657,485
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	364,636,683	16,344,681
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,272,165	5,448,740
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	27,625,193	22,089,975

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	592,878,896	482,875,499
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	349,013,991	220,735,589
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	50,755,225	32,266,421
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	114,411,264	55,255,526
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	565,857,079	167,413,648
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	10,203,120	13,591,655
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	1,337,814	1,955,186
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	4,521,298	8,009,532
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,168,136	2,924,828
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	5,916,829	7,570,785
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	6,553,935	8,230,396
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	8,767,838	8,771,538
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	316,718	515,789
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)	26,779,360	27,160,352
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	11,483,280	7,654,884
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	188,406,803	203,027,982
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	284,435,482	304,164,482
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	76,208,637	100,180,102
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	238,394,103	289,540,649
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	40,122,946	41,540,296
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	57,700,986	84,140,999
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	1,468,161	926,923
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	22,133,444	19,157,760
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	10,006,481	14,626,021
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	7,411,206	15,006,567
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	21,069,909	23,019,653
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	61,947,996	92,552,374
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	336,221	323,078
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	15,075,396	6,128,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	18,419,940	23,017,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	141,853,475	133,601,518
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	129,935,481	165,203,597
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	92,996,146	128,574,018
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	254,672,646	278,646,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	80,372,541	111,800,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	54,865,987	83,230,220
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	69,676,652	25,530,942
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	164,437,783	225,885,181

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,675,834	2,580,565
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)	11,195,008	18,932,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	737,306	298,325
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	19,997,085	7,389,449
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,038,614	2,045,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	29,518,260	25,562,970
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,125,982	908,393
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	31,417,020	8,710,212
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	44,469,245	21,007,306
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	53,876,442	25,391,930
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	133,035	122,446
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,433,902	31,928,089
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	2,428,016	1,358,761
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	17,235,521	7,455,332
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	7,986,098	3,623,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	13,556,948	4,828,345
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	7,031,090	7,145,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	7,253,574	5,385,550
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	32,697,161	54,627,687
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	32,099,579	47,625,293
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	103,042,273	45,744,445
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	113,671,739	51,989,155
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	38,906,521	21,194,206
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,148,295	652,421
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)	63,761,607	12,974,864
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,157,690	5,935,929
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)	13,993,963	15,592,085
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	4,244,227	2,523,492
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	8,151,106	1,925,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	95,722,083	64,406,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	34,753,813	33,558,351
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	71,004,961	40,562,884
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	39,956,128	29,363,039
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	53,681,714	7,673,658
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	136,328,341	51,662,809

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	43,791,371	6,453,015
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	5,607,750	15,427,045
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)	4,818	17,711
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	7,705	8,093
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	1,025,913	999,758
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	3,407	15,013
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	978,341	2,426,520
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	9,902,353	6,344,529
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)	1,070,871	3,594,560
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)	878,716	2,683,102
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	19,767,450	17,943,903
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	30,686,526	22,580,537
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	277,391	150,563
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	2,481,247	1,868,320
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	44,977,114	36,432,590
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	693,472	1,728,003
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	14,732,510	10,874,689
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	2,859,495	1,816,957
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	365,065	192,858
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	447,276	1,261,122
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)	242,679	5,934
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	2,358,409	4,040,085
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	1,342,174	3,059,661
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	46,239,272	63,897,252
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	32,892,309	54,089,155
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)	63,837	65,484
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	3,119,086	2,176,797
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)	28,622	27,670
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)	3,164	306
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	30,731,083	11,071,596
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	136,227	113,956
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)	41,191	30,861
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)	106,440	431,956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	991,913	2,864,274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	1,209,950	33,953
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	758,784	468,618
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,148,086	1,069,588
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	10,498,617	1,138,439
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	2,650,758	431,718
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	34,519	8,955
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)	867	199
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	694,356	1,820,144
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	20,855,075	36,110,166
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	241,574	28,729
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	9,650,968	10,613,387
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)	93,249	955,779
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	954,779	2,226,703

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	44	1,416,587
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	1,570,899	4,206,690
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)	109,199	76,428
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)	448,231	1,091,821
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	9,757,345	22,035,720
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	8,795	1,022
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	8,457,949	17,715,636
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	52,136,068	28,960,365
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)	2,720	13,579
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)	1,395,301	1,655,750
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)	2,673,936	5,388,023
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)	6,065,919	10,128,125
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)	461,366	347,448
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,850	3,203
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	33,531	33,807
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	24,083,567	19,154,889
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)	1,609	11,700
	$7,461,674,803	$5,772,325,946

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners' equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2019	0.40%	19,109	$ 16.91	$ 323,129	2.51%	17.73%
2018	0.40%	24,863	14.36	357,099	1.65%	-6.79%
2017	0.40%	30,764	15.41	474,039	1.82%	15.16%
2016	0.40%	40,001	13.38	535,226	1.77%	4.03%
2015	0.40%	40,380	12.86	519,385	2.14%	0.89%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	0.95% to 2.20%	127,381	31.00 to 31.11	4,417,884	1.04%	22.44% to 20.89%
2018	0.95% to 2.20%	139,338	25.32 to 25.74	3,972,318	0.74%	-6.74% to -7.93%
2017	0.95% to 2.25%	151,189	27.15 to 27.74	4,646,927	1.21%	17.47% to 15.94%
2016	0.95% to 2.25%	191,288	23.11 to 23.93	5,023,652	0.82%	10.02% to 8.58%
2015	0.95% to 2.25%	223,475	21.01 to 22.04	5,355,148	1.16%	0.46% to -0.86%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.40% to 2.05%	138,361	8.96 to 8.72	1,218,872	1.06%	16.32% to 14.40%
2018	1.15% to 1.95%	78,022	7.67 to 7.63	596,866	1.31%	-23.33% to -23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.60%	4,030	13.40	53,995	2.05%	14.82%
2018	0.60%	4,197	11.67	48,975	1.88%	-7.63%
2017	0.60%	4,267	12.63	53,903	1.89%	13.98%
2016	0.40% to 0.60%	5,166	11.17 to 11.08	57,330	0.86%	3.18% to 2.97%
2015	0.40% to 0.60%	8,584	10.82 to 10.76	92,651	0.89%	-1.49% to -1.68%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	1.15% to 2.75%	1,110,926	13.62 to 12.02	14,350,826	1.80%	13.92% to 12.07%
2018	1.15% to 2.75%	1,218,690	11.95 to 10.72	13,924,702	1.57%	-8.42% to -9.91%
2017	1.15% to 2.75%	1,435,565	13.05 to 11.90	18,039,735	1.73%	13.01% to 11.19%
2016	1.15% to 2.75%	1,590,436	11.55 to 10.70	17,765,025	0.58%	2.18% to 0.53%
2015	1.10% to 2.75%	1,778,946	11.32 to 10.65	19,589,104	0.68%	-2.39% to -4.01%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.40% to 0.60%	33,267	17.93 to 17.69	595,041	0.63%	19.62% to 19.38%
2018	0.40% to 0.60%	46,638	14.99 to 14.82	696,729	0.50%	-15.37% to -15.54%
2017	0.40% to 0.60%	52,066	17.71 to 17.54	918,797	0.45%	12.70% to 12.47%
2016	0.40% to 0.60%	50,194	15.71 to 15.60	786,301	0.47%	24.59% to 24.34%
2015	0.40% to 0.60%	23,874	12.61 to 12.54	300,857	0.73%	-5.86% to -6.05%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.40% to 2.85%	2,334,269	24.79 to 31.78	98,654,265	0.32%	19.42% to 16.49%
2018	0.40% to 2.85%	2,480,515	20.76 to 27.29	88,375,527	0.22%	-15.64% to -17.72%
2017	0.40% to 2.85%	2,686,124	24.61 to 33.16	114,676,538	0.24%	12.40% to 9.64%
2016	0.40% to 2.85%	2,879,199	21.89 to 30.25	110,645,228	0.36%	24.29% to 21.25%
2015	0.40% to 2.85%	2,884,800	17.61 to 24.95	90,490,876	0.52%	-6.07% to -8.38%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2019	0.95% to 1.05%	10,997	28.87 to 28.39	313,636	0.00%	28.40% to 28.27%
2018	0.95% to 1.05%	14,528	22.48 to 22.14	323,749	0.00%	-8.67% to -8.76%
2017	0.95% to 1.05%	15,407	24.62 to 24.26	376,240	0.00%	27.96% to 27.83%
2016	0.95% to 1.05%	13,340	19.24 to 18.98	254,416	0.00%	-0.47% to -0.57%
2015	0.95% to 1.05%	17,677	19.33 to 19.09	339,556	0.00%	-2.83% to -2.92%
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2019	0.60%	5,727	12.14	69,504	0.00%	39.00%
2018	0.60%	5,727	8.73	50,003	0.00%	-12.69%	****
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2019	0.40%	2,758	8.33	22,970	1.69%	19.93%
2018	0.40%	2,662	6.94	18,486	1.73%	-19.28%
2017	0.40%	2,975	8.60	25,596	2.70%	-1.23%
2016	0.40%	1,359	8.71	11,839	2.99%	40.23%
2015	0.40%	330	6.21	2,050	0.94%	-37.88%	****
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.40% to 0.60%	181,218	10.40 to 10.26	1,882,070	2.62%	8.72% to 8.50%
2018	0.40% to 0.60%	164,109	9.56 to 9.46	1,567,758	3.24%	-2.96% to -3.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 0.60%	118,106	9.86 to 9.76	1,162,923	3.54%	3.51% to 3.30%
2016	0.40% to 0.60%	44,469	9.52 to 9.45	422,663	2.30%	4.29% to 4.08%
2015	0.40% to 0.60%	33,187	9.13 to 9.08	302,685	2.40%	-2.67% to -2.87%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2019	0.80% to 1.40%	606,322	40.04 to 40.37	26,517,118	1.55%	18.89% to 18.17%
2018	0.80% to 1.40%	685,780	33.68 to 34.16	25,337,419	1.40%	-4.60% to -5.18%
2017	0.80% to 1.40%	753,983	35.31 to 36.03	29,338,342	1.53%	13.00% to 12.32%
2016	0.80% to 1.40%	849,906	31.24 to 32.08	29,397,866	1.57%	6.14% to 5.50%
2015	0.80% to 1.40%	952,327	29.44 to 30.41	31,165,843	1.72%	-3.35% to -3.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.80% to 1.40%	498,774	30.40 to 26.65	13,515,695	2.07%	22.96% to 22.21%
2018	0.80% to 1.40%	578,960	24.72 to 21.81	12,831,751	1.92%	-7.62% to -8.18%
2017	0.80% to 1.40%	610,024	26.76 to 23.75	14,711,679	2.35%	19.52% to 18.80%
2016	0.80% to 1.40%	690,001	22.39 to 19.99	13,995,878	2.36%	12.58% to 11.90%
2015	0.80% to 1.40%	774,518	19.89 to 17.87	14,032,779	2.09%	-6.38% to -6.94%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	0.95% to 2.40%	107,378	30.44 to 28.56	3,573,215	1.83%	22.57% to 20.78%
2018	0.95% to 2.40%	113,996	24.84 to 23.65	3,108,648	1.67%	-8.08% to -9.43%
2017	0.95% to 2.40%	124,007	27.02 to 26.11	3,694,137	2.10%	19.16% to 17.42%
2016	0.95% to 2.40%	136,268	22.67 to 22.24	3,420,647	2.08%	12.13% to 10.49%
2015	0.95% to 2.40%	161,772	20.22 to 20.13	3,616,427	1.80%	-6.84% to -8.21%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.40% to 2.85%	14,004,669	13.77 to 11.16	197,180,047	2.29%	8.47% to 5.80%
2018	0.40% to 2.85%	16,102,403	12.70 to 10.55	211,026,750	2.83%	-3.21% to -5.60%
2017	0.40% to 2.85%	16,760,938	13.12 to 11.17	229,258,020	2.62%	3.26% to 0.73%
2016	0.40% to 2.85%	16,430,647	12.70 to 11.09	220,038,920	1.83%	3.97% to 1.42%
2015	0.40% to 2.70%	16,784,497	12.22 to 11.16	218,767,491	1.96%	-2.86% to -5.10%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.40% to 1.40%	399,967	20.10 to 28.07	10,809,320	2.05%	28.63% to 27.34%
2018	0.40% to 1.40%	458,528	15.63 to 22.04	9,755,079	1.41%	-13.19% to -14.06%
2017	0.40% to 1.40%	517,510	18.00 to 25.65	12,924,699	1.53%	11.25% to 10.13%
2016	0.40% to 1.40%	576,317	16.18 to 23.29	13,078,348	1.71%	22.36% to 21.14%
2015	0.40% to 1.40%	424,721	13.22 to 19.23	8,057,157	1.65%	-1.83% to -2.81%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2019	0.40% to 2.85%	5,000,394	30.50 to 26.62	160,894,132	1.91%	28.48% to 25.32%
2018	0.40% to 2.85%	5,609,467	23.74 to 21.24	141,799,223	1.27%	-13.31% to -15.46%
2017	0.40% to 2.85%	6,044,690	27.38 to 25.12	178,366,410	1.38%	11.02% to 8.30%
2016	0.40% to 2.85%	6,722,132	24.66 to 23.20	180,219,498	1.56%	22.23% to 19.23%
2015	0.40% to 2.85%	5,648,494	20.18 to 19.46	125,755,186	1.52%	-1.97% to -4.38%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2019	0.40% to 0.60%	13,318	11.17 to 11.14	148,449	2.70%	17.15% to 16.91%
2018	0.40% to 0.60%	12,383	9.54 to 9.53	118,006	1.48%	-4.61% to -4.74%	****
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2019	0.40% to 0.60%	48,970	11.24 to 11.20	549,737	2.10%	20.55% to 20.31%
2018	0.40% to 0.60%	22,264	9.32 to 9.31	207,323	1.57%	-6.76% to -6.89%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2019	0.40% to 0.60%	50,587	10.42 to 10.39	525,622	1.31%	22.18% to 21.93%
2018	0.40% to 0.60%	41,884	8.53 to 8.52	356,821	1.40%	-14.71% to -14.83%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2019	0.60%	47,375	11.38	539,073	0.00%	30.46%
2018	0.60%	16,712	8.72	145,761	0.00%	-12.77%	****
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2019	1.30%	49,615	218.98	10,864,364	0.99%	29.41%
2018	1.30%	54,721	169.22	9,259,805	0.66%	-1.32%
2017	1.30%	62,814	171.48	10,771,585	0.67%	26.96%
2016	1.30%	82,124	135.07	11,092,388	0.99%	8.34%
2015	1.30%	92,503	124.67	11,532,578	0.80%	5.73%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2019	1.30%	7,182	69.44	498,748	6.45%	11.38%
2018	1.30%	6,474	62.35	403,644	5.17%	-3.43%
2017	1.30%	11,741	64.56	757,997	6.21%	5.86%
2016	1.30%	13,960	60.99	851,416	6.41%	16.30%
2015	1.30%	13,269	52.44	695,779	5.38%	-8.15%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2019	0.40% to 2.85%	48,793,019	15.25 to 12.92	751,824,542	2.33%	17.51% to 14.62%
2018	0.40% to 2.85%	52,660,875	12.98 to 11.27	698,288,757	1.34%	-5.28% to -7.62%
2017	0.40% to 2.85%	57,113,592	13.70 to 12.20	808,276,400	0.77%	14.35% to 11.54%
2016	0.40% to 2.85%	60,059,364	11.98 to 10.94	751,684,583	1.32%	6.85% to 4.23%
2015	0.40% to 2.75%	63,474,141	11.21 to 10.52	752,011,702	1.49%	-1.47% to -3.79%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2019	1.30%	16,091	37.50	603,338	2.18%	4.32%
2018	1.30%	17,972	35.94	645,953	2.01%	-0.41%
2017	1.30%	18,957	36.09	684,134	1.53%	0.51%
2016	1.30%	19,599	35.91	703,758	1.59%	0.12%
2015	1.30%	21,051	35.86	754,989	1.59%	0.61%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.40% to 2.85%	16,520,109	15.43 to 13.74	242,401,136	1.83%	26.95% to 23.83%
2018	0.40% to 2.85%	17,237,659	12.15 to 11.09	201,391,321	1.72%	-7.79% to -10.07%
2017	0.40% to 2.85%	18,794,597	13.18 to 12.33	240,731,201	1.58%	16.03% to 13.18%
2016	0.40% to 2.85%	17,052,613	11.36 to 10.90	190,253,960	1.79%	15.60% to 12.76%
2015	0.40% to 2.50%	6,235,745	9.83 to 9.69	60,821,673	1.38%	-1.73% to -3.12%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.40% to 2.55%	4,274,867	11.39 to 11.11	49,951,526	5.18%	14.40% to 11.93%
2018	0.40% to 2.55%	2,224,850	9.96 to 9.93	22,899,633	5.18%	-3.28% to -5.38%
2017	0.40% to 2.55%	2,888,766	10.30 to 10.49	31,168,746	5.00%	2.98% to 4.36%
2016	1.15% to 2.50%	1,270,873	10.29 to 10.06	12,972,988	5.17%	11.52% to 10.01%
2015	1.15% to 2.50%	472,591	9.23 to 9.15	4,345,939	2.87%	-7.70% to -8.55%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.40% to 2.85%	33,610,292	11.11 to 9.89	356,599,362	2.61%	8.71% to 6.04%
2018	0.40% to 2.85%	30,210,417	10.22 to 9.33	297,633,981	2.47%	-1.12% to -3.57%
2017	0.40% to 2.85%	24,686,644	10.34 to 9.67	248,305,125	2.23%	2.79% to 0.27%
2016	0.40% to 2.85%	16,323,965	10.06 to 9.65	161,297,863	1.76%	2.05% to -0.45%
2015	0.40% to 2.50%	6,186,106	9.86 to 9.72	60,516,404	0.94%	-1.45% to -2.84%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.40% to 2.85%	18,748,962	20.13 to 15.43	330,200,800	1.25%	17.28% to 14.40%
2018	0.40% to 2.85%	20,772,328	17.16 to 13.49	315,810,502	0.84%	-7.95% to -10.23%
2017	0.40% to 2.85%	22,494,782	18.64 to 15.03	375,898,088	1.27%	13.25% to 10.48%
2016	0.40% to 2.85%	23,713,308	16.46 to 13.60	354,185,101	1.19%	3.39% to 0.85%
2015	0.40% to 2.85%	25,726,229	15.92 to 13.49	375,967,713	1.09%	-1.40% to -3.82%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.40% to 2.85%	2,526,416	14.02 to 12.17	33,137,075	0.40%	19.38% to 16.44%
2018	0.40% to 2.85%	2,557,928	11.74 to 10.46	28,395,977	0.34%	-16.02% to -18.10%
2017	0.40% to 2.85%	2,675,080	13.99 to 12.77	35,765,531	0.84%	14.58% to 11.77%
2016	0.40% to 2.85%	2,569,957	12.21 to 11.42	30,355,510	0.81%	14.74% to 11.93%
2015	0.40% to 2.85%	2,257,127	10.64 to 10.20	23,521,160	0.34%	-2.91% to -5.29%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.40% to 2.55%	1,588,614	28.96 to 40.71	68,693,857	0.91%	21.72% to 19.10%
2018	0.40% to 2.55%	1,815,204	23.79 to 34.18	64,943,534	0.82%	-9.34% to -11.31%
2017	0.40% to 2.55%	2,016,378	26.24 to 38.54	80,553,584	0.68%	11.95% to 9.55%
2016	0.40% to 2.95%	2,464,385	23.44 to 30.66	89,216,990	0.92%	25.22% to 22.03%
2015	0.40% to 2.95%	2,597,922	18.72 to 25.13	76,264,013	0.76%	-2.72% to -5.21%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.80% to 1.40%	2,915,046	67.92 to 75.23	223,546,554	1.71%	30.13% to 29.35%
2018	0.80% to 1.40%	3,296,757	52.20 to 58.16	195,315,563	1.64%	-5.40% to -5.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.80% to 1.40%	3,700,488	55.18 to 61.86	232,999,693	1.70%	20.57% to 19.84%
2016	0.80% to 1.40%	4,105,599	45.76 to 51.62	215,623,442	2.00%	10.82% to 10.15%
2015	0.80% to 1.40%	4,605,478	41.30 to 46.86	219,443,889	1.81%	0.30% to -0.31%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2019	0.40% to 2.55%	3,569,193	26.60 to 32.58	134,065,977	1.46%	30.32% to 27.51%
2018	0.40% to 2.55%	4,135,263	20.41 to 25.55	120,440,859	1.39%	-5.24% to -7.29%
2017	0.40% to 2.55%	4,741,553	21.54 to 27.57	147,798,113	1.45%	20.73% to 18.13%
2016	0.40% to 2.65%	5,448,421	17.84 to 23.00	141,923,286	1.75%	11.00% to 8.50%
2015	0.40% to 2.65%	6,053,900	16.07 to 21.20	144,118,066	1.54%	0.46% to -1.80%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.80% to 1.40%	660,931	48.95 to 55.15	38,768,298	1.47%	33.28% to 32.48%
2018	0.80% to 1.40%	729,093	36.73 to 41.63	32,262,621	1.80%	-5.17% to -5.75%
2017	0.80% to 1.40%	811,429	38.73 to 44.17	38,057,925	1.16%	14.41% to 13.72%
2016	0.80% to 1.40%	917,419	33.85 to 38.84	37,838,359	1.31%	9.49% to 8.83%
2015	0.80% to 1.40%	1,041,694	30.92 to 35.68	39,423,748	1.07%	-3.97% to -4.55%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.80% to 1.40%	747,557	41.20 to 35.95	27,383,863	1.17%	35.01% to 34.19%
2018	0.80% to 1.40%	835,497	30.52 to 26.79	22,786,540	1.26%	-7.60% to -8.16%
2017	0.80% to 1.40%	883,156	33.03 to 29.17	26,202,804	1.33%	26.32% to 25.56%
2016	0.80% to 1.40%	997,558	26.15 to 23.24	23,553,895	1.63%	7.04% to 6.40%
2015	0.80% to 1.40%	1,207,976	24.43 to 21.84	26,784,876	1.69%	-3.25% to -3.83%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	0.40% to 2.75%	2,761,476	25.45 to 25.98	92,162,383	0.93%	35.24% to 32.05%
2018	0.40% to 2.75%	3,195,645	18.82 to 19.68	79,876,330	1.01%	-7.48% to -9.67%
2017	0.40% to 2.75%	3,794,414	20.34 to 21.78	103,566,423	1.08%	26.50% to 23.53%
2016	0.40% to 2.75%	4,453,762	16.08 to 17.64	97,160,288	1.39%	7.20% to 4.68%
2015	0.40% to 2.75%	5,048,905	15.00 to 16.85	104,183,974	1.45%	-3.10% to -5.39%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2019	0.95% to 2.25%	33,308	21.87 to 22.58	839,641	0.00%	20.34% to 18.76%
2018	0.95% to 2.25%	37,666	18.18 to 19.01	796,999	0.00%	-20.06% to -21.12%
2017	0.95% to 2.25%	37,554	22.74 to 24.10	994,850	0.00%	23.19% to 21.58%
2016	0.95% to 2.25%	35,835	18.46 to 19.82	798,650	0.00%	15.68% to 14.17%
2015	0.95% to 2.25%	50,639	15.95 to 17.36	965,449	0.00%	-3.45% to -4.72%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2019	0.80% to 1.40%	396,354	38.58 to 33.55	13,545,644	1.08%	28.09% to 27.31%
2018	0.80% to 1.40%	442,636	30.12 to 26.35	11,870,241	0.80%	-5.45% to -6.03%
2017	0.80% to 1.40%	494,849	31.85 to 28.04	14,109,751	0.74%	18.75% to 18.04%
2016	0.80% to 1.40%	536,200	26.82 to 23.76	12,939,798	1.20%	9.15% to 8.50%
2015	0.80% to 1.40%	615,539	24.57 to 21.90	13,679,890	0.85%	0.77% to 0.16%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2019	0.75% to 1.35%	539,381	9.76 to 9.70	5,397,812	1.90%	1.15% to 0.54%
2018	0.75% to 1.35%	514,302	9.65 to 9.64	5,092,814	1.56%	0.75% to 0.14%
2017	0.75% to 1.35%	503,857	9.57 to 9.63	4,939,541	0.45%	-0.31% to -0.91%
2016	0.75% to 1.35%	561,907	9.60 to 9.72	5,537,570	0.01%	-0.74% to -1.33%
2015	0.75% to 1.35%	917,962	9.67 to 9.85	9,048,033	0.01%	-0.74% to -1.34%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.40% to 2.40%	1,015,022	11.40 to 10.79	11,255,887	5.41%	16.06% to 13.73%
2018	0.40% to 1.95%	299,403	9.82 to 9.57	2,889,165	5.81%	-4.38% to -5.88%
2017	0.40% to 1.95%	172,298	10.27 to 10.16	1,756,327	0.74%	2.69% to 1.63%	****
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2019	0.40% to 0.60%	138,474	19.39 to 19.13	2,679,199	1.42%	19.12% to 18.88%
2018	0.40% to 0.60%	145,302	16.28 to 16.10	2,361,387	1.25%	-3.39% to -3.58%
2017	0.40% to 0.60%	92,725	16.85 to 16.69	1,560,377	1.14%	13.08% to 12.86%
2016	0.40% to 0.60%	57,268	14.90 to 14.79	851,827	1.67%	13.86% to 13.64%
2015	0.40% to 0.60%	48,681	13.09 to 13.02	636,020	1.68%	-1.04% to -1.24%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.40% to 2.85%	3,517,430	18.45 to 15.63	60,032,877	0.81%	27.21% to 24.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 2.85%	3,576,288	14.50 to 12.59	48,434,785	0.61%	-17.28% to -19.33%
2017	0.40% to 2.85%	3,677,512	17.53 to 15.61	60,821,422	0.64%	11.31% to 8.58%
2016	0.40% to 2.85%	3,789,125	15.75 to 14.38	56,943,567	0.62%	30.56% to 27.36%
2015	0.40% to 2.85%	2,546,750	12.06 to 11.29	29,685,190	0.48%	-6.84% to -9.13%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.40% to 2.75%	6,274,991	11.88 to 10.19	68,892,705	4.32%	6.65% to 4.13%
2018	0.40% to 2.80%	7,168,898	11.14 to 9.76	74,685,303	3.81%	-0.49% to -2.90%
2017	0.40% to 2.80%	5,278,077	11.19 to 10.05	55,869,738	3.27%	3.03% to 0.55%
2016	0.40% to 2.80%	4,327,808	10.86 to 10.00	44,989,788	3.44%	8.51% to 5.90%
2015	0.40% to 2.80%	2,619,558	10.01 to 9.44	25,354,740	3.34%	-1.39% to -3.76%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	0.95% to 2.25%	54,311	10.77 to 10.58	580,982	1.95%	18.78% to 17.22%
2018	0.95% to 2.25%	54,758	9.07 to 9.02	495,556	0.00%	-9.34% to -9.78%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.80% to 1.40%	278,446	18.85 to 16.94	4,775,752	3.00%	8.57% to 7.91%
2018	0.80% to 1.40%	311,338	17.36 to 15.69	4,947,178	3.14%	-1.39% to -1.99%
2017	0.80% to 1.40%	372,687	17.61 to 16.01	6,037,666	3.29%	3.21% to 2.58%
2016	0.80% to 1.40%	400,313	17.06 to 15.61	6,315,618	3.66%	3.00% to 2.37%
2015	0.80% to 1.40%	471,546	16.57 to 15.25	7,258,448	3.94%	-1.04% to -1.64%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	0.95% to 2.30%	1,054,260	16.29 to 12.96	15,764,545	2.71%	8.13% to 6.66%
2018	0.95% to 2.30%	1,167,224	15.06 to 12.15	16,238,610	2.89%	-1.73% to -3.08%
2017	0.95% to 2.30%	1,339,808	15.33 to 12.54	19,075,645	2.91%	2.77% to 1.37%
2016	0.95% to 2.30%	1,344,546	14.92 to 12.37	18,716,854	3.45%	2.55% to 1.16%
2015	0.95% to 2.40%	1,625,167	14.55 to 12.07	22,156,400	3.68%	-1.39% to -2.83%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.40% to 2.50%	759,030	10.67 to 10.30	7,957,750	1.49%	28.68% to 25.96%
2018	0.40% to 2.40%	328,114	8.30 to 8.18	2,703,388	1.00%	-17.05% to -18.17%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.40% to 2.40%	271,824	23.85 to 38.13	11,083,422	0.28%	30.75% to 28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2019	0.80% to 1.40%	3,079,159	52.43 to 60.55	274,799,594	1.98%	26.42% to 25.66%
2018	0.80% to 1.40%	3,475,394	41.47 to 48.19	245,554,682	2.20%	-9.03% to -9.58%
2017	0.80% to 1.40%	3,943,755	45.59 to 53.30	307,066,645	1.66%	11.99% to 11.32%
2016	0.80% to 1.40%	4,425,270	40.71 to 47.88	310,251,218	2.26%	17.08% to 16.37%
2015	0.80% to 1.40%	4,910,640	34.77 to 41.14	295,801,186	3.08%	-4.73% to -5.31%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.10% to 2.30%	126,904	43.11 to 35.08	5,186,100	1.42%	32.62% to 31.02%
2018	1.10% to 2.30%	151,463	32.50 to 26.78	4,688,603	0.71%	-18.41% to -19.41%
2017	1.10% to 2.30%	167,647	39.84 to 33.22	6,375,684	1.22%	17.78% to 16.35%
2016	1.10% to 2.30%	185,111	33.82 to 28.55	5,994,904	0.86%	8.07% to 6.77%
2015	1.10% to 2.30%	214,890	31.30 to 26.74	6,448,388	0.83%	-4.26% to -5.42%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2019	0.80% to 1.40%	912,609	27.74 to 27.65	37,080,785	5.04%	14.18% to 13.49%
2018	0.80% to 1.40%	1,021,563	24.30 to 24.36	36,277,118	5.39%	-4.06% to -4.65%
2017	0.80% to 1.40%	1,174,888	25.33 to 25.55	43,810,042	5.12%	6.08% to 5.44%
2016	0.80% to 1.40%	1,334,870	23.88 to 24.23	47,252,928	5.23%	13.69% to 13.01%
2015	0.80% to 1.40%	1,461,345	21.00 to 21.44	45,774,754	6.64%	-4.40% to -4.98%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2019	0.80% to 1.40%	1,652,739	38.55 to 34.92	87,683,449	1.72%	17.30% to 16.59%
2018	0.80% to 1.40%	1,862,553	32.86 to 29.95	84,524,118	1.62%	-6.11% to -6.68%
2017	0.80% to 1.40%	2,119,632	35.00 to 32.09	102,572,613	1.83%	13.19% to 12.51%
2016	0.80% to 1.40%	2,380,437	30.92 to 28.53	102,224,912	1.42%	2.25% to 1.63%
2015	0.80% to 1.40%	2,678,898	30.24 to 28.07	113,107,245	1.52%	-0.66% to -1.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.40% to 2.55%	46,535,382	14.28 to 13.19	641,316,929	1.68%	23.62% to 20.95%
2018	0.40% to 2.55%	35,320,687	11.56 to 10.90	397,518,598	1.43%	-4.83% to -6.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.55%	25,845,784	12.14 to 11.71	308,637,826	1.58%	15.65% to 13.16%
2016	0.40% to 2.55%	9,413,350	10.50 to 10.35	98,141,707	2.37%	4.98% to 3.48%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.40% to 2.75%	4,651,695	13.56 to 11.17	61,177,730	1.78%	9.38% to 6.80%
2018	0.40% to 2.85%	5,084,672	12.39 to 10.31	61,635,703	0.68%	-25.07% to -26.93%
2017	0.40% to 2.85%	5,387,615	16.54 to 14.11	88,249,043	1.38%	-3.16% to -5.54%
2016	0.40% to 2.85%	6,156,581	17.08 to 14.94	105,222,917	0.53%	32.97% to 29.71%
2015	0.40% to 2.85%	5,226,773	12.84 to 11.52	68,031,516	0.98%	-21.07% to -23.01%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	0.40% to 2.85%	9,856,666	20.47 to 23.04	301,831,977	1.80%	26.60% to 23.49%
2018	0.40% to 2.85%	10,753,975	16.17 to 18.66	262,934,686	2.04%	-8.90% to -11.16%
2017	0.40% to 2.85%	11,450,750	17.75 to 21.00	310,924,395	1.48%	12.20% to 9.45%
2016	0.40% to 2.85%	12,175,654	15.82 to 19.19	298,244,400	2.19%	17.24% to 14.36%
2015	0.40% to 2.75%	12,561,654	13.49 to 17.00	265,722,172	3.10%	-4.62% to -6.87%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.80% to 1.40%	286,639	18.82 to 17.32	5,019,968	2.00%	15.07% to 14.38%
2018	0.80% to 1.40%	290,998	16.35 to 15.14	4,451,599	1.50%	-4.88% to -5.45%
2017	0.80% to 1.40%	300,966	17.19 to 16.02	4,866,546	1.43%	12.09% to 11.41%
2016	0.80% to 1.40%	332,315	15.34 to 14.38	4,819,054	1.32%	4.44% to 3.81%
2015	0.80% to 1.40%	392,304	14.69 to 13.85	5,477,136	1.75%	-1.11% to -1.71%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2019	1.10% to 2.85%	14,119,750	19.52 to 15.03	261,631,240	1.93%	14.48% to 12.45%
2018	1.10% to 2.85%	14,151,513	17.05 to 13.36	229,497,836	1.40%	-5.32% to -7.01%
2017	1.10% to 2.85%	14,831,606	18.01 to 14.37	254,752,150	1.31%	11.56% to 9.59%
2016	1.10% to 2.85%	15,269,426	16.15 to 13.11	235,592,461	1.32%	4.08% to 2.24%
2015	1.10% to 2.85%	14,703,373	15.51 to 12.82	218,655,371	1.66%	-1.62% to -3.37%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.80% to 1.40%	466,941	19.63 to 18.06	8,546,905	1.84%	19.05% to 18.33%
2018	0.80% to 1.40%	567,701	16.49 to 15.27	8,772,921	1.42%	-6.73% to -7.30%
2017	0.80% to 1.40%	568,630	17.68 to 16.47	9,470,434	1.37%	15.54% to 14.84%
2016	0.80% to 1.40%	661,082	15.30 to 14.34	9,578,552	1.41%	5.20% to 4.56%
2015	0.80% to 1.40%	720,167	14.54 to 13.71	9,968,924	1.63%	-1.16% to -1.76%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2019	1.10% to 2.70%	20,113,617	21.33 to 16.79	407,782,827	1.75%	18.56% to 16.64%
2018	1.10% to 2.70%	22,418,899	17.99 to 14.40	384,262,576	1.23%	-7.12% to -8.63%
2017	1.10% to 2.70%	25,198,593	19.37 to 15.76	466,403,044	1.25%	14.99% to 13.13%
2016	1.10% to 2.70%	27,398,493	16.84 to 13.93	442,273,630	1.26%	4.64% to 2.95%
2015	1.10% to 2.70%	29,292,814	16.10 to 13.53	453,277,086	1.57%	-1.55% to -3.15%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.80% to 1.40%	694,267	21.06 to 19.39	13,652,092	1.95%	23.38% to 22.63%
2018	0.80% to 1.40%	707,650	17.07 to 15.81	11,335,210	1.23%	-8.63% to -9.18%
2017	0.80% to 1.40%	760,388	18.68 to 17.41	13,393,745	1.38%	19.85% to 19.13%
2016	0.80% to 1.40%	696,503	15.59 to 14.61	10,286,080	1.39%	5.67% to 5.03%
2015	0.80% to 1.40%	705,477	14.75 to 13.91	9,908,634	1.60%	-1.13% to -1.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2019	1.10% to 2.60%	3,255,605	23.53 to 18.80	71,170,340	1.76%	22.75% to 20.89%
2018	1.10% to 2.60%	3,356,498	19.17 to 15.56	59,866,335	1.10%	-9.07% to -10.46%
2017	1.10% to 2.60%	3,607,721	21.08 to 17.37	71,079,052	1.18%	19.37% to 17.57%
2016	1.10% to 2.60%	3,573,631	17.66 to 14.78	59,111,399	1.21%	5.21% to 3.62%
2015	1.10% to 2.60%	3,821,754	16.79 to 14.26	60,383,526	1.49%	-1.62% to -3.12%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.40% to 2.75%	35,508,567	15.37 to 14.08	526,717,527	3.34%	29.16% to 26.12%
2018	0.40% to 2.55%	26,122,667	11.90 to 11.23	302,916,510	0.17%	-9.56% to -11.52%
2017	0.40% to 2.75%	20,434,676	13.16 to 12.65	264,509,037	1.42%	16.15% to 13.41%
2016	0.40% to 2.55%	7,451,209	11.33 to 11.17	83,839,229	3.02%	13.30% to 11.68%	****
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2019	0.80% to 1.40%	2,727,202	62.65 to 75.59	413,039,306	0.26%	33.24% to 32.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	3,027,532	47.02 to 57.08	346,280,311	0.24%	-0.97% to -1.57%
2017	0.80% to 1.40%	3,340,796	47.49 to 57.99	387,075,042	0.22%	34.06% to 33.25%
2016	0.80% to 1.40%	3,707,233	35.42 to 43.52	322,445,498	0.04%	0.00% to -0.61%
2015	0.80% to 1.40%	4,110,706	35.42 to 43.79	360,043,045	0.25%	6.32% to 5.67%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	0.40% to 2.85%	10,118,386	27.64 to 31.79	426,825,480	0.06%	33.44% to 30.16%
2018	0.40% to 2.85%	10,652,368	20.71 to 24.43	340,382,189	0.04%	-0.83% to -3.29%
2017	0.40% to 2.85%	11,129,767	20.89 to 25.26	363,610,124	0.08%	34.28% to 30.99%
2016	0.40% to 2.85%	10,698,404	15.56 to 19.28	263,952,403	0.00%	0.15% to -2.31%
2015	0.40% to 2.85%	11,626,758	15.53 to 19.74	289,710,026	0.04%	6.48% to 3.86%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.80% to 1.40%	884,903	17.26 to 15.60	13,995,244	2.73%	8.70% to 8.05%
2018	0.80% to 1.40%	827,555	15.88 to 14.44	12,108,294	2.35%	-1.43% to -2.03%
2017	0.80% to 1.40%	923,643	16.11 to 14.74	13,777,172	2.29%	3.33% to 2.70%
2016	0.80% to 1.40%	976,988	15.59 to 14.35	14,182,006	2.16%	3.79% to 3.17%
2015	0.80% to 1.40%	1,099,872	15.02 to 13.91	15,458,390	2.46%	-1.50% to -2.10%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2019	0.40% to 2.90%	51,919,394	15.48 to 11.78	814,933,908	2.68%	8.97% to 6.23%
2018	0.40% to 2.90%	45,562,385	14.21 to 11.09	660,950,999	2.42%	-1.19% to -3.68%
2017	0.40% to 2.90%	39,490,721	14.38 to 11.52	583,048,112	2.45%	3.58% to 0.98%
2016	0.40% to 2.95%	27,826,362	13.88 to 11.32	396,568,544	2.42%	4.06% to 1.40%
2015	0.40% to 2.95%	23,352,303	13.34 to 11.17	321,188,665	2.31%	-1.25% to -3.77%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.80% to 1.40%	763,210	23.30 to 21.45	16,586,396	0.78%	22.36% to 21.62%
2018	0.80% to 1.40%	857,905	19.04 to 17.63	15,313,495	0.55%	-15.33% to -15.84%
2017	0.80% to 1.40%	925,175	22.49 to 20.95	19,602,619	0.61%	19.74% to 19.02%
2016	0.80% to 1.40%	1,019,717	18.78 to 17.61	18,135,498	0.40%	11.22% to 10.55%
2015	0.80% to 1.40%	1,253,696	16.89 to 15.93	20,145,896	0.38%	-2.29% to -2.88%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	0.40% to 2.85%	5,073,669	21.84 to 36.86	235,309,401	0.67%	22.68% to 19.66%
2018	0.40% to 2.85%	5,517,742	17.80 to 30.80	210,606,589	0.39%	-15.11% to -17.22%
2017	0.40% to 2.85%	6,276,254	20.97 to 37.21	285,514,647	0.48%	20.06% to 17.11%
2016	0.40% to 2.85%	6,995,968	17.47 to 31.77	268,401,986	0.31%	11.48% to 8.74%
2015	0.40% to 2.85%	7,545,203	15.67 to 29.22	262,402,784	0.25%	-2.02% to -4.43%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2019	0.80% to 1.40%	1,360,073	32.27 to 30.32	52,207,197	1.70%	26.74% to 25.98%
2018	0.80% to 1.40%	1,502,540	25.46 to 24.07	45,713,821	1.51%	-15.49% to -16.01%
2017	0.80% to 1.40%	1,652,970	30.13 to 28.65	59,795,515	1.40%	29.25% to 28.47%
2016	0.80% to 1.40%	1,852,149	23.31 to 22.30	52,046,563	1.37%	-5.82% to -6.39%
2015	0.80% to 1.40%	2,102,387	24.75 to 23.83	63,136,573	1.46%	2.80% to 2.17%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	0.40% to 2.85%	3,623,703	12.36 to 21.90	97,597,749	1.49%	26.99% to 23.87%
2018	0.40% to 2.85%	3,960,462	9.73 to 17.68	85,113,347	1.37%	-15.40% to -17.49%
2017	0.40% to 2.85%	3,943,518	11.51 to 21.43	101,398,519	1.22%	29.47% to 26.30%
2016	0.40% to 2.85%	3,994,427	8.89 to 16.97	80,353,147	1.26%	-5.65% to -7.96%
2015	0.40% to 2.85%	4,070,933	9.42 to 18.44	87,655,046	1.68%	-5.82% to 0.35%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.80% to 1.40%	130,997	32.46 to 29.16	3,882,954	1.55%	33.22% to 32.41%
2018	0.80% to 1.40%	152,249	24.37 to 22.02	3,400,823	0.86%	-18.00% to -18.50%
2017	0.80% to 1.40%	169,584	29.71 to 27.02	4,643,897	1.37%	18.26% to 17.55%
2016	0.80% to 1.40%	194,874	25.12 to 22.99	4,535,225	1.00%	8.61% to 7.95%
2015	0.80% to 1.40%	221,601	23.13 to 21.29	4,774,145	0.98%	-3.83% to -4.41%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.40% to 2.40%	666,837	14.81 to 12.94	9,190,357	1.61%	22.46% to 20.00%
2018	0.40% to 2.50%	412,769	12.10 to 10.72	4,725,026	3.46%	-6.83% to -8.81%
2017	0.40% to 2.50%	175,387	12.98 to 11.75	2,194,349	2.28%	3.36% to 1.18%
2016	0.40% to 0.60%	67,558	12.56 to 12.47	844,472	1.48%	5.04% to 4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	60,710	11.96 to 11.89	723,669	1.66%	3.07% to 2.87%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.40% to 2.85%	13,162,556	24.86 to 14.95	234,316,579	5.37%	15.59% to 12.75%
2018	0.40% to 2.85%	14,462,828	21.51 to 13.26	225,356,300	4.80%	-4.69% to -7.05%
2017	0.40% to 2.85%	16,047,838	22.57 to 14.27	264,473,144	4.16%	9.24% to 6.56%
2016	0.40% to 2.85%	17,118,771	20.66 to 13.39	261,593,923	4.83%	13.57% to 10.78%
2015	0.40% to 2.85%	17,158,069	18.19 to 12.08	234,757,036	4.70%	-7.43% to -9.70%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2019	0.95% to 2.50%	884,745	35.18 to 32.55	34,343,613	1.25%	28.00% to 26.00%
2018	0.95% to 2.50%	1,023,109	27.49 to 25.83	31,155,968	1.28%	-5.98% to -7.46%
2017	0.95% to 2.50%	1,134,416	29.24 to 27.91	36,931,800	1.52%	19.42% to 17.55%
2016	0.95% to 2.65%	1,368,599	24.48 to 23.24	37,504,818	1.38%	14.94% to 12.98%
2015	0.95% to 2.65%	1,656,734	21.30 to 20.57	39,660,982	1.44%	-4.56% to -6.20%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.40% to 2.90%	1,819,674	25.84 to 31.92	78,816,890	1.06%	25.84% to 22.68%
2018	0.40% to 2.90%	2,065,774	20.53 to 26.02	71,681,277	0.90%	-13.23% to -15.42%
2017	0.40% to 2.90%	2,409,787	23.66 to 30.76	97,555,065	0.51%	10.21% to 7.45%
2016	0.40% to 2.95%	2,890,770	21.47 to 28.43	107,210,709	0.81%	29.67% to 26.36%
2015	0.40% to 2.95%	3,333,199	16.56 to 22.50	96,723,877	0.63%	-7.76% to -10.12%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.40% to 0.60%	92,937	15.38 to 15.17	1,423,693	1.65%	23.87% to 23.62%
2018	0.40% to 0.60%	90,901	12.41 to 12.27	1,125,008	2.45%	-11.57% to -11.75%
2017	0.40% to 0.60%	79,914	14.04 to 13.91	1,119,413	1.78%	8.16% to 7.95%
2016	0.40% to 0.60%	60,134	12.98 to 12.88	778,908	1.83%	11.73% to 11.50%
2015	0.40% to 0.60%	55,378	11.62 to 11.55	642,479	3.12%	-4.04% to -4.23%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.80% to 2.50%	795,837	12.74 to 11.55	9,772,585	1.01%	25.68% to 23.53%
2018	0.80% to 2.50%	889,456	10.14 to 9.35	8,750,560	0.87%	-16.47% to -17.91%
2017	0.80% to 2.50%	1,248,611	12.14 to 11.39	14,799,798	1.00%	39.29% to 36.91%
2016	0.80% to 2.65%	1,166,947	8.71 to 8.29	9,987,139	0.80%	16.50% to 14.34%
2015	0.75% to 2.65%	1,309,203	7.49 to 7.25	9,684,196	2.08%	-20.21% to -21.74%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.75% to 2.45%	1,265,143	9.31 to 19.12	28,311,161	1.72%	11.68% to 9.77%
2018	0.75% to 2.50%	1,368,003	8.34 to 17.28	27,641,882	2.64%	-16.08% to -17.57%
2017	0.75% to 2.50%	1,553,378	9.94 to 20.96	37,494,243	2.58%	15.82% to 13.78%
2016	0.75% to 2.65%	1,857,240	8.58 to 18.03	39,197,424	1.98%	6.37% to 4.34%
2015	0.75% to 2.75%	2,173,064	8.07 to 16.30	43,409,518	3.27%	-7.19% to -9.07%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.40% to 2.85%	10,542,396	10.19 to 8.94	99,271,236	7.08%	1.60% to -0.89%
2018	0.40% to 2.85%	11,681,077	10.02 to 9.02	109,564,710	0.00%	1.53% to -0.98%
2017	0.40% to 2.85%	12,642,442	9.87 to 9.11	118,197,846	0.00%	1.52% to -0.97%
2016	0.40% to 2.85%	12,642,337	9.73 to 9.20	117,775,054	0.00%	2.53% to 0.01%
2015	0.40% to 2.85%	13,724,392	9.49 to 9.20	126,165,269	7.94%	-4.69% to -7.03%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.40% to 2.65%	5,922,543	25.42 to 13.00	86,840,145	3.55%	19.38% to 16.68%
2018	0.40% to 2.65%	6,404,078	21.29 to 11.14	79,600,326	3.09%	-10.01% to -12.06%
2017	0.40% to 2.65%	7,228,922	23.66 to 12.67	101,076,365	2.71%	11.53% to 9.02%
2016	0.40% to 2.80%	7,292,261	21.22 to 11.47	92,654,856	3.91%	12.73% to 10.02%
2015	0.40% to 2.80%	7,830,285	18.82 to 10.42	89,375,175	3.00%	-6.59% to -8.84%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2019	0.40% to 0.60%	133,696	11.40 to 11.25	1,518,227	5.33%	7.62% to 7.41%
2018	0.40% to 0.60%	112,176	10.59 to 10.47	1,183,956	3.27%	-2.53% to -2.73%
2017	0.40% to 0.60%	53,163	10.87 to 10.77	574,493	2.48%	4.14% to 3.93%
2016	0.40% to 0.60%	48,249	10.44 to 10.36	502,582	3.51%	7.51% to 7.29%
2015	0.40% to 0.60%	44,614	9.71 to 9.65	432,302	7.68%	-4.25% to -4.45%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	1.30% to 2.10%	161,311	10.10 to 9.97	1,625,373	4.29%	7.41% to 6.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	1.30% to 1.95%	45,915	9.41 to 9.36	431,187	4.10%	-5.94% to -6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2019	0.40% to 0.60%	27,823	19.61 to 19.35	543,956	0.16%	24.03% to 23.79%
2018	0.40% to 0.60%	45,953	15.81 to 15.63	725,767	0.27%	-9.19% to -9.37%
2017	0.40%	34,198	17.41	595,327	0.44%	10.78%
2016	0.40%	12,674	15.71	199,166	1.27%	22.50%
2015	0.40% to 0.60%	9,328	12.83 to 12.76	119,599	0.04%	-2.88% to -3.08%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.40% to 2.50%	818,810	12.64 to 11.93	10,469,053	1.44%	11.49% to 9.14%
2018	0.40% to 2.50%	1,013,151	11.34 to 10.93	11,728,509	0.78%	-4.72% to -6.74%
2017	1.15% to 2.85%	837,816	12.67 to 11.49	10,318,290	0.32%	11.81% to 9.90%
2016	0.40% to 2.85%	788,900	10.56 to 10.45	8,723,469	0.29%	3.92% to 1.37%
2015	0.40% to 2.85%	742,713	10.17 to 10.31	8,004,019	0.09%	-6.19% to -8.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2019	0.40%	637	9.74	6,202	0.58%	5.12%
2018	0.40%	565	9.26	5,233	0.00%	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.40% to 2.55%	1,412,374	10.67 to 9.22	13,862,116	2.36%	4.59% to 2.34%
2018	0.40% to 2.55%	1,539,831	10.20 to 9.01	14,622,477	0.00%	-5.46% to -7.51%
2017	0.40% to 2.55%	1,600,038	10.79 to 9.75	16,281,325	0.00%	3.26% to 1.04%
2016	0.40% to 2.55%	1,602,954	10.45 to 9.65	15,991,496	0.10%	-0.88% to -3.01%
2015	0.40% to 2.55%	1,522,175	10.54 to 9.95	15,522,554	0.68%	1.44% to -0.75%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.80% to 2.35%	202,090	24.63 to 21.82	4,736,807	0.00%	35.33% to 33.22%
2018	0.80% to 2.35%	231,155	18.20 to 16.38	4,024,939	0.00%	-4.66% to -6.16%
2017	0.80% to 2.35%	301,486	19.09 to 17.46	5,542,100	0.00%	26.01% to 24.05%
2016	0.80% to 2.40%	265,809	15.15 to 14.04	3,900,925	0.00%	1.20% to -0.42%
2015	0.80% to 2.50%	372,457	14.97 to 14.04	5,437,608	0.00%	3.91% to 2.13%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.40% to 2.75%	923,919	17.90 to 14.90	14,967,027	0.22%	24.54% to 21.60%
2018	0.40% to 2.75%	968,161	14.37 to 12.26	12,767,822	0.11%	-11.95% to -14.05%
2017	0.40% to 2.75%	1,015,428	16.32 to 14.26	15,406,753	0.31%	14.20% to 11.51%
2016	0.40% to 2.75%	1,095,185	14.29 to 12.79	14,741,264	0.00%	12.71% to 10.06%
2015	0.40% to 2.75%	1,203,449	12.68 to 11.62	14,556,079	0.11%	-4.66% to -6.91%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.75% to 2.50%	740,367	21.36 to 18.63	14,954,259	0.00%	33.00% to 30.65%
2018	0.75% to 2.50%	856,633	16.06 to 14.26	13,087,812	0.00%	-6.58% to -8.24%
2017	0.75% to 2.55%	1,025,694	17.19 to 15.50	16,890,211	0.00%	21.23% to 19.04%
2016	0.75% to 2.55%	1,167,613	14.18 to 13.02	15,980,455	0.00%	-0.18% to -1.99%
2015	0.75% to 2.75%	1,392,724	14.21 to 13.18	19,254,944	0.00%	0.28% to -1.74%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.40% to 0.60%	15,517	13.03 to 12.86	201,364	0.00%	14.75% to 14.51%
2018	0.40% to 0.60%	17,442	11.35 to 11.23	197,412	1.81%	-6.84% to -7.02%
2017	0.40% to 0.60%	13,983	12.19 to 12.07	169,873	3.76%	9.72% to 9.50%
2016	0.40% to 0.60%	18,926	11.11 to 11.03	209,603	0.44%	11.19% to 10.97%
2015	0.40% to 0.60%	19,487	9.99 to 9.94	194,273	4.15%	-4.48% to -4.68%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	1.10% to 2.85%	5,652,376	11.17 to 10.10	61,577,746	0.71%	26.54% to 24.31%
2018	1.10% to 2.85%	5,495,598	8.83 to 8.12	47,474,543	0.59%	-20.44% to -21.86%
2017	1.10% to 2.85%	5,217,271	11.10 to 10.40	56,888,078	1.10%	25.06% to 22.85%
2016	1.10% to 2.55%	3,977,900	8.88 to 8.53	34,817,879	0.82%	-3.78% to -5.19%
2015	1.10% to 2.50%	2,958,757	9.22 to 9.01	27,034,360	0.90%	1.97% to 0.53%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2019	0.80% to 1.40%	618,103	30.66 to 30.26	23,174,078	2.25%	16.57% to 15.87%
2018	0.80% to 1.40%	706,855	26.30 to 26.11	22,852,383	1.97%	-6.08% to -6.65%
2017	0.80% to 1.40%	809,186	28.00 to 27.98	27,949,237	1.96%	8.38% to 7.73%
2016	0.80% to 1.40%	916,811	25.83 to 25.97	29,449,566	2.37%	4.42% to 3.79%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.80% to 1.40%	1,007,502	24.74 to 25.02	31,121,933	2.25%	0.02% to -0.58%
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2019	0.80% to 1.40%	696,890	18.22 to 17.19	15,381,560	3.37%	8.65% to 7.99%
2018	0.80% to 1.40%	792,366	16.77 to 15.92	16,259,089	3.36%	-1.82% to -2.42%
2017	0.80% to 1.40%	895,835	17.08 to 16.32	18,858,499	2.41%	3.75% to 3.13%
2016	0.80% to 1.40%	1,005,802	16.46 to 15.82	20,477,954	3.69%	2.45% to 1.83%
2015	0.80% to 1.40%	1,172,022	16.07 to 15.54	23,357,188	4.09%	0.15% to -0.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.40% to 1.40%	1,606,006	18.72 to 78.08	133,050,649	0.91%	31.26% to 29.94%
2018	0.40% to 1.40%	1,827,157	14.26 to 60.08	116,015,704	1.00%	-13.53% to -14.40%
2017	0.40% to 1.40%	2,024,915	16.49 to 70.19	151,214,950	0.93%	36.12% to 34.76%
2016	0.40% to 1.40%	2,245,312	12.11 to 52.09	124,765,649	1.06%	-0.32% to -1.32%
2015	0.40% to 1.40%	2,550,963	12.15 to 52.78	144,093,681	1.31%	3.53% to 2.49%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	0.65% to 2.80%	2,963,169	15.78 to 33.28	126,384,297	0.67%	30.60% to 27.77%
2018	0.65% to 2.80%	3,193,358	12.08 to 26.04	105,446,548	0.76%	-13.96% to -15.83%
2017	0.75% to 2.80%	3,336,860	13.99 to 30.94	128,948,416	0.72%	35.30% to 32.52%
2016	0.75% to 2.80%	3,380,606	10.34 to 23.35	98,153,725	0.77%	-0.90% to -2.95%
2015	0.75% to 2.80%	3,696,242	10.44 to 24.06	109,407,218	1.07%	2.89% to 0.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.40% to 0.60%	124,703	13.86 to 13.68	1,722,366	1.04%	28.09% to 27.83%
2018	0.40% to 0.60%	121,300	10.82 to 10.70	1,308,781	0.89%	-19.74% to -19.90%
2017	0.40% to 0.60%	88,438	13.48 to 13.36	1,189,825	1.24%	25.79% to 25.54%
2016	0.40% to 0.60%	54,895	10.72 to 10.64	587,155	1.13%	-2.51% to -2.70%
2015	0.40% to 0.60%	54,413	10.99 to 10.94	597,685	1.32%	3.02% to 2.81%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.40% to 1.40%	512,894	21.43 to 22.65	11,737,375	1.08%	31.55% to 30.23%
2018	0.40% to 1.40%	569,239	16.29 to 17.39	9,993,953	1.16%	-8.26% to -9.18%
2017	0.40% to 1.40%	637,656	17.76 to 19.15	12,330,062	1.25%	16.44% to 15.28%
2016	0.40% to 1.40%	735,994	15.25 to 16.61	12,348,327	1.11%	11.17% to 10.06%
2015	0.40% to 1.40%	774,547	13.72 to 15.10	11,780,983	0.92%	2.91% to 1.88%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	0.40% to 2.90%	5,494,477	24.77 to 25.65	188,895,345	0.82%	31.21% to 27.92%
2018	0.40% to 2.90%	6,094,730	18.88 to 20.06	161,754,645	0.92%	-8.47% to -10.78%
2017	0.40% to 2.90%	6,939,343	20.62 to 22.48	203,551,127	1.03%	16.17% to 13.26%
2016	0.40% to 2.95%	7,923,779	17.75 to 19.71	202,543,598	0.84%	10.85% to 8.02%
2015	0.40% to 2.95%	8,384,656	16.01 to 18.24	196,070,657	0.65%	2.69% to 0.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2019	0.80% to 1.40%	221,936	24.64 to 22.68	5,091,127	0.21%	25.46% to 24.70%
2018	0.80% to 1.40%	294,895	19.64 to 18.18	5,417,265	0.31%	-11.04% to -11.59%
2017	0.80% to 1.40%	337,046	22.08 to 20.57	6,996,670	0.87%	13.25% to 12.56%
2016	0.80% to 1.40%	397,141	19.49 to 18.27	7,320,331	0.50%	17.11% to 16.41%
2015	0.80% to 1.40%	425,587	16.65 to 15.70	6,736,763	0.91%	-6.65% to -7.22%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2019	0.40% to 2.85%	2,265,629	27.15 to 33.81	102,406,393	0.00%	25.63% to 22.54%
2018	0.40% to 2.85%	2,344,905	21.61 to 27.59	85,343,599	0.06%	-10.90% to -13.10%
2017	0.40% to 2.85%	2,482,580	24.26 to 31.75	102,511,016	0.65%	13.46% to 10.67%
2016	0.40% to 2.85%	2,592,935	21.38 to 28.69	95,724,851	0.25%	17.20% to 14.33%
2015	0.40% to 2.85%	2,845,336	18.24 to 25.09	90,672,952	0.64%	-6.47% to -8.77%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.80% to 1.40%	815,351	16.44 to 14.59	12,110,104	0.00%	38.25% to 37.41%
2018	0.80% to 1.40%	831,417	11.89 to 10.62	8,977,937	0.00%	-6.84% to -7.41%
2017	0.80% to 1.40%	908,156	12.77 to 11.47	10,581,969	0.03%	27.76% to 26.99%
2016	0.80% to 1.40%	975,796	9.99 to 9.03	8,946,467	0.00%	1.52% to 0.91%
2015	0.80% to 1.40%	1,168,293	9.84 to 8.95	10,612,710	0.00%	5.75% to 5.11%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.80% to 1.40%	152,056	11.57 to 11.07	1,696,709	3.69%	9.92% to 9.25%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.80% to 1.40%	139,910	10.52 to 10.14	1,425,090	5.14%	-5.17% to -5.74%
2017	0.80% to 1.40%	163,993	11.10 to 10.75	1,771,062	2.37%	5.42% to 4.79%
2016	0.80% to 1.40%	178,847	10.53 to 10.26	1,841,821	4.91%	5.68% to 5.05%
2015	0.80% to 1.40%	190,671	9.96 to 9.77	1,868,234	6.99%	-3.04% to -3.63%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	0.75% to 2.25%	550,096	11.42 to 10.24	5,970,206	3.35%	9.78% to 8.12%
2018	0.75% to 2.25%	639,787	10.40 to 9.47	6,361,027	4.57%	-5.26% to -6.70%
2017	0.75% to 2.25%	756,811	10.98 to 10.15	8,003,732	1.97%	5.24% to 3.66%
2016	0.75% to 2.30%	821,814	10.43 to 9.77	8,318,897	4.55%	5.47% to 3.83%
2015	0.75% to 2.45%	964,234	9.89 to 9.36	9,324,026	5.31%	-3.22% to -4.88%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2019	0.40% to 0.60%	132,892	13.43 to 13.26	1,782,768	1.68%	14.43% to 14.20%
2018	0.40% to 0.60%	138,108	11.74 to 11.61	1,619,392	0.84%	-3.29% to -3.48%
2017	0.40% to 0.60%	170,612	12.14 to 12.03	2,069,210	0.45%	11.40% to 11.18%
2016	0.40% to 0.60%	176,118	10.89 to 10.82	1,917,733	0.56%	0.80% to 0.60%
2015	0.40% to 0.60%	219,006	10.81 to 10.76	2,365,851	0.00%	-0.92% to -1.12%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2019	0.40% to 0.60%	376,811	14.68 to 14.50	5,519,034	2.37%	18.82% to 18.58%
2018	0.40% to 0.60%	614,350	12.36 to 12.23	7,577,401	1.31%	-5.13% to -5.33%
2017	0.40% to 0.60%	789,280	13.03 to 12.91	10,268,091	0.47%	15.23% to 15.00%
2016	0.40% to 0.60%	978,660	11.31 to 11.23	11,054,154	0.89%	1.95% to 1.75%
2015	0.40% to 0.60%	898,769	11.09 to 11.04	9,959,012	0.00%	-1.10% to -1.30%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2019	0.40% to 0.60%	355,682	14.15 to 13.97	5,004,356	1.88%	16.86% to 16.62%
2018	0.40% to 0.60%	427,741	12.11 to 11.98	5,159,747	0.96%	-4.39% to -4.58%
2017	0.40% to 0.60%	434,074	12.67 to 12.55	5,480,390	0.46%	13.35% to 13.12%
2016	0.40% to 0.60%	594,742	11.17 to 11.10	6,633,673	0.61%	1.41% to 1.20%
2015	0.40% to 0.60%	581,842	11.02 to 10.97	6,406,819	0.00%	-0.82% to -1.02%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.40% to 2.85%	8,769,928	19.87 to 15.23	151,627,922	2.06%	21.29% to 18.31%
2018	0.40% to 2.85%	9,932,830	16.38 to 12.87	143,522,530	1.78%	-5.82% to -8.15%
2017	0.40% to 2.85%	11,348,594	17.39 to 14.02	176,379,301	1.54%	17.80% to 14.91%
2016	0.40% to 2.85%	13,254,020	14.76 to 12.20	177,205,766	0.58%	-2.96% to -5.34%
2015	0.40% to 2.85%	16,605,015	15.21 to 12.88	231,807,691	0.36%	-8.71% to -10.96%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.40%	1,519	6.49	9,861	0.00%	3.06%
2018	0.40%	372	6.30	2,343	0.00%	-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.40% to 2.85%	5,342,452	13.04 to 12.41	72,891,772	6.66%	10.75% to 8.02%
2018	0.40% to 2.85%	6,336,517	11.77 to 11.49	78,969,207	6.45%	-2.51% to -4.92%
2017	0.40% to 2.85%	7,155,562	12.08 to 12.09	92,623,447	6.57%	6.25% to 3.65%
2016	0.40% to 2.85%	7,643,664	11.37 to 11.66	94,084,258	7.32%	15.72% to 12.89%
2015	0.40% to 2.85%	7,441,642	9.82 to 10.33	80,299,007	6.52%	-6.88% to -9.17%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.40% to 2.85%	5,847,898	24.15 to 19.95	128,785,824	0.00%	37.39% to 34.01%
2018	0.40% to 2.85%	5,510,204	17.57 to 14.89	89,351,754	0.00%	-0.46% to -2.92%
2017	0.40% to 2.85%	4,933,082	17.66 to 15.33	81,261,860	0.00%	26.39% to 23.29%
2016	0.40% to 2.85%	4,939,721	13.97 to 12.44	65,172,036	0.00%	5.69% to 3.10%
2015	0.40% to 2.85%	5,000,233	13.22 to 12.06	63,141,063	0.00%	-6.16% to -8.47%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2019	0.40% to 0.60%	567	17.63	9,996	3.59%	22.50%
2018	0.40% to 0.60%	1,382	14.56 to 14.39	20,024	2.05%	-4.65% to -4.84%
2017	0.60%	584	15.12	8,833	0.50%	19.12%
2016	0.40% to 0.60%	3,698	12.79 to 12.70	47,246	1.48%	4.39% to 4.18%
2015	0.40% to 0.60%	3,648	12.25 to 12.19	44,650	2.76%	-0.06% to -0.26%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2019	0.40%	64,536	17.20	1,109,891	2.15%	14.20%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40% to 0.60%	85,500	15.06 to 14.79	1,286,585	1.00%	-2.32% to -2.52%
2017	0.40% to 0.60%	117,558	15.42 to 15.17	1,811,530	0.90%	10.07% to 9.85%
2016	0.40% to 0.60%	207,446	14.01 to 13.81	2,905,030	1.19%	2.43% to 2.23%
2015	0.40% to 0.60%	248,999	13.67 to 13.51	3,404,241	1.15%	0.05% to -0.15%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2019	0.40% to 0.60%	1,090,124	20.10 to 19.69	21,895,578	2.64%	18.58% to 18.34%
2018	0.40% to 0.60%	1,360,385	16.95 to 16.64	23,045,587	1.41%	-4.29% to -4.48%
2017	0.40% to 0.60%	1,572,218	17.71 to 17.42	27,829,778	0.77%	14.24% to 14.01%
2016	0.40% to 0.60%	1,897,746	15.50 to 15.28	29,408,209	1.32%	3.23% to 3.02%
2015	0.40% to 0.60%	2,066,616	15.02 to 14.83	31,022,321	1.68%	-0.08% to -0.28%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2019	0.40% to 0.60%	1,964,771	21.70 to 21.27	42,643,759	2.75%	20.91% to 20.67%
2018	0.40% to 0.60%	2,422,804	17.95 to 17.63	43,489,258	1.75%	-5.09% to -5.28%
2017	0.40% to 0.60%	2,657,314	18.91 to 18.61	50,256,846	0.85%	16.25% to 16.02%
2016	0.40% to 0.60%	3,151,597	16.27 to 16.04	51,268,778	1.60%	4.10% to 3.89%
2015	0.40% to 0.60%	3,272,222	15.63 to 15.44	51,134,710	2.26%	-0.34% to -0.54%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2019	0.40% to 0.60%	275,259	18.73 to 18.35	5,153,543	2.33%	16.38% to 16.14%
2018	0.40% to 0.60%	292,690	16.09 to 15.80	4,708,783	1.30%	-3.06% to -3.25%
2017	0.40% to 0.60%	395,400	16.60 to 16.33	6,562,108	0.82%	12.32% to 12.09%
2016	0.40% to 0.60%	450,483	14.78 to 14.57	6,656,559	1.31%	2.69% to 2.48%
2015	0.40% to 0.60%	521,289	14.39 to 14.22	7,500,314	1.49%	-0.07% to -0.27%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2019	0.40% to 1.75%	131,850	9.97 to 9.94	1,312,888	0.00%	-0.27% to -0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.80% to 1.40%	332,614	36.77 to 33.44	11,261,759	1.64%	25.75% to 24.99%
2018	0.80% to 1.40%	387,327	29.24 to 26.75	10,479,437	0.97%	-12.55% to -13.08%
2017	0.80% to 1.40%	469,253	33.44 to 30.78	14,600,047	0.81%	12.86% to 12.18%
2016	0.80% to 1.40%	535,946	29.63 to 27.44	14,855,704	0.87%	13.78% to 13.09%
2015	0.80% to 1.40%	546,122	26.04 to 24.26	13,376,443	1.02%	-3.43% to -4.02%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.40% to 2.20%	313,524	12.15 to 29.41	9,799,803	1.64%	21.78% to 19.58%
2018	0.40% to 2.20%	395,535	9.97 to 24.60	9,580,583	1.76%	-0.26% to -1.79%
2017	0.95% to 2.20%	366,508	27.75 to 25.05	10,161,366	1.38%	17.02% to 15.54%
2016	0.95% to 2.20%	392,370	23.72 to 21.68	9,324,473	1.95%	3.34% to 2.03%
2015	0.95% to 2.20%	437,539	22.95 to 21.24	10,108,408	1.61%	-0.54% to -1.80%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.40% to 0.60%	77,654	26.53 to 26.17	2,053,042	0.05%	34.62% to 34.35%
2018	0.40% to 0.60%	91,628	19.71 to 19.48	1,800,769	0.16%	-1.06% to -1.26%
2017	0.40% to 0.60%	35,322	19.92 to 19.73	702,177	0.46%	26.58% to 26.33%
2016	0.40% to 0.60%	14,228	15.73 to 15.62	223,445	0.72%	11.66% to 11.43%
2015	0.40% to 0.60%	17,758	14.09 to 14.02	249,785	0.84%	3.35% to 3.14%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.40% to 2.85%	6,400,630	11.04 to 9.83	67,151,605	2.87%	8.84% to 6.16%
2018	0.40% to 2.85%	6,585,369	10.15 to 9.26	64,146,071	2.77%	-1.68% to -4.12%
2017	0.40% to 2.85%	5,597,484	10.32 to 9.66	56,031,070	2.60%	2.94% to 0.42%
2016	0.40% to 2.85%	4,859,004	10.02 to 9.62	47,777,798	2.72%	1.81% to -0.68%
2015	0.40% to 2.50%	1,919,575	9.85 to 9.71	18,752,458	1.71%	-1.54% to -2.94%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.40% to 2.75%	3,296,707	28.99 to 42.83	138,633,314	0.02%	36.30% to 33.09%
2018	0.40% to 2.75%	3,720,030	21.27 to 32.18	117,359,769	1.24%	1.31% to -1.09%
2017	0.40% to 2.75%	4,346,116	21.00 to 32.54	137,560,937	0.00%	29.48% to 26.43%
2016	0.40% to 2.75%	5,035,118	16.22 to 25.74	125,005,211	0.87%	1.54% to -0.85%
2015	0.40% to 2.75%	5,899,324	15.97 to 25.96	147,320,830	1.22%	11.49% to 8.86%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.40% to 2.85%	6,662,451	34.10 to 30.07	175,244,593	0.40%	44.24% to 40.69%
2018	0.40% to 2.85%	6,599,469	23.64 to 21.37	122,975,804	1.08%	0.50% to -1.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.40% to 2.85%	6,516,353	23.52 to 21.80	122,662,647	0.43%	44.33% to 40.80%
2016	0.40% to 2.85%	5,095,862	16.30 to 15.48	68,797,970	0.09%	13.40% to 10.62%
2015	0.40% to 2.85%	4,891,607	14.37 to 14.00	57,799,647	0.80%	4.23% to 1.66%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.75% to 2.65%	1,702,037	11.36 to 26.84	36,738,733	1.83%	25.76% to 23.35%
2018	0.75% to 2.65%	1,925,759	9.03 to 21.76	33,438,105	1.66%	-15.78% to -17.40%
2017	0.75% to 2.75%	2,189,258	10.73 to 24.48	45,520,689	1.56%	29.83% to 27.22%
2016	0.75% to 2.75%	2,427,421	8.26 to 19.24	39,342,933	5.01%	-7.41% to -9.27%
2015	0.75% to 2.75%	2,950,471	8.92 to 21.21	51,209,149	0.51%	-9.49% to -11.31%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.40% to 2.75%	4,475,407	10.95 to 9.67	45,259,957	0.88%	17.67% to 14.89%
2018	0.40% to 2.85%	4,904,233	9.30 to 8.38	42,606,559	1.92%	-18.88% to -20.89%
2017	0.40% to 2.85%	4,480,686	11.47 to 10.59	48,516,913	1.93%	27.32% to 24.20%
2016	0.40% to 2.85%	4,087,331	9.01 to 8.52	35,091,210	1.28%	20.30% to 17.35%
2015	0.40% to 2.85%	2,211,426	7.49 to 7.26	16,012,703	1.36%	-20.38% to -22.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.40% to 2.85%	4,806,220	11.05 to 10.09	51,206,073	2.87%	7.98% to 5.32%
2018	0.40% to 2.85%	3,894,839	10.23 to 9.58	38,813,179	3.68%	-1.42% to -3.86%
2017	0.40% to 2.85%	2,660,651	10.38 to 9.96	27,146,077	3.22%	3.45% to 0.91%
2016	0.40% to 2.85%	1,134,112	10.03 to 9.87	11,295,234	4.65%	0.34% to -1.30%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.40% to 0.60%	24,509	10.59 to 10.55	259,230	3.20%	4.64% to 4.43%
2018	0.40% to 0.60%	3,299	10.12 to 10.10	33,333	4.36%	1.16% to 1.03%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2019	0.40% to 0.60%	7,458	11.46 to 11.43	85,441	1.01%	21.54% to 21.30%
2018	0.40% to 0.60%	4,444	9.43 to 9.42	41,888	0.65%	-5.68% to -5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2019	0.95% to 2.30%	391,705	17.89 to 16.76	6,823,648	0.34%	38.26% to 36.37%
2018	0.95% to 2.30%	427,471	12.94 to 12.29	5,420,401	0.34%	-0.38% to -1.75%
2017	0.95% to 2.30%	485,616	12.99 to 12.51	6,216,844	0.41%	26.89% to 25.16%
2016	0.95% to 2.30%	601,619	10.24 to 9.99	6,098,868	0.38%	4.84% to 3.41%
2015	0.95% to 2.30%	633,135	9.77 to 9.66	6,156,386	0.46%	-2.34% to -3.36%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.40% to 2.80%	3,012,031	24.41 to 20.25	67,089,712	0.00%	40.71% to 37.32%
2018	0.40% to 2.80%	2,337,791	17.35 to 14.74	37,462,273	0.00%	-2.11% to -4.49%
2017	0.40% to 2.80%	2,308,380	17.72 to 15.44	38,147,836	0.00%	25.83% to 22.81%
2016	0.40% to 2.80%	1,975,791	14.08 to 12.57	26,229,003	0.00%	8.36% to 5.76%
2015	0.40% to 2.80%	1,931,535	13.00 to 11.88	23,951,034	0.00%	-2.54% to -4.89%
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2019	0.40% to 0.60%	13,924	15.82 to 15.61	218,369	3.78%	24.30% to 24.05%
2018	0.40% to 0.60%	13,773	12.73 to 12.58	173,720	0.78%	0.41% to 0.20%
2017	0.40% to 0.60%	14,544	12.67 to 12.56	183,219	4.14%	14.04% to 13.81%
2016	0.40% to 0.60%	13,452	11.11 to 11.03	148,800	3.44%	10.79% to 10.57%
2015	0.40% to 0.60%	13,406	10.03 to 9.98	134,024	4.14%	-15.10% to -15.27%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.40% to 2.90%	10,092,360	23.89 to 29.05	383,956,790	1.87%	28.99% to 25.75%
2018	0.40% to 2.90%	11,370,541	18.52 to 23.10	339,385,908	1.31%	-10.72% to -12.97%
2017	0.40% to 2.90%	12,465,206	20.75 to 26.55	422,395,200	1.72%	16.88% to 13.96%
2016	0.40% to 2.95%	13,487,674	17.75 to 23.13	396,228,612	1.89%	13.32% to 10.43%
2015	0.40% to 2.95%	13,646,938	15.66 to 20.95	358,519,642	2.08%	-1.33% to -3.86%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.60% to 2.00%	208,542	10.91 to 10.81	2,261,362	0.64%	9.09% to 8.06%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.40% to 2.85%	13,810,529	24.35 to 19.14	301,384,233	1.46%	25.15% to 22.07%
2018	0.40% to 2.85%	14,677,349	19.46 to 15.68	258,562,131	0.91%	-10.09% to -12.31%
2017	0.40% to 2.85%	15,131,602	21.64 to 17.88	299,395,315	1.32%	26.31% to 23.22%
2016	0.40% to 2.85%	14,144,359	17.13 to 14.51	224,168,969	1.15%	3.43% to 0.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 2.85%	13,447,782	16.56 to 14.39	208,365,511	1.84%	5.89% to 3.29%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2019	0.40%	575	11.43	6,572	0.99%	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.40% to 2.85%	1,125,057	12.41 to 11.05	13,205,984	2.56%	27.36% to 24.22%
2018	0.40% to 2.85%	1,195,515	9.75 to 8.89	11,151,713	2.71%	-8.26% to -10.53%
2017	0.40% to 2.85%	1,286,043	10.62 to 9.94	13,234,445	2.32%	12.09% to 9.35%
2016	0.40% to 2.85%	964,729	9.48 to 9.09	8,963,172	2.04%	14.51% to 11.70%
2015	0.40% to 2.40%	154,932	8.28 to 8.16	1,271,205	0.98%	-17.24% to -18.36%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.80% to 1.40%	181,090	16.05 to 14.78	2,706,989	4.20%	9.99% to 9.33%
2018	0.80% to 1.40%	190,500	14.59 to 13.51	2,604,041	2.39%	-1.45% to -2.05%
2017	0.80% to 1.40%	172,681	14.81 to 13.80	2,405,559	3.21%	5.40% to 4.76%
2016	0.80% to 1.40%	164,356	14.05 to 13.17	2,183,887	2.00%	5.26% to 4.63%
2015	0.80% to 1.40%	163,055	13.35 to 12.59	2,069,088	3.56%	-1.45% to -2.04%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	0.95% to 2.45%	714,861	16.24 to 12.50	10,538,872	3.82%	9.56% to 7.90%
2018	0.95% to 2.45%	694,470	14.82 to 11.58	9,391,779	2.31%	-1.86% to -3.35%
2017	0.95% to 2.45%	759,666	15.10 to 11.99	10,536,969	2.90%	4.89% to 3.31%
2016	0.95% to 2.45%	799,543	14.40 to 11.60	10,604,673	1.66%	4.86% to 3.27%
2015	0.95% to 2.55%	908,448	13.73 to 11.09	11,541,430	3.15%	-1.77% to -3.36%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.80% to 1.40%	42,170	35.04 to 30.58	1,309,121	5.32%	13.34% to 12.65%
2018	0.80% to 1.40%	47,440	30.92 to 27.14	1,306,054	5.77%	-7.69% to -8.26%
2017	0.80% to 1.40%	58,179	33.49 to 29.58	1,746,085	5.37%	8.83% to 8.18%
2016	0.80% to 1.40%	64,563	30.77 to 27.35	1,789,500	5.54%	9.67% to 9.01%
2015	0.80% to 1.40%	72,640	28.06 to 25.09	1,845,745	5.35%	-1.91% to -2.50%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2019	0.40% to 1.85%	33,426	11.59 to 24.70	575,441	5.27%	13.71% to 12.06%
2018	0.40% to 1.85%	36,142	10.19 to 22.04	545,549	5.79%	-7.42% to -8.77%
2017	0.40% to 2.05%	43,423	11.01 to 23.44	699,184	5.50%	9.15% to 7.35%
2016	0.40% to 2.05%	34,535	10.09 to 21.83	601,667	5.40%	10.14% to 8.32%
2015	0.40% to 2.05%	37,621	9.16 to 20.16	601,037	5.74%	-1.57% to -3.20%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.40% to 2.55%	28,285	12.35 to 11.06	341,682	2.65%	17.58% to 15.05%
2018	0.40% to 2.55%	34,671	10.51 to 9.62	358,146	3.11%	-8.57% to -10.55%
2017	0.40% to 2.55%	18,964	11.49 to 10.75	216,047	2.37%	9.27% to 6.92%
2016	0.40% to 2.55%	41,570	10.52 to 10.05	436,532	1.27%	2.71% to 0.50%
2015	0.40% to 2.55%	38,899	10.24 to 10.00	402,676	1.74%	-1.81% to -3.93%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.40% to 2.10%	241,170	10.54 to 10.42	2,523,618	2.02%	5.37% to 4.17%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.40% to 2.90%	9,956,482	13.28 to 10.20	171,404,321	2.19%	5.85% to 3.19%
2018	0.40% to 2.90%	12,354,850	12.54 to 9.88	194,998,578	2.11%	-0.45% to -2.96%
2017	0.40% to 2.90%	12,420,978	12.60 to 10.18	202,152,690	2.07%	1.68% to -0.87%
2016	0.40% to 2.95%	13,597,359	12.39 to 10.20	218,300,104	1.86%	0.34% to -2.22%
2015	0.40% to 2.95%	14,815,954	12.35 to 10.43	236,767,960	1.67%	-0.51% to -3.06%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.40% to 2.85%	12,526,039	15.65 to 12.98	221,164,763	4.71%	8.73% to 6.06%
2018	0.40% to 2.85%	14,307,465	14.40 to 12.24	233,949,696	2.77%	-2.74% to -5.14%
2017	0.40% to 2.85%	14,471,179	14.80 to 12.90	244,742,407	4.81%	5.91% to 3.31%
2016	0.40% to 2.85%	13,615,977	13.98 to 12.49	219,092,597	3.25%	8.21% to 5.56%
2015	0.40% to 2.85%	13,639,542	12.92 to 11.83	204,957,701	1.99%	-3.28% to -5.66%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.40% to 2.55%	2,399,886	12.83 to 20.63	58,538,108	5.38%	14.28% to 11.82%
2018	0.40% to 2.55%	2,634,670	11.22 to 18.45	57,029,568	5.64%	-3.39% to -5.49%
2017	0.40% to 2.55%	2,895,079	11.62 to 19.52	65,627,291	5.14%	6.33% to 4.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.65%	3,399,461	10.93 to 18.50	72,967,129	5.58%	13.70% to 11.14%
2015	0.40% to 2.55%	3,261,275	9.61 to 16.87	62,663,254	4.94%	-3.00% to -5.09%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.40% to 3.00%	271,821,075	13.16 to 9.92	3,361,868,173	1.89%	8.55% to 5.71%
2018	0.40% to 3.00%	264,067,144	12.12 to 9.38	3,031,739,885	2.37%	-1.47% to -4.06%
2017	0.40% to 3.00%	239,086,312	12.31 to 9.78	2,809,177,908	1.26%	2.80% to 0.12%
2016	0.40% to 3.00%	199,364,903	11.97 to 9.77	2,298,086,243	2.60%	2.24% to -0.42%
2015	0.40% to 3.10%	172,807,397	11.71 to 9.71	1,965,834,351	1.41%	-0.63% to -3.32%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.40% to 2.85%	4,758,362	16.37 to 11.99	67,267,324	2.88%	9.16% to 6.47%
2018	0.40% to 2.65%	5,180,632	15.00 to 11.51	67,720,853	2.45%	-1.85% to -4.08%
2017	0.40% to 2.65%	5,222,094	15.28 to 12.00	70,161,668	2.37%	3.35% to 1.02%
2016	0.40% to 2.65%	5,144,916	14.79 to 11.88	67,608,454	2.85%	2.92% to 0.60%
2015	0.40% to 2.65%	5,081,927	14.37 to 11.81	65,587,568	1.54%	-0.92% to -3.15%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.80% to 1.40%	262,668	14.79 to 13.78	3,651,738	3.23%	8.07% to 7.42%
2018	0.80% to 1.40%	228,067	13.68 to 12.82	2,948,079	2.92%	-1.22% to -1.82%
2017	0.80% to 1.40%	263,219	13.85 to 13.06	3,463,330	2.94%	3.56% to 2.94%
2016	0.80% to 1.40%	272,710	13.37 to 12.69	3,482,975	3.06%	4.51% to 3.88%
2015	0.80% to 1.40%	233,064	12.80 to 12.22	2,862,984	2.97%	-1.51% to -2.11%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	0.40% to 2.90%	7,488,952	15.27 to 11.18	99,051,022	2.79%	8.26% to 5.55%
2018	0.40% to 2.90%	7,366,376	14.11 to 10.59	90,828,282	2.81%	-1.09% to -3.58%
2017	0.40% to 2.90%	7,919,555	14.26 to 10.98	99,834,745	2.95%	3.76% to 1.17%
2016	0.40% to 2.95%	7,826,378	13.75 to 10.81	96,041,882	2.86%	4.59% to 1.92%
2015	0.40% to 2.95%	8,086,301	13.14 to 10.61	95,953,153	2.73%	-1.28% to -3.80%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.40% to 2.85%	14,111,650	11.99 to 8.94	147,972,960	2.25%	3.67% to 1.12%
2018	0.40% to 2.85%	15,840,601	11.56 to 8.84	160,913,063	2.26%	0.41% to -2.07%
2017	0.40% to 2.85%	13,652,889	11.52 to 9.03	140,413,930	1.66%	1.17% to -1.31%
2016	0.40% to 2.85%	13,257,629	11.38 to 9.15	136,142,803	1.72%	2.08% to -0.42%
2015	0.40% to 2.75%	12,236,451	11.15 to 9.26	124,426,225	1.69%	-0.74% to -3.08%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.40% to 0.60%	80,401	11.00 to 10.97	883,729	5.57%	7.96% to 7.75%
2018	0.60%	16,971	10.18	172,727	2.90%	1.78%	****
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.40% to 2.75%	43,262,098	10.08 to 7.53	503,101,231	1.75%	1.37% to -1.02%
2018	0.40% to 2.75%	48,439,904	9.95 to 7.60	564,774,770	1.38%	0.98% to -1.41%
2017	0.40% to 2.75%	45,584,470	9.85 to 7.71	517,536,153	0.41%	0.02% to -2.33%
2016	0.40% to 2.75%	50,109,476	9.85 to 7.90	583,715,336	0.01%	-0.39% to -2.74%
2015	0.40% to 2.85%	50,544,180	9.89 to 8.01	590,994,138	0.00%	-0.40% to -2.85%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.40% to 2.10%	205,941	10.84 to 10.72	2,218,214	0.99%	8.40% to 7.16%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2019	1.15% to 1.65%	101,281	10.09 to 10.08	1,021,589	0.23%	0.93% to 0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2019	1.15% to 1.30%	62,371	10.97 to 10.96	683,897	0.29%	9.68% to 9.65%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.40% to 2.85%	27,691,497	12.50 to 10.53	311,900,255	0.55%	14.49% to 11.67%
2018	0.40% to 2.85%	24,609,072	10.92 to 9.43	244,394,241	0.91%	-8.84% to -11.09%
2017	0.40% to 2.85%	19,669,396	11.97 to 10.60	216,246,380	1.33%	17.96% to 15.07%
2016	0.40% to 2.85%	14,720,771	10.15 to 9.21	138,538,134	1.17%	1.52% to 0.05%	****
2015	1.15% to 2.50%	5,340,045	9.29 to 9.23	49,503,692	0.00%	-7.15% to -7.74%	****
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.40% to 2.80%	34,382,199	15.91 to 13.92	519,086,570	1.66%	21.49% to 18.57%
2018	0.40% to 2.80%	26,846,222	13.09 to 11.74	336,461,120	1.15%	-2.97% to -5.32%
2017	0.40% to 2.80%	20,695,623	13.49 to 12.40	269,662,955	1.17%	21.21% to 18.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	1.15% to 2.80%	13,095,102	10.93 to 10.48	142,032,231	1.93%	8.78% to 6.97%
2015	0.40% to 2.75%	6,439,133	10.16 to 9.81	64,293,500	2.75%	-0.26% to -2.61%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.80% to 1.40%	382,086	25.43 to 23.69	9,152,537	3.89%	29.49% to 28.70%
2018	0.80% to 1.40%	448,327	19.64 to 18.41	8,334,968	0.30%	-3.86% to -4.44%
2017	0.80% to 1.40%	489,827	20.42 to 19.26	9,520,499	0.34%	29.17% to 28.39%
2016	0.80% to 1.40%	554,024	15.81 to 15.00	8,379,213	0.80%	1.37% to 0.76%
2015	0.80% to 1.40%	621,350	15.60 to 14.89	9,315,584	0.45%	2.61% to 1.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	0.40% to 2.90%	5,293,739	26.12 to 19.26	120,096,282	3.80%	29.70% to 26.44%
2018	0.40% to 2.90%	5,938,578	20.14 to 15.23	105,053,168	0.05%	-3.74% to -6.17%
2017	0.40% to 2.90%	6,516,758	20.92 to 16.24	120,994,190	0.10%	29.36% to 26.13%
2016	0.40% to 2.95%	7,269,482	16.17 to 12.81	105,496,062	0.60%	1.58% to -1.01%
2015	0.40% to 2.95%	8,107,986	15.92 to 12.95	117,161,971	0.22%	2.72% to 0.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.80% to 1.40%	140,058	23.12 to 21.80	3,074,893	20.48%	24.40% to 23.65%
2018	0.80% to 1.40%	171,784	18.59 to 17.63	3,047,188	1.42%	-12.30% to -12.83%
2017	0.80% to 1.40%	211,341	21.19 to 20.23	4,296,820	1.45%	13.62% to 12.94%
2016	0.80% to 1.40%	222,753	18.65 to 17.91	4,009,163	1.85%	15.42% to 14.73%
2015	0.80% to 1.40%	250,352	16.16 to 15.61	3,923,567	1.22%	-3.93% to -4.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.40% to 2.85%	4,690,827	21.49 to 15.13	83,133,463	22.98%	24.60% to 21.53%
2018	0.40% to 2.85%	4,631,844	17.25 to 12.45	66,448,526	1.20%	-12.15% to -14.32%
2017	0.40% to 2.85%	5,374,554	19.63 to 14.53	88,652,631	1.17%	13.90% to 11.11%
2016	0.40% to 2.85%	6,504,812	17.24 to 13.08	95,485,885	1.79%	15.58% to 12.75%
2015	0.40% to 2.80%	6,048,438	14.91 to 11.64	77,594,537	1.01%	-3.82% to -6.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.80% to 1.40%	7,457,247	25.45 to 23.71	178,638,041	0.00%	36.16% to 35.33%
2018	0.80% to 1.40%	8,287,039	18.69 to 17.52	146,556,578	0.00%	-7.60% to -8.16%
2017	0.80% to 1.40%	9,267,604	20.23 to 19.08	178,297,202	0.00%	26.72% to 25.95%
2016	0.80% to 1.40%	10,317,863	15.96 to 15.15	157,462,898	0.00%	5.62% to 4.98%
2015	0.80% to 1.40%	11,576,148	15.11 to 14.43	168,141,797	0.00%	-0.98% to -1.58%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	0.40% to 2.90%	5,672,388	25.37 to 19.24	128,521,809	0.00%	36.29% to 32.87%
2018	0.40% to 2.90%	5,598,301	18.61 to 14.48	94,321,007	0.00%	-7.42% to -9.76%
2017	0.40% to 2.90%	6,895,043	20.11 to 16.05	126,493,184	0.00%	27.01% to 23.84%
2016	0.40% to 2.95%	7,147,706	15.83 to 12.90	104,584,693	0.00%	5.63% to 2.94%
2015	0.40% to 2.95%	8,659,725	14.99 to 12.53	121,110,111	0.00%	-0.74% to -3.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.80% to 1.40%	1,793,593	12.75 to 12.32	22,197,089	1.24%	32.08% to 31.29%
2018	0.80% to 1.40%	1,994,973	9.65 to 9.38	18,790,106	1.07%	-17.13% to -17.63%
2017	0.80% to 1.40%	2,185,527	11.65 to 11.39	24,969,891	1.22%	24.77% to 24.02%
2016	0.80% to 1.40%	2,452,159	9.34 to 9.19	22,572,837	1.42%	-2.90% to -3.49%
2015	0.80% to 1.40%	2,745,069	9.62 to 9.52	26,162,417	0.68%	-1.29% to -1.88%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)
2019	0.40% to 2.90%	7,384,663	16.17 to 11.30	98,572,728	0.93%	32.31% to 28.99%
2018	0.40% to 2.90%	8,452,066	12.22 to 8.76	86,186,531	1.09%	-17.00% to -19.10%
2017	0.40% to 2.90%	9,061,611	14.72 to 10.83	112,569,402	0.95%	25.03% to 21.91%
2016	0.40% to 2.95%	10,445,091	11.78 to 8.84	104,876,593	1.20%	-2.86% to -5.34%
2015	0.40% to 2.95%	11,631,797	12.12 to 9.34	121,523,376	0.12%	-1.05% to -3.59%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.80% to 1.40%	2,444,964	19.49 to 18.15	44,800,326	1.67%	29.66% to 28.87%
2018	0.80% to 1.40%	2,737,930	15.03 to 14.09	38,891,138	1.80%	-4.70% to -5.28%
2017	0.80% to 1.40%	3,139,271	15.77 to 14.87	47,032,790	2.11%	5.65% to 5.01%
2016	0.80% to 1.40%	3,544,959	14.93 to 14.16	50,537,759	1.95%	6.49% to 5.85%
2015	0.80% to 1.40%	3,980,586	14.02 to 13.38	53,571,068	2.51%	-6.11% to -6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2019	0.40% to 2.85%	5,671,543	40.07 to 14.82	97,626,272	1.56%	29.92% to 26.73%
2018	0.40% to 2.85%	5,777,988	30.84 to 11.70	77,587,417	1.58%	-4.44% to -6.81%
2017	0.40% to 2.85%	6,517,308	32.27 to 12.55	92,788,755	1.94%	5.72% to 3.13%
2016	0.40% to 2.85%	6,892,130	30.53 to 12.17	94,000,848	1.80%	6.75% to 4.13%
2015	0.40% to 2.85%	7,214,889	28.60 to 11.69	93,363,754	2.38%	-6.04% to -8.35%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.40% to 0.60%	34,208	19.07 to 18.82	648,555	2.31%	23.48% to 23.23%
2018	0.40% to 0.60%	40,741	15.45 to 15.27	626,375	1.31%	-13.47% to -13.64%
2017	0.40% to 0.60%	37,926	17.85 to 17.69	676,004	1.37%	13.49% to 13.27%
2016	0.40% to 0.60%	34,172	15.73 to 15.61	536,981	1.61%	17.25% to 17.02%
2015	0.40% to 0.60%	14,266	13.41 to 13.34	191,283	2.26%	-3.14% to -3.33%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.40% to 2.90%	10,260,963	26.05 to 18.88	231,565,828	2.20%	23.35% to 20.26%
2018	0.40% to 2.90%	11,449,717	21.12 to 15.70	211,614,202	1.04%	-13.50% to -15.69%
2017	0.40% to 2.90%	12,848,908	24.42 to 18.62	277,323,581	1.10%	13.38% to 10.55%
2016	0.40% to 2.95%	14,406,181	21.53 to 16.77	276,935,485	1.36%	17.12% to 14.13%
2015	0.40% to 2.95%	16,383,590	18.39 to 14.69	271,418,395	1.16%	-3.27% to -5.75%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.80% to 1.40%	3,565,898	22.63 to 21.08	75,809,329	0.64%	27.05% to 26.28%
2018	0.80% to 1.40%	3,929,899	17.81 to 16.69	66,105,643	0.53%	-5.53% to -6.11%
2017	0.80% to 1.40%	4,345,281	18.85 to 17.78	77,788,449	0.52%	23.86% to 23.11%
2016	0.80% to 1.40%	4,870,321	15.22 to 14.44	70,764,705	0.78%	12.70% to 12.02%
2015	0.80% to 1.40%	5,502,381	13.51 to 12.89	71,326,597	0.76%	-1.87% to -2.46%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.40% to 2.85%	2,102,879	23.12 to 17.45	43,109,027	0.55%	27.57% to 24.44%
2018	0.40% to 2.85%	2,256,041	18.12 to 14.03	36,584,902	0.45%	-5.39% to -7.73%
2017	0.40% to 2.85%	2,319,444	19.15 to 15.20	40,146,704	0.54%	24.26% to 21.22%
2016	0.40% to 2.55%	1,806,938	15.41 to 12.88	25,449,885	0.70%	13.09% to 10.66%
2015	0.40% to 2.65%	2,018,042	13.63 to 11.55	25,411,230	0.66%	-1.59% to -3.81%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.80% to 1.40%	95,317	23.42 to 21.82	2,102,708	0.81%	25.00% to 24.24%
2018	0.80% to 1.40%	115,207	18.73 to 17.56	2,043,477	0.68%	-6.55% to -7.12%
2017	0.80% to 1.40%	115,638	20.05 to 18.90	2,205,698	0.60%	17.67% to 16.96%
2016	0.80% to 1.40%	129,072	17.04 to 16.16	2,103,063	0.76%	9.23% to 8.57%
2015	0.80% to 1.40%	164,906	15.60 to 14.89	2,472,698	0.83%	-1.12% to -1.72%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)
2019	0.40% to 2.90%	4,925,653	25.49 to 18.05	105,164,967	0.70%	25.54% to 22.39%
2018	0.40% to 2.90%	5,445,148	20.30 to 14.75	93,620,504	0.54%	-6.25% to -8.62%
2017	0.40% to 2.90%	6,457,892	21.66 to 16.14	119,725,945	0.52%	17.89% to 14.94%
2016	0.40% to 2.95%	7,416,099	18.37 to 13.98	117,854,984	0.69%	9.67% to 6.87%
2015	0.40% to 2.95%	8,567,800	16.75 to 13.08	125,428,797	0.74%	-0.82% to -3.36%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.80% to 1.40%	1,253,024	32.49 to 30.45	38,480,817	2.62%	25.94% to 25.18%
2018	0.80% to 1.40%	1,423,536	25.80 to 24.33	34,897,450	1.37%	-10.08% to -10.62%
2017	0.80% to 1.40%	1,625,882	28.69 to 27.22	44,562,716	1.62%	7.81% to 7.16%
2016	0.80% to 1.40%	1,867,130	26.61 to 25.40	47,723,718	2.33%	19.48% to 18.76%
2015	0.80% to 1.40%	2,093,055	22.27 to 21.39	45,007,584	2.30%	-5.04% to -5.62%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	0.40% to 2.85%	5,755,354	33.25 to 25.49	170,119,274	2.51%	26.18% to 23.07%
2018	0.40% to 2.85%	6,265,951	26.35 to 20.71	148,331,788	1.21%	-9.83% to -12.07%
2017	0.40% to 2.85%	6,997,342	29.22 to 23.56	185,677,580	1.53%	8.00% to 5.36%
2016	0.40% to 2.85%	7,464,284	27.06 to 22.36	185,339,257	2.29%	19.73% to 16.80%
2015	0.40% to 2.85%	7,354,304	22.60 to 19.14	154,374,620	2.21%	-4.82% to -7.17%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.40% to 1.40%	9,975,304	17.70 to 39.75	398,939,922	1.69%	37.07% to 35.69%
2018	0.40% to 1.40%	11,104,064	12.91 to 29.29	327,345,278	0.76%	-1.67% to -2.66%
2017	0.40% to 1.40%	12,431,015	13.13 to 30.09	376,275,486	0.47%	26.80% to 25.54%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	13,924,566	10.36 to 23.97	335,516,409	0.74%	3.58% to 2.19%	****
2015	0.80% to 1.40%	14,295,494	24.43 to 23.46	337,050,583	0.62%	4.25% to 3.62%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	0.40% to 2.85%	7,991,334	43.10 to 33.04	305,253,784	1.51%	36.78% to 33.42%
2018	0.40% to 2.85%	8,197,306	31.51 to 24.77	231,914,827	0.49%	-1.94% to -4.36%
2017	0.40% to 2.85%	9,719,315	32.13 to 25.90	283,303,657	0.23%	26.56% to 23.46%
2016	0.40% to 2.85%	10,651,011	25.39 to 20.98	248,287,464	0.52%	2.91% to 0.39%
2015	0.40% to 2.85%	9,578,573	24.67 to 20.90	219,506,281	0.37%	4.40% to 1.84%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.40% to 2.90%	12,319,345	17.35 to 13.23	189,880,932	2.46%	12.04% to 9.22%
2018	0.40% to 2.90%	12,328,795	15.48 to 12.11	171,344,836	1.94%	-16.03% to -18.15%
2017	0.40% to 2.90%	12,810,235	18.44 to 14.80	214,282,184	1.95%	22.23% to 19.17%
2016	0.40% to 2.95%	14,534,440	15.09 to 12.37	201,090,496	2.11%	0.71% to -1.86%
2015	0.40% to 2.95%	14,993,808	14.98 to 12.60	208,223,888	1.84%	-4.29% to -6.74%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.40% to 2.80%	825,933	10.78 to 10.35	8,739,047	4.00%	6.16% to 3.60%
2018	0.40% to 2.40%	327,763	10.16 to 10.02	3,305,170	4.11%	1.56% to 0.19%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.80% to 1.40%	937,161	56.22 to 59.25	130,888,989	1.14%	28.27% to 27.50%
2018	0.80% to 1.40%	1,054,265	43.83 to 46.48	113,465,570	1.06%	-0.81% to -1.41%
2017	0.80% to 1.40%	1,184,299	44.19 to 47.14	128,403,881	1.00%	19.56% to 18.84%
2016	0.80% to 1.40%	1,304,033	36.96 to 39.67	118,905,204	1.39%	10.50% to 9.83%
2015	0.80% to 1.40%	1,468,479	33.45 to 36.12	121,497,169	1.19%	0.13% to -0.48%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	0.40% to 2.90%	3,243,676	23.82 to 25.65	112,585,840	0.92%	28.51% to 25.28%
2018	0.65% to 2.90%	3,413,423	17.83 to 20.47	93,554,314	0.78%	-0.93% to -3.19%
2017	0.65% to 2.90%	4,014,588	17.99 to 21.15	112,084,631	0.74%	19.47% to 16.77%
2016	0.40% to 2.95%	4,706,075	15.58 to 17.98	111,044,455	1.12%	10.71% to 7.89%
2015	0.40% to 2.95%	5,584,163	14.07 to 16.67	120,383,706	0.93%	0.26% to -2.31%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.40% to 0.60%	224,130	19.66 to 19.40	4,386,568	1.93%	26.80% to 26.55%
2018	0.40% to 0.60%	207,195	15.50 to 15.33	3,200,981	2.56%	-7.63% to -7.82%
2017	0.40% to 0.60%	64,704	16.78 to 16.63	1,084,015	4.50%	17.52% to 17.29%
2016	0.40% to 0.60%	15,125	14.28 to 14.18	215,630	2.58%	17.42% to 17.18%
2015	0.40% to 0.60%	22,472	12.16 to 12.10	273,070	1.35%	-6.67% to -6.86%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2019	0.40% to 2.90%	9,239,208	23.78 to 25.47	327,350,159	1.75%	26.50% to 23.32%
2018	0.40% to 2.90%	8,038,252	18.80 to 20.65	226,539,313	1.71%	-7.83% to -10.16%
2017	0.40% to 2.90%	6,803,971	20.39 to 22.99	208,825,609	3.09%	17.22% to 14.29%
2016	0.40% to 2.95%	6,230,456	17.40 to 19.97	164,047,875	2.16%	17.10% to 14.11%
2015	0.40% to 2.95%	7,132,894	14.86 to 17.50	162,129,967	1.55%	-6.89% to -9.27%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.80% to 1.40%	385,691	18.76 to 16.65	6,568,627	0.00%	34.63% to 33.81%
2018	0.80% to 1.40%	420,135	13.93 to 12.44	5,337,564	0.00%	-8.68% to -9.24%
2017	0.80% to 1.40%	461,080	15.26 to 13.71	6,438,048	0.00%	23.93% to 23.18%
2016	0.80% to 1.40%	487,634	12.31 to 11.13	5,511,328	0.00%	7.44% to 6.79%
2015	0.80% to 1.40%	608,574	11.46 to 10.42	6,436,694	0.00%	-0.05% to -0.65%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	0.40% to 2.85%	1,200,642	22.53 to 25.36	40,915,829	0.00%	34.84% to 31.52%
2018	0.40% to 2.85%	1,224,052	16.71 to 19.28	31,271,546	0.00%	-8.58% to -10.85%
2017	0.75% to 2.85%	1,227,824	18.26 to 21.63	34,761,039	0.00%	23.71% to 21.11%
2016	0.40% to 2.85%	1,265,979	15.53 to 17.86	29,153,361	0.00%	7.63% to 4.99%
2015	0.40% to 2.80%	1,375,061	14.43 to 17.12	29,882,885	0.00%	0.13% to -2.29%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.40% to 1.40%	806,570	19.15 to 75.19	60,484,876	0.07%	25.15% to 23.89%
2018	0.40% to 1.40%	888,494	15.30 to 60.69	53,898,367	0.01%	-12.99% to -13.86%
2017	0.40% to 1.40%	1,004,309	17.58 to 70.46	70,169,362	0.00%	13.03% to 11.90%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 1.40%	1,123,947	15.55 to 62.96	70,421,172	0.32%	22.34% to 21.12%
2015	0.40% to 1.40%	1,264,093	12.71 to 51.99	65,157,947	0.36%	-2.03% to -3.01%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	0.40% to 2.85%	1,019,467	23.67 to 29.92	41,289,671	0.00%	24.85% to 21.78%
2018	0.40% to 2.85%	1,077,040	18.95 to 24.56	35,320,370	0.00%	-13.18% to -15.33%
2017	0.40% to 2.85%	1,205,338	21.83 to 29.01	46,095,743	0.00%	12.75% to 9.98%
2016	0.40% to 2.85%	1,300,494	19.36 to 26.38	44,530,901	0.10%	22.05% to 19.06%
2015	0.40% to 2.65%	1,435,176	15.87 to 24.84	40,859,982	0.14%	-2.29% to -4.50%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.40% to 1.40%	374,687	11.91 to 25.38	8,798,661	2.37%	22.45% to 21.22%
2018	0.40% to 1.40%	400,658	9.73 to 20.93	7,946,756	0.64%	-17.75% to -18.58%
2017	0.40% to 1.40%	452,326	11.82 to 25.71	11,025,859	1.38%	40.94% to 39.53%
2016	0.40% to 1.40%	426,004	8.39 to 18.43	7,799,060	0.81%	7.29% to 6.21%
2015	0.40% to 1.40%	494,600	7.82 to 17.35	8,589,139	0.80%	-16.33% to -17.17%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	0.75% to 2.80%	1,580,746	11.97 to 27.63	54,828,054	2.19%	21.75% to 19.23%
2018	0.75% to 2.80%	1,701,880	9.83 to 23.17	48,869,518	0.43%	-18.28% to -19.98%
2017	0.75% to 2.80%	1,953,769	12.03 to 28.96	67,991,928	0.95%	40.16% to 37.28%
2016	0.75% to 2.80%	1,775,366	8.58 to 21.10	45,333,109	0.81%	6.67% to 4.48%
2015	0.75% to 2.80%	2,110,360	8.04 to 20.19	50,910,242	0.47%	-16.86% to -18.58%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.40% to 1.40%	887,888	13.84 to 16.02	14,250,205	2.48%	18.64% to 17.45%
2018	0.40% to 1.40%	1,056,569	11.67 to 13.64	14,455,330	2.01%	-14.88% to -15.74%
2017	0.40% to 1.40%	1,111,699	13.71 to 16.19	18,155,383	1.70%	26.94% to 25.67%
2016	0.40% to 1.40%	1,229,114	10.80 to 12.88	15,966,524	2.09%	0.47% to -0.54%
2015	0.40% to 1.40%	1,434,332	10.75 to 12.95	18,728,602	0.48%	-3.44% to -4.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.40% to 2.75%	4,290,709	12.12 to 8.83	43,690,147	2.31%	18.44% to 15.64%
2018	0.40% to 2.80%	4,687,087	10.23 to 7.60	40,790,812	1.81%	-15.14% to -17.20%
2017	0.40% to 2.80%	5,107,600	12.06 to 9.17	52,776,198	1.53%	26.57% to 23.53%
2016	0.40% to 2.80%	4,680,764	9.53 to 7.43	38,728,376	1.94%	0.23% to -2.18%
2015	0.40% to 2.80%	4,786,711	9.50 to 7.59	39,980,311	0.29%	-3.61% to -5.93%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.40% to 1.40%	571,880	16.68 to 41.43	23,770,709	1.03%	18.52% to 17.33%
2018	0.40% to 1.40%	644,567	14.07 to 35.31	22,896,879	0.66%	-17.29% to -18.12%
2017	0.40% to 1.40%	734,822	17.02 to 43.12	31,669,137	0.50%	8.63% to 7.54%
2016	0.40% to 1.40%	827,693	15.66 to 40.10	33,242,961	0.64%	25.43% to 24.17%
2015	0.40% to 1.40%	920,025	12.49 to 32.29	29,770,072	0.68%	-6.40% to -7.34%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	0.40% to 2.85%	927,362	23.36 to 27.80	35,485,822	0.87%	18.22% to 15.31%
2018	0.40% to 2.85%	987,854	19.76 to 24.11	32,404,893	0.45%	-17.46% to -19.50%
2017	0.40% to 2.85%	1,059,738	23.94 to 29.95	42,566,701	0.28%	8.32% to 5.66%
2016	0.40% to 2.85%	1,159,257	22.10 to 28.35	43,560,924	0.47%	25.11% to 22.04%
2015	0.40% to 2.75%	1,128,122	17.66 to 23.53	34,331,477	0.47%	-6.66% to -8.87%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.40% to 2.85%	15,592,346	23.32 to 19.99	374,098,028	0.65%	34.24% to 30.94%
2018	0.40% to 2.85%	15,904,781	17.37 to 15.27	287,097,447	0.23%	-9.79% to -12.02%
2017	0.40% to 2.85%	16,304,900	19.25 to 17.36	329,817,513	0.71%	30.44% to 27.25%
2016	0.40% to 2.85%	16,411,990	14.76 to 13.64	257,450,632	1.51%	-0.21% to -2.66%
2015	0.40% to 2.85%	16,378,721	14.79 to 14.01	260,099,991	0.66%	6.12% to 3.51%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.40% to 2.85%	24,941,956	27.07 to 21.51	643,170,424	0.35%	29.76% to 26.57%
2018	0.40% to 2.85%	25,709,376	20.86 to 16.99	515,914,129	0.30%	-1.06% to -3.50%
2017	0.40% to 2.85%	28,116,220	21.09 to 17.61	575,608,752	0.31%	27.29% to 24.17%
2016	0.40% to 2.85%	27,107,207	16.57 to 14.18	441,281,396	0.23%	8.63% to 5.96%
2015	0.40% to 2.85%	27,464,041	15.25 to 13.38	416,565,768	0.73%	6.00% to 3.39%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.40% to 3.00%	175,046,931	25.07 to 17.05	3,652,605,180	1.33%	25.16% to 21.90%
2018	0.40% to 3.00%	169,771,107	20.03 to 13.99	2,852,695,243	1.00%	-2.58% to -5.14%
2017	0.40% to 3.00%	176,625,407	20.56 to 14.75	3,074,278,440	1.40%	21.44% to 18.28%
2016	0.40% to 3.00%	180,180,514	16.93 to 12.47	2,606,571,152	1.21%	10.64% to 7.76%
2015	0.40% to 3.10%	165,263,144	15.30 to 11.47	2,181,652,320	0.86%	0.68% to -2.05%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.80% to 1.40%	230,954	10.31 to 9.96	2,309,936	22.62%	15.62% to 14.92%
2018	0.80% to 1.40%	245,331	8.92 to 8.67	2,133,871	4.09%	-17.83% to -18.33%
2017	0.80% to 1.40%	297,403	10.85 to 10.61	3,164,246	2.68%	21.94% to 21.21%
2016	0.80% to 1.40%	343,303	8.90 to 8.76	3,011,220	3.00%	4.39% to 3.76%
2015	0.80% to 1.40%	394,375	8.53 to 8.44	3,331,749	1.22%	-5.88% to -6.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	0.40% to 2.85%	3,212,335	10.40 to 13.30	52,967,430	22.94%	15.79% to 12.94%
2018	0.40% to 2.85%	3,238,080	8.98 to 11.78	46,546,043	4.15%	-17.67% to -19.71%
2017	0.40% to 2.85%	3,357,520	10.91 to 14.67	59,286,156	2.40%	22.05% to 19.05%
2016	0.40% to 2.85%	3,854,051	8.94 to 12.32	56,323,559	2.61%	4.56% to 2.00%
2015	0.40% to 2.85%	3,936,869	8.55 to 12.08	55,722,655	1.02%	-5.72% to -8.04%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.40% to 2.80%	6,508,380	18.77 to 15.95	113,046,259	0.98%	24.46% to 21.46%
2018	0.40% to 2.80%	5,983,119	15.08 to 13.14	84,445,236	1.15%	-11.70% to -13.84%
2017	0.40% to 2.80%	5,388,295	17.08 to 15.25	87,059,918	1.01%	13.73% to 10.99%
2016	0.40% to 2.80%	3,887,870	15.02 to 13.74	55,789,584	1.21%	20.39% to 17.50%
2015	0.40% to 2.80%	3,214,294	12.48 to 11.69	38,783,835	1.30%	-5.26% to -7.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.40% to 0.60%	211,198	13.19 to 13.01	2,759,169	3.29%	20.93% to 20.69%
2018	0.40% to 0.60%	215,853	10.91 to 10.78	2,333,786	3.19%	-14.25% to -14.42%
2017	0.40% to 0.60%	107,945	12.72 to 12.60	1,362,876	3.41%	24.06% to 23.81%
2016	0.40% to 0.60%	57,766	10.25 to 10.18	589,297	3.45%	0.35% to 0.15%
2015	0.40% to 0.60%	29,332	10.21 to 10.16	298,906	3.39%	-1.65% to -1.85%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.40% to 2.65%	9,034,263	11.58 to 9.81	103,403,145	3.26%	20.72% to 17.99%
2018	0.40% to 2.65%	8,362,077	9.59 to 8.31	80,089,453	2.43%	-14.47% to -16.42%
2017	0.40% to 2.65%	7,174,717	11.22 to 9.94	81,139,401	2.73%	23.96% to 21.17%
2016	0.40% to 2.65%	5,900,388	9.05 to 8.21	54,316,240	2.49%	0.12% to -2.13%
2015	0.40% to 2.65%	5,462,717	9.04 to 8.38	50,837,544	2.14%	-1.78% to -4.00%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.40% to 2.80%	6,253,581	27.64 to 34.82	269,028,856	1.35%	25.15% to 22.13%
2018	0.40% to 2.80%	6,128,379	22.08 to 28.51	212,732,342	1.34%	-11.74% to -13.88%
2017	0.40% to 2.75%	6,064,937	25.02 to 33.36	241,178,040	1.12%	15.32% to 12.60%
2016	0.40% to 2.75%	5,547,630	21.70 to 29.62	193,989,657	1.30%	19.81% to 16.99%
2015	0.40% to 2.75%	5,257,305	18.11 to 25.32	155,396,682	1.13%	-2.92% to -5.21%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.40% to 2.85%	42,214,877	22.04 to 18.67	859,690,531	1.96%	30.32% to 27.11%
2018	0.40% to 2.85%	39,634,312	16.92 to 14.69	626,230,873	1.58%	-5.26% to -7.60%
2017	0.40% to 2.85%	36,584,258	17.85 to 15.90	616,540,600	1.70%	20.74% to 17.78%
2016	0.40% to 2.85%	29,882,432	14.79 to 13.50	421,737,187	1.92%	10.95% to 8.23%
2015	0.40% to 2.85%	22,546,059	13.33 to 12.47	290,326,944	2.08%	0.54% to -1.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.40% to 2.95%	5,158,120	30.58 to 23.50	159,314,343	1.94%	23.24% to 20.08%
2018	0.60% to 2.95%	5,818,163	24.34 to 19.57	147,546,091	1.43%	-9.40% to -11.56%
2017	0.40% to 2.95%	6,560,953	27.34 to 22.13	186,479,931	1.52%	17.96% to 14.95%
2016	0.40% to 2.95%	7,220,827	23.17 to 19.25	175,539,717	1.59%	9.03% to 6.25%
2015	0.40% to 2.95%	8,101,133	21.26 to 18.12	183,423,552	1.36%	-1.39% to -3.92%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.40% to 2.85%	176,138,480	13.83 to 12.07	2,302,956,756	1.84%	18.49% to 15.58%
2018	0.40% to 2.85%	153,008,686	11.67 to 10.44	1,703,853,239	1.37%	-5.20% to -7.55%
2017	0.40% to 2.85%	126,440,617	12.31 to 11.29	1,499,418,756	2.09%	17.08% to 14.21%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	96,551,805	10.51 to 9.89	987,741,851	0.00%	8.11% to 5.46%
2015	0.40% to 2.85%	62,152,068	9.72 to 9.37	594,463,401	2.53%	-2.64% to -5.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.40% to 3.05%	23,851,697	18.90 to 20.90	680,301,892	2.00%	21.34% to 18.11%
2018	0.40% to 3.05%	27,509,783	15.57 to 17.69	655,533,119	1.54%	-8.10% to -10.56%
2017	0.40% to 3.05%	31,674,347	16.94 to 19.78	832,456,412	1.58%	16.21% to 13.13%
2016	0.40% to 3.05%	35,794,497	14.58 to 17.49	819,396,754	1.71%	8.05% to 5.18%
2015	0.40% to 3.05%	40,552,102	13.49 to 16.62	868,125,115	1.39%	-1.13% to -3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.40% to 3.00%	90,632,346	17.88 to 17.66	2,089,633,792	2.13%	17.27% to 14.21%
2018	0.40% to 3.00%	100,698,428	15.25 to 15.46	2,004,019,494	1.76%	-6.06% to -8.53%
2017	0.40% to 3.00%	113,080,530	16.23 to 16.90	2,422,541,268	1.73%	12.48% to 9.55%
2016	0.40% to 3.00%	122,410,696	14.43 to 15.43	2,360,915,572	1.85%	6.72% to 3.94%
2015	0.40% to 3.00%	133,428,382	13.52 to 14.84	2,440,679,096	1.57%	-0.73% to -3.32%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.40% to 3.00%	37,248,051	16.40 to 14.63	713,356,346	2.14%	13.03% to 10.08%
2018	0.40% to 3.00%	41,053,128	14.51 to 13.29	703,386,792	1.88%	-4.12% to -6.64%
2017	0.40% to 3.00%	44,950,379	15.14 to 14.24	812,216,637	1.82%	8.78% to 5.94%
2016	0.40% to 3.00%	48,904,136	13.92 to 13.44	821,832,274	1.93%	5.28% to 2.54%
2015	0.40% to 3.00%	50,084,778	13.22 to 13.11	808,694,181	1.65%	-0.43% to -3.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.40% to 2.70%	37,616,534	15.40 to 12.62	581,852,781	2.16%	9.09% to 6.58%
2018	0.40% to 2.70%	41,086,948	14.12 to 11.84	587,674,624	1.98%	-2.20% to -4.47%
2017	0.40% to 2.80%	45,224,620	14.43 to 11.97	668,524,661	1.90%	5.26% to 2.73%
2016	0.60% to 2.80%	48,849,367	13.50 to 11.65	692,459,501	1.98%	3.64% to 1.35%
2015	0.60% to 2.80%	46,933,158	13.03 to 11.49	647,698,253	1.73%	-0.34% to -2.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.40% to 3.00%	344,268,967	28.74 to 15.86	6,765,651,488	1.62%	20.30% to 17.16%
2018	0.40% to 3.00%	363,160,318	23.89 to 13.54	5,986,647,628	1.18%	-5.36% to -7.85%
2017	0.40% to 3.00%	379,710,213	25.24 to 14.69	6,679,034,798	1.10%	15.33% to 12.33%
2016	0.40% to 3.00%	385,906,351	21.89 to 13.08	5,945,846,700	1.95%	8.56% to 5.74%
2015	0.40% to 3.10%	375,976,645	20.16 to 12.25	5,391,012,966	1.44%	0.58% to -2.15%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.40% to 2.70%	4,425,266	29.59 to 14.37	72,133,662	2.82%	23.46% to 20.61%
2018	0.40% to 2.70%	4,587,657	23.96 to 11.91	61,099,009	1.84%	-11.10% to -13.17%
2017	0.65% to 2.70%	4,871,759	26.38 to 13.72	73,924,018	1.25%	19.02% to 16.57%
2016	0.75% to 2.70%	5,239,664	21.99 to 11.77	67,465,921	2.34%	7.55% to 5.45%
2015	0.40% to 2.70%	5,356,750	20.93 to 11.16	64,715,621	2.80%	-2.15% to -4.41%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.40% to 2.75%	19,173,402	20.18 to 14.03	310,244,835	2.79%	21.74% to 18.87%
2018	0.40% to 2.75%	21,482,129	16.58 to 11.80	289,247,189	1.94%	-9.87% to -12.01%
2017	0.40% to 3.05%	24,451,473	18.39 to 13.02	369,304,104	1.46%	17.60% to 14.48%
2016	0.40% to 3.05%	27,286,181	15.64 to 11.37	354,523,164	2.56%	7.16% to 4.32%
2015	0.40% to 3.05%	29,878,087	14.59 to 10.90	366,262,797	3.03%	-1.90% to -4.51%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.40% to 2.95%	149,287,227	19.62 to 13.48	2,397,275,270	2.79%	19.76% to 16.69%
2018	0.40% to 2.95%	167,139,954	16.38 to 11.55	2,264,765,326	1.97%	-8.53% to -10.88%
2017	0.40% to 2.95%	185,428,749	17.91 to 12.96	2,776,209,980	1.62%	15.34% to 12.40%
2016	0.40% to 3.00%	200,598,080	15.53 to 11.48	2,632,282,710	2.68%	6.89% to 4.11%
2015	0.40% to 3.00%	217,431,242	14.52 to 11.02	2,697,751,014	2.99%	-1.72% to -4.29%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.40% to 3.40%	152,335,696	18.76 to 12.35	2,366,315,044	2.70%	17.67% to 14.13%
2018	0.40% to 3.40%	169,751,666	15.94 to 10.82	2,264,195,193	2.01%	-7.46% to -10.26%
2017	0.40% to 3.40%	187,940,542	17.22 to 12.06	2,738,361,078	1.75%	13.51% to 10.11%
2016	0.40% to 3.40%	204,434,070	15.17 to 10.95	2,651,970,663	2.67%	6.31% to 3.12%
2015	0.40% to 3.40%	218,892,033	14.27 to 10.62	2,699,910,291	2.81%	-1.46% to -4.43%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.40% to 3.10%	136,546,286	17.82 to 12.29	2,043,288,342	2.61%	15.71% to 12.58%
2018	0.40% to 3.10%	148,478,478	15.40 to 10.92	1,939,268,123	2.19%	-6.61% to -9.16%
2017	0.40% to 3.10%	161,832,789	16.49 to 12.02	2,286,483,422	1.86%	11.60% to 8.59%
2016	0.40% to 3.10%	170,712,773	14.78 to 11.07	2,182,783,312	2.64%	5.68% to 2.83%
2015	0.40% to 3.10%	174,013,314	13.98 to 10.76	2,126,792,967	2.65%	-1.45% to -4.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.40% to 2.95%	49,936,654	17.02 to 12.07	719,567,509	2.57%	13.84% to 10.93%
2018	0.40% to 2.95%	55,035,016	14.95 to 10.88	703,698,360	2.16%	-5.15% to -7.59%
2017	0.40% to 2.95%	60,127,400	15.76 to 11.78	819,027,614	1.88%	9.45% to 6.65%
2016	0.40% to 2.95%	65,146,020	14.40 to 11.04	819,439,987	2.59%	5.57% to 2.88%
2015	0.40% to 2.95%	68,111,828	13.64 to 10.73	819,912,745	2.47%	-1.46% to -3.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2019	0.40% to 2.85%	47,160,771	15.90 to 11.09	617,094,844	2.48%	10.23% to 7.52%
2018	0.40% to 2.85%	50,580,027	14.43 to 10.32	605,610,214	2.15%	-3.00% to -5.40%
2017	0.40% to 2.85%	55,841,512	14.87 to 10.90	696,634,215	2.03%	5.93% to 3.34%
2016	0.40% to 2.85%	60,815,023	14.04 to 10.55	723,035,083	2.47%	4.20% to 1.64%
2015	0.40% to 2.85%	61,515,066	13.47 to 10.38	708,882,876	2.11%	-1.13% to -3.56%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.40% to 2.95%	82,100,866	20.75 to 15.74	1,523,490,816	2.18%	14.88% to 11.94%
2018	0.40% to 2.95%	87,424,198	18.06 to 14.06	1,425,937,414	1.89%	-5.23% to -7.67%
2017	0.40% to 2.95%	92,168,347	19.06 to 15.23	1,602,315,736	1.84%	10.69% to 7.86%
2016	0.40% to 2.95%	94,544,701	17.22 to 14.12	1,499,704,435	1.99%	5.88% to 3.18%
2015	0.40% to 2.95%	87,448,829	16.26 to 13.68	1,323,221,002	1.76%	-0.57% to -3.12%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.40% to 2.65%	62,012,665	25.28 to 19.81	1,397,418,551	2.05%	19.46% to 16.76%
2018	0.40% to 2.65%	68,870,094	21.16 to 16.97	1,312,150,957	1.65%	-6.85% to -8.96%
2017	0.40% to 2.65%	75,042,840	22.72 to 18.64	1,551,449,320	1.66%	14.35% to 11.78%
2016	0.40% to 2.65%	79,973,616	19.86 to 16.67	1,461,461,049	1.80%	7.31% to 4.89%
2015	0.40% to 2.65%	83,811,605	18.51 to 15.90	1,442,283,040	1.55%	-0.93% to -3.17%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.40% to 2.50%	1,309,996	14.69 to 12.75	17,489,384	1.68%	17.04% to 14.58%
2018	0.40% to 2.50%	1,200,259	12.55 to 11.13	13,865,261	1.85%	-8.19% to -10.14%
2017	0.40% to 2.50%	696,475	13.67 to 12.38	8,938,477	1.42%	13.38% to 10.99%
2016	0.40% to 2.45%	612,499	12.06 to 11.18	7,018,150	1.38%	8.33% to 6.11%
2015	0.40% to 2.40%	474,175	11.13 to 10.55	5,086,004	3.11%	-2.15% to -4.12%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.40% to 2.55%	1,555,557	15.71 to 13.58	22,706,372	1.93%	19.29% to 16.71%
2018	0.40% to 2.55%	1,144,692	13.17 to 11.64	14,081,019	1.96%	-10.55% to -12.49%
2017	0.40% to 2.55%	740,582	14.72 to 13.30	10,290,649	2.44%	17.41% to 14.89%
2016	1.15% to 2.40%	320,782	12.20 to 11.64	3,833,860	1.84%	10.11% to 8.72%
2015	1.30% to 2.40%	170,818	11.03 to 10.71	1,861,135	5.84%	-4.42% to -5.48%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.40% to 2.85%	99,738,845	13.88 to 11.76	1,290,791,219	2.56%	14.95% to 12.13%
2018	0.40% to 2.85%	102,058,787	12.08 to 10.49	1,160,290,390	1.95%	-7.45% to -9.74%
2017	0.40% to 2.85%	100,871,469	13.05 to 11.62	1,251,039,482	1.67%	17.32% to 14.44%
2016	0.40% to 2.85%	98,053,986	11.12 to 10.15	1,047,139,959	2.40%	5.79% to 3.19%
2015	0.40% to 2.85%	91,651,481	10.51 to 9.84	935,119,776	1.21%	-5.26% to -7.59%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.40% to 2.85%	46,655,575	13.35 to 11.30	580,249,932	2.48%	13.40% to 10.61%
2018	0.40% to 2.85%	47,957,987	11.77 to 10.22	531,181,200	2.09%	-7.39% to -9.68%
2017	0.40% to 2.85%	49,134,469	12.71 to 11.32	593,599,285	1.71%	14.31% to 11.50%
2016	0.40% to 2.85%	49,115,359	11.12 to 10.15	524,456,631	2.38%	5.14% to 2.56%
2015	0.40% to 2.85%	45,300,352	10.57 to 9.89	464,991,727	1.31%	-4.68% to -7.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.40% to 2.85%	84,974,755	13.97 to 11.83	1,108,144,785	2.18%	14.79% to 11.96%
2018	0.40% to 2.85%	85,245,155	12.17 to 10.57	977,724,910	1.79%	-6.43% to -8.75%
2017	0.40% to 2.85%	82,410,823	13.01 to 11.58	1,019,974,342	1.72%	16.50% to 13.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.40% to 2.85%	77,549,916	11.17 to 10.19	832,143,425	1.82%	6.52% to 3.91%
2015	0.40% to 2.85%	65,985,280	10.48 to 9.81	671,610,820	1.87%	-4.34% to -6.69%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.40% to 2.85%	38,077,091	13.34 to 11.30	473,812,981	2.21%	12.55% to 9.78%
2018	0.40% to 2.85%	38,304,461	11.86 to 10.29	427,640,894	1.87%	-6.00% to -8.33%
2017	0.40% to 2.85%	38,456,865	12.61 to 11.23	461,308,267	1.78%	13.58% to 10.79%
2016	0.40% to 2.85%	37,537,776	11.11 to 10.14	400,604,316	1.85%	5.29% to 2.70%
2015	0.40% to 2.85%	33,773,880	10.55 to 9.87	345,921,135	1.67%	-3.63% to -6.00%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.40% to 2.90%	5,359,460	11.17 to 8.11	62,808,951	1.93%	3.27% to 0.68%
2018	0.40% to 2.90%	6,261,593	10.82 to 8.06	71,476,654	1.53%	0.61% to -1.92%
2017	0.40% to 2.90%	7,094,458	10.75 to 8.22	81,907,897	1.44%	0.49% to -2.03%
2016	0.40% to 2.90%	7,701,381	10.70 to 8.39	88,811,356	1.13%	0.82% to -1.71%
2015	0.40% to 2.90%	8,637,198	10.61 to 8.53	99,694,654	1.36%	-0.22% to -2.72%
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2019	1.25% to 2.25%	7,137	17.36 to 14.95	116,470	0.15%	26.09% to 24.81%
2018	1.25% to 2.25%	8,216	13.77 to 11.98	106,639	0.12%	-18.00% to -18.83%
2017	1.15% to 2.25%	15,424	17.01 to 14.76	248,183	1.09%	25.31% to 23.92%
2016	1.50% to 2.25%	7,651	13.02 to 11.91	95,716	0.53%	-3.28% to -4.02%
2015	1.50% to 2.25%	7,363	13.46 to 12.41	96,067	1.00%	0.00% to -0.76%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.80% to 2.50%	72,408	14.91 to 37.78	3,157,985	0.00%	31.42% to 29.17%
2018	0.80% to 2.50%	75,180	11.35 to 29.25	2,533,406	0.00%	-7.31% to -8.91%
2017	0.80% to 2.50%	91,628	12.24 to 32.11	3,318,695	0.00%	23.57% to 21.46%
2016	0.80% to 2.50%	82,950	9.91 to 26.44	2,432,375	0.00%	3.33% to 1.56%
2015	0.80% to 2.50%	108,418	9.59 to 26.03	3,145,377	0.00%	-4.12% to -1.53%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.80% to 2.35%	446,891	32.22 to 30.27	15,844,032	0.41%	24.88% to 22.93%
2018	0.80% to 2.35%	512,948	25.80 to 24.63	14,641,239	0.46%	-6.48% to -7.95%
2017	0.80% to 2.35%	620,643	27.59 to 26.76	19,084,309	0.50%	17.48% to 15.65%
2016	0.80% to 2.65%	731,358	23.49 to 22.18	19,228,044	0.66%	8.99% to 6.96%
2015	0.80% to 2.65%	879,767	21.55 to 20.74	21,369,110	0.54%	-1.26% to -3.10%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2019	1.30% to 2.55%	851,617	12.13 to 11.07	10,056,420	1.92%	12.69% to 11.26%
2018	1.30% to 2.55%	925,125	10.77 to 9.95	9,728,895	1.29%	-7.63% to -8.81%
2017	1.30% to 2.55%	1,009,768	11.66 to 10.91	11,532,572	1.17%	8.81% to 7.44%
2016	1.30% to 2.80%	1,100,769	10.71 to 9.62	11,591,799	0.91%	4.44% to 2.86%
2015	1.30% to 2.80%	1,241,805	10.26 to 9.36	12,569,710	1.16%	-6.01% to -7.44%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2019	1.30% to 2.50%	407,232	12.96 to 11.87	5,078,242	1.36%	15.12% to 13.72%
2018	1.30% to 2.50%	443,562	11.26 to 10.44	4,832,206	0.76%	-10.28% to -11.37%
2017	1.30% to 2.50%	908,323	12.55 to 11.78	11,186,391	1.29%	15.81% to 14.41%
2016	1.30% to 2.50%	957,595	10.83 to 10.30	10,223,761	1.34%	3.79% to 2.53%
2015	1.30% to 2.50%	1,049,821	10.44 to 10.04	10,832,301	1.56%	-10.56% to -11.64%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2019	1.30% to 2.85%	597,271	12.94 to 10.81	7,455,381	1.80%	14.38% to 12.58%
2018	1.30% to 2.85%	629,849	11.32 to 9.60	6,905,389	1.24%	-8.82% to -10.26%
2017	1.30% to 2.85%	706,332	12.41 to 10.70	8,535,354	1.24%	12.14% to 10.39%
2016	1.15% to 2.85%	764,557	11.14 to 9.69	8,281,252	1.11%	4.63% to 2.84%
2015	1.15% to 2.85%	862,211	10.64 to 9.42	8,995,509	1.26%	-7.75% to -9.33%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.40% to 2.85%	6,714,306	10.71 to 9.78	69,148,806	2.37%	2.29% to -0.23%
2018	0.40% to 2.85%	4,846,128	10.48 to 9.80	49,347,196	2.12%	1.02% to -1.48%
2017	0.40% to 2.85%	2,423,474	10.37 to 9.95	24,681,162	1.63%	1.90% to -0.60%
2016	0.40% to 2.50%	944,987	10.18 to 10.03	9,541,193	0.94%	1.76% to 0.32%	****
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2019	0.40%	23,677	10.86	257,017	3.31%	8.03%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2018	0.40%	1,696	10.05	17,043	0.43%	0.49%	****
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2019	0.40% to 0.60%	26,395	10.08 to 9.95	265,577	1.59%	7.89% to 7.68%
2018	0.40% to 0.60%	25,651	9.34 to 9.24	239,192	2.32%	-2.70% to -2.90%
2017	0.40% to 0.60%	18,070	9.60 to 9.51	173,164	2.24%	3.15% to 2.94%
2016	0.40% to 0.60%	17,059	9.31 to 9.24	158,754	2.17%	4.66% to 4.45%
2015	0.40% to 0.60%	15,317	8.90 to 8.85	136,240	5.77%	-3.19% to -3.38%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.40% to 0.60%	53,592	12.72 to 12.55	678,593	1.76%	6.58% to 6.37%
2018	0.40% to 0.60%	52,907	11.93 to 11.80	628,907	1.41%	1.71% to 1.50%
2017	0.40% to 0.60%	11,528	11.73 to 11.62	135,131	5.13%	2.35% to 2.15%
2016	0.40%	10,635	11.46	121,889	1.40%	6.06%
2015	0.40% to 0.60%	12,103	10.81 to 10.75	130,620	3.29%	-0.11% to -0.31%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2019	0.40% to 0.60%	5,450	10.50 to 10.47	57,094	4.33%	4.41% to 4.20%
2018	0.40% to 0.60%	5,377	10.06 to 10.04	54,032	1.57%	0.58% to 0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.40% to 2.80%	3,633,506	11.69 to 10.65	42,412,486	2.81%	11.30% to 8.62%
2018	0.40% to 2.75%	3,832,626	10.50 to 9.84	40,668,162	3.02%	-5.83% to -8.06%
2017	0.40% to 2.75%	4,156,552	11.15 to 10.70	47,412,110	4.52%	12.93% to 10.27%
2016	0.40% to 2.75%	4,281,948	9.88 to 9.70	43,779,732	2.51%	12.45% to 9.81%
2015	0.40% to 2.75%	4,507,663	8.78 to 8.84	41,502,382	3.17%	-9.55% to -11.69%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.40% to 2.75%	1,330,616	13.33 to 10.33	15,596,010	1.90%	6.49% to 3.98%
2018	0.40% to 2.75%	1,483,969	12.52 to 9.94	16,536,038	4.83%	-4.46% to -6.73%
2017	0.40% to 2.75%	1,504,589	13.10 to 10.65	17,756,763	1.47%	10.29% to 7.70%
2016	0.40% to 2.75%	1,723,219	11.88 to 9.89	18,641,304	1.10%	2.49% to 0.08%
2015	0.40% to 2.75%	1,869,995	11.59 to 9.88	20,050,860	1.41%	-7.55% to -9.73%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.40% to 2.90%	33,581,573	12.80 to 9.76	382,289,769	2.66%	3.51% to 0.91%
2018	0.40% to 2.90%	35,595,616	12.36 to 9.67	395,408,156	1.81%	-0.17% to -2.69%
2017	0.40% to 2.90%	36,607,998	12.39 to 9.94	411,665,133	1.24%	0.85% to -1.68%
2016	0.40% to 2.95%	37,135,940	12.28 to 10.07	418,563,527	1.39%	0.90% to -1.68%
2015	0.40% to 2.95%	36,964,975	12.17 to 10.24	417,352,491	3.37%	-0.19% to -2.75%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.40% to 2.85%	31,717,096	12.64 to 10.18	363,477,084	2.90%	7.81% to 5.16%
2018	0.40% to 2.85%	34,163,917	11.72 to 9.68	366,647,370	2.44%	-1.03% to -3.48%
2017	0.40% to 2.85%	32,295,222	11.84 to 10.03	354,159,256	1.93%	4.40% to 1.84%
2016	0.40% to 2.85%	30,683,591	11.34 to 9.85	325,826,434	1.98%	2.17% to -0.33%
2015	0.40% to 2.85%	29,606,252	11.10 to 9.88	311,201,240	4.92%	-0.07% to -2.52%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2019	0.40% to 0.60%	20,926	5.91 to 5.83	123,184	4.29%	10.91% to 10.68%
2018	0.40% to 0.60%	22,048	5.33 to 5.27	117,213	2.02%	-14.55% to -14.72%
2017	0.40% to 0.60%	15,330	6.24 to 6.18	95,488	10.92%	1.64% to 1.44%
2016	0.40% to 0.60%	12,213	6.14 to 6.09	74,957	1.02%	14.41% to 14.18%
2015	0.40% to 0.60%	11,828	5.37 to 5.34	63,449	4.21%	-25.96% to -26.11%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.40% to 2.55%	1,163,994	12.07 to 10.44	12,978,458	4.32%	14.19% to 11.73%
2018	0.40% to 2.50%	1,107,456	10.57 to 9.37	10,939,981	4.02%	-5.21% to -7.22%
2017	0.40% to 2.45%	1,173,838	11.15 to 10.12	12,388,382	4.93%	9.34% to 7.10%
2016	0.40% to 2.45%	804,800	10.20 to 9.45	7,844,517	5.19%	12.76% to 10.45%
2015	0.40% to 2.50%	529,314	9.05 to 8.55	4,624,115	5.22%	-2.76% to -4.81%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2019	0.40% to 0.60%	19,301	13.36 to 13.18	256,990	4.85%	14.15% to 13.92%
2018	0.40% to 0.60%	20,123	11.70 to 11.57	234,817	4.96%	-3.14% to -3.34%
2017	0.40% to 0.60%	11,334	12.08 to 11.97	136,781	4.62%	6.09% to 5.88%
2016	0.40% to 0.60%	29,352	11.39 to 11.31	334,267	5.15%	11.91% to 11.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.40% to 0.60%	8,419	10.18 to 10.12	85,656	4.24%	-2.16% to -2.36%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.60% to 2.10%	222,349	11.95 to 12.81	2,895,953	1.96%	29.62% to 27.67%
2018	0.95% to 2.10%	215,922	10.23 to 10.04	2,191,798	0.66%	-9.36% to -10.42%
2017	1.05% to 2.10%	168,534	11.28 to 11.20	1,896,326	0.00%	12.83% to 12.04%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.95% to 2.45%	208,365	18.45 to 17.50	3,782,197	0.12%	35.44% to 33.39%
2018	0.95% to 2.45%	160,245	13.62 to 13.12	2,159,663	0.00%	1.40% to -0.14%
2017	0.95% to 2.20%	124,428	13.43 to 13.19	1,659,378	0.09%	29.66% to 28.03%
2016	0.95% to 2.20%	98,505	10.36 to 10.30	1,018,101	0.00%	3.58% to 2.98%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	1.15% to 2.85%	889,855	22.15 to 16.59	18,098,499	1.22%	23.71% to 21.59%
2018	1.15% to 2.85%	412,873	17.91 to 13.64	6,930,959	1.23%	-20.05% to -21.43%
2017	1.15% to 2.85%	238,311	22.40 to 17.37	4,984,087	1.69%	25.13% to 22.98%
2016	1.15% to 2.85%	96,688	17.90 to 14.12	1,605,654	0.87%	-3.57% to -5.23%
2015	1.15% to 2.05%	11,987	18.56 to 16.53	211,545	1.27%	-1.01% to -1.91%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.40% to 2.55%	814,651	23.86 to 19.54	17,482,244	0.00%	23.51% to 20.84%
2018	0.40% to 2.55%	898,461	19.32 to 16.17	15,775,103	0.63%	-7.55% to -9.56%
2017	0.40% to 2.55%	1,110,094	20.90 to 17.88	21,345,191	0.55%	17.05% to 14.53%
2016	0.40% to 2.55%	1,272,457	17.86 to 15.61	21,151,245	0.61%	10.56% to 8.18%
2015	0.40% to 2.55%	1,378,482	16.15 to 14.43	20,959,247	0.51%	-7.54% to -9.54%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2019	0.40% to 0.60%	17,421	15.56 to 15.35	270,882	0.69%	18.19% to 17.95%
2018	0.40% to 0.60%	17,884	13.17 to 13.02	235,295	0.59%	-8.71% to -8.89%
2017	0.40% to 0.60%	26,309	14.42 to 14.29	379,276	0.97%	4.96% to 4.75%
2016	0.40% to 0.60%	24,702	13.74 to 13.64	339,279	1.95%	20.48% to 20.23%
2015	0.40% to 0.60%	25,239	11.41 to 11.34	287,775	0.73%	-12.15% to -12.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.40% to 2.85%	6,515,519	48.47 to 38.10	281,656,169	0.00%	28.12% to 24.96%
2018	0.40% to 2.85%	7,141,535	37.83 to 30.49	243,790,188	0.00%	0.45% to -2.03%
2017	0.40% to 2.85%	7,441,709	37.66 to 31.12	255,692,808	0.00%	26.80% to 23.69%
2016	0.40% to 2.85%	7,778,961	29.70 to 25.16	213,291,589	0.00%	-11.07% to -13.25%
2015	0.40% to 2.85%	9,260,603	33.40 to 29.01	289,485,338	0.00%	12.02% to 9.27%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2019	0.40% to 0.60%	20,955	12.23 to 12.19	256,083	0.00%	38.19% to 37.91%	****
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.40% to 2.85%	4,531,754	6.69 to 5.16	25,916,249	0.00%	11.10% to 8.37%
2018	0.40% to 2.55%	4,611,558	6.02 to 4.86	23,971,126	0.00%	-28.71% to -30.26%
2017	0.40% to 2.85%	4,333,652	8.45 to 6.85	31,995,322	0.00%	-2.36% to -4.76%
2016	0.40% to 2.85%	5,646,906	8.65 to 7.19	43,116,182	0.29%	42.84% to 39.34%
2015	0.40% to 2.80%	3,711,701	6.06 to 5.17	20,106,760	0.03%	-33.89% to -35.49%
VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class (VWBF)
2019	0.80% to 1.40%	253,821	21.20 to 20.79	6,133,783	0.34%	11.72% to 11.04%
2018	0.80% to 1.40%	288,142	18.98 to 18.72	6,272,880	7.69%	-6.89% to -7.46%
2017	0.80% to 1.40%	311,850	20.38 to 20.23	7,360,076	2.34%	11.35% to 10.68%
2016	0.80% to 1.40%	344,888	18.30 to 18.28	7,379,166	0.00%	5.57% to 4.94%
2015	0.80% to 1.40%	391,393	17.34 to 17.42	7,975,891	6.65%	-13.78% to -14.30%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.80% to 1.40%	493,694	35.44 to 30.82	15,492,202	0.46%	29.55% to 28.77%
2018	0.80% to 1.40%	546,069	27.36 to 23.94	13,296,936	0.32%	-24.10% to -24.56%
2017	0.80% to 1.40%	650,129	36.05 to 31.73	20,971,090	0.41%	49.83% to 48.93%
2016	0.80% to 1.40%	699,218	24.06 to 21.31	15,129,566	0.48%	-0.70% to -1.30%
2015	0.80% to 1.40%	809,875	24.23 to 21.59	17,743,844	0.57%	-14.68% to -15.20%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.80% to 2.35%	597,024	27.05 to 5.52	10,480,871	0.00%	10.97% to 9.24%
2018	0.80% to 2.40%	689,947	24.37 to 5.04	10,676,012	0.00%	-28.85% to -30.01%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.75% to 2.45%	822,612	7.91 to 7.17	17,814,098	0.00%	-2.43% to -4.10%
2016	0.75% to 2.45%	968,351	8.11 to 7.48	21,408,506	0.41%	42.64% to 40.20%
2015	0.75% to 2.75%	1,147,129	5.69 to 5.28	17,634,850	0.03%	-33.95% to -35.28%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15% to 1.35%	5,849	28.41 to 27.49	162,425	0.54%	26.91% to 26.65%
2018	1.15% to 1.35%	5,933	22.39 to 21.70	129,994	0.42%	-14.31% to -14.48%
2017	1.15% to 1.35%	7,477	26.13 to 25.38	191,617	0.68%	25.01% to 24.75%
2016	1.15% to 1.35%	8,424	20.90 to 20.34	173,052	1.00%	2.70% to 2.50%
2015	1.15% to 1.35%	18,880	20.35 to 19.85	378,872	0.57%	-4.23% to -4.42%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2019	0.40% to 2.40%	188,313	10.86 to 10.71	1,687,024	3.33%	8.60% to 7.14%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.40% to 2.75%	2,719,852	40.52 to 29.78	96,591,484	0.00%	24.33% to 21.40%
2018	0.40% to 2.85%	2,983,354	32.59 to 24.17	86,150,917	0.00%	0.90% to -1.60%
2017	0.40% to 2.85%	2,937,303	32.30 to 24.57	84,900,413	0.00%	25.36% to 22.28%
2016	0.40% to 2.85%	2,939,252	25.76 to 20.09	68,560,466	0.00%	7.32% to 4.68%
2015	0.40% to 2.85%	3,360,935	24.01 to 19.19	73,872,903	0.00%	-3.27% to -5.65%
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2019	1.40% to 1.75%	403	34.57 to 33.43	13,839	0.00%	35.13% to 34.65%
2018	1.40% to 1.75%	850	25.59 to 24.83	21,663	0.00%	-1.14% to -1.49%
2017	1.40% to 1.75%	850	25.88 to 25.20	21,922	0.01%	32.72% to 32.25%
2016	1.40% to 1.75%	850	19.50 to 19.06	16,525	0.00%	-0.89% to -1.24%
2015	1.15% to 1.75%	1,680	19.95 to 19.30	33,009	0.00%	0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.40% to 1.40%	1,160,643	13.76 to 27.09	34,653,285	0.34%	4.25% to 3.20%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class II (CAF2)
2015	0.40% to 2.75%	4,058,798	15.34 to 13.72	58,924,357	0.51%	3.95% to 1.49%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	0.95% to 2.25%	40,251	14.05 to 13.73	618,423	1.34%	9.62% to 8.19%
2016	0.95% to 2.25%	43,051	12.82 to 12.69	605,853	1.53%	-5.39% to -6.62%
2015	0.95% to 2.25%	52,107	13.55 to 13.59	780,232	1.57%	-7.32% to -8.54%
Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP Fund: Class 2 (FTVHI2)
2016	0.40% to 0.60%	19,397	10.74 to 10.66	207,191	6.75%	16.48% to 16.25%
2015	0.40% to 0.60%	16,935	9.22 to 9.17	155,574	2.28%	-9.49% to -9.67%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares (GVSIA)
2017	0.40%	1,343	9.62	12,919	0.69%	-2.71%
2016	0.40%	770	9.89	7,614	2.04%	0.34%
2015	0.40%	770	9.85	7,588	0.87%	-1.45%	****
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	1.05% to 2.10%	77,968	20.58 to 19.56	1,664,605	1.84%	13.81% to 12.61%
2015	1.05% to 2.45%	104,940	18.08 to 16.60	1,965,355	1.87%	-8.50% to -9.79%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.95% to 2.20%	55,063	20.48 to 19.13	1,160,971	1.25%	-7.00% to -8.18%
Wells Fargo Variable Trust - VT Total Return Bond Fund: Class 2 (WFVTRB)
2015	1.15% to 1.25%	21,348	14.46 to 14.30	305,653	1.28%	-1.02% to -1.12%

2019	Reserves for annuity contracts in payout phase:	$14,183,312
2019	Contract Owners’ Equity:	$55,490,273,506
2018	Reserves for annuity contracts in payout phase:	$11,069,590
2018	Contract Owners’ Equity:	$48,895,196,042
2017	Reserves for annuity contracts in payout phase:	$10,580,370
2017	Contract Owners’ Equity:	$54,201,450,452
2016	Reserves for annuity contracts in payout phase:	$9,930,422
2016	Contract Owners’ Equity:	$48,380,816,200
2015	Reserves for annuity contracts in payout phase:	$9,994,873
2015	Contract Owners’ Equity:	$45,303,722,763

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values.  Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (1) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/resolution.htm
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit (3) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090307000220/underwriting.htm
4)	The form of the variable annuity contract – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090312000449/ex4.htm
a)	Form of One-Year Enhanced Death Benefit Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446256/d11235dex99c.htm
b)	Form of Liquidity Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446256/d11235dex99e.htm
c)	Form of Nationwide Lifetime Income Track SM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446256/d11235dex99s.htm

d)	Form of Nationwide Lifetime Income Rider® ("Nationwide L.inc" Option) Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446256/d11235dex99r.htm
e)	Form of Nationwide Lifetime Income CaptureSM Guaranteed Lifetime Withdrawal Benefit ("GLWB") Option – Filed previously on February 1, 2016 with Post-Effective Amendment No. 21 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119312516446256/d11235dex99t.htm
5)	Variable Annuity Application – Filed previously on March 15, 2012 with Pre-Effective Amendment No. 1 to the registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090312000449/ex5.htm
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
https://www.sec.gov/Archives/edgar/data/740269/000119090311000372/algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99826.htm

5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312513399825/d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm

27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090308000149/schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm

38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119312516540962/d149778dex9924b31.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel – Filed previously with initial registration statement (File No. 333-177731) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/356514/000119090311001557/opinion.htm
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy

Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 326 and 279 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact